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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)         (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2012 is filed herewith.

MainStay VP Balanced Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 39.4%†
	Asset-Backed Securities 0.5%
	Automobile 0.4%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$90,000	$90,132
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	150,000	150,329
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	156,000	155,978
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	91,430	91,879
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	150,000	150,270
			638,588
	Credit Cards 0.0%‡
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	86,000	85,787

	Other ABS 0.1%
	John Deere Owner Trust Series 2012-A, Class A3 0.75%, due 3/15/16	200,000	200,017

	Total Asset-Backed Securities (Cost $923,390)		924,392

	Corporate Bonds 11.1%
	Aerospace & Defense 0.2%
	General Dynamics Corp. 2.25%, due 7/15/16	125,000	129,546
	Northrop Grumman Corp. 1.85%, due 11/15/15	100,000	101,205
	Raytheon Co. 1.40%, due 12/15/14	75,000	76,243
			306,994
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 2.30%, due 1/9/15 (a)	150,000	153,786
	Toyota Motor Credit Corp. 2.00%, due 9/15/16 MTN (b)	100,000	102,047
			255,833
	Banks 2.1%
¤	Bank of America Corp.
	3.70%, due 9/1/15	150,000	151,404
	4.50%, due 4/1/15	100,000	103,576
	5.65%, due 5/1/18	375,000	400,313
	5.70%, due 1/24/22	100,000	105,858
	Capital One Financial Corp. 2.15%, due 3/23/15	100,000	100,154
	Citigroup, Inc.
	4.45%, due 1/10/17	125,000	130,938
	4.587%, due 12/15/15	110,000	115,841
	5.50%, due 10/15/14	75,000	80,468
	6.00%, due 8/15/17	150,000	166,777
	6.01%, due 1/15/15	25,000	27,163
	Goldman Sachs Group, Inc. (The)
	3.70%, due 8/1/15	75,000	76,323
	5.375%, due 3/15/20	125,000	127,072
	5.75%, due 1/24/22	75,000	77,156
	6.00%, due 6/15/20	100,000	105,221
	HSBC USA, Inc. 2.375%, due 2/13/15	200,000	201,372
¤	JPMorgan Chase & Co.
	4.35%, due 8/15/21	250,000	255,434
	4.50%, due 1/24/22	200,000	208,068
	KeyCorp 6.50%, due 5/14/13	275,000	290,159
	Morgan Stanley
	5.50%, due 1/26/20	100,000	97,528
	5.625%, due 9/23/19	125,000	123,552
	Wachovia Bank NA 4.80%, due 11/1/14	440,000	471,590
	Wells Fargo & Co.
	1.25%, due 2/13/15	330,000	328,653
	2.625%, due 12/15/16	50,000	51,123
			3,795,743
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	550,000	595,967
	4.375%, due 2/15/21	175,000	195,653
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (a)	200,000	202,508
			994,128
	Biotechnology 0.0%‡
	Amgen, Inc. 4.10%, due 6/15/21	75,000	78,522

	Building Materials 0.2%
	CRH America, Inc. 4.125%, due 1/15/16	100,000	101,404
	Masco Corp. 4.80%, due 6/15/15	300,000	307,337
			408,741
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	100,000	115,750
	Ecolab, Inc.
	3.00%, due 12/8/16	100,000	103,979
	4.35%, due 12/8/21	125,000	132,515
			352,244
	Computers 0.4%
¤	Hewlett-Packard Co.
	2.35%, due 3/15/15	100,000	101,901
	3.30%, due 12/9/16	250,000	260,102
	4.65%, due 12/9/21	125,000	130,767
	International Business Machines Corp. 1.25%, due 2/6/17	200,000	198,396
			691,166
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co. 1.30%, due 1/15/17 MTN (b)	150,000	150,124
	Procter & Gamble Co. (The)
	0.451%, due 2/6/14 (c)	150,000	150,198
	1.45%, due 8/15/16	50,000	50,483
			350,805
	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	0.71%, due 5/11/16 MTN (b)(c)	175,000	167,296
	4.65%, due 10/17/21	75,000	79,824
	6.00%, due 8/7/19	225,000	262,746
			509,866
	Electric 1.1%
	Baltimore Gas & Electric Co. 3.50%, due 11/15/21	75,000	75,805
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	275,000	305,121
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	101,603
	Duke Energy Corp. 3.35%, due 4/1/15	275,000	291,856
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	60,000	64,102
	Entergy Louisiana LLC 1.875%, due 12/15/14	25,000	25,442
	Florida Power Corp. 4.55%, due 4/1/20	150,000	167,338
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	250,000	254,276
	4.85%, due 6/1/21	100,000	105,924
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	311,994
	Nisource Finance Corp. 4.45%, due 12/1/21	100,000	104,311
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	101,820
	PPL Energy Supply LLC 4.60%, due 12/15/21	100,000	101,812
	Virginia Electric and Power Co. 2.95%, due 1/15/22	25,000	24,752
			2,036,156
	Environmental Controls 0.1%
	Republic Services, Inc. 3.80%, due 5/15/18	150,000	161,060

	Finance - Auto Loans 0.1%
	American Honda Finance Corp. 1.85%, due 9/19/14 (a)	200,000	203,344

	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	200,000	205,504

	Finance - Consumer Loans 0.3%
	HSBC Finance Corp.
	4.75%, due 7/15/13	200,000	207,358
	7.00%, due 5/15/12	200,000	201,445
	John Deere Capital Corp. 5.75%, due 9/10/18	75,000	91,281
			500,084
	Finance - Credit Card 0.4%
	American Express Co. 5.50%, due 9/12/16	250,000	278,407
	American Express Credit Corp. 2.375%, due 3/24/17 MTN (b)	75,000	75,115
	Capital One Bank USA N.A. 8.80%, due 7/15/19	250,000	305,672
			659,194
	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	455,251

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	50,000	52,396

	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	102,421
	3.05%, due 2/15/22	100,000	99,171
	5.45%, due 4/10/17	75,000	86,240
			287,832
	Food 0.4%
	General Mills, Inc. 3.15%, due 12/15/21	150,000	150,144
	Kellogg Co. 3.25%, due 5/21/18	75,000	79,174
	Kraft Foods, Inc. 4.125%, due 2/9/16	425,000	461,859
			691,177
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	125,000	131,727

	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	75,913

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	50,652

	Health Care - Products 0.2%
	Baxter International, Inc. 5.375%, due 6/1/18	50,000	59,342
	Becton Dickinson and Co. 3.125%, due 11/8/21	200,000	202,936
	Medtronic, Inc. 3.125%, due 3/15/22	75,000	75,357
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,466
			438,101
	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	291,000	313,648

	Insurance 0.5%
	AON Corp. 3.125%, due 5/27/16	75,000	77,819
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (a)	175,000	176,855
	5.125%, due 6/10/14 (a)	400,000	434,378
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	114,884
	Prudential Financial, Inc. 4.50%, due 11/16/21 MTN (b)	100,000	106,188
			910,124
	Lodging 0.1%
	Marriott International, Inc. 5.625%, due 2/15/13	100,000	103,854

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	150,000	159,645

	Media 0.6%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	2.40%, due 3/15/17 (a)	250,000	247,781
	3.50%, due 3/1/16	75,000	78,769
	NBC Universal Media LLC
	4.375%, due 4/1/21	225,000	241,008
	5.15%, due 4/30/20	75,000	84,885
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	100,000	110,979
	Scripps Networks Interactive, Inc. 2.70%, due 12/15/16	100,000	103,476
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	122,010
	Viacom, Inc. 1.25%, due 2/27/15	100,000	99,898
			1,088,806
	Oil & Gas 0.1%
	Occidental Petroleum Corp. 1.75%, due 2/15/17	150,000	151,667
	Phillips 66 2.95%, due 5/1/17 (a)	100,000	101,640
			253,307
	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	215,000	235,421

	Pharmaceuticals 0.1%
	Aristotle Holding, Inc. 2.65%, due 2/15/17 (a)	125,000	126,413

	Pipelines 0.2%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	175,000	183,077
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	260,499
			443,576
	Real Estate Investment Trusts 0.6%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	300,000	317,806
	DDR Corp. 4.75%, due 4/15/18	200,000	207,184
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	185,111
	ProLogis, L.P. 6.625%, due 5/15/18	325,000	369,961
			1,080,062
	Retail 0.2%
¤	Home Depot, Inc. (The)
	4.40%, due 4/1/21	125,000	140,083
	5.25%, due 12/16/13	250,000	269,951
			410,034
	Telecommunications 0.7%
¤	AT&T, Inc.
	2.40%, due 8/15/16	150,000	155,024
	2.95%, due 5/15/16	250,000	264,181
	3.875%, due 8/15/21	350,000	370,196
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	325,000	351,499
	CenturyLink, Inc. 6.45%, due 6/15/21	75,000	76,988
	Verizon Communications, Inc. 4.60%, due 4/1/21	125,000	138,704
			1,356,592
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	139,803

	Total Corporate Bonds (Cost $19,367,524)		20,313,718

	Foreign Government Bonds 0.3%
	Regional (State & Province) 0.3%
	Province of Manitoba Canada 2.625%, due 7/15/15	75,000	79,307
	Province of Ontario 2.30%, due 5/10/16	350,000	362,463
			441,770
	Sovereign 0.0%‡
	Poland Government International Bond 5.00%, due 3/23/22	50,000	52,701

	Total Foreign Government Bonds (Cost $482,916)		494,471

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4 5.814%, due 6/12/43 (c)	150,000	169,348
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	224,161
	Morgan Stanley Capital I Series 2007-T25, Class A3 5.514%, due 11/12/49 (c)	200,000	226,618
			620,127
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 2.065%, due 10/18/54 (a)(c)	200,000	200,419
	Holmes Master Issuer PLC Series Reg S 2.165%, due 10/15/54 (a)(c)	175,000	176,566
			376,985
	Total Mortgage-Backed Securities (Cost $992,543)		997,112

	U.S. Government & Federal Agencies 22.3%
	Federal Home Loan Bank 0.2%
	1.375%, due 5/28/14	300,000	306,393

¤	Federal Home Loan Mortgage Corporation 0.9%
	0.75%, due 11/25/14	900,000	904,622
	1.00%, due 3/8/17	500,000	493,064
	1.75%, due 9/10/15	300,000	309,960
			1,707,646
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	4.00%, due 5/1/41	200,000	209,539

¤	Federal National Mortgage Association 1.3%
	0.60%, due 10/25/13	300,000	300,183
	0.75%, due 12/19/14	400,000	401,734
	0.85%, due 10/24/14	300,000	300,576
	1.375%, due 11/15/16	1,200,000	1,214,195
	2.75%, due 3/13/14	100,000	104,768
			2,321,456
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.7%
	3.50%, due 9/1/25	288,063	302,414
	3.50%, due 11/1/25	196,152	205,925
	3.50%, due 7/4/41 TBA (d)	800,000	819,125
			1,327,464
¤	United States Treasury Notes 19.1%
	0.25%, due 11/30/13	1,761,000	1,759,142
	0.25%, due 2/28/14	4,073,000	4,066,956
	0.25%, due 3/31/14	580,000	579,003
	0.375%, due 3/15/15	5,135,000	5,115,343
	0.75%, due 6/15/14	1,400,000	1,410,937
	0.875%, due 1/31/17	465,000	462,130
	0.875%, due 2/28/17	5,540,000	5,501,048
	1.00%, due 1/15/14	3,372,000	3,412,174
	1.00%, due 3/31/17	1,200,000	1,197,469
	1.25%, due 9/30/15	670,000	683,766
	1.25%, due 1/31/19	550,000	538,484
	1.375%, due 9/30/18	840,000	834,422
	1.375%, due 2/28/19	1,050,000	1,035,070
	1.50%, due 8/31/18	2,600,000	2,607,108
	1.50%, due 3/31/19	490,000	486,287
	2.00%, due 2/15/22	1,635,000	1,603,577
	2.25%, due 7/31/18	3,600,000	3,778,312
			35,071,228
	Total U.S. Government & Federal Agencies (Cost $40,783,943)		40,943,726

	Yankee Bonds 4.7% (e)
	Aerospace & Defense 0.1%
	BAE Systems PLC 3.50%, due 10/11/16 (a)	100,000	102,005

	Auto Manufacturers 0.1%
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (a)	100,000	99,997

	Banks 2.1%
	Bank of Montreal 1.95%, due 1/30/18 (a)	325,000	328,568
	Bank of Nova Scotia 1.95%, due 1/30/17 (a)	250,000	252,745
	Barclays Bank PLC 2.75%, due 2/23/15	200,000	201,904
	BNP Paribas S.A. 3.60%, due 2/23/16	150,000	151,559
	Commonwealth Bank of Australia/New York NY 1.95%, due 3/16/15	250,000	251,675
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
	3.375%, due 1/19/17	75,000	76,676
	3.875%, due 2/8/22	200,000	193,414
	Credit Suisse/New York NY 5.30%, due 8/13/19	175,000	192,908
	European Investment Bank 0.875%, due 12/15/14	250,000	250,432
	HSBC Bank PLC 3.50%, due 6/28/15 (a)	250,000	261,072
	Korea Development Bank 3.875%, due 5/4/17	200,000	207,024
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	100,000	104,705
	Lloyds TSB Bank PLC 4.20%, due 3/28/17	100,000	100,751
	Nordea Bank AB 2.25%, due 3/20/15 (a)	200,000	200,077
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	300,000	307,289
	Svenska Handelsbanken AB 2.875%, due 4/4/17	250,000	249,919
	Toronto-Dominion Bank (The) 1.50%, due 3/13/17 (a)	200,000	197,869
	UBS A.G./London 1.875%, due 1/23/15 (a)	200,000	201,451
	UBS A.G./Stamford CT 2.25%, due 1/28/14	250,000	251,026
			3,981,064
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	100,000	106,202

	Electric 0.1%
	Hydro Quebec 2.00%, due 6/30/16	150,000	154,306

	Finance - Investment Banker/Broker 0.2%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	175,000	176,083
	Credit Suisse A.G./Guernsey 1.625%, due 3/6/15 (a)	200,000	200,677
			376,760
	Iron & Steel 0.1%
	ArcelorMittal
	3.75%, due 2/25/15	100,000	101,627
	3.75%, due 3/1/16	50,000	49,959
			151,586
	Media 0.0%‡
	Thomson Reuters Corp. 5.70%, due 10/1/14	50,000	55,145

	Mining 0.3%
	Barrick Gold Corp. 1.75%, due 5/30/14	75,000	75,926
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	225,000	227,025
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	150,000	154,234
	3.50%, due 11/2/20	175,000	178,672
			635,857
	Miscellaneous - Manufacturing 0.2%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	250,000	266,965
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	50,000	50,088
			317,053
	Oil & Gas 0.5%
	BP Capital Markets PLC
	3.125%, due 10/1/15	100,000	105,697
	3.561%, due 11/1/21	175,000	180,201
	Canadian Natural Resources, Ltd. 1.45%, due 11/14/14	100,000	101,343
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	150,000	153,912
	Petroleos Mexicanos 4.875%, due 3/15/15	150,000	162,375
	Statoil ASA 3.125%, due 8/17/17	125,000	134,089
	Total Capital International S.A. 2.875%, due 2/17/22	125,000	119,859
			957,476
	Oil & Gas Services 0.0%‡
	Weatherford International, Ltd. 4.50%, due 4/15/22	50,000	50,522

	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	146,411
	Sanofi S.A.
	2.625%, due 3/29/16	100,000	104,707
	4.00%, due 3/29/21	125,000	136,139
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	100,000	102,405
			489,662
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 0.875%, due 3/2/15	200,000	199,593

	Telecommunications 0.5%
	America Movil SAB de C.V. 2.375%, due 9/8/16	200,000	202,465
	British Telecommunications PLC 5.15%, due 1/15/13	100,000	103,319
	Deutsche Telekom International Finance B.V. 2.25%, due 3/6/17 (a)	150,000	148,464
	France Telecom S.A. 2.75%, due 9/14/16	100,000	102,864
	Telefonica Emisiones SAU
	2.582%, due 4/26/13	125,000	125,526
	3.729%, due 4/27/15	75,000	74,726
	5.134%, due 4/27/20	75,000	71,732
	Vodafone Group PLC 1.625%, due 3/20/17	100,000	98,601
			927,697
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	124,310

	Total Yankee Bonds (Cost $8,587,045)		8,729,235

	Total Long-Term Bonds (Cost $71,137,361)		72,402,654

		Shares	Value
	Common Stocks 59.3%
	Aerospace & Defense 2.0%
	Alliant Techsystems, Inc.	4,741	237,619
	Boeing Co. (The)	4,389	326,410
	Exelis, Inc.	10,361	129,720
	General Dynamics Corp.	5,878	431,328
	Goodrich Corp.	2,153	270,072
	Huntington Ingalls Industries, Inc. (f)	6,131	246,711
	L-3 Communications Holdings, Inc.	7,492	530,209
	Lockheed Martin Corp.	4,790	430,429
	Northrop Grumman Corp.	6,141	375,092
	Raytheon Co.	7,280	384,238
	United Technologies Corp.	4,490	372,401
			3,734,229
	Agriculture 1.5%
	Altria Group, Inc.	12,620	389,579
	Archer-Daniels-Midland Co.	13,537	428,581
	Bunge, Ltd.	4,729	323,653
	Lorillard, Inc.	6,423	831,650
	Philip Morris International, Inc.	4,401	389,973
	Reynolds American, Inc.	9,198	381,165
			2,744,601
	Airlines 0.2%
	Copa Holdings S.A. Class A	232	18,374
	Delta Air Lines, Inc. (f)	11,332	112,300
	Southwest Airlines Co.	9,358	77,110
	United Continental Holdings, Inc. (f)	11,149	239,704
			447,488
	Apparel 0.0%‡
	VF Corp.	241	35,181

	Auto Manufacturers 0.6%
	Ford Motor Co. (f)	30,086	375,774
	General Motors Co. (f)	14,966	383,878
	Oshkosh Corp. (f)	16,530	383,000
			1,142,652
	Auto Parts & Equipment 0.4%
	Johnson Controls, Inc.	10,164	330,127
	Lear Corp.	7,405	344,258
			674,385
	Banks 4.3%
¤	Bank of America Corp.	45,017	430,813
	Bank of New York Mellon Corp. (The)	17,503	422,347
	BB&T Corp.	10,547	331,070
	Capital One Financial Corp.	6,896	384,383
	CapitalSource, Inc.	25,777	170,128
	CIT Group, Inc. (f)	228	9,403
	Citigroup, Inc.	8,904	325,441
	Commerce Bancshares, Inc.	3,621	146,723
	East West Bancorp, Inc.	18,453	426,080
	Fifth Third Bancorp	49,711	698,440
	First Citizens BancShares, Inc. Class A	812	148,344
	First Republic Bank (f)	12,426	409,312
	Fulton Financial Corp.	2,764	29,022
	Goldman Sachs Group, Inc. (The)	2,662	331,073
	Huntington Bancshares, Inc.	78,007	503,145
¤	JPMorgan Chase & Co.	9,533	438,327
	KeyCorp	43,301	368,059
	Morgan Stanley	16,499	324,040
	Northern Trust Corp.	9,144	433,883
	PNC Financial Services Group, Inc.	6,741	434,727
	Regions Financial Corp.	2,547	16,785
	State Street Corp.	9,334	424,697
	SunTrust Banks, Inc.	3,835	92,692
	U.S. Bancorp	10,391	329,187
	Wells Fargo & Co.	9,663	329,895
			7,958,016
	Beverages 0.3%
	Beam, Inc.	566	33,151
	Constellation Brands, Inc. Class A (f)	19,758	466,091
	Molson Coors Brewing Co. Class B	168	7,602
			506,844
	Biotechnology 0.3%
	Amgen, Inc.	6,304	428,609
	Bio-Rad Laboratories, Inc. Class A (f)	1,280	132,723
			561,332
	Building Materials 0.2%
	Fortune Brands Home & Security, Inc. (f)	14,882	328,446

	Chemicals 0.6%
	CF Industries Holdings, Inc.	901	164,568
	Cytec Industries, Inc.	271	16,474
	Dow Chemical Co. (The)	9,338	323,468
	Lyondell Chemical Co.	8,932	389,882
	Rockwood Holdings, Inc. (f)	1,459	76,087
	Valspar Corp. (The)	2,535	122,415
			1,092,894
	Commercial Services 1.5%
	Aaron's, Inc.	7,716	199,845
	Career Education Corp. (f)	16,939	136,528
	Corrections Corp. of America (f)	14,500	395,995
	DeVry, Inc.	228	7,723
	Education Management Corp. (f)	5,497	75,254
	Equifax, Inc.	389	17,217
	H&R Block, Inc.	8,539	140,637
	Monster Worldwide, Inc. (f)	16,417	160,066
	Quanta Services, Inc. (f)	7,182	150,104
	R.R. Donnelley & Sons Co.	24,474	303,233
	SAIC, Inc. (f)	805	10,626
	Total System Services, Inc.	19,419	447,996
	Towers Watson & Co. Class A	6,376	421,262
	Visa, Inc. Class A	2,785	328,630
			2,795,116
	Computers 1.6%
	Brocade Communications Systems, Inc. (f)	32,397	186,283
	Computer Sciences Corp.	9,554	286,047
	Dell, Inc. (f)	24,698	409,987
	Diebold, Inc.	3,901	150,266
	DST Systems, Inc.	3,905	211,768
¤	Hewlett-Packard Co.	17,625	420,004
	Lexmark International, Inc. Class A	8,161	271,272
	SanDisk Corp. (f)	2,254	111,776
	Synopsys, Inc. (f)	14,643	448,954
	Western Digital Corp. (f)	9,421	389,935
			2,886,292
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	3,470	339,297
	Procter & Gamble Co. (The)	4,924	330,942
			670,239
	Distribution & Wholesale 0.3%
	Ingram Micro, Inc. Class A (f)	21,399	397,165
	WESCO International, Inc. (f)	1,055	68,902
			466,067
	Electric 4.5%
	AES Corp. (The) (f)	34,080	445,426
	Alliant Energy Corp.	7,361	318,878
	Ameren Corp.	17,286	563,178
	American Electric Power Co., Inc.	9,893	381,672
	CMS Energy Corp.	7,212	158,664
	Consolidated Edison, Inc.	14,016	818,815
	Dominion Resources, Inc.	6,585	337,218
	DTE Energy Co.	10,731	590,527
	Duke Energy Corp.	13,754	288,972
	Edison International	1,822	77,453
	Entergy Corp.	2,391	160,675
	Exelon Corp.	15,353	601,991
	FirstEnergy Corp.	7,506	342,198
	Integrys Energy Group, Inc.	2,192	116,154
	MDU Resources Group, Inc.	1,615	36,160
	NV Energy, Inc.	15,358	247,571
	NextEra Energy, Inc.	5,513	336,734
	PG&E Corp.	7,670	332,955
	Pinnacle West Capital Corp.	10,042	481,012
	PPL Corp.	4,735	133,811
	Progress Energy, Inc.	3,021	160,445
	Public Service Enterprise Group, Inc.	12,674	387,951
	Southern Co.	7,516	337,694
	TECO Energy, Inc.	1,383	24,272
	Wisconsin Energy Corp.	243	8,549
	Xcel Energy, Inc.	22,641	599,307
			8,288,282
	Electrical Components & Equipment 0.1%
	Hubbell, Inc. Class B	872	68,522
	Molex, Inc.	1,445	40,633
			109,155
	Electronics 0.9%
	Garmin, Ltd.	10,057	472,176
	Itron, Inc. (f)	4,353	197,670
	Jabil Circuit, Inc.	7,095	178,226
	Tech Data Corp. (f)	3,237	175,640
	Thermo Fisher Scientific, Inc.	5,713	322,099
	Thomas & Betts Corp. (f)	1,133	81,474
	Vishay Intertechnology, Inc. (f)	12,538	152,462
			1,579,747
	Engineering & Construction 0.7%
	Chicago Bridge & Iron Co. N.V.	8,125	350,919
	KBR, Inc.	6,281	223,289
	Shaw Group, Inc. (The) (f)	12,767	404,842
	URS Corp.	7,262	308,780
			1,287,830
	Entertainment 0.1%
	Penn National Gaming, Inc. (f)	6,104	262,350

	Environmental Controls 0.2%
	Republic Services, Inc.	2,036	62,220
	Waste Management, Inc.	10,922	381,833
			444,053
	Finance - Credit Card 0.7%
	American Express Co.	6,635	383,901
	Discover Financial Services	24,792	826,565
			1,210,466
	Finance - Investment Banker/Broker 0.2%
	Interactive Brokers Group, Inc.	7,084	120,428
	Raymond James Financial, Inc.	8,891	324,788
			445,216
	Finance - Other Services 0.3%
	CME Group, Inc. Class A	1,141	330,126
	NYSE Euronext	7,537	226,185
			556,311
	Food 1.8%
	Campbell Soup Co.	2,518	85,234
	ConAgra Foods, Inc.	22,447	589,458
	Dean Foods Co. (f)	28,913	350,136
	General Mills, Inc.	8,548	337,219
	Kellogg Co.	6,292	337,440
	Kraft Foods, Inc. Class A	8,630	328,026
	Kroger Co. (The)	17,779	430,785
	Post Holdings, Inc. (f)	385	12,678
	Safeway, Inc.	13,994	282,819
	Smithfield Foods, Inc. (f)	4,346	95,742
	SUPERVALU, Inc.	1,588	9,068
	Tyson Foods, Inc. Class A	25,564	489,551
			3,348,156
	Forest Products & Paper 0.6%
	Domtar Corp.	4,455	424,918
	International Paper Co.	19,436	682,204
			1,107,122
	Gas 0.5%
	Atmos Energy Corp.	2,443	76,857
	CenterPoint Energy, Inc.	26,212	516,900
	Sempra Energy	1,209	72,492
	Vectren Corp.	5,698	165,584
			831,833
	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc.	546	42,020

	Health Care - Products 1.1%
	Baxter International, Inc.	5,557	332,197
	Cooper Cos., Inc. (The)	2,798	228,625
	Covidien PLC	6,159	336,774
	Hill-Rom Holdings, Inc.	2,544	84,995
	Johnson & Johnson	5,075	334,747
	Medtronic, Inc.	8,383	328,530
	Zimmer Holdings, Inc.	5,295	340,363
			1,986,231
	Health Care - Services 2.1%
	Aetna, Inc.	9,180	460,469
	AMERIGROUP Corp. (f)	2,602	175,063
	CIGNA Corp.	8,482	417,738
	Community Health Systems, Inc. (f)	17,640	392,314
	HCA Holdings, Inc.	15,103	373,648
	Humana, Inc.	6,050	559,504
	LifePoint Hospitals, Inc. (f)	9,561	377,086
	Tenet Healthcare Corp. (f)	50,481	268,054
	UnitedHealth Group, Inc.	7,643	450,478
	WellPoint, Inc.	6,339	467,818
			3,942,172
	Holding Company - Diversified 0.1%
	Leucadia National Corp.	4,869	127,081

	Home Builders 0.1%
	Thor Industries, Inc.	5,022	158,494

	Home Furnishing 0.0%‡
	Harman International Industries, Inc.	1,333	62,398

	Household Products & Wares 0.2%
	Kimberly-Clark Corp.	5,204	384,524

	Insurance 5.4%
	ACE, Ltd.	5,188	379,762
	Aflac, Inc.	9,018	414,738
	Allied World Assurance Co. Holdings, Ltd.	5,907	405,634
	Allstate Corp. (The)	10,100	332,492
	American Financial Group, Inc.	5,084	196,141
	American International Group, Inc. (f)	15,432	475,769
	American National Insurance Co.	1,544	111,971
	AON Corp.	2,662	130,598
	Arch Capital Group, Ltd. (f)	12,493	465,239
	Arthur J. Gallagher & Co.	5,491	196,248
	Assurant, Inc.	2,610	105,705
	Assured Guaranty, Ltd.	11,286	186,445
	Axis Capital Holdings, Ltd.	599	19,869
	Berkshire Hathaway, Inc. Class B (f)	4,061	329,550
	Chubb Corp. (The)	5,493	379,621
	CNA Financial Corp.	8,050	236,106
	Endurance Specialty Holdings, Ltd.	770	31,308
	Fidelity National Financial, Inc. Class A	23,841	429,853
	Hartford Financial Services Group, Inc. (The)	17,839	376,046
	Lincoln National Corp.	11,516	303,562
	Loews Corp.	8,338	332,436
	Marsh & McLennan Cos., Inc.	5,944	194,904
	Mercury General Corp.	3,989	174,479
	MetLife, Inc.	11,059	413,054
	Principal Financial Group, Inc.	12,605	371,973
	Progressive Corp. (The)	15,751	365,108
	Protective Life Corp.	10,369	307,130
	Prudential Financial, Inc.	6,691	424,142
	Reinsurance Group of America, Inc.	7,774	462,320
	StanCorp Financial Group, Inc.	6,771	277,205
	Torchmark Corp.	4,815	240,028
	Travelers Cos., Inc. (The)	6,427	380,478
	Unum Group	11,704	286,514
	W.R. Berkley Corp.	7,720	278,846
			10,015,274
	Internet 1.1%
	AOL, Inc. (f)	8,628	163,673
	eBay, Inc. (f)	10,055	370,929
	Expedia, Inc.	3,233	108,111
	IAC/InterActiveCorp	9,133	448,339
	Liberty Interactive Corp. (f)	29,332	559,948
	Yahoo!, Inc. (f)	28,317	430,985
			2,081,985
	Investment Company 0.1%
	American Capital Ltd. (f)	24,699	214,140

	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc.	1,074	61,358
	BlackRock, Inc.	1,852	379,475
	Invesco, Ltd.	222	5,921
	Janus Capital Group, Inc.	21,797	194,211
	Legg Mason, Inc.	177	4,943
			645,908
	Iron & Steel 0.2%
	Nucor Corp.	2,101	90,238
	Steel Dynamics, Inc.	23,302	338,811
			429,049
	Leisure Time 0.2%
	Carnival Corp.	13,067	419,189
	WMS Industries, Inc. (f)	679	16,113
			435,302
	Lodging 0.3%
	Wyndham Worldwide Corp.	10,009	465,519

	Machinery - Diversified 0.6%
	AGCO Corp. (f)	9,181	433,435
	Navistar International Corp. (f)	8,675	350,904
	Xylem, Inc.	11,063	306,998
			1,091,337
	Media 2.3%
	CBS Corp. Class B	11,941	404,919
	Comcast Corp. Class A	14,367	431,154
	DISH Network Corp. Class A	12,291	404,743
	Gannett Co., Inc.	28,586	438,223
	Interpublic Group of Cos., Inc. (The)	32,387	369,536
	McGraw-Hill Cos., Inc. (The)	3,597	174,347
	News Corp. Class A	21,322	419,830
	Regal Entertainment Group Class A	23,130	314,568
	Thomson Reuters Corp.	13,017	376,191
	Time Warner, Inc.	10,572	399,093
	Walt Disney Co. (The)	8,747	382,944
	Washington Post Co. Class B	427	159,514
			4,275,062
	Mining 0.4%
	Alcoa, Inc.	35,848	359,197
	Newmont Mining Corp.	7,098	363,914
			723,111
	Miscellaneous - Manufacturing 1.5%
	3M Co.	4,234	377,715
	General Electric Co.	18,802	377,356
	Harsco Corp.	4,513	105,875
	Illinois Tool Works, Inc.	5,698	325,470
	Ingersoll-Rand PLC	1,711	70,750
	ITT Corp.	9,654	221,463
	Leggett & Platt, Inc.	1,071	24,644
	SPX Corp.	2,789	216,231
	Textron, Inc.	19,522	543,297
	Tyco International, Ltd.	8,028	451,013
			2,713,814
	Office Equipment/Supplies 0.0%‡
	Pitney Bowes, Inc.	286	5,028
	Xerox Corp.	636	5,139
			10,167
	Oil & Gas 3.9%
	Anadarko Petroleum Corp.	3,928	307,719
	Apache Corp.	3,950	396,738
	Chesapeake Energy Corp.	12,999	301,187
	Chevron Corp.	3,875	415,555
	Cimarex Energy Co.	1,049	79,168
	ConocoPhillips	5,495	417,675
	Denbury Resources, Inc. (f)	6,725	122,597
	Devon Energy Corp.	5,012	356,453
	Diamond Offshore Drilling, Inc.	4,943	329,945
	ExxonMobil Corp.	4,368	378,837
	Hess Corp.	6,005	353,995
	Marathon Oil Corp.	12,438	394,285
	Marathon Petroleum Corp.	9,629	417,513
	Murphy Oil Corp.	10,098	568,214
	Nabors Industries, Ltd. (f)	15,334	268,192
	Noble Energy, Inc.	784	76,660
	Occidental Petroleum Corp.	3,743	356,446
	Patterson-UTI Energy, Inc.	13,181	227,899
	Plains Exploration & Production Co. (f)	5,197	221,652
	QEP Resources, Inc.	4,606	140,483
	Tesoro Corp. (f)	5,496	147,513
	Valero Energy Corp.	15,969	411,521
	WPX Energy, Inc. (f)	21,810	392,798
			7,083,045
	Oil & Gas Services 0.3%
	Baker Hughes, Inc.	6,772	284,017
	National-Oilwell Varco, Inc.	3,991	317,165
			601,182
	Packaging & Containers 0.1%
	Bemis Co., Inc.	3,295	106,396

	Pharmaceuticals 1.7%
	Abbott Laboratories	6,309	386,679
	Bristol-Myers Squibb Co.	9,984	336,960
	Cardinal Health, Inc.	9,216	397,302
	Eli Lilly & Co.	10,640	428,473
	Forest Laboratories, Inc. (f)	3,889	134,909
	Mead Johnson Nutrition Co.	543	44,787
	Merck & Co., Inc.	10,028	385,075
	Omnicare, Inc.	12,948	460,560
	Pfizer, Inc.	17,367	393,536
	Warner Chilcott PLC Class A (f)	6,420	107,920
			3,076,201
	Pipelines 0.6%
	Kinder Morgan, Inc./Delaware	10,231	395,428
	ONEOK, Inc.	1,606	131,146
	Spectra Energy Corp.	8,074	254,735
	Williams Cos., Inc.	12,491	384,848
			1,166,157
	Real Estate Investment Trusts 3.3%
	Annaly Capital Management, Inc.	27,397	433,421
	AvalonBay Communities, Inc.	266	37,599
	Chimera Investment Corp.	67,934	192,253
	DDR Corp.	11,730	171,258
	Duke Realty Corp.	22,863	327,855
	Equity Residential	4,499	281,727
	Federal Realty Investment Trust	1,781	172,383
	General Growth Properties, Inc.	3,528	59,941
	HCP, Inc.	16,269	641,975
	Health Care REIT, Inc.	11,140	612,254
	Hospitality Properties Trust	16,429	434,876
	Host Hotels & Resorts, Inc.	34,296	563,140
	Liberty Property Trust	3,216	114,876
	ProLogis, Inc.	3,539	127,475
	Public Storage	2,775	383,422
	Realty Income Corp.	2,531	98,026
	Simon Property Group, Inc.	2,646	385,469
	Taubman Centers, Inc.	6,217	453,530
	Ventas, Inc.	1,278	72,974
	Vornado Realty Trust	800	67,360
	Weingarten Realty Investors	16,373	432,738
			6,064,552
	Retail 3.5%
	Best Buy Co., Inc.	12,595	298,250
	Big Lots, Inc. (f)	8,597	369,843
	Brinker International, Inc.	2,680	73,834
	Chico's FAS, Inc.	10,723	161,917
	CVS Caremark Corp.	9,506	425,869
	Dillard's, Inc. Class A	6,830	430,427
	DSW, Inc. Class A	212	11,611
	Foot Locker, Inc.	15,673	486,647
	GameStop Corp. Class A	8,638	188,654
	Gap, Inc. (The)	3,472	90,758
¤	Home Depot, Inc. (The)	8,785	441,973
	J.C. Penney Co., Inc.	12,986	460,094
	Kohl's Corp.	8,805	440,514
	Lowe's Cos., Inc.	14,052	440,952
	Macy's, Inc.	9,861	391,777
	RadioShack Corp.	3,654	22,728
	Staples, Inc.	12,122	196,134
	Target Corp.	6,510	379,338
	Wal-Mart Stores, Inc.	6,256	382,867
	Walgreen Co.	9,717	325,422
	Wendy's Co. (The)	72,775	364,603
			6,384,212
	Savings & Loans 0.3%
	Capitol Federal Financial, Inc.	29,315	347,676
	First Niagara Financial Group, Inc.	8,440	83,050
	Hudson City Bancorp, Inc.	18,518	135,366
	People's United Financial, Inc.	446	5,905
			571,997
	Semiconductors 1.6%
	Applied Materials, Inc.	33,438	415,968
	Fairchild Semiconductor International, Inc. (f)	110	1,617
	Intel Corp.	15,465	434,721
	KLA-Tencor Corp.	5,574	303,337
	Marvell Technology Group, Ltd. (f)	34,960	549,921
	Micron Technology, Inc. (f)	48,450	392,445
	Novellus Systems, Inc. (f)	8,825	440,456
	QLogic Corp. (f)	320	5,683
	Texas Instruments, Inc.	9,780	328,706
			2,872,854
	Software 0.3%
	CA, Inc.	23,025	634,569

	Telecommunications 1.9%
¤	AT&T, Inc.	12,006	374,947
	CenturyLink, Inc.	8,420	325,433
	Cisco Systems, Inc.	21,301	450,516
	Corning, Inc.	23,177	326,332
	EchoStar Corp. Class A (f)	3,347	94,184
	Frontier Communications Corp.	16,441	68,559
	Motorola Mobility Holdings, Inc. (f)	3,903	153,154
	Motorola Solutions, Inc.	8,508	432,462
	Sprint Nextel Corp. (f)	155,441	443,007
	T.W. telecom, Inc. (f)	4,495	99,609
	Telephone & Data Systems, Inc.	11,067	256,201
	United States Cellular Corp. (f)	270	11,051
	Verizon Communications, Inc.	10,820	413,649
			3,449,104
	Transportation 0.9%
	Con-way, Inc.	9,788	319,187
	FedEx Corp.	4,521	415,751
	Norfolk Southern Corp.	5,563	366,212
	Ryder System, Inc.	4,311	227,621
	Union Pacific Corp.	3,362	361,348
			1,690,119
	Total Common Stocks (Cost $94,874,386)		109,018,279

	Exchange Traded Funds 1.0% (g)
¤	S&P 500 Index - SPDR Trust Series 1	9,197	1,294,202
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	3,014	544,539

	Total Exchange Traded Funds (Cost $1,625,076)		1,838,741

		Principal Amount	Value
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $1,514,548 (Collateralized by United States Government Agency Obligation Securities with rates between 0.35% and 1.12% and maturity dates between 6/10/13 and 12/15/14, with a Principal Amount of $1,525,000 and a Market Value of $1,527,619)	$1,514,547	1,514,547

	Total Short-Term Investment (Cost $1,514,547)		1,514,547

	Total Investments (Cost $169,151,370) (h)	100.5%	184,774,221
	Other Assets, Less Liabilities	(0.5)	(968,466)

	Net Assets	100.0%	$183,805,755

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Medium Term Note. The total market value of these securities as of March 31, 2012 is $600,770, which represents 0.3% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(d)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 31, 2012 is $819,125, which represents 0.5% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of March 31, 2012, cost is $171,162,866 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$16,738,438
	Gross unrealized depreciation	(3,127,083)
	Net unrealized appreciation	$13,611,355

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$924,392	$—	$924,392
Corporate Bonds	—	20,313,718	—	20,313,718
Foreign Government Bonds	—	494,471	—	494,471
Mortgage-Backed Securities	—	997,112	—	997,112
U.S. Government & Federal Agencies	—	40,943,726	—	40,943,726
Yankee Bonds	—	8,729,235	—	8,729,235
Total Long-Term Bonds	—	72,402,654	—	72,402,654
Common Stocks	109,018,279	—	—	109,018,279
Exchange Traded Funds	1,838,741	—	—	1,838,741
Short-Term Investment
Repurchase Agreement	—	1,514,547	—	1,514,547
Total Investments in Securities	$110,857,020	$73,917,201	$—	$184,774,221

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 100.0%†
	Asset-Backed Securities 2.7%
	Automobile 1.1%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$1,250,000	$1,251,828
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	2,080,000	2,084,566
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	1,000,000	1,005,296
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	1,797,000	1,796,742
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	548,577	551,275
	Navistar Financial Corp. Owner Trust Series 2010-B, Class A2 0.81%, due 1/18/13 (a)	180,121	180,152
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	1,000,000	1,003,570
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	2,080,000	2,083,742
			9,957,171
	Credit Cards 0.1%
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	1,157,000	1,154,135

	Home Equity 1.2%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32 (b)	402,145	414,520
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (b)	630,243	627,621
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	137,391	138,046
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (b)	495,030	491,091
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36 (b)	211,109	128,977
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (b)(c)	1,072,614	744,375
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (b)(c)	551,936	368,294
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 5.623%, due 2/25/37 (b)	1,000,000	548,340
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	321,713
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,109,561	1,115,091
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 5.527%, due 1/25/37 (b)	1,000,000	578,408
	Series 2007-CH1, Class AF3 5.532%, due 11/25/36 (b)	1,000,000	893,034
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (b)	843,240	449,347
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	1,759,308	1,106,161
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)(c)	1,856,786	1,803,426
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	435,848	444,323
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.349%, due 6/25/33 (b)	1,357,771	1,223,809
			11,396,576
	Other ABS 0.3%
	CNH Equipment Trust Series 2010-C, Class A3 1.17%, due 5/15/15	792,772	794,301
	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 2.12%, due 2/1/16	604,572	618,152
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	1,315,780	1,366,825
			2,779,278
	Total Asset-Backed Securities (Cost $28,019,710)		25,287,160

	Corporate Bonds 24.4%
	Aerospace & Defense 0.3%
	Northrop Grumman Corp. 1.85%, due 11/15/15	1,250,000	1,265,061
	Raytheon Co. 1.40%, due 12/15/14	1,200,000	1,219,879
			2,484,940
	Auto Manufacturers 0.3%
	Daimler Finance North America LLC 3.00%, due 3/28/16 (a)	1,000,000	1,041,145
	Toyota Motor Credit Corp. 2.00%, due 9/15/16 MTN (d)	1,500,000	1,530,712
			2,571,857
	Banks 4.6%
	American Express Bank FSB 6.00%, due 9/13/17	750,000	877,689
¤	Bank of America Corp.
	3.70%, due 9/1/15	5,430,000	5,480,836
	4.50%, due 4/1/15	1,500,000	1,553,646
	5.625%, due 7/1/20	925,000	964,342
	5.65%, due 5/1/18	425,000	453,688
	5.70%, due 1/24/22	1,450,000	1,534,947
¤	Citigroup, Inc.
	4.45%, due 1/10/17	1,800,000	1,885,511
	4.587%, due 12/15/15	1,745,000	1,837,659
	5.50%, due 10/15/14	1,700,000	1,823,947
	6.00%, due 8/15/17	2,000,000	2,223,688
	6.01%, due 1/15/15	1,150,000	1,249,480
	Goldman Sachs Group, Inc. (The)
	3.70%, due 8/1/15	1,275,000	1,297,497
	5.375%, due 3/15/20	850,000	864,090
	5.75%, due 1/24/22	2,000,000	2,057,480
	6.15%, due 4/1/18	1,250,000	1,348,288
	6.25%, due 2/1/41	550,000	543,208
	HSBC USA, Inc. 2.375%, due 2/13/15	2,000,000	2,013,714
¤	JPMorgan Chase & Co.
	4.35%, due 8/15/21	1,750,000	1,788,035
	4.40%, due 7/22/20	2,525,000	2,619,468
	4.50%, due 1/24/22	3,225,000	3,355,093
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	800,000	915,369
	KeyCorp 6.50%, due 5/14/13	1,500,000	1,582,683
	Morgan Stanley
	5.50%, due 1/26/20	800,000	780,224
	5.625%, due 9/23/19	800,000	790,735
	6.625%, due 4/1/18 MTN (d)	600,000	631,808
	Wachovia Bank NA 4.80%, due 11/1/14	1,050,000	1,125,386
	Wells Fargo & Co.
	1.25%, due 2/13/15	1,000,000	995,919
	4.60%, due 4/1/21	1,000,000	1,072,419
			43,666,849
	Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc. 4.125%, due 1/15/15	3,500,000	3,792,516
	SABMiller Holdings, Inc. 3.75%, due 1/15/22 (a)	1,700,000	1,729,514
			5,522,030
	Biotechnology 0.1%
	Amgen, Inc. 3.875%, due 11/15/21	1,250,000	1,279,935

	Building Materials 0.5%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	684,480
	Masco Corp. 4.80%, due 6/15/15	3,500,000	3,585,592
			4,270,072
	Chemicals 0.4%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	1,200,000	1,389,005
	Ecolab, Inc. 4.35%, due 12/8/21	2,000,000	2,120,232
			3,509,237
	Computers 0.9%
	Hewlett-Packard Co.
	3.30%, due 12/9/16	3,500,000	3,641,431
	4.375%, due 9/15/21	500,000	513,116
	4.65%, due 12/9/21	1,275,000	1,333,822
	International Business Machines Corp. 1.25%, due 2/6/17	3,150,000	3,124,737
			8,613,106
	Cosmetics & Personal Care 0.6%
	Colgate-Palmolive Co. 1.30%, due 1/15/17 MTN (d)	2,500,000	2,502,067
	Procter & Gamble Co. (The)
	0.451%, due 2/6/14 (c)	2,000,000	2,002,640
	1.45%, due 8/15/16	1,000,000	1,009,656
			5,514,363
	Diversified Financial Services 0.6%
	American Honda Finance Corp. 2.60%, due 9/20/16 (a)	1,500,000	1,541,976
	General Electric Capital Corp.
	0.71%, due 5/11/16 MTN (c)(d)	2,250,000	2,150,953
	4.65%, due 10/17/21	1,250,000	1,330,400
	5.875%, due 1/14/38	1,000,000	1,099,235
			6,122,564
	Electric 3.5%
	Alabama Power Co. 4.10%, due 1/15/42	1,050,000	1,007,540
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,072,282
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,420,166
	Baltimore Gas & Electric Co. 3.50%, due 11/15/21	2,000,000	2,021,478
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	607,660
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,386,913
	Consolidated Edison Co. of New York, Inc. 4.20%, due 3/15/42	1,600,000	1,577,669
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,563,424
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	820,000	876,056
	Entergy Louisiana LLC 1.875%, due 12/15/14	375,000	381,637
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	517,058
	Florida Power Corp. 4.55%, due 4/1/20	1,700,000	1,896,491
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	2,000,000	2,034,204
	4.85%, due 6/1/21	725,000	767,950
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,123,178
	Nisource Finance Corp.
	5.40%, due 7/15/14	890,000	967,764
	5.80%, due 2/1/42	1,300,000	1,387,391
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,076,267
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,018,202
	PPL Energy Supply LLC 4.60%, due 12/15/21	1,825,000	1,858,074
	South Carolina Electric & Gas Co. 4.35%, due 2/1/42	2,000,000	1,953,148
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,843,474
	Virginia Electric and Power Co. 2.95%, due 1/15/22	500,000	495,033
			32,853,059
	Environmental Controls 0.2%
	Republic Services, Inc. 5.70%, due 5/15/41	1,250,000	1,426,898

	Finance - Credit Card 0.6%
	American Express Credit Corp.
	2.375%, due 3/24/17 MTN (d)	1,425,000	1,427,192
	7.30%, due 8/20/13	1,500,000	1,623,160
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,875,000	2,292,542
			5,342,894
	Finance - Leasing Companies 0.1%
	Boeing Capital Corp. 2.90%, due 8/15/18	1,025,000	1,074,117

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	500,000	574,936

	Food 0.7%
	General Mills, Inc. 3.15%, due 12/15/21	1,700,000	1,701,629
	Kellogg Co. 1.875%, due 11/17/16	1,500,000	1,513,471
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,580,979
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,269,084
			7,065,163
	Forest Products & Paper 0.2%
	International Paper Co. 4.75%, due 2/15/22	1,825,000	1,923,209

	Gas 0.6%
	Boston Gas Co. 4.487%, due 2/15/42 (a)	1,250,000	1,254,866
	KeySpan Gas East Corp. 5.819%, due 4/1/41 (a)	2,000,000	2,390,738
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,746,009
			5,391,613
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,164,996

	Health Care - Products 0.5%
	Becton Dickinson and Co. 3.125%, due 11/8/21	1,550,000	1,572,756
	Medtronic, Inc. 3.125%, due 3/15/22	1,050,000	1,055,003
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	2,325,000	2,335,827
			4,963,586
	Insurance 1.6%
	Allstate Corp. (The) 5.20%, due 1/15/42	1,175,000	1,229,254
	AON Corp. 3.125%, due 5/27/16	1,350,000	1,400,737
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (a)	1,500,000	1,515,900
	3.125%, due 1/11/16 (a)	1,325,000	1,372,874
	5.125%, due 4/10/13 (a)	500,000	522,639
	5.125%, due 6/10/14 (a)	2,700,000	2,932,054
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,723,703
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,033,960
	Prudential Financial, Inc. 4.50%, due 11/16/21 MTN (d)	2,000,000	2,123,750
			14,854,871
	Lodging 0.1%
	Marriott International, Inc. 5.625%, due 2/15/13	940,000	976,225

	Machinery - Diversified 0.3%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,329,269
	Roper Industries, Inc. 6.625%, due 8/15/13	1,500,000	1,596,445
			2,925,714
	Media 1.8%
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	821,341
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.80%, due 3/15/22 (a)	2,800,000	2,761,562
	NBC Universal Media LLC
	4.375%, due 4/1/21	1,800,000	1,928,061
	5.15%, due 4/30/20	1,000,000	1,131,805
	News America, Inc. 6.40%, due 12/15/35	2,500,000	2,834,283
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	705,000	782,398
	Scripps Networks Interactive, Inc. 2.70%, due 12/15/16	2,000,000	2,069,528
	Time Warner Cable, Inc. 6.75%, due 7/1/18	1,425,000	1,738,638
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	1,119,157
	Viacom, Inc. 1.25%, due 2/27/15	1,650,000	1,648,310
			16,835,083
	Mining 0.0%‡
	Alcoa, Inc. 6.15%, due 8/15/20	425,000	457,502

	Oil & Gas 0.9%
	ConocoPhillips 5.90%, due 5/15/38	1,500,000	1,862,565
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	612,322
	Noble Energy, Inc. 6.00%, due 3/1/41	1,350,000	1,496,860
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,250,000
	Phillips 66 2.95%, due 5/1/17 (a)	1,300,000	1,321,323
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	598,622
			8,141,692
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,598,675

	Pharmaceuticals 0.3%
	Aristotle Holding, Inc. 2.65%, due 2/15/17 (a)	1,725,000	1,744,494
	Merck & Co., Inc. 5.95%, due 12/1/28	1,200,000	1,505,487
			3,249,981
	Pipelines 0.2%
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,369,850
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	439,041
			1,808,891
	Real Estate Investment Trusts 0.9%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	2,936,532
	DDR Corp. 4.75%, due 4/15/18	2,000,000	2,071,836
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,442,774
	ProLogis, L.P. 6.625%, due 5/15/18	2,000,000	2,276,684
			8,727,826
	Retail 0.2%
	Home Depot, Inc. 5.95%, due 4/1/41	1,000,000	1,227,358
	Wal-Mart Stores, Inc. 5.00%, due 10/25/40	750,000	830,176
			2,057,534
	Telecommunications 1.5%
	AT&T, Inc.
	5.35%, due 9/1/40	1,000,000	1,063,310
	5.55%, due 8/15/41	5,000,000	5,542,115
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	2,059,535
	CenturyLink, Inc. 6.45%, due 6/15/21	2,525,000	2,591,935
	Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,683,682
			13,940,577
	Transportation 0.7%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	1,000,000	1,141,731
	CSX Corp. 4.75%, due 5/30/42	3,900,000	3,782,294
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,608,460
			6,532,485
	Trucking & Leasing 0.2%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,050,000

	Total Corporate Bonds (Cost $215,996,058)		229,492,480

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	350,000	368,907
	Province of Ontario Canada 1.60%, due 9/21/16	1,650,000	1,664,086

	Total Foreign Government Bonds (Cost $1,993,486)		2,032,993

	Mortgage-Backed Securities 3.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,041,158
	Series 2006-PW11, Class A3 5.62%, due 3/11/39 (e)	1,000,000	1,061,323
	Series 2006-PW11, Class AM 5.62%, due 3/11/39 (e)	500,000	541,197
	Series 2006-PW12, Class AAB 5.877%, due 9/11/38 (e)	846,204	898,869
	Series 2007-PW16, Class A4 5.905%, due 6/11/40 (e)	1,700,000	1,936,720
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,188,108
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.596%, due 2/15/39 (c)	2,300,000	2,478,813
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2005-CB13, Class A4 5.461%, due 1/12/43 (e)	1,170,000	1,277,287
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (c)	1,700,000	1,919,276
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,577,849
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,078,084
	Merrill Lynch Mortgage Trust Series 2005-LC1, Class A3 5.289%, due 1/12/44 (c)	2,500,000	2,519,532
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49 (e)	2,080,000	2,293,762
	Morgan Stanley Capital I Series 2007-T25, Class A3 5.514%, due 11/12/49 (c)	2,300,000	2,606,107
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	500,000	557,970

	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.7%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (c)	694,629	413,230
	Fosse Master Issuer PLC Series 2011-1A, Class A5 2.065%, due 10/18/54 (a)(c)	1,425,000	1,427,990
	Holmes Master Issuer PLC Series Reg S 2.165%, due 10/15/54 (a)(c)	2,330,000	2,350,846
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 2.117%, due 7/15/42 (a)(c)	990,000	996,075
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.434%, due 9/25/36 (e)	1,000,000	675,083
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	1,688,102	779,554
			6,642,778
	Total Mortgage-Backed Securities (Cost $32,875,751)		33,618,833

	U.S. Government & Federal Agencies 61.0%
¤	Federal Home Loan Mortgage Corporation 1.9%
	1.00%, due 3/8/17	1,300,000	1,281,966
	1.25%, due 5/12/17	10,000,000	9,986,490
	4.75%, due 1/19/16	2,000,000	2,286,338
	5.50%, due 7/18/16	4,000,000	4,761,536
			18,316,330
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.4%
	3.50%, due 9/1/41 TBA (f)	2,900,000	2,962,078
	4.00%, due 3/1/15	354,078	366,587
	4.00%, due 7/1/23	845,313	894,167
	4.00%, due 4/1/26	402,523	425,786
	4.00%, due 1/1/31	895,173	949,619
	4.00%, due 9/1/40	900,000	942,364
	4.00%, due 8/1/41	362,035	379,302
	4.00%, due 9/1/41	816,746	855,702
	4.00%, due 10/1/41	7,073,626	7,411,014
	4.00%, due 11/1/41	346,932	363,479
	4.00%, due 1/1/42	400,663	419,773
	4.00%, due 3/1/42	5,000,000	5,236,921
	4.50%, due 4/1/22	401,243	430,200
	4.50%, due 4/1/23	91,457	97,686
	4.50%, due 6/1/24	220,481	235,324
	4.50%, due 7/1/24	499,304	532,919
	4.50%, due 5/1/25	1,001,532	1,069,116
	4.50%, due 4/1/31	879,381	933,535
	4.50%, due 9/1/35	698,275	741,713
	4.50%, due 9/1/38	535,053	567,752
	4.50%, due 2/1/39	1,087,787	1,154,266
	4.50%, due 4/1/39	1,047,341	1,111,185
	4.50%, due 6/1/39	1,969,360	2,089,407
	4.50%, due 11/1/39	5,797,029	6,150,403
	4.50%, due 12/1/39	781,234	828,856
	4.50%, due 2/1/40	327,871	347,858
	4.50%, due 4/1/40	706,760	749,842
	4.50%, due 8/1/40	665,806	706,392
	4.50%, due 9/1/40	2,485,736	2,637,261
	4.50%, due 11/1/40	3,911,547	4,149,985
	5.00%, due 2/1/19 TBA (f)	900,000	966,937
	5.00%, due 3/1/23	41,124	44,279
	5.00%, due 6/1/23	506,105	544,053
	5.00%, due 8/1/23	72,706	78,157
	5.00%, due 7/1/24	413,328	445,030
	5.00%, due 6/1/30	839,603	904,843
	5.00%, due 8/1/35	414,482	447,077
	5.00%, due 1/1/37 TBA (f)	1,000,000	1,076,523
	5.00%, due 8/1/37	1,842,426	1,986,163
	5.00%, due 9/1/38	161,521	174,097
	5.00%, due 2/1/39	2,007,562	2,163,869
	5.00%, due 3/1/40	3,896,128	4,197,042
	5.00%, due 4/1/40	734,657	791,398
	5.00%, due 2/1/41	2,375,498	2,563,793
	5.50%, due 12/1/18	353,120	382,746
	5.50%, due 9/1/21	397,452	430,300
	5.50%, due 9/1/22	361,475	392,818
	5.50%, due 9/1/37	3,977,812	4,329,580
	5.50%, due 8/1/38	1,782,087	1,939,124
	5.50%, due 12/1/38	4,197,864	4,567,780
	6.00%, due 7/1/21	1,119,660	1,220,112
	6.00%, due 8/1/36	2,006,898	2,218,958
	6.00%, due 2/1/37	275,142	304,215
	6.00%, due 9/1/37	1,877,931	2,073,429
	6.00%, due 11/1/37	701,571	774,606
	6.00%, due 12/1/37	3,150,296	3,480,456
	6.00%, due 10/1/38	22,997	25,391
	6.50%, due 7/1/17	86,109	95,112
	6.50%, due 11/1/35	158,845	180,062
	6.50%, due 8/1/37	262,899	294,974
	6.50%, due 11/1/37	532,890	597,906
	6.50%, due 9/1/39	1,319,760	1,480,778
	7.00%, due 1/1/33	701,508	813,415
	7.00%, due 9/1/33	231,809	268,756
			87,994,271
¤	Federal National Mortgage Association 1.5%
	0.60%, due 10/25/13	4,400,000	4,402,684
	0.75%, due 12/19/14	1,000,000	1,004,335
	0.85%, due 10/24/14	4,200,000	4,208,060
	2.75%, due 3/13/14	4,600,000	4,819,351
			14,434,430
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 17.2%
	2.704%, due 1/1/42 (c)	4,315,692	4,492,070
	3.00%, due 9/1/26 TBA (f)	3,700,000	3,820,250
	3.50%, due 10/1/20	2,894,607	3,039,735
	3.50%, due 9/1/25	4,128,903	4,334,605
	3.50%, due 10/1/25	6,053,400	6,354,981
	3.50%, due 1/1/26	5,503,702	5,777,897
	3.50%, due 2/1/32	1,390,143	1,451,851
	3.50%, due 11/1/40	824,753	847,833
	3.50%, due 8/1/41 TBA (f)	17,800,000	18,225,531
	4.00%, due 8/1/18	1,616,808	1,725,659
	4.00%, due 10/1/20	422	450
	4.00%, due 3/1/22	245,722	260,960
	4.00%, due 4/1/24	3,177,797	3,368,901
	4.00%, due 12/1/24	252,455	267,637
	4.00%, due 12/1/25	4,074,346	4,319,366
	4.00%, due 4/1/31	1,361,904	1,445,224
	4.00%, due 12/1/39	500,000	524,887
	4.00%, due 7/1/40	2,457,483	2,579,624
	4.00%, due 12/1/40	1,000,000	1,049,148
	4.00%, due 11/1/41	4,400,005	4,618,320
	4.00%, due 12/1/41	2,495,433	2,619,248
	4.00%, due 3/1/42	5,300,000	5,563,798
	4.50%, due 5/1/24	2,754,577	2,951,649
	4.50%, due 7/1/26	1,800,000	1,934,403
	4.50%, due 4/1/31	1,317,094	1,402,320
	4.50%, due 4/1/39	4,200,003	4,468,495
	4.50%, due 3/1/40	2,870,605	3,057,701
	4.50%, due 4/1/41	2,225,166	2,374,367
	4.50%, due 6/1/41	2,702,834	2,884,063
	4.50%, due 7/1/41	7,110,833	7,587,624
	4.50%, due 9/1/41	987,725	1,053,953
	5.00%, due 12/1/23	1,955,259	2,115,003
	5.00%, due 4/1/29	400,000	435,284
	5.00%, due 4/1/31	915,656	990,132
	5.00%, due 3/1/34	1,512,696	1,681,586
	5.00%, due 4/1/34	3,312,587	3,682,432
	5.00%, due 4/1/35	659,828	714,114
	5.00%, due 2/1/36	1,469,670	1,589,207
	5.00%, due 5/1/37	4,454	4,815
	5.00%, due 1/1/38	693,988	750,217
	5.00%, due 2/1/38	614,811	664,625
	5.00%, due 3/1/38	389,747	424,553
	5.00%, due 4/1/38	416,264	449,991
	5.00%, due 5/1/38	6,722,363	7,267,030
	5.00%, due 7/1/38	856,307	935,054
	5.00%, due 10/1/39	1,000,000	1,094,148
	5.50%, due 5/1/16	26,601	28,566
	5.50%, due 1/1/21	11,972	13,077
	5.50%, due 12/1/21	38,437	41,914
	5.50%, due 1/1/22	231,445	252,378
	5.50%, due 2/1/22	13,132	14,313
	5.50%, due 10/1/28	3,673,610	4,008,401
	5.50%, due 4/1/34	1,000,001	1,098,947
	5.50%, due 7/1/35	185,711	203,273
	5.50%, due 2/1/37	2,079,444	2,270,136
	5.50%, due 8/1/37	983,136	1,076,113
	5.50%, due 2/1/38	718,341	783,358
	5.50%, due 3/1/38	3,113,581	3,395,389
	5.50%, due 4/1/38	625,667	682,296
	5.50%, due 7/1/38	697,581	760,718
	5.50%, due 10/1/38	339,567	370,301
	5.50%, due 1/1/39	4,646,332	5,074,127
	5.50%, due 11/1/39	1,072,369	1,169,428
	6.00%, due 3/1/36	342,698	378,566
	6.00%, due 10/1/37	1,666,708	1,841,149
	6.00%, due 10/1/38	3,946,772	4,352,450
	6.00%, due 12/1/38	3,325,504	3,667,324
	6.50%, due 10/1/36	467,057	524,667
	6.50%, due 1/1/37	954,480	1,072,212
	6.50%, due 8/1/37	124,801	140,195
	6.50%, due 10/1/37	627,061	704,407
	7.00%, due 9/1/37	182,439	209,121
	7.00%, due 10/1/37	7,617	8,730
	7.00%, due 11/1/37	17,594	20,168
	7.50%, due 7/1/28	63,657	75,434
			161,437,899
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.0%
	3.50%, due 10/15/40	484,581	505,979
	3.50%, due 8/1/41 TBA (f)	1,000,000	1,038,906
	3.50%, due 11/1/41 TBA (f)	1,800,000	1,869,187
	4.00%, due 8/1/40 TBA (f)	5,900,000	6,313,922
	4.00%, due 3/1/41 TBA (f)	5,800,000	6,205,094
	4.50%, due 6/15/39	7,688,386	8,388,517
	4.50%, due 7/1/39 TBA (f)	800,000	870,375
	4.50%, due 6/15/40	921,376	1,005,568
	4.50%, due 6/20/40	2,653,126	2,890,998
	4.50%, due 9/15/40	5,486,436	6,011,768
	4.50%, due 3/15/41	477,037	520,577
	4.50%, due 4/20/41	883,674	964,282
	4.50%, due 9/20/41	1,575,039	1,718,714
	5.00%, due 5/1/38 TBA (f)	2,000,000	2,208,750
	5.00%, due 1/15/39	274,283	303,260
	5.00%, due 3/15/39	146,286	161,741
	5.00%, due 8/15/39	289,090	319,631
	5.00%, due 9/15/39	1,980,356	2,201,329
	5.00%, due 7/15/40	1,482,044	1,640,467
	5.00%, due 9/20/40	6,747,441	7,441,299
	5.50%, due 1/20/35	21,505	24,039
	5.50%, due 7/15/35	226,694	253,973
	5.50%, due 8/15/35	255,065	285,758
	5.50%, due 5/15/36	273,520	306,220
	5.50%, due 6/15/38	456,951	511,223
	5.50%, due 8/15/38	523,240	585,386
	5.50%, due 3/20/39	2,332,454	2,583,654
	5.50%, due 7/15/39	652,474	729,977
	5.50%, due 12/15/39	221,491	247,807
	5.50%, due 2/15/40	982,552	1,099,941
	6.00%, due 1/15/36	485,108	547,678
	6.00%, due 11/15/37	236,714	267,246
	6.00%, due 12/15/37	1,666,281	1,881,201
	6.00%, due 9/15/38	1,551,806	1,751,961
	6.00%, due 10/15/38	694,853	784,477
	6.50%, due 1/15/36	330,039	379,225
	6.50%, due 3/15/36	235,795	271,746
	6.50%, due 6/15/36	282,479	324,577
	6.50%, due 9/15/36	70,631	81,400
	6.50%, due 7/15/37	295,303	338,897
	7.00%, due 7/15/31	75,888	90,240
			65,926,990
¤	United States Treasury Bonds 2.5%
	3.125%, due 11/15/41	2,000,000	1,918,438
	3.125%, due 2/15/42	1,200,000	1,150,313
	4.25%, due 11/15/40	5,500,000	6,477,108
	4.375%, due 5/15/41	4,650,000	5,590,174
	4.75%, due 2/15/41	4,370,000	5,569,701
	6.25%, due 8/15/23	2,000,000	2,770,000
			23,475,734
¤	United States Treasury Notes 21.5%
	0.25%, due 2/28/14	12,200,000	12,181,895
	0.375%, due 3/15/15	48,150,000	47,965,682
	0.875%, due 1/31/17	5,425,000	5,391,517
	0.875%, due 2/28/17	48,685,000	48,342,696
	1.00%, due 3/31/17	9,000,000	8,981,019
	1.25%, due 9/30/15	6,125,000	6,250,850
	1.25%, due 1/31/19	3,200,000	3,132,999
	1.375%, due 2/28/19	12,000,000	11,829,372
	1.50%, due 3/31/19	7,000,000	6,946,954
	1.875%, due 8/31/17	6,000,000	6,219,372
	2.00%, due 2/15/22	28,950,000	28,393,610
	2.25%, due 7/31/18	8,100,000	8,501,201
	3.125%, due 5/15/19	7,035,000	7,746,745
			201,883,912
	Total U.S. Government & Federal Agencies (Cost $565,839,376)		573,469,566

	Yankee Bonds 8.1% (g)
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,098,698

	Banks 3.2%
	Bank of Nova Scotia 1.95%, due 1/30/17 (a)	1,850,000	1,870,311
	Barclays Bank PLC 2.75%, due 2/23/15	1,750,000	1,766,663
	BNP Paribas S.A. 3.60%, due 2/23/16	1,750,000	1,768,191
	Commonwealth Bank of Australia/New York NY 1.95%, due 3/16/15	1,000,000	1,006,699
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
	3.375%, due 1/19/17	1,050,000	1,073,456
	3.875%, due 2/8/22	1,500,000	1,450,608
	Credit Suisse/New York NY 5.30%, due 8/13/19	525,000	578,725
	HSBC Bank PLC
	3.50%, due 6/28/15 (a)	2,450,000	2,558,503
	4.125%, due 8/12/20 (a)	1,300,000	1,327,984
	Korea Development Bank 3.875%, due 5/4/17	1,300,000	1,345,657
	Lloyds TSB Bank PLC 4.20%, due 3/28/17	1,250,000	1,259,388
	National Bank of Canada 2.20%, due 10/19/16 (a)	1,100,000	1,129,946
	Nordea Bank AB 2.25%, due 3/20/15 (a)	1,500,000	1,500,575
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	4,200,000	4,302,052
	Svenska Handelsbanken AB 2.875%, due 4/4/17	1,000,000	999,676
	Toronto-Dominion Bank (The) 1.50%, due 3/13/17 (a)	1,650,000	1,632,419
	UBS A.G./London 1.875%, due 1/23/15 (a)	1,500,000	1,510,880
	UBS A.G./Stamford CT 2.25%, due 1/28/14	2,800,000	2,811,494
			29,893,227
	Beverages 0.2%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	2,103,243

	Finance - Investment Banker/Broker 0.2%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	500,000	503,095
	Credit Suisse A.G./Guernsey
	1.625%, due 3/6/15 (a)	1,000,000	1,003,386
	2.60%, due 5/27/16 (a)	575,000	586,214
			2,092,695
	Iron & Steel 0.2%
	ArcelorMittal
	3.75%, due 2/25/15	1,325,000	1,346,562
	5.50%, due 3/1/21	575,000	564,348
			1,910,910
	Media 0.1%
	Thomson Reuters Corp. 5.25%, due 8/15/13	500,000	526,759

	Mining 0.6%
	Barrick Gold Corp. 1.75%, due 5/30/14	1,300,000	1,316,052
	BHP Billiton Finance USA, Ltd. 3.25%, due 11/21/21	1,750,000	1,766,139
	Rio Tinto Finance USA, Ltd.
	3.50%, due 11/2/20	1,000,000	1,020,980
	3.75%, due 9/20/21	1,750,000	1,806,626
			5,909,797
	Miscellaneous - Manufacturing 0.3%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	1,820,000	1,943,505
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	1,000,000	1,001,759
			2,945,264
	Oil & Gas 1.1%
	BP Capital Markets PLC
	3.125%, due 10/1/15	1,400,000	1,479,755
	3.561%, due 11/1/21	975,000	1,003,976
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	2,350,000	2,411,290
	Petroleos Mexicanos 4.875%, due 3/15/15	800,000	866,000
	Statoil ASA 3.125%, due 8/17/17	3,000,000	3,218,136
	Total Capital International S.A. 2.875%, due 2/17/22	1,325,000	1,270,506
			10,249,663
	Oil & Gas Services 0.1%
	Weatherford International, Ltd. 4.50%, due 4/15/22	625,000	631,531

	Pharmaceuticals 0.4%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	937,031
	Sanofi S.A. 4.00%, due 3/29/21	1,000,000	1,089,109
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	2,000,000	2,024,558
			4,050,698
	Telecommunications 1.3%
	America Movil SAB de C.V. 2.375%, due 9/8/16	1,900,000	1,923,418
	Deutsche Telekom International Finance B.V.
	2.25%, due 3/6/17 (a)	2,400,000	2,375,429
	3.125%, due 4/11/16 (a)	1,000,000	1,030,643
	France Telecom S.A.
	4.125%, due 9/14/21	850,000	884,893
	5.375%, due 1/13/42	1,675,000	1,770,810
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	258,125
	Telefonica Emisiones SAU
	2.582%, due 4/26/13	1,665,000	1,672,006
	3.729%, due 4/27/15	1,350,000	1,345,063
	5.134%, due 4/27/20	725,000	693,410
			11,953,797
	Transportation 0.2%
	Canadian National Railway Co. 1.45%, due 12/15/16	2,375,000	2,361,895

	Total Yankee Bonds (Cost $74,799,256)		76,728,177

	Total Long-Term Bonds (Cost $919,523,637)		940,629,209

	Short-Term Investments 3.8%
	Other Commercial Paper 1.2%
	NSTAR Electric Co. 0.10%, due 4/2/12 (h)	11,285,000	11,284,938

	Total Other Commercial Paper (Cost $11,284,938)		11,284,938

	U.S. Government 2.6%
	United States Treasury Bill 0.046%, due 4/19/12 (h)	24,300,000	24,299,402

	Total U.S. Government (Cost $24,299,402)		24,299,402

	Total Short-Term Investments (Cost $35,584,340)		35,584,340

	Total Investments (Cost $955,107,977) (i)	103.8%	976,213,549
	Other Assets, Less Liabilities	(3.8)	(35,446,889)

	Net Assets	100.0%	$940,766,660

‡	Less than one-tenth of a percent.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 31, 2012 is $10,290,415, which represents 1.1% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(d)	Medium Term Note. The total market value of these securities as of March 31, 2012 is $10,366,482, which represents 1.1% of the Portfolio's net assets.
(e)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 31, 2012 is $45,557,553, which represents 4.8% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	As of March 31, 2012, cost is $955,206,569 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$27,564,062
	Gross unrealized depreciation	(6,557,082)
	Net unrealized appreciation	$21,006,980

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$25,287,160	$—	$25,287,160
Corporate Bonds	—	229,492,480	—	229,492,480
Foreign Government Bonds	—	2,032,993	—	2,032,993
Mortgage-Backed Securities	—	33,618,833	—	33,618,833
U.S. Government & Federal Agencies	—	573,469,566	—	573,469,566
Yankee Bonds	—	76,728,177	—	76,728,177
Total Long-Term Bonds	—	940,629,209	—	940,629,209
Short-Term Investments
Other Commercial Paper	—	11,284,938	—	11,284,938
U.S. Government	—	24,299,402	—	24,299,402
Total Short-Term Investments	—	35,584,340	—	35,584,340
Total Investments in Securities	$—	$976,213,549	$—	$976,213,549

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

MainStay VP Cash Management Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
	Principal Amount	Amortized Cost
Short-Term Investments 98.8%†
Asset-Backed Commercial Paper 1.5%
Straight-A Funding LLC 0.18%, due 5/9/12 (a)(b)	$11,450,000	$11,447,824
		11,447,824
Certificates of Deposit 5.3%
Bank of Nova Scotia 0.29%, due 9/18/12 (c)	8,660,000	8,660,000
National Australia Bank Ltd.
0.42%, due 5/7/12	10,000,000	10,000,000
0.52%, due 6/5/12	6,000,000	6,000,000
Toronto-Dominion Bank (The)
0.312%, due 9/20/12 (c)	9,570,000	9,570,000
0.542%, due 2/4/13 (c)	6,735,000	6,735,000
		40,965,000
Financial Company Commercial Paper 5.7%
Bank of Nova Scotia 0.105%, due 4/20/12 (a)	8,700,000	8,699,518
JPMorgan Chase & Co.
0.18%, due 4/23/12 (a)	8,595,000	8,594,055
0.292%, due 9/12/12 (a)	9,000,000	9,000,000
National Rural Utilities Cooperative Finance Corp. 0.15%, due 4/24/12 (a)	8,660,000	8,659,170
PACCAR Financial Corp. 0.11%, due 4/26/12 (a)	8,700,000	8,699,335
		43,652,078
Government Agency Debt 2.9%
Federal Farm Credit Bank 0.16%, due 7/5/12 (c)	9,240,000	9,237,854
Federal National Mortgage Association
0.272%, due 9/17/12 (c)	10,330,000	10,333,502
0.32%, due 9/13/12 (c)	2,695,000	2,696,216
		22,267,572
Other Commercial Paper 47.2%
Archer-Daniels-Midland Co. 0.11%, due 4/24/12 (a)(b)	9,160,000	9,159,356
Baxter International, Inc. 0.25%, due 4/10/12 (a)(b)	7,500,000	7,499,531
Becton, Dickinson & Co. 0.11%, due 4/5/12 (a)	11,390,000	11,389,861
BP Capital Markets PLC 0.67%, due 2/8/13 (a)(b)	6,080,000	6,080,000
Campbell Soup Co.
0.15%, due 4/2/12 (a)(b)	8,655,000	8,654,964
0.203%, due 4/17/12 (a)(b)	7,950,000	7,949,293
Caterpillar, Inc. 0.15%, due 4/27/12 (a)(b)	7,000,000	6,999,242
Coca-Cola Co. (The) 0.12%, due 4/17/12 (a)(b)	9,000,000	8,999,520
Danaher Corp. 0.13%, due 5/4/12 (a)(b)	8,660,000	8,658,968
Deere & Co. 0.14%, due 4/26/12 (a)(b)	9,000,000	8,999,125
Devon Energy Corp. 0.37%, due 4/9/12 (a)(b)	3,225,000	3,224,735
E.I. du Pont de Nemours & Co.
0.12%, due 4/25/12 (a)(b)	8,660,000	8,659,307
0.16%, due 4/12/12 (a)(b)	4,000,000	3,999,804
Emerson Electric Co.
0.10%, due 4/17/12 (a)(b)	7,515,000	7,514,666
0.13%, due 4/16/12 (a)(b)	8,450,000	8,449,542
Florida Power & Light Co.
0.23%, due 4/9/12 (a)	10,440,000	10,439,466
0.25%, due 4/23/12 (a)	8,660,000	8,658,677
Google, Inc. 0.10%, due 4/19/12 (a)(b)	5,500,000	5,499,725
Henkel of America, Inc. 0.10%, due 4/3/12 (a)(b)	3,000,000	2,999,983
Illinois Tool Works, Inc. 0.10%, due 4/18/12 (a)(b)	8,660,000	8,659,591
McDonald's Corp.
0.07%, due 5/1/12 (a)(b)	10,350,000	10,349,396
0.10%, due 4/9/12 (a)(b)	8,230,000	8,229,817
Merck & Co., Inc. 0.11%, due 4/24/12 (a)(b)	9,500,000	9,499,332
Novartis Securities Investment Ltd.
0.11%, due 5/10/12 (a)(b)	8,060,000	8,059,040
0.20%, due 6/11/12 (a)(b)	4,640,000	4,638,170
NSTAR Electric Co.
0.17%, due 4/5/12 (a)	8,500,000	8,499,839
0.19%, due 4/3/12 (a)	5,800,000	5,799,939
Pfizer, Inc. 0.08%, due 4/10/12 (a)(b)	8,060,000	8,059,839
Procter & Gamble Co. (The) 0.07%, due 4/3/12 (a)(b)	6,000,000	5,999,977
Procter & Gamble International Funding SCA 0.07%, due 4/12/12 (a)(b)	8,660,000	8,659,815
Schlumberger Holdings Corp.
0.16%, due 4/18/12 (a)(b)	12,000,000	11,999,093
0.18%, due 4/20/12 (a)(b)	8,000,000	7,999,240
Sherwin-Williams Co. (The)
0.20%, due 4/11/12 (a)(b)	8,000,000	7,999,556
0.25%, due 4/25/12 (a)(b)	8,670,000	8,668,555
Siemens Capital Co., LLC 0.14%, due 4/10/12 (a)(b)	8,500,000	8,499,702
Sigma-Aldrich Corp. 0.11%, due 4/2/12 (a)(b)	8,660,000	8,659,974
Southern Co. (The)
0.20%, due 4/17/12 (a)(b)	8,000,000	7,999,289
0.21%, due 4/26/12 (a)(b)	5,775,000	5,774,158
Southern Co. Funding Corp. 0.21%, due 4/20/12 (a)(b)	3,000,000	2,999,668
St. Jude Medical, Inc. 0.20%, due 4/13/12 (a)(b)	8,660,000	8,659,423
United Parcel Service, Inc. 0.015%, due 4/2/12 (a)(b)	17,325,000	17,324,993
W.W. Grainger, Inc. 0.12%, due 4/16/12 (a)	8,615,000	8,614,569
WGL Holdings, Inc.
0.25%, due 4/13/12 (a)(b)	4,930,000	4,929,589
0.25%, due 4/18/12 (a)(b)	4,060,000	4,059,521
0.27%, due 4/3/12 (a)(b)	2,595,000	2,594,961
0.27%, due 4/5/12 (a)(b)	2,885,000	2,884,913
0.27%, due 4/10/12 (a)(b)	3,465,000	3,464,766
Wisconsin Electric Power Co. 0.16%, due 4/4/12 (a)	8,660,000	8,659,885
		362,082,375
Other Notes 9.7%
BMW Vehicle Owner Trust Series 2011-A, Class A1 0.306%, due 9/25/12	36,235	36,235
CNH Equipment Trust
Series 2011-B, Class A1 0.384%, due 10/12/12	1,084,360	1,084,360
Series 2012-A, Class A1 0.425%, due 4/12/13	2,095,000	2,095,000
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (b)	217,065	217,065
Ford Credit Auto Lease Trust Series 2012-A, Class A1 0.358%, due 3/15/13 (b)	3,102,224	3,102,224
GE Equipment Midticket LLC Series 2011-1, Class A1 0.429%, due 10/22/12	506,643	506,643
GE Equipment Transportation LLC Series 2012-1, Class A1 0.389%, due 3/22/13	1,735,000	1,735,000
Great America Leasing Receivables Series 2012-1, Class A1 0.512%, due 4/15/13 (b)	2,925,000	2,925,000
Holmes Master Issuer PLC
Series 2011-3A, Class A1 0.372%, due 7/15/12 (b)(c)	11,490,000	11,490,000
Series 2012-1A, Class A1 0.442%, due 1/15/13 (b)(c)	6,955,000	6,955,000
Honda Auto Receivables Owner Trust Series 2012-1, Class A1 0.413%, due 3/15/13	3,210,019	3,210,019
Huntington Auto Trust
Series 2012-1, Class A1 0.342%, due 3/15/13	3,000,000	3,000,000
Series 2011-1A, Class A1 0.364%, due 9/17/12 (b)	385,980	385,980
Inter-American Development Bank 0.02%, due 4/26/12 (a)	5,220,000	5,219,638
International Bank for Reconstruction & Development 0.28%, due 7/25/12 (c)	6,700,000	6,700,000
John Deere Owner Trust Series 2012-A, Class A1 0.379%, due 3/15/13	1,810,000	1,810,000
Mercedes-Benz Auto Lease Trust Series 2012-A, Class A1 0.344%, due 4/15/13	5,215,000	5,215,000
MetLife Institutional Funding II 0.721%, due 4/3/13 (b)(c)	8,000,000	8,000,000
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (b)	56,207	56,207
Nissan Auto Lease Trust
Series 2012-A, Class A1 0.344%, due 3/15/13	2,000,000	2,000,000
Series 2011-B, Class A1 0.35%, due 10/15/12	706,202	706,202
Target Corp. 0.61%, due 1/11/13 (c)	6,000,000	6,000,000
Volvo Financial Equipment LLC Series 2012-1A, Class A1 0.353%, due 3/15/13 (b)	2,220,000	2,220,000
		74,669,573
Treasury Debt 19.6%
United States Treasury Bills
0.005%, due 4/5/12 (a)	13,565,000	13,564,992
0.074%, due 4/12/12 (a)	21,000,000	20,999,525
0.10%, due 4/19/12 (a)	6,500,000	6,499,675
United States Treasury Notes
0.375%, due 8/31/12	4,000,000	4,002,084
0.375%, due 9/30/12	10,000,000	10,010,760
0.375%, due 10/31/12	6,000,000	6,007,145
0.625%, due 6/30/12	9,690,000	9,699,414
0.625%, due 7/31/12	3,450,000	3,454,697
0.625%, due 12/31/12	10,750,000	10,787,616
0.625%, due 1/31/13	9,000,000	9,034,786
0.625%, due 2/28/13	10,000,000	10,042,203
0.75%, due 5/31/12	7,905,000	7,911,759
0.75%, due 3/31/13	7,700,000	7,740,181
1.00%, due 4/30/12	30,385,000	30,406,768
		150,161,605
Treasury Repurchase Agreements 6.9%
Bank of America N.A. 0.03%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $36,228,091 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 9/30/13, with a Principal Amount of $37,023,600 and a Market Value of $36,952,573)	36,228,000	36,228,000
Deutsche Bank Securities, Inc. 0.05%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $16,415,068 (Collateralized by a United States Treasury Note with a rate of 4.75% and a maturity date of 5/15/14, with a Principal Amount of $15,079,700 and a Market Value of $16,743,402)	16,415,000	16,415,000
		52,643,000
Total Short-Term Investments (Amortized Cost $757,889,027) (d)	98.8%	757,889,027
Other Assets, Less Liabilities	1.2	9,086,392

Net Assets	100.0%	$766,975,419

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Commercial Paper	$—	$11,447,824	$—	$11,447,824
Certificates of Deposit	—	40,965,000	—	40,965,000
Financial Company Commercial Paper	—	43,652,078	—	43,652,078
Government Agency Debt	—	22,267,572	—	22,267,572
Other Commercial Paper	—	362,082,375	—	362,082,375
Other Notes	—	74,669,573	—	74,669,573
Treasury Debt	—	150,161,605	—	150,161,605
Treasury Repurchase Agreements	—	52,643,000	—	52,643,000
Total Investments in Securities	$—	$757,889,027	$—	$757,889,027

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 2.8%
	General Dynamics Corp.	39,763	$2,917,809
	Goodrich Corp.	5,763	722,911
	L-3 Communications Holdings, Inc.	20,844	1,475,130
	Lockheed Martin Corp.	41,328	3,713,734
	Northrop Grumman Corp.	53,303	3,255,747
	Textron, Inc.	59,388	1,652,768
	United Technologies Corp.	21,843	1,811,658
			15,549,757
	Air Freight & Logistics 0.2%
	FedEx Corp.	5,030	462,559
	United Parcel Service, Inc. Class B	6,942	560,358
			1,022,917
	Airlines 0.2%
	Alaska Air Group, Inc. (a)	2,022	72,428
	Southwest Airlines Co.	123,013	1,013,627
			1,086,055
	Auto Components 0.0%‡
	Goodyear Tire & Rubber Co. (The) (a)	3,295	36,970

	Automobiles 0.1%
	Ford Motor Co.	50,322	628,522

	Beverages 1.6%
	Coca-Cola Co. (The)	58,521	4,331,139
	Coca-Cola Enterprises, Inc.	17,679	505,619
	Constellation Brands, Inc. Class A (a)	37,252	878,775
	Dr. Pepper Snapple Group, Inc.	10,688	429,764
	Molson Coors Brewing Co. Class B	7,322	331,321
	PepsiCo., Inc.	34,640	2,298,364
			8,774,982
	Biotechnology 2.8%
	Amgen, Inc.	73,183	4,975,712
	Biogen Idec, Inc. (a)	30,907	3,893,355
	Celgene Corp. (a)	37,150	2,879,868
	Gilead Sciences, Inc. (a)	75,335	3,680,115
			15,429,050
	Building Products 0.1%
	Fortune Brands Home & Security, Inc. (a)	26,450	583,751
	Masco Corp.	6,348	84,873
			668,624
	Capital Markets 1.4%
	Ameriprise Financial, Inc.	69	3,942
	Bank of New York Mellon Corp. (The)	100,650	2,428,684
	Charles Schwab Corp. (The)	105,774	1,519,972
	Northern Trust Corp.	29,005	1,376,287
	Raymond James Financial, Inc.	5,984	218,596
	State Street Corp.	46,859	2,132,085
			7,679,566
	Chemicals 0.9%
	CF Industries Holdings, Inc.	6,468	1,181,380
	Cytec Industries, Inc.	1,270	77,203
	Monsanto Co.	3,089	246,379
	PPG Industries, Inc.	26,066	2,497,123
	Sherwin-Williams Co. (The)	5,215	566,714
	Valspar Corp. (The)	1,825	88,129
			4,656,928
	Commercial Banks 2.3%
	East West Bancorp, Inc.	6,130	141,542
	Fifth Third Bancorp	155,981	2,191,533
	Huntington Bancshares, Inc.	65,941	425,320
	KeyCorp	122,686	1,042,831
	PNC Financial Services Group, Inc.	32,098	2,070,000
	SVB Financial Group (a)	4,257	273,895
	Wells Fargo & Co.	186,667	6,372,811
			12,517,932
	Commercial Services & Supplies 0.2%
	Cintas Corp.	3,020	118,142
	Copart, Inc. (a)	5,912	154,126
	Iron Mountain, Inc.	19,693	567,158
	R.R. Donnelley & Sons Co.	29,397	364,229
	Waste Management, Inc.	602	21,046
			1,224,701
	Communications Equipment 2.0%
¤	Cisco Systems, Inc.	362,598	7,668,948
	Juniper Networks, Inc. (a)	18,843	431,128
	Motorola Mobility Holdings, Inc. (a)	5,708	223,982
	Polycom, Inc. (a)	17,578	335,212
	QUALCOMM, Inc.	29,803	2,027,200
			10,686,470
	Computers & Peripherals 6.7%
¤	Apple, Inc. (a)	44,602	26,737,561
	Dell, Inc. (a)	160,136	2,658,258
	EMC Corp. (a)	65,229	1,949,042
	Hewlett-Packard Co.	90,993	2,168,363
	Lexmark International, Inc. Class A	15,354	510,367
	NetApp, Inc. (a)	41,228	1,845,778
	Western Digital Corp. (a)	23,143	957,889
			36,827,258
	Construction & Engineering 0.5%
	Fluor Corp.	25,959	1,558,578
	KBR, Inc.	12,567	446,757
	Quanta Services, Inc. (a)	6,972	145,715
	URS Corp.	13,320	566,366
			2,717,416
	Consumer Finance 1.1%
	American Express Co.	58,547	3,387,530
	Discover Financial Services	84,715	2,824,398
			6,211,928
	Containers & Packaging 0.2%
	Ball Corp.	23,323	1,000,090
	Bemis Co., Inc.	7,064	228,097
			1,228,187
	Distributors 0.0%‡
	Genuine Parts Co.	3,530	221,508

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	18,214	703,789
	DeVry, Inc.	6,539	221,476
	H&R Block, Inc.	14,363	236,559
			1,161,824
	Diversified Financial Services 3.1%
	Bank of America Corp.	568,090	5,436,621
	Citigroup, Inc.	48,037	1,755,752
¤	JPMorgan Chase & Co.	188,972	8,688,933
	Leucadia National Corp.	8,585	224,069
	NYSE Euronext	20,425	612,954
			16,718,329

	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	166,641	5,204,198
	T.W. telecom, Inc. (a)	631	13,983
	Verizon Communications, Inc.	189,464	7,243,209
			12,461,390

	Electric Utilities 0.6%
	American Electric Power Co., Inc.	10,527	406,132
	Exelon Corp.	54,303	2,129,221
	Pinnacle West Capital Corp.	8,508	407,533
	Progress Energy, Inc.	2,750	146,052
			3,088,938
	Electrical Equipment 0.2%
	Emerson Electric Co.	15,967	833,158
	Hubbell, Inc. Class B	1,934	151,974
			985,132
	Electronic Equipment & Instruments 0.6%
	Avnet, Inc. (a)	24,548	893,302
	Ingram Micro, Inc. Class A (a)	26,252	487,237
	Itron, Inc. (a)	4,416	200,531
	Jabil Circuit, Inc.	18,150	455,928
	Molex, Inc.	24,376	685,453
	TE Connectivity, Ltd.	7,134	262,174
			2,984,625
	Energy Equipment & Services 1.4%
	Diamond Offshore Drilling, Inc.	10,845	723,904
	Halliburton Co.	63,810	2,117,854
	Helmerich & Payne, Inc.	21,921	1,182,638
	Nabors Industries, Ltd. (a)	61,353	1,073,064
	Patterson-UTI Energy, Inc.	26,732	462,196
	Schlumberger, Ltd.	22,865	1,598,949
	Superior Energy Services, Inc. (a)	26,795	706,316
			7,864,921
	Food & Staples Retailing 3.8%
	Costco Wholesale Corp.	45,109	4,095,897
	CVS Caremark Corp.	116,113	5,201,862
	Kroger Co. (The)	127,378	3,086,369
	Safeway, Inc.	64,928	1,312,195
	SUPERVALU, Inc.	45,266	258,469
	Wal-Mart Stores, Inc.	112,714	6,898,097
			20,852,889
	Food Products 1.2%
	Archer-Daniels-Midland Co.	56,581	1,791,354
	Campbell Soup Co.	19,294	653,102
	ConAgra Foods, Inc.	88,472	2,323,275
	Dean Foods Co. (a)	39,284	475,729
	Kraft Foods, Inc. Class A	6,016	228,668
	Post Holdings, Inc. (a)	2,427	79,921
	Tyson Foods, Inc. Class A	62,344	1,193,888
			6,745,937
	Gas Utilities 0.0%‡
	ONEOK, Inc.	352	28,744

	Health Care Equipment & Supplies 0.8%
	C.R. Bard, Inc.	11,548	1,140,019
	CareFusion Corp. (a)	7,602	197,120
	Cooper Cos., Inc. (The)	8,146	665,610
	ResMed, Inc. (a)	24,641	761,653
	Zimmer Holdings, Inc.	22,430	1,441,800
			4,206,202
	Health Care Providers & Services 4.0%
	Aetna, Inc.	65,932	3,307,149
	AMERIGROUP Corp. (a)	4,107	276,319
	AmerisourceBergen Corp.	25,542	1,013,506
	DaVita, Inc. (a)	19,957	1,799,523
	Express Scripts, Inc. (a)	32,188	1,743,946
	Humana, Inc.	16,179	1,496,234
	McKesson Corp.	42,009	3,687,130
	Medco Health Solutions, Inc. (a)	762	53,569
	Omnicare, Inc.	19,514	694,113
	Patterson Cos., Inc.	2,465	82,331
	Tenet Healthcare Corp. (a)	9,358	49,691
	UnitedHealth Group, Inc.	88,828	5,235,522
	WellCare Health Plans, Inc. (a)	4,855	348,977
	WellPoint, Inc.	28,185	2,080,053
			21,868,063
	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	42,524	1,364,170
	International Game Technology	41,152	690,942
	Marriott International, Inc. Class A	57,211	2,165,436
	McDonald's Corp.	27,857	2,732,772
	Wyndham Worldwide Corp.	32,565	1,514,598
	Wynn Resorts, Ltd.	16,934	2,114,718
			10,582,636
	Household Durables 0.3%
	Harman International Industries, Inc.	14,972	700,839
	Leggett & Platt, Inc.	18,751	431,461
	Newell Rubbermaid, Inc.	16,777	298,798
	Tupperware Brands Corp.	4,756	302,006
			1,733,104
	Household Products 1.6%
	Kimberly-Clark Corp.	47,069	3,477,928
	Procter & Gamble Co. (The)	76,905	5,168,785
			8,646,713
	Independent Power Producers & Energy Traders 0.0%‡
	AES Corp. (The) (a)	9,881	129,145

	Industrial Conglomerates 2.2%
	3M Co.	21,457	1,914,179
	General Electric Co.	315,070	6,323,455
	Tyco International, Ltd.	71,388	4,010,578
			12,248,212
	Insurance 4.4%
	Aflac, Inc.	63,882	2,937,933
	American Financial Group, Inc.	2,122	81,867
	American International Group, Inc. (a)	26,478	816,317
	Assurant, Inc.	4,330	175,365
	Berkshire Hathaway, Inc. Class B (a)	41,864	3,397,264
	Chubb Corp. (The)	44,135	3,050,170
	Fidelity National Financial, Inc. Class A	18,885	340,496
	Hartford Financial Services Group, Inc. (The)	44,117	929,986
	Lincoln National Corp.	32,390	853,800
	MetLife, Inc.	92,450	3,453,007
	Principal Financial Group, Inc.	30,214	891,615
	Prudential Financial, Inc.	63,179	4,004,917
	Reinsurance Group of America, Inc.	12,536	745,516
	Torchmark Corp.	927	46,211
	Travelers Cos., Inc. (The)	43,488	2,574,490
	Unum Group	969	23,721
	W.R. Berkley Corp.	72	2,601
			24,325,276
	Internet & Catalog Retail 0.1%
	Amazon.com, Inc. (a)	1,382	279,869
	Expedia, Inc.	9,394	314,135
	Netflix, Inc. (a)	463	53,264
			647,268
	Internet Software & Services 1.9%
	Akamai Technologies, Inc. (a)	3,414	125,294
¤	Google, Inc. Class A (a)	15,091	9,676,953
	VeriSign, Inc.	18,516	709,903
			10,512,150
	IT Services 4.2%
	Accenture PLC Class A	71,487	4,610,911
	Alliance Data Systems Corp. (a)	8,553	1,077,336
	Computer Sciences Corp.	24,259	726,314
	Fidelity National Information Services, Inc.	21,590	715,061
	Fiserv, Inc. (a)	4,443	308,300
	Global Payments, Inc.	4,419	209,770
¤	International Business Machines Corp.	48,990	10,221,763
	Jack Henry & Associates, Inc.	2,139	72,983
	MasterCard, Inc. Class A	8,684	3,651,969
	SAIC, Inc. (a)	55,488	732,442
	Total System Services, Inc.	34,570	797,530
			23,124,379

	Leisure Equipment & Products 0.0%‡
	Polaris Industries, Inc.	1,378	99,423

	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	45,166	2,010,338
	Covance, Inc. (a)	10,206	486,112
	Life Technologies Corp. (a)	1,123	54,825
			2,551,275
	Machinery 2.3%
	AGCO Corp. (a)	16,627	784,961
	Caterpillar, Inc.	17,326	1,845,565
	Cummins, Inc.	28,675	3,442,147
	Dover Corp.	8,491	534,424
	Ingersoll-Rand PLC	33,111	1,369,140
	PACCAR, Inc.	39,676	1,858,027
	Parker Hannifin Corp.	12,934	1,093,570
	SPX Corp.	4,385	339,969
	Wabtec Corp.	196	14,772
	Xylem, Inc.	39,383	1,092,878
			12,375,453
	Marine 0.0%‡
	Kirby Corp. (a)	77	5,066

	Media 4.3%
	Cablevision Systems Corp. Class A	29,306	430,212
	Comcast Corp. Class A	180,713	5,423,197
	DIRECTV Class A (a)	87,317	4,308,221
	Gannett Co., Inc.	37,023	567,563
	Interpublic Group of Cos., Inc. (The)	98,618	1,125,231
	McGraw-Hill Cos., Inc. (The)	60,990	2,956,185
	News Corp. Class A	108,930	2,144,832
	Omnicom Group, Inc.	33,466	1,695,053
	Time Warner Cable, Inc.	48,008	3,912,652
	Viacom, Inc. Class B	7,188	341,143
	Walt Disney Co. (The)	13,985	612,263
	Washington Post Co. Class B	728	271,959
			23,788,511
	Metals & Mining 0.7%
	Cliffs Natural Resources, Inc.	5,514	381,900
	Freeport-McMoRan Copper & Gold, Inc.	65,811	2,503,451
	Newmont Mining Corp.	11,871	608,626
	Steel Dynamics, Inc.	37,460	544,668
			4,038,645
	Multi-Utilities1.1%
	Ameren Corp.	49,167	1,601,861
	Consolidated Edison, Inc.	56,642	3,309,026
	DTE Energy Co.	7,416	408,102
	Integrys Energy Group, Inc.	642	34,020
	Public Service Enterprise Group, Inc.	16,074	492,025
			5,845,034
	Multiline Retail 1.8%
	Big Lots, Inc. (a)	13,980	601,419
	J.C. Penney Co., Inc.	30,461	1,079,233
	Kohl's Corp.	54,084	2,705,822
	Macy's, Inc.	53,394	2,121,344
	Nordstrom, Inc.	76	4,235
	Target Corp.	58,132	3,387,352
			9,899,405
	Office Electronics 0.0%‡
	Xerox Corp.	737	5,955

	Oil, Gas & Consumable Fuels 9.7%
	Apache Corp.	14,507	1,457,083
¤	Chevron Corp.	109,643	11,758,115
	ConocoPhillips	92,238	7,011,010
¤	ExxonMobil Corp.	235,835	20,453,970
	Hess Corp.	13,298	783,917
	HollyFrontier Corp.	5,904	189,814
	Marathon Oil Corp.	82,056	2,601,175
	Marathon Petroleum Corp.	43,245	1,875,103
	Murphy Oil Corp.	9,454	531,977
	Occidental Petroleum Corp.	35,852	3,414,186
	QEP Resources, Inc.	12,116	369,538
	Tesoro Corp. (a)	9,502	255,034
	Valero Energy Corp.	68,529	1,765,992
	WPX Energy, Inc. (a)	20,781	374,266
			52,841,180
	Paper & Forest Products 0.6%
	Domtar Corp.	2,048	195,338
	International Paper Co.	93,284	3,274,269
			3,469,607
	Pharmaceuticals 4.3%
	Abbott Laboratories	73,190	4,485,815
	Eli Lilly & Co.	110,978	4,469,084
	Endo Pharmaceuticals Holdings, Inc. (a)	9,175	355,348
	Forest Laboratories, Inc. (a)	8,498	294,796
	Johnson & Johnson	75,567	4,984,399
	Merck & Co., Inc.	60,088	2,307,379
	Pfizer, Inc.	294,030	6,662,720
			23,559,541
	Professional Services 0.2%
	Robert Half International, Inc.	17,883	541,855
	Towers Watson & Co. Class A	8,817	582,539
			1,124,394
	Real Estate Investment Trusts 1.0%
	Duke Realty Corp.	9,839	141,091
	Hospitality Properties Trust	21,120	559,047
	Public Storage	19,918	2,752,070
	Rayonier, Inc.	4,311	190,072
	Simon Property Group, Inc.	10,644	1,550,618
	Weingarten Realty Investors	10,756	284,281
			5,477,179
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	14,414	287,703

	Road & Rail 1.0%
	CSX Corp.	92,019	1,980,249
	J.B. Hunt Transport Services, Inc.	15,402	837,407
	Norfolk Southern Corp.	17,438	1,147,944
	Ryder System, Inc.	8,523	450,014
	Union Pacific Corp.	7,169	770,524
			5,186,138
	Semiconductors & Semiconductor Equipment 3.3%
	Applied Materials, Inc.	194,480	2,419,331
	Broadcom Corp. Class A (a)	58,831	2,312,058
	Cypress Semiconductor Corp. (a)	13,266	207,348
¤	Intel Corp.	292,460	8,221,051
	KLA-Tencor Corp.	18,805	1,023,368
	Lam Research Corp. (a)	1,260	56,221
	Micron Technology, Inc. (a)	71,810	581,661
	Novellus Systems, Inc. (a)	19,029	949,738
	NVIDIA Corp. (a)	130,339	2,005,917
			17,776,693
	Software 3.8%
	Adobe Systems, Inc. (a)	5,584	191,587
	BMC Software, Inc. (a)	26,692	1,071,951
	CA, Inc.	68,712	1,893,703
	Cadence Design Systems, Inc. (a)	46,583	551,543
¤	Microsoft Corp.	321,054	10,353,991
	Oracle Corp.	138,047	4,025,450
	Symantec Corp. (a)	113,093	2,114,839
	Synopsys, Inc. (a)	24,756	759,019
			20,962,083
	Specialty Retail 3.9%
	Abercrombie & Fitch Co. Class A	4,035	200,176
	Advance Auto Parts, Inc.	12,417	1,099,774
	American Eagle Outfitters, Inc.	16,590	285,182
	Ascena Retail Group, Inc. (a)	5,777	256,037
	AutoZone, Inc. (a)	4,533	1,685,369
	Best Buy Co., Inc.	28,988	686,436
	Dick's Sporting Goods, Inc.	3,225	155,058
	Foot Locker, Inc.	25,910	804,505
	GameStop Corp. Class A	13,661	298,356
	Gap, Inc. (The)	74,080	1,936,451
	Home Depot, Inc. (The)	65,186	3,279,508
	Limited Brands, Inc.	22,875	1,098,000
	Lowe's Cos., Inc.	102,334	3,211,241
	O'Reilly Automotive, Inc. (a)	27,388	2,501,894
	PetSmart, Inc.	19,104	1,093,131
	Staples, Inc.	149,387	2,417,082
	Williams-Sonoma, Inc.	8,857	331,960
			21,340,160
	Textiles, Apparel & Luxury Goods 0.1%
	Coach, Inc.	2,881	222,644
	Ralph Lauren Corp.	713	124,297
			346,941
	Tobacco 2.3%
	Altria Group, Inc.	7,548	233,006
	Lorillard, Inc.	24,381	3,156,852
¤	Philip Morris International, Inc.	105,998	9,392,483
			12,782,341
	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	5,387	231,048
	W.W. Grainger, Inc.	10,700	2,298,467
			2,529,515
	Wireless Telecommunication Services 0.2%
	MetroPCS Communications, Inc. (a)	45,857	413,630
	Sprint Nextel Corp. (a)	223,360	636,576
	Telephone & Data Systems, Inc.	5,574	129,038
			1,179,244

	Total Common Stocks (Cost $463,597,016)		545,556,134

	Exchange Traded Fund 0.4% (b)
	S&P 500 Index - SPDR Trust Series 1	13,819	1,944,610

	Total Exchange Traded Fund (Cost $1,937,892)		1,944,610

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $12,806 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.55% and a maturity date of 2/13/15, with a Principal Amount of $15,000 and a Market Value of $14,981)	$12,806	12,806

	Total Short-Term Investment (Cost $12,806)		12,806

	Total Investments (Cost $465,547,714) (c)	100.0%	547,513,550
	Other Assets, Less Liabilities	(0.0)‡	(12,548)

	Net Assets	100.0%	$547,501,002

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2012, cost is $477,408,970 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$87,451,159
Gross unrealized depreciation	(17,346,579)
Net unrealized appreciation	$70,104,580

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$545,556,134	$—	$—	$545,556,134
Exchange Traded Fund	1,944,610	—	—	1,944,610
Short-Term Investment
Repurchase Agreement	—	12,806	—	12,806
Total Investments in Securities	$547,500,744	$12,806	$—	$547,513,550

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 40.2%
MainStay 130/30 Core Fund Class I (a)	6,654,466	$54,233,899
MainStay 130/30 International Fund Class I	662,518	4,412,371
MainStay Epoch International Small Cap Fund Class I	68,528	1,239,674
MainStay Epoch U.S. All Cap Fund Class I	765,931	19,431,679
MainStay ICAP Equity Fund Class I	673,905	26,848,369
MainStay ICAP International Fund Class I	231,848	6,781,549
MainStay MAP Fund Class I	1,287,618	44,628,840
MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	20,423	199,335
MainStay VP ICAP Select Equity Portfolio Initial Class	252,904	3,454,261
MainStay VP International Equity Portfolio Initial Class	293,468	3,476,356
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,338,068	40,896,173
MainStay VP Mid Cap Core Portfolio Initial Class	65,259	833,609
MainStay VP S&P 500 Index Portfolio Initial Class	426,401	12,194,107
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	1,069,633	10,948,263
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	837,982	8,399,287

Total Equity Funds (Cost $219,440,826)		237,977,772

Fixed Income Funds 59.8%
MainStay High Yield Opportunities Fund Class I	642,071	7,428,757
MainStay Intermediate Term Bond Fund Class I	2,197,101	23,618,835
MainStay VP Bond Portfolio Initial Class (a)	11,373,837	171,368,401
MainStay VP Cash Management Portfolio Initial Class	17,818,397	17,817,987
MainStay VP Convertible Portfolio Initial Class	486,735	5,847,899
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	5,788,069	58,400,056
MainStay VP Floating Rate Portfolio Initial Class (a)	5,946,485	54,800,661
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,449,614	14,369,540

Total Fixed Income Funds (Cost $344,332,108)		353,652,136

Total Investments (Cost $563,772,934) (c)	100.0%	591,629,908
Other Assets, Less Liabilities	0.0 ‡	221,052

Net Assets	100.0%	$591,850,960

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2012, cost is $565,797,000 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$27,942,160
Gross unrealized depreciation	(2,109,252)
Net unrealized appreciation	$25,832,908

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$237,977,772	$—	$—	$237,977,772
Fixed Income Funds	353,652,136	—	—	353,652,136
Total Investments	$591,629,908	$—	$—	$591,629,908

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Principal Amount	Value
	Convertible Securities 85.6%†
	Convertible Bonds 73.2%
	Aerospace & Defense 1.5%
	GenCorp, Inc. 4.063%, due 12/31/39	$5,218,000	$5,583,260
	Kaman Corp. 3.25%, due 11/15/17 (a)	1,783,000	2,159,659
			7,742,919
	Apparel 0.3%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	1,585,000	1,555,281

	Auto Parts & Equipment 0.6%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	3,565,000	2,990,144

	Banks 2.9%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	11,715,347	15,347,105

	Biotechnology 7.1%
	Amgen, Inc. 0.375%, due 2/1/13	5,952,000	6,115,680
	Corsicanto, Ltd. 3.50%, due 1/15/32 (a)	5,131,000	7,741,396
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	7,964,000	9,775,810
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15	4,223,000	9,728,737
	InterMune, Inc. 2.50%, due 9/15/18	4,195,000	3,623,431
			36,985,054
	Coal 2.1%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	3,111,000	2,792,122
	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	8,061,155
			10,853,277
	Commercial Services 2.1%
	Avis Budget Group, Inc. 3.50%, due 10/1/14	2,350,000	2,767,125
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	2,257,000	4,358,831
	Sotheby's 3.125%, due 6/15/13	2,844,000	3,622,545
			10,748,501
	Computers 5.0%
¤	EMC Corp. 1.75%, due 12/1/13	7,030,000	13,233,975
	Mentor Graphics Corp. 4.00%, due 4/1/31 (a)	1,251,000	1,354,208
	NetApp, Inc. 1.75%, due 6/1/13	2,329,000	3,385,784
	Quantum Corp. 3.50%, due 11/15/15	2,789,000	2,823,862
	SanDisk Corp. 1.50%, due 8/15/17	4,471,000	5,314,901
			26,112,730
	Distribution & Wholesale 0.6%
	WESCO International, Inc. 6.00%, due 9/15/29	1,390,000	3,360,325

	Diversified Financial Services 1.0%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	4,578,000	5,018,633

	Electronics 0.9%
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,539,000	4,885,099

	Energy - Alternate Sources 1.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	5,760,000	6,645,600

	Entertainment 1.1%
	International Game Technology 3.25%, due 5/1/14	5,059,000	5,760,936

	Food 0.9%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	4,334,930
	3.375%, due 5/15/27	254,000	246,380
			4,581,310
	Health Care - Products 3.3%
	China Medical Technologies, Inc. 4.00%, due 8/15/13 (b)	7,607,000	3,271,010
	Insulet Corp. 3.75%, due 6/15/16	4,145,000	4,352,250
	Integra LifeSciences Holdings Corp. 1.625%, due 12/15/16 (a)	964,000	873,625
	Teleflex, Inc. 3.875%, due 8/1/17	7,187,000	8,471,676
			16,968,561
	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,456,000	4,756,320

	Insurance 0.5%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	2,186,000	2,604,073

	Internet 1.6%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	DealerTrack Holdings, Inc. 1.50%, due 3/15/17 (a)	1,480,000	1,583,600
	VeriSign, Inc. 3.25%, due 8/15/37	5,065,000	6,495,862
			8,079,696
	Iron & Steel 2.5%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	7,863,000	9,838,579
	Steel Dynamics, Inc. 5.125%, due 6/15/14	2,967,000	3,378,671
			13,217,250
	Lodging 1.4%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	1,465,000	1,128,050
	MGM Resorts International 4.25%, due 4/15/15	5,764,000	6,117,045
			7,245,095
	Machinery - Diversified 0.5%
	Chart Industries, Inc. 2.00%, due 8/1/18	1,852,000	2,379,820

	Media 0.8%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	4,939,000	3,926,505

	Miscellaneous - Manufacturing 0.5%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,052,000	2,441,955

	Oil & Gas 2.8%
	BPZ Resources, Inc. 6.50%, due 3/1/15	1,730,000	1,598,088
¤	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	7,485,000	9,777,281
	Stone Energy Corp. 1.75%, due 3/1/17 (a)	3,234,000	3,136,980
			14,512,349
	Oil & Gas Services 1.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	4,923,000	5,218,380

	Pharmaceuticals 13.2%
	Akorn, Inc. 3.50%, due 6/1/16 (a)	4,263,000	6,479,760
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	6,051,000	10,816,162
¤	Biovail Corp. 5.375%, due 8/1/14 (a)	3,098,000	11,745,292
	Medivation, Inc. 2.625%, due 4/1/17	3,859,000	4,095,364
	Mylan, Inc. 3.75%, due 9/15/15	2,757,000	5,176,267
	Omnicare, Inc. 3.75%, due 12/15/25	2,604,000	3,795,330
¤	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (a)	5,653,000	5,935,650
	2.75%, due 5/15/15	3,781,000	5,075,993
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	7,784,000	8,591,590
	ViroPharma, Inc. 2.00%, due 3/15/17	3,925,000	6,746,094
			68,457,502
	Real Estate Investment Trusts 2.0%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	3,722,000	5,015,395
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	4,882,000	5,498,352
			10,513,747
	Retail 1.3%
	Coinstar, Inc. 4.00%, due 9/1/14	4,113,000	6,956,111

	Semiconductors 4.3%
	Lam Research Corp.
	0.50%, due 5/15/16 (a)	3,073,000	3,176,714
	1.25%, due 5/15/18 (a)	2,560,000	2,700,800
	Microchip Technology, Inc. 2.125%, due 12/15/37	3,401,000	4,710,385
	ON Semiconductor Corp.
	2.625%, due 12/15/26	1,161,000	1,301,771
	Series B 2.625%, due 12/15/26	3,253,000	3,936,130
	Rovi Corp. 2.625%, due 2/15/40	2,477,000	2,610,139
	Xilinx, Inc. 2.625%, due 6/15/17	2,968,000	4,010,510
			22,446,449
	Software 3.4%
	Electronic Arts, Inc. 0.75%, due 7/15/16 (a)	5,662,000	5,237,350
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	5,171,000	5,688,100
	Symantec Corp. Series B 1.00%, due 6/15/13	376,000	423,000
	SYNNEX Corp. 4.00%, due 5/15/18	850,000	1,174,063
	VeriFone Systems, Inc. 1.375%, due 6/15/12	4,398,000	5,261,107
			17,783,620
	Telecommunications 5.8%
	Anixter International, Inc. 1.00%, due 2/15/13	3,522,000	4,428,915
	Ciena Corp. 0.875%, due 6/15/17	6,545,000	5,784,144
	Interdigital, Inc. 2.50%, due 3/15/16 (a)	3,360,000	3,385,200
	Leap Wireless International, Inc. 4.50%, due 7/15/14	1,700,000	1,629,875
	SBA Communications Corp. 1.875%, due 5/1/13	6,118,000	7,754,565
	Virgin Media, Inc. 6.50%, due 11/15/16	4,652,000	7,129,190
			30,111,889
	Total Convertible Bonds (Cost $333,905,436)		380,206,236

		Shares	Value

	Convertible Preferred Stocks 12.4%
	Auto Manufacturers 0.5%
	General Motors Co. 4.75%	60,300	2,523,555

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 5.88%	57,600	2,386,368

	Banks 1.8%
	Citigroup, Inc. 7.50%	88,900	9,203,817

	Electric 0.5%
	PPL Corp. 9.50%	53,500	2,899,165

	Hand & Machine Tools 0.7%
	Stanley Black & Decker, Inc. 4.75%	31,700	3,857,256

	Insurance 1.3%
	Hartford Financial Services Group, Inc. 7.25%	130,000	2,785,900
	MetLife, Inc. 5.00%	58,700	4,151,264
			6,937,164
	Media 0.9%
	Nielsen Holdings N.V. 6.25%	79,100	4,612,519

	Oil & Gas 5.3%
¤	Apache Corp. 6.00%	283,000	15,717,820
	Chesapeake Energy Corp. (a) 5.75%	5,500	5,651,745
	Energy XXI Bermuda, Ltd. 5.63%	11,500	4,375,934
	SandRidge Energy, Inc. 7.00%	13,800	1,703,610
			27,449,109
	Pharmaceuticals 0.6%
	Omnicare Capital Trust II 4.00%	62,200	2,954,500

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	26,800	1,401,104

	Total Convertible Preferred Stocks (Cost $64,973,961)		64,224,557

	Total Convertible Securities (Cost $398,879,397)		444,430,793

	Common Stocks 9.4%
	Aerospace & Defense 0.7%
	Triumph Group, Inc.	56,316	3,528,761

	Apparel 0.9%
	Iconix Brand Group, Inc. (f)	257,600	4,477,088

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	1,638	42,015
	General Motors Corp. (Escrow Shares) (c)(e)(f)	355,800	4,302
			46,317
	Auto Parts & Equipment 0.1%
	Meritor, Inc. (f)	33,900	273,573

	Commercial Services 0.3%
	Avis Budget Group, Inc. (f)	116,400	1,647,060

	Computers 1.4%
	iGate Corp. (f)	96,700	1,620,692
	Quantum Corp. (f)	187,800	492,036
	Synopsys, Inc. (f)	169,800	5,206,068
			7,318,796
	Electronics 0.0%‡
	TTM Technologies, Inc. (f)	18,000	206,820

	Engineering & Construction 0.2%
	McDermott International, Inc. (f)	65,000	832,650

	Insurance 0.2%
	Hartford Financial Services Group, Inc. (The)	41,900	883,252

	Internet 0.5%
	Symantec Corp. (f)	154,400	2,887,280

	Machinery - Diversified 0.2%
	Babcock & Wilcox Co. (f)	32,500	836,875

	Oil & Gas 0.3%
	Forest Oil Corp. (f)	26,200	317,544
	Transocean, Ltd.	24,000	1,312,800
			1,630,344
	Oil & Gas Services 2.9%
	Baker Hughes, Inc.	75,000	3,145,500
	Core Laboratories N.V.	45,558	5,994,066
	Gulf Island Fabrication, Inc.	13,100	383,437
	Halliburton Co.	73,392	2,435,880
	HollyFrontier Corp.	24,346	782,724
	ION Geophysical Corp. (f)	360,900	2,327,805
			15,069,412
	Pharmaceuticals 0.9%
	Merck & Co., Inc.	110,553	4,245,235
¤	Salix Pharmaceuticals, Ltd. (f)	12,100	635,250
			4,880,485
	Semiconductors 0.3%
	Lam Research Corp. (f)	39,300	1,753,566

	Transportation 0.5%
	Tidewater, Inc.	49,600	2,679,392

	Total Common Stocks (Cost $47,674,697)		48,951,671

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (f)	634	10,543
	Strike Price $18.33 Expires 7/10/19 (f)	634	7,101
			17,644
	Total Warrants (Cost $569)		17,644

		Principal Amount	Value
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $21,525,921 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.12% and a maturity date of 12/15/14, with a Principal Amount of $21,850,000 and a Market Value of $21,959,250)	$21,525,903	21,525,903

	Total Short-Term Investment (Cost $21,525,903)		21,525,903

	Total Investments (Cost $468,080,566) (g)	99.1%	514,926,011

	Other Assets, Less Liabilities	0.9	4,557,769

	Net Assets	100.0%	$519,483,780

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Illiquid security. The total market value of these securities as of March 31, 2012 is $4,536, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities as of March 31, 2012 is $4,536, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	As of March 31, 2012, cost is $469,882,024 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$62,107,293
	Gross unrealized depreciation	(17,063,306)
	Net unrealized appreciation	$45,043,987

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$380,206,002	$234	$380,206,236
Convertible Preferred Stocks	64,224,557	—	—	64,224,557
Total Convertible Securities	64,224,557	380,206,002	234	444,430,793
Common Stocks (c)	48,947,369	—	4,302	48,951,671
Warrants	17,644	—	—	17,644
Short-Term Investment
Repurchase Agreement	—	21,525,903	—	21,525,903
Total Investments in Securities	$113,189,570	$401,731,905	$4,536	$514,926,011

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.
(c)	The Level 3 security valued at $4,302 is held in Auto Manufactures within the Common Stocks Section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Convertible Bonds
Internet	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Common Stocks
Auto Manufacturers	2,901	-	-	1,401	-	-	-	-	4,302	1,401
Total	$3,135	$-	$-	$1,401	$-	$-	$-	$-	$4,536	$1,401

As of March 31, 2012, the Portfolio held the following restricted security

		Principal
	Date(s) of	Amount/		3/31/12	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	5/4/01	$2,335,418	$0(a)	$234	0.0	%‡

‡ Less than one-tenth of a percent.
(a) Less than one dollar.

MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 87.6% †
	Brazil 8.0%
	All America Latina Logistica S.A. (Road & Rail)	534,600	$2,650,377
	Autometal S.A. (Auto Components)	226,653	1,943,148
	Banco Bradesco S.A., ADR (Commercial Banks) (a)	240,421	4,207,367
	Banco Santander Brasil S.A., ADR (Commercial Banks) (a)	293,000	2,686,810
	Bematech S.A. (Computers & Peripherals)	12,500	27,527
	Braskem S.A., Sponsored ADR (Chemicals) (a)	2,300	36,639
	Brookfield Incorporacoes S.A. (Household Durables)	94,500	301,808
	Embraer S.A. (Aerospace & Defense)	589,400	4,726,953
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)	81,200	681,268
	Gafisa S.A., ADR (Household Durables) (a)	83,400	393,648
	Industrias Romi S.A. (Machinery)	3,500	11,523
	JBS S.A. (Food Products) (b)	295,100	1,212,441
	Magnesita Refratarios S.A. (Construction Materials) (b)	26,500	99,732
	Marfrig Alimentos S.A. (Food Products)	53,600	337,670
	Minerva S.A. (Food Products)	9,400	36,406
	Paranapanema S.A. (Metals & Mining)	48,800	85,011
¤	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	91,300	2,333,628
¤	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels) (a)	81,400	2,161,984
	Plascar Participacoes Industriais S.A. (Auto Components) (b)	23,100	22,904
	Porto Seguro S.A. (Insurance)	149,500	1,647,780
	Positivo Informatica S.A. (Computers & Peripherals)	9,900	38,506
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	532
	Rossi Residencial S.A. (Household Durables)	67,300	363,515
	SLC Agricola S.A. (Food Products)	7,900	84,347
	Sul America S.A. (Insurance)	515,500	4,828,974
	Tereos Internacional S.A. (Food Products)	16,700	31,379
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	36,977
	Vanguarda Agro S.A. (Oil, Gas & Consumable Fuels) (b)	581,500	136,977
	Viver Incorporadora e Construtora S.A. (Household Durables) (b)	42,900	59,458
			31,185,289
	Chile 2.6%
	Banco de Credito e Inversiones (Commercial Banks)	33,264	2,321,536
	Cia Cervecerias Unidas S.A., ADR (Beverages) (a)	71,765	5,647,188
	Empresas CMPC S.A. (Paper & Forest Products)	192,421	824,662
	Empresas COPEC S.A. (Industrial Conglomerates)	13,438	223,600
	Enersis S.A., Sponsored ADR (Electric Utilities) (a)	45,512	918,887
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	45,408	76,671
	Masisa S.A. (Paper & Forest Products)	376,562	44,700
	Ripley Corp. S.A. (Multiline Retail)	62,190	73,187
	Socovesa S.A. (Household Durables)	26,762	14,351
			10,144,782
	China 9.3%
	Agricultural Bank of China, Ltd. Class H (Commercial Banks)	1,887,000	806,748
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	32,296
	Angang Steel Co., Ltd. Class H (Metals & Mining)	112,000	71,825
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	32,891
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	47,093
	Bank of China, Ltd. Class H (Commercial Banks)	6,844,000	2,749,745
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	747,000	567,545
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	194,000	111,170
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	53,000	321,800
	BYD Electronic International Co., Ltd. (Communications Equipment) (b)	89,000	26,818
	China Aerospace International Holdings, Ltd. (Electronic Equipment & Instruments)	420,000	35,696
	China Agri-Industries Holdings, Ltd. (Food Products)	166,000	109,234
	China All Access Holdings, Ltd. (Communications Equipment)	134,000	27,437
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	30,875
	China Automation Group, Ltd. (Machinery)	110,000	29,180
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	761,000	456,666
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	452,000	451,677
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	244,000	117,828
	China COSCO Holdings Co., Ltd. Class H (Marine)	264,000	166,922
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	165,000	27,622
	China Everbright, Ltd. (Diversified Financial Services)	88,000	133,039
	China Glass Holdings, Ltd. (Construction Materials)	172,000	29,237
	China Green Holdings, Ltd. (Food Products)	102,000	31,787
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	95,000	50,769
	China ITS Holdings Co., Ltd. (IT Services) (b)	177,000	26,896
	China Lumena New Materials Corp. (Chemicals)	260,000	46,539
	China Minsheng Banking Corp., Ltd. Class H (Commercial Banks)	380,000	344,007
	China National Materials Co., Ltd. Class H (Machinery)	101,000	40,709
¤	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	7,744,000	8,426,551
	China Properties Group, Ltd. (Real Estate Management & Development) (b)	124,000	37,525
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	202,000	125,640
	China Rare Earth Holdings, Ltd. (Metals & Mining) (b)	130,000	36,829
	China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery)	102,000	26,795
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	147,000	33,127
	China Shipping Container Lines Co., Ltd. Class H (Marine) (b)	364,000	125,621
	China Shipping Development Co., Ltd. Class H (Marine)	134,000	92,836
	China Southern Airlines Co., Ltd. Class H (Airlines) (b)	188,000	89,575
	China Tontine Wines Group, Ltd. (Beverages)	298,000	33,770
	China Travel International Inv HK (Hotels, Restaurants & Leisure)	290,000	59,004
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services) (a)	60,300	1,013,040
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining)	138,000	31,810
	China Wireless Technologies, Ltd. (Communications Equipment)	108,000	17,941
	China Zhongwang Holdings, Ltd. (Metals & Mining)	166,000	59,213
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	31,369
	CIMC Enric Holdings, Ltd. (Machinery) (b)	74,000	40,785
	Citic Pacific, Ltd. (Industrial Conglomerates)	131,000	220,651
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (b)	284,000	48,640
	COSCO Pacific, Ltd. (Transportation Infrastructure)	168,000	252,685
	Daqing Dairy Holdings, Ltd. (Food Products) (b)(c)	157,000	33,965
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	200,000	39,147
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies) (b)	224,000	28,557
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail) (a)	2,500	48,100
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	32,800	39,957
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	73,195
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (b)	1,035,000	41,984
	Hidili Industry International Development, Ltd. (Metals & Mining)	107,000	37,892
	HKC Holdings, Ltd. (Construction & Engineering)	248,000	13,413
	Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H (Pharmaceuticals)	192,000	38,570
	Industrial & Commercial Bank of China Class H (Commercial Banks)	3,443,000	2,221,276
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	140,000	36,057
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	49,000	170,052
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	108,000	51,041
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	168,000	77,882
	Lonking Holdings, Ltd. (Machinery)	4,484,000	1,576,362
	Maanshan Iron & Steel Class H (Metals & Mining)	176,000	50,768
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	217,000	48,622
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	167,000	136,558
	Pacific Basin Shipping, Ltd. (Marine)	5,285,000	2,858,394
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	28,325
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	3,873,550	5,457,004
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development)	50,000	23,179
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	30,853
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development)	1,082,000	75,240
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	650,000	57,755
	Samson Holding, Ltd. (Household Durables)	212,000	28,665
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (b)	1,970,000	96,400
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	69,000	32,698
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	56,000	171,990
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	236,000	32,518
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services)	277,500	32,519
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	222,000	48,313
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	43,000	45,738
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	102,957
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	347,000	162,652
	Sinofert Holdings, Ltd. (Chemicals)	216,000	52,293
	Sinotrans Shipping, Ltd. (Marine)	133,000	31,856
	Sinotruk Hong Kong, Ltd. (Machinery)	2,589,000	1,500,280
	Skyworth Digital Holdings, Ltd. (Household Durables)	192,000	89,503
	Soho China, Ltd. (Real Estate Management & Development)	212,500	154,062
	TCC International Holdings, Ltd. (Construction Materials)	102,000	38,879
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	38,560
	Travelsky Technology, Ltd. Class H (IT Services)	96,000	50,315
	Truly International Holdings (Electronic Equipment & Instruments)	190,000	34,009
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	80,000	37,087
	Weichai Power Co., Ltd. Class H (Machinery)	50,000	232,437
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	32,719
	Xingda International Holdings, Ltd. (Metals & Mining)	86,000	39,315
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	986,000	2,143,271
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	524,000	103,241
			36,353,883
	Colombia 1.3%
	BanColombia S.A., Sponsored ADR (Commercial Banks) (a)	75,772	4,899,418

	Czech Republic 2.0%
	CEZ AS (Electric Utilities)	59,535	2,557,831
	Komercni Banka AS (Commercial Banks)	24,973	4,972,954
	Unipetrol AS (Chemicals) (b)	10,000	93,083
			7,623,868
	Egypt 1.0%
	Commercial International Bank Egypt SAE (Commercial Banks)	576,568	2,392,184
	Egyptian Financial Group-Hermes Holding (Capital Markets) (b)	211,660	468,526
	Ezz Steel (Metals & Mining)	1,089,466	1,235,570
			4,096,280
	Hong Kong 4.0%
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	1,213,000	13,347,522
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	1,118,000	2,122,106
			15,469,628
	Hungary 0.7%
	EGIS Pharmaceuticals PLC (Pharmaceuticals)	32,742	2,172,464
	OTP Bank PLC (Commercial Banks)	29,644	514,081
			2,686,545
	India 2.2%
	ICICI Bank, Ltd., Sponsored ADR (Commercial Banks) (a)	48,604	1,694,821
	Patni Computer Systems, Ltd., ADR (IT Services) (a)(b)	2,000	37,760
¤	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)(e)	215,601	6,284,769
	Sterlite Industries India, Ltd., ADR (Metals & Mining) (a)	48,003	409,946
			8,427,296
	Indonesia 2.3%
	Aneka Tambang Persero Tbk PT (Metals & Mining)	613,500	120,768
	Astra International Tbk PT (Automobiles)	202,000	1,633,629
	Bakrie Sumatera Plantations Tbk PT (Food Products)	1,887,000	60,878
	Bakrie Telecom Tbk PT (Wireless Telecommunication Services) (b)	1,693,000	47,213
	Bakrieland Development Tbk PT (Real Estate Management & Development) (b)	6,511,500	87,589
	Bank Bukopin Tbk PT (Commercial Banks)	584,500	42,188
	Bank Danamon Indonesia Tbk PT (Commercial Banks)	321,500	161,734
	Bank Pan Indonesia Tbk PT (Commercial Banks) (b)	389,000	35,309
	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	3,076,500	2,338,328
	Bank Tabungan Negara PerseroTbk PT (Commercial Banks)	372,500	48,885
	Barito Pacific Tbk PT (Chemicals) (b)	358,000	30,930
	Bisi International PT (Food Products)	92,000	8,653
	Bumi Resources Minerals Tbk PT (Metals & Mining) (b)	460,500	32,231
	Ciputra Development Tbk PT (Real Estate Management & Development)	972,500	76,575
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	45,106
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (b)	5,217,000	104,408
	Gajah Tunggal Tbk PT (Auto Components)	226,500	66,261
	Global Mediacom Tbk PT (Media)	675,500	118,198
	Holcim Indonesia Tbk PT (Construction Materials)	117,000	32,948
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (b)	439,000	55,691
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels)	287,500	79,389
	Indofood Sukses Makmur Tbk PT (Food Products)	416,000	220,647
	Intiland Development Tbk PT (Real Estate Management & Development) (b)	876,000	30,656
	Japfa Comfeed Indonesia Tbk PT (Food Products)	40,000	18,045
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development) (b)	3,458,000	73,743
	Lippo Karawaci Tbk PT (Real Estate Management & Development)	3,178,500	278,084
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	54,785
	Panin Financial Tbk PT (Insurance) (b)	2,317,000	35,981
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	221,000	15,226
	Polychem Indonesia Tbk PT (Chemicals) (b)	586,000	35,247
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	11,848,000	1,010,656
	Sentul City Tbk PT (Real Estate Management & Development) (b)	1,963,000	53,669
	Tiga Pilar Sejahtera Food Tbk (Food Products) (b)	690,500	38,512
	Timah Persero Tbk PT (Metals & Mining)	354,500	72,110
	Vale Indonesia Tbk PT (Metals & Mining)	4,662,500	1,720,903
	Wijaya Karya Persero Tbk PT (Construction & Engineering)	431,000	42,893
			8,928,068
	Jordan 0.8%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	299,051	3,247,877

	Lebanon 0.8%
	Solidere, GDR (Real Estate Management & Development) (d)	214,101	3,029,529

	Malaysia 2.9%
	Affin Holdings BHD (Commercial Banks)	48,200	47,673
	Bandar Raya Developments BHD (Real Estate Management & Development)	48,900	36,872
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	118,180
	BIMB Holdings BHD (Commercial Banks)	51,200	39,442
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	103,336
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	36,800	28,589
	Coastal Contracts BHD (Machinery)	45,900	29,816
	DRB-Hicom BHD (Automobiles)	108,900	89,580
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	18,704
	Evergreen Fibreboard BHD (Paper & Forest Products) (b)	99,100	30,893
	Faber Group BHD (Health Care Providers & Services)	64,200	34,368
	Genting BHD (Hotels, Restaurants & Leisure)	1,210,300	4,282,570
	Glomac BHD (Real Estate Management & Development)	122,200	33,307
	HAP Seng Consolidated BHD (Trading Companies & Distributors)	78,500	43,305
	IGB Corp. BHD (Real Estate Management & Development)	143,900	130,114
	IJM Corp. BHD (Construction & Engineering)	128,500	236,153
	IJM Land BHD (Real Estate Management & Development)	44,200	31,453
	Inch Kenneth Kajang Rubber (Industrial Conglomerates) (b)	130,800	26,258
	Insas BHD (Industrial Conglomerates) (b)	186,864	27,449
	Iris Corp. BHD (Software)	581,500	35,116
	JAKS Resources BHD (Construction & Engineering) (b)	176,800	32,319
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (b)	613,700	33,054
	Kian JOO CAN Factory BHD (Containers & Packaging)	51,500	33,958
	KNM Group BHD (Energy Equipment & Services) (b)	120,800	32,926
	KSL Holdings BHD (Real Estate Management & Development)	69,100	31,804
	KUB Malaysia BHD (Industrial Conglomerates)	149,300	30,703
	Kulim Malaysia BHD (Food Products)	60,900	83,095
	Kwantas Corp. BHD (Food Products)	35,700	27,968
	Lingui Development BHD (Paper & Forest Products)	74,100	37,733
	Malayan Banking BHD (Commercial Banks)	1,210,300	3,504,280
	Malaysia Airports Holdings BHD (Transportation Infrastructure)	5,400	10,312
	MBM Resources BHD (Distributors)	14,000	21,022
	Metro Kajang Holdings BHD (Real Estate Management & Development)	56,400	35,164
	MISC BHD (Marine)	139,200	244,458
	MMC Corp. BHD (Industrial Conglomerates)	113,300	103,925
	Mudajaya Group BHD (Construction & Engineering)	49,100	45,838
	Muhibbah Engineering M BHD (Construction & Engineering)	77,300	31,541
	Naim Holdings BHD (Real Estate Management & Development)	52,400	32,157
	POS Malaysia BHD (Air Freight & Logistics)	51,900	46,250
	PPB Group BHD (Food Products)	76,300	420,914
	RHB Capital BHD (Commercial Banks)	88,700	222,944
	Salcon BHD (Water Utilities)	166,400	28,788
	Sarawak Plantation BHD (Food Products)	30,200	30,067
	Selangor Properties BHD (Real Estate Management & Development)	31,300	38,007
	Supermax Corp. BHD (Health Care Equipment & Supplies)	40,000	24,547
	TA Enterprise BHD (Capital Markets)	174,000	32,659
	TAN Chong Motor Holdings BHD (Automobiles)	6,800	9,966
	TDM BHD (Food Products)	5,000	7,671
	Tebrau Teguh BHD (Real Estate Management & Development) (b)	130,800	33,730
	Time dotCom BHD (Diversified Telecommunication Services) (b)	244,200	53,806
	Tradewinds Malaysia BHD (Food Products)	14,400	45,078
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	10,988
	Wah Seong Corp. BHD (Energy Equipment & Services)	54,900	37,096
	WCT BHD (Construction & Engineering)	84,400	67,222
	YTL Corp. BHD (Multi-Utilities)	494,400	288,877
			11,194,045
	Mexico 5.9%
	Alfa SAB de C.V. Class A (Industrial Conglomerates)	49,840	717,537
¤	America Movil SAB de C.V. Series L (Wireless Telecommunication Services)	7,554,700	9,400,712
	Axtel SAB de C.V. (Diversified Telecommunication Services) (b)	141,000	47,390
	Cemex SAB de C.V., Sponsored ADR (Construction Materials) (a)(b)	204,984	1,590,676
	Cia Minera Autlan SAB de C.V. (Metals & Mining)	21,790	24,270
	Consorcio ARA SAB de C.V. (Household Durables)	108,695	36,532
	Controladora Comercial Mexicana SAB de C.V. (Food & Staples Retailing) (b)	73,300	143,291
	Corp. GEO SAB de C.V., ADR (Household Durables) (a)(b)	88,600	138,297
	Desarrolladora Homex SAB de C.V., ADR (Household Durables) (a)(b)	6,900	129,444
	Empresas ICA SAB de C.V., Sponsored ADR (Construction & Engineering) (a)(b)	27,400	208,240
	Gruma SAB de C.V. Class B (Food Products) (b)	21,500	57,305
	Grupo Aeroportuario del Centro Norte SAB de C.V. (Transportation Infrastructure)	15,300	31,081
	Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Transportation Infrastructure)	66,213	244,745
	Grupo Aeroportuario del Sureste SAB de C.V., ADR (Transportation Infrastructure) (a)	4,000	274,080
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	81,949
	Grupo Financiero Banorte SAB de C.V. Class O (Commercial Banks)	986,100	4,383,335
	Grupo Simec SAB de C.V. (Metals & Mining) (b)	17,499	54,875
	Industrias Bachoco SAB de C.V., ADR (Food Products) (a)	3,919	82,534
	Industrias CH SAB de C.V. (Metals & Mining) (b)	33,100	158,595
	Kimberly-Clark de Mexico SAB de C.V. Class A (Household Products)	648,900	1,450,589
	Megacable Holdings SAB de C.V. (Media) (b)	82,100	181,606
	OHL Mexico SAB de C.V. (Transportation Infrastructure) (b)	84,900	134,048
	Organizacion Soriana SAB de C.V. Class B (Food & Staples Retailing) (b)	45,300	131,044
	Ternium S.A., Sponsored ADR (Metals & Mining) (a)	125,858	2,980,317
	TV Azteca SAB de C.V. (Media)	43,495	27,299
	Urbi Desarrollos Urbanos SAB de C.V. (Household Durables) (b)	101,900	122,180
			22,831,971
	Philippines 1.1%
	Alliance Global Group, Inc. (Industrial Conglomerates)	556,500	163,314
	China Banking Corp. (Commercial Banks)	2,930	32,279
	First Philippine Holdings Corp. (Electric Utilities)	22,100	33,380
	Global-Estate Resorts, Inc. (Real Estate Management & Development) (b)	570,000	26,552
	Globe Telecom, Inc. (Wireless Telecommunication Services)	133,310	3,520,986
	JG Summit Holdings, Inc. (Industrial Conglomerates)	101,200	71,890
	Megaworld Corp. (Real Estate Management & Development)	1,521,000	69,434
	Philippine National Bank (Commercial Banks) (b)	22,810	39,845
	San Miguel Corp. (Beverages)	69,920	185,162
			4,142,842
	Poland 2.2%
	Asseco Poland S.A. (Software)	6,355	101,908
	Bank Handlowy w Warszawie S.A. (Commercial Banks)	172,032	4,239,027
	Ciech S.A. (Chemicals) (b)	6,571	34,877
	Enea S.A. (Electric Utilities)	10,613	58,209
	Getin Holding S.A. (Commercial Banks) (b)	17,377	13,304
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (b)	314,637	2,756,041
	Kopex S.A. (Industrial Conglomerates) (b)	2,064	14,986
	Petrolinvest S.A. (Oil, Gas & Consumable Fuels) (b)	44,142	28,684
	PGE S.A. (Electric Utilities)	86,246	535,179
	Polimex-Mostostal S.A. (Construction & Engineering)	58,304	25,695
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels) (b)	42,274	507,916
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	226,454
	Zaklady Azotowe Pulawy S.A. (Chemicals)	75	2,393
	Zaklady Azotowe w Tarnowie-Moscicach S.A. (Chemicals) (b)	3,726	40,692
			8,585,365
	Republic of Korea 13.3%
	AMOREPACIFIC Group (Personal Products)	19,906	4,629,302
	AUK Corp. (Semiconductors & Semiconductor Equipment) (b)	11,290	31,686
	China Ocean Resources Co., Ltd. (Food Products)	7,670	34,388
	CJ Corp. (Industrial Conglomerates)	1,172	88,129
	Cosmochemical Co., Ltd. (Chemicals) (b)	2,200	30,290
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	34,497
	Daechang Co., Ltd. (Metals & Mining) (b)	25,940	29,877
	Daelim Industrial Co., Ltd. (Construction & Engineering)	3,531	381,755
	Daewoong Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,500	35,479
	Daishin Securities Co., Ltd. (Capital Markets) (b)	3,040	29,782
	Dongbu Securities Co., Ltd. (Capital Markets) (b)	7,510	32,478
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	4,860	92,863
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	28,946
	Doosan Engineering & Construction Co., Ltd. (Construction & Engineering) (b)	11,120	34,006
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (b)	10,150	32,518
	GS Holdings (Oil, Gas & Consumable Fuels)	6,691	383,254
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	187	33,586
	Hana Financial Group, Inc. (Commercial Banks)	28,640	1,079,324
	Hanil Cement Co., Ltd. (Construction Materials)	635	26,789
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (b)	4,110	68,557
	Hanjin Shipping Co., Ltd. (Marine) (b)	10,650	147,571
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	31,719
	Hansol Paper Co. (Paper & Forest Products)	4,580	32,823
	Hanwha Chemical Corp. (Chemicals)	11,020	261,142
	Hanwha Corp. (Chemicals)	3,560	102,271
	Hanwha Securities Co. (Capital Markets) (b)	7,600	32,867
	Hite Jinro Co., Ltd. (Beverages)	350	7,954
	HMC Investment Securities Co., Ltd. (Capital Markets) (b)	2,540	33,514
	Hyosung Corp. (Chemicals)	2,989	158,281
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (b)	2,770	32,515
	Hyundai Development Co. (Construction & Engineering)	7,400	162,296
	Hyundai Heavy Industries Co., Ltd. (Machinery)	7,138	2,025,389
	Hyundai Mobis (Auto Components)	23,622	5,972,996
	Hyundai Securities Co., Ltd. (Capital Markets) (b)	14,040	130,728
	Hyundai Steel Co. (Metals & Mining)	7,261	653,653
	Industrial Bank of Korea (Commercial Banks)	21,450	260,304
	ISU Chemical Co., Ltd. (Chemicals)	1,460	35,629
	Jeonbuk Bank (Commercial Banks)	8,110	36,432
	JW Pharmaceutical Corp. (Pharmaceuticals)	2,330	34,033
	KB Financial Group, Inc. (Commercial Banks)	48,060	1,753,922
	KCC Corp. (Building Products)	552	158,821
	Keangnam Enterprises, Ltd. (Construction & Engineering)	3,550	28,887
	KISWIRE, Ltd. (Metals & Mining)	940	35,549
	Kolon Industries, Inc. (Chemicals)	2,297	151,843
	Korea Investment Holdings Co., Ltd. (Capital Markets) (b)	5,120	203,571
	Korea Life Insurance Co., Ltd. (Insurance) (b)	19,850	131,218
	KTB Investment & Securities Co., Ltd. (Capital Markets) (b)	16,210	34,908
	Kumho Electric Co., Ltd. (Electrical Equipment)	1,440	32,154
	Kyobo Securities Co. (Capital Markets) (b)	6,510	31,543
	LG Display Co., Ltd. (Electronic Equipment & Instruments) (b)	30,460	712,405
	LG Hausys, Ltd. (Building Products)	534	35,347
	LG Uplus Corp. (Diversified Telecommunication Services)	629,200	3,776,144
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	76,198
	Lotte Confectionery Co., Ltd. (Food Products)	80	117,135
	Lotte Shopping Co., Ltd. (Multiline Retail)	908	284,489
	Meritz Securities Co., Ltd. (Capital Markets) (b)	31,740	25,296
	Mirae Asset Securities Co., Ltd. (Capital Markets) (b)	3,030	106,032
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	30,511
	Motonic Corp. (Auto Components)	960	7,253
	Nexen Corp. (Auto Components)	547	28,290
	NongShim Co., Ltd. (Food Products)	237	47,586
	Poongsan Corp. (Metals & Mining)	2,400	63,863
	Poongsan Holdings Corp. (Metals & Mining)	1,230	27,248
	POSCO (Metals & Mining)	7,872	2,640,095
	POSCO, ADR (Metals & Mining) (a)	37,242	3,117,155
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	30,445
	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	953	1,072,393
	Samsung Heavy Industries Co., Ltd. (Machinery)	137,390	4,577,444
	Samsung SDI Co., Ltd. (Electronic Equipment & Instruments)	4,474	540,963
¤	Shinhan Financial Group Co., Ltd. (Commercial Banks)	270,520	10,445,479
	Shinsegae Co., Ltd. (Multiline Retail)	11,614	2,449,800
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (b)	8,170	27,689
	SK Holdings Co., Ltd. (Industrial Conglomerates)	3,383	440,398
	SK Networks Co., Ltd. (Trading Companies & Distributors)	13,210	121,834
	SK Securities Co., Ltd. (Capital Markets) (b)	29,350	34,193
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (b)	7,890	35,166
	STX Corp. Co., Ltd. (Machinery)	4,320	52,234
	STX Engine Co., Ltd. (Machinery)	2,640	39,726
	STX Offshore & Shipbuilding Co., Ltd. (Machinery)	6,790	85,396
	STX Pan Ocean Co., Ltd. (Marine)	13,480	93,868
	Taekwang Industrial Co., Ltd. (Chemicals)	30	30,952
	Unid Co., Ltd. (Chemicals)	639	28,762
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	47,500	544,989
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	34,657
			51,633,474
	Russia 6.3%
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities) (a)	239,109	876,574
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	1,293,923	16,005,827
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining) (d)	18,065	106,674
	Sberbank of Russia, Sponsored ADR (Commercial Banks) (a)(b)	433,036	5,560,182
	VimpelCom, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	168,617	1,881,766
			24,431,023
	South Africa 5.8%
	ABSA Group, Ltd. (Commercial Banks)	281,551	5,725,715
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	342,163
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	6,398	20,017
	ArcelorMittal South Africa, Ltd. (Metals & Mining)	20,652	150,656
	Aveng, Ltd. (Construction & Engineering)	866,491	4,415,478
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	366,163
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	40,836
	Cipla Medpro South Africa, Ltd. (Pharmaceuticals)	42,969	36,970
	DataTec, Ltd. (Electronic Equipment & Instruments)	12,938	74,211
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining) (a)	5,200	38,636
	Gold Fields, Ltd. (Metals & Mining)	15,436	211,287
	Grindrod, Ltd. (Marine)	50,593	99,524
	Group Five, Ltd. (Construction & Engineering)	16,436	62,586
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining) (a)	52,500	573,825
	Hulamin, Ltd. (Metals & Mining) (b)	3,311	3,302
	Illovo Sugar, Ltd. (Food Products)	4,200	13,869
	Impala Platinum Holdings, Ltd. (Metals & Mining)	479	9,435
	Investec, Ltd. (Capital Markets)	30,427	187,060
	Lewis Group, Ltd. (Specialty Retail)	11,215	111,404
	Liberty Holdings, Ltd. (Insurance)	15,478	182,604
	MMI Holdings, Ltd. (Insurance)	134,087	309,566
	Mondi, Ltd. (Paper & Forest Products)	3,560	33,414
	Nedbank Group, Ltd. (Commercial Banks)	27,443	586,710
	Northam Platinum, Ltd. (Metals & Mining)	18,763	83,456
	Omnia Holdings, Ltd. (Chemicals)	6,114	75,917
	Petmin, Ltd. (Metals & Mining)	91,673	37,047
	Pretoria Portland Cement Co., Ltd. (Construction Materials)	1,198,252	5,123,539
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (b)	6,699	52,834
	Sappi, Ltd. (Paper & Forest Products) (b)	26,194	96,977
	Standard Bank Group, Ltd. (Commercial Banks)	161,107	2,338,792
	Steinhoff International Holdings, Ltd. (Household Durables) (b)	149,896	537,367
	Super Group, Ltd. (Specialty Retail) (b)	12,458	22,379
	Telkom SA, Ltd. (Diversified Telecommunication Services)	35,206	110,148
	Tongaat Hulett, Ltd. (Food Products)	14,198	192,472
	Trencor, Ltd. (Marine)	19,868	117,302
	Zeder Investments, Ltd. (Food Products)	2,835	961
			22,384,622
	Taiwan 9.1%
	Ability Enterprise Co., Ltd. (Office Electronics)	43,000	42,979
	AcBel Polytech, Inc. (Electrical Equipment)	58,000	33,800
	Accton Technology Corp. (Communications Equipment)	58,000	35,078
	AGV Products Corp. (Food Products) (b)	89,000	30,305
	Altek Corp. (Leisure Equipment & Products)	40,000	36,863
	AmTRAN Technology Co., Ltd. (Computers & Peripherals)	88,000	69,322
	Asia Cement Corp. (Construction Materials)	46,000	56,030
	Asia Optical Co., Inc. (Leisure Equipment & Products) (b)	31,000	29,199
	Asia Vital Components Co., Ltd. (Computers & Peripherals)	46,000	31,171
	AU Optronics Corp., Sponsored ADR (Electronic Equipment & Instruments) (a)	89,100	406,296
	Audix Corp. (Electrical Equipment)	36,000	36,348
	Avermedia Technologies (Computers & Peripherals)	36,000	33,909
	Bank of Kaohsiung (Commercial Banks)	110,000	34,475
	BES Engineering Corp. (Construction & Engineering)	155,000	44,114
	Biostar Microtech International Corp. (Computers & Peripherals)	68,000	38,130
	Capital Securities Corp. (Capital Markets)	154,000	59,743
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods) (b)	100,000	33,272
	Cathay Real Estate Development Co., Ltd. (Real Estate Management & Development)	89,000	41,312
	Champion Building Materials Co., Ltd. (Building Products)	70,000	35,813
	Chang Hwa Commercial Bank (Commercial Banks)	453,000	258,620
	Charoen Pokphand Enterprise (Food Products)	70,000	35,813
	Cheng Loong Corp. (Containers & Packaging)	109,000	44,502
	Chia Hsin Cement Corp. (Construction Materials)	76,000	35,020
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	40,068
	Chimei Innolux Corp. (Electronic Equipment & Instruments) (b)	608,000	283,251
	China Airlines, Ltd. (Airlines)	121,000	48,786
	China Development Financial Holding Corp. (Commercial Banks)	1,034,000	315,303
	China Electric Manufacturing Corp. (Electrical Equipment)	50,000	34,136
	China General Plastics Corp. (Chemicals) (b)	87,000	34,341
	China Manmade Fibers Corp. (Chemicals) (b)	118,000	43,778
	China Metal Products Co., Ltd. (Metals & Mining)	50,000	34,390
	China Motor Corp. (Automobiles)	67,000	65,492
	China Steel Structure Co., Ltd. (Construction & Engineering)	37,000	37,922
	China Synthetic Rubber Corp. (Chemicals)	53,000	52,256
	Chinese Maritime Transport, Ltd. (Marine)	23,000	34,288
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering)	54,000	31,012
	Chung Hung Steel Corp. (Metals & Mining)	103,000	36,119
	Chunghwa Picture Tubes (Electronic Equipment & Instruments) (b)	485,000	30,729
	CMC Magnetics Corp. (Computers & Peripherals) (b)	266,000	47,766
	Compal Electronics, Inc. (Computers & Peripherals)	4,763,000	5,357,760
	Compeq Manufacturing Co. (Electronic Equipment & Instruments) (b)	107,000	47,492
	Continental Holdings Corp. (Construction & Engineering)	82,000	31,395
	Cosmos Bank Taiwan (Commercial Banks) (b)	145,000	43,479
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment & Instruments)	15,000	23,175
	CSBC Corp. Taiwan (Machinery)	47,000	38,378
	D-Link Corp. (Communications Equipment)	70,000	52,059
	E.Sun Financial Holding Co., Ltd. (Commercial Banks)	462,000	253,584
	Eastern Media International Corp. (Commercial Services & Supplies) (b)	237,000	31,156
	Elite Material Co., Ltd. (Electronic Equipment & Instruments)	44,000	40,773
	Eternal Chemical Co., Ltd. (Chemicals)	38,000	33,089
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	33,085
	Evergreen Marine Corp. Taiwan, Ltd. (Marine)	166,000	114,174
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	15,000	31,713
	Far Eastern International Bank (Commercial Banks)	140,000	55,972
	First Financial Holding Co., Ltd. (Commercial Banks)	682,000	410,154
	First Insurance Co., Ltd. (Insurance)	63,000	27,322
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment)	41,000	38,202
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	79,459
	Formosan Rubber Group, Inc. (Chemicals)	52,000	36,470
	FSP Technology, Inc. (Electrical Equipment)	35,000	32,848
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	590,000	664,673
	Fwusow Industry Co., Ltd. (Food Products)	56,000	30,453
	Gemtek Technology Corp. (Communications Equipment)	36,000	32,140
	Gigabyte Technology Co., Ltd. (Computers & Peripherals)	61,000	51,256
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment)	35,000	39,074
	Global Brands Manufacture, Ltd. (Electronic Equipment & Instruments)	69,000	37,756
	Gold Circuit Electronics, Ltd. (Electronic Equipment & Instruments)	115,000	31,600
	Goldsun Development & Construction Co., Ltd. (Construction Materials)	145,000	59,200
	Grand Pacific Petrochemical (Chemicals)	95,000	44,097
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,000	31,273
	HannStar Display Corp. (Electronic Equipment & Instruments) (b)	386,000	36,358
	Harvatek Corp. (Semiconductors & Semiconductor Equipment)	57,000	38,915
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	42,555
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (b)	220,000	65,148
	Inventec Corp. (Computers & Peripherals)	224,000	98,284
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	34,000	32,025
	Kindom Construction Co. (Real Estate Management & Development)	55,000	38,015
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	51,378
	King's Town Construction Co., Ltd. (Real Estate Management & Development)	24,000	21,183
	Kuoyang Construction Co., Ltd. (Real Estate Management & Development) (b)	22,000	9,690
	Kwong Fong Industries (Textiles, Apparel & Luxury Goods)	88,000	40,997
	KYE Systems Corp. (Computers & Peripherals)	71,000	28,627
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	26,573
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	86,000	36,423
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	87,000	30,361
	Lien Hwa Industrial Corp. (Food Products)	57,000	37,177
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	33,211
	LITE-ON IT Corp. (Computers & Peripherals)	44,000	46,438
	Lite-On Technology Corp. (Computers & Peripherals)	138,000	166,921
	Macronix International (Semiconductors & Semiconductor Equipment)	399,000	148,707
	Marketech International Corp. (Electronic Equipment & Instruments)	47,000	35,591
	Masterlink Securities Corp. (Capital Markets)	102,000	35,596
	Mega Financial Holding Co., Ltd. (Commercial Banks)	938,000	662,634
	Micro-Star International Co., Ltd. (Computers & Peripherals)	92,000	45,042
	Mirle Automation Corp. (Machinery)	45,000	36,821
	Mitac International Corp. (Computers & Peripherals)	128,000	50,741
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment & Instruments)	23,000	50,341
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	42,000	29,884
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,809,000	5,510,142
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	37,209
	Pegatron Corp. (Computers & Peripherals)	201,000	313,270
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	244,000	212,052
	President Securities Corp. (Capital Markets)	86,000	46,475
	Qisda Corp. (Computers & Peripherals)	176,000	42,100
	Radium Life Tech Co., Ltd. (Real Estate Management & Development)	59,049	47,816
	Ritek Corp. (Computers & Peripherals) (b)	299,000	51,565
	Sanyang Industry Co., Ltd. (Automobiles)	80,000	54,346
	SDI Corp. (Semiconductors & Semiconductor Equipment)	42,000	40,627
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	30,561
	Shih Wei Navigation Co., Ltd. (Marine)	37,000	34,976
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	32,984
	Shin Kong Financial Holding Co., Ltd. (Insurance) (b)	702,000	223,578
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	59,544
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment)	86,000	34,092
	Sinon Corp. (Chemicals)	77,000	35,481
	SinoPac Financial Holdings Co., Ltd. (Commercial Banks)	606,000	218,669
	Sunrex Technology Corp. (Computers & Peripherals)	47,000	31,451
	Supreme Electronics Co., Ltd. (Electronic Equipment & Instruments)	59,000	37,482
	Ta Chong Bank, Ltd. (Commercial Banks) (b)	156,000	61,841
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	21,000	13,946
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	33,558
	Taichung Commercial Bank (Commercial Banks) (b)	152,000	47,998
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,000	35,623
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	112,000	50,280
	Taishin Financial Holding Co., Ltd. (Commercial Banks)	602,000	240,682
	Taisun Enterprise Co., Ltd. (Food Products)	69,000	37,055
	Taiwan Business Bank (Commercial Banks) (b)	337,000	105,503
	Taiwan Cement Corp. (Construction Materials)	56,000	65,554
	Taiwan Fertilizer Co., Ltd. (Chemicals)	1,802,000	4,664,582
	Taiwan Paiho, Ltd. (Textiles, Apparel & Luxury Goods)	46,000	36,003
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,127,000	6,118,427
	Taiyen Biotech Co., Ltd. (Food Products)	46,000	34,912
	Tatung Co., Ltd. (Household Durables) (b)	219,000	63,738
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	179,000	123,419
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment & Instruments)	35,000	35,931
	Ton Yi Industrial Corp. (Metals & Mining)	79,000	41,756
	Tong Yang Industry Co., Ltd. (Auto Components)	44,000	46,811
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	31,000	31,615
	Topoint Technology Co., Ltd. (Electronic Equipment & Instruments)	47,000	32,725
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	88,284
	TYC Brother Industrial Co., Ltd. (Auto Components) (b)	76,000	36,308
	Tycoons Group Enterprise (Machinery) (b)	156,000	33,933
	Tyntek Corp. (Semiconductors & Semiconductor Equipment)	81,000	34,305
	Unimicron Technology Corp. (Electronic Equipment & Instruments)	25,000	31,002
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,475,000	722,145
	Universal Cement Corp. (Construction Materials)	59,000	28,686
	UPC Technology Corp. (Chemicals)	69,000	39,392
	Walsin Lihwa Corp. (Electrical Equipment)	4,823,000	1,529,529
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment)	87,000	29,094
	Wan Hai Lines, Ltd. (Marine)	105,000	60,123
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (b)	327,000	60,382
	Wintek Corp. (Electronic Equipment & Instruments)	177,000	137,332
	WUS Printed Circuit Co., Ltd. (Electronic Equipment & Instruments) (b)	80,000	35,372
	Yageo Corp. (Electronic Equipment & Instruments)	204,000	61,308
	Yang Ming Marine Transport Corp. (Marine)	168,000	89,651
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	41,000	39,382
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining)	106,000	38,788
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,000	17,219
	Yuanta Financial Holding Co., Ltd. (Capital Markets) (b)	952,000	495,119
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	30,000	13,671
	Yulon Motor Co., Ltd. (Automobiles)	67,000	128,032
	Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Chemicals)	20,000	31,578
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	73,000	27,702
			35,305,364
	Thailand 3.9%
	Advanced Info Service PCL (Wireless Telecommunication Services)	885,500	5,281,426
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	56,388
	Bangkok Bank PCL (Commercial Banks)	127,800	766,386
	Bangkokland PCL (Real Estate Management & Development) (b)	1,553,900	34,251
	Delta Electronics Thailand PCL (Electronic Equipment & Instruments)	40,000	33,712
	Esso Thailand PCL (Oil, Gas & Consumable Fuels)	184,300	76,468
	Hana Microelectronics PCL (Electronic Equipment & Instruments)	57,800	41,032
	IRPC PCL (Oil, Gas & Consumable Fuels)	1,087,900	165,036
¤	Kasikornbank PCL, NVDR (Commercial Banks) (f)	1,473,700	7,356,558
	Kiatnakin Bank PCL (Commercial Banks)	35,000	41,977
	Polyplex PCL (Containers & Packaging)	67,000	34,314
	Precious Shipping PCL (Marine)	59,500	30,666
	PTT Global Chemical PCL (Chemicals)	239,900	552,120
	PTT PCL (Oil, Gas & Consumable Fuels)	2,600	29,835
	Quality Houses PCL (Real Estate Management & Development)	690,700	40,300
	Rojana Industrial Park PCL (Real Estate Management & Development)	173,500	35,150
	Sansiri PCL (Real Estate Management & Development)	729,900	46,373
	Sri Trang Agro-Industry PCL (Auto Components)	70,700	47,897
	Thai Airways International PCL (Airlines) (b)	116,300	97,074
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	23,800	55,932
	Thaicom PCL (Diversified Telecommunication Services) (b)	102,900	52,034
	Thanachart Capital PCL (Commercial Banks)	70,400	76,447
	Thoresen Thai Agencies PCL (Marine)	45,800	29,841
	TMB Bank PCL (Commercial Banks)	2,317,500	132,965
	TPI Polene PCL (Construction Materials)	97,000	44,648
	Vinythai PCL (Chemicals)	51,000	30,253
			15,189,083
	Turkey 2.1%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	15,372	34,758
	Aksa Akrilik Kimya Sanayii (Textiles, Apparel & Luxury Goods)	13,078	34,781
	Anadolu Cam Sanayii AS (Containers & Packaging)	18,869	32,078
	Anadolu Sigorta (Insurance) (b)	72,371	39,387
	Arcelik AS (Household Durables) (b)	360,039	1,607,984
	Asya Katilim Bankasi AS (Commercial Banks) (b)	63,974	70,352
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (b)	111,747	52,666
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	33,519	39,306
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	69,468	136,808
	Ford Otomotiv Sanayi AS (Automobiles)	132,164	1,245,781
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	35,955
	Global Yatirim Holding AS (Capital Markets) (b)	55,866	37,927
	GSD Holding (Commercial Banks) (b)	102,720	44,378
	Ihlas Holding AS (Industrial Conglomerates) (b)	87,504	53,024
	Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Commercial Services & Supplies) (b)	26,426	40,774
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (b)	26,759	18,017
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining) (b)	36,922	19,473
	Koza Anadolu Metal Madencilik Isletmeleri AS (Metals & Mining) (b)	27,395	48,725
	Petkim Petrokimya Holding AS (Chemicals) (b)	6,352	7,912
	Polyester Sanayi AS (Chemicals) (b)	47,176	39,439
	Soda Sanayii AS (Chemicals)	18,955	38,712
	Tekfen Holding AS (Construction & Engineering)	14,345	49,740
	Trakya Cam Sanayi AS (Building Products)	23,388	36,349
	Turk Hava Yollari (Airlines) (b)	62,036	90,497
	Turkiye Is Bankasi Class C (Commercial Banks)	203,559	501,388
	Turkiye Sise ve Cam Fabrikalari AS (Household Durables)	50,405	95,872
	Turkiye Vakiflar Bankasi Tao (Commercial Banks)	2,011,517	3,814,693
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (b)	24,553	30,721
			8,297,497
	Total Common Stocks (Cost $345,979,683)		340,087,749

	Exchange Traded Funds 8.1%
	India 1.1%
	PowerShares India Portfolio (Capital Markets)	216,598	4,080,706

	United States 7.0%
¤	iShares MSCI Emerging Markets Index Fund (Capital Markets)	315,600	13,551,864
¤	Vanguard Emerging Markets (Capital Markets)	313,900	13,645,233
			27,197,097
	Total Exchange Traded Funds (Cost $31,944,291)		31,277,803

	Preferred Stocks 4.1%
	Brazil 4.1%
	Banco do Estado do Rio Grande do Sul S.A. Class B 0.158% (Commercial Banks)	131,300	1,416,971
	Banco Industrial e Comercial S.A. 0.026% (Commercial Banks)	15,600	61,530
	Braskem S.A. 0.833% (Chemicals)	260,900	2,065,247
	Cia Ferro Ligas da Bahia - Ferbasa 0.014% (Metals & Mining)	4,800	29,713
	Cia Paranaense de Energia Class B 0.748% (Electric Utilities)	133,200	3,119,395
¤	Petroleo Brasileiro S.A. 0.123% (Oil, Gas & Consumable Fuels)	595,250	7,614,061
	Suzano Papel e Celulose S.A. 0.249% (Paper & Forest Products)	66,900	286,225
	Unipar Participacoes S.A. 0.00% (Chemicals)	200,800	34,100
	Usinas Siderurgicas de Minas Gerais S.A. 0.087% (Metals & Mining)	176,400	1,160,571

	Total Preferred Stocks (Cost $17,283,903)		15,787,813

		Principal Amount	Value
	Short-Term Investment 0.4%
	Repurchase Agreement 0.4%
	United States 0.4%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $1,641,010 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.12% and a maturity date of 12/15/14, with a Principal Amount of $1,670,000 and a Market Value of $1,678,350)	$1,641,008	1,641,008

	Total Short-Term Investment (Cost $1,641,008)		1,641,008

	Total Investments (Cost $396,848,885) (g)	100.2%	388,794,373
	Other Assets, Less Liabilities	(0.2)	(784,986)

	Net Assets	100.0%	$388,009,387

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	Illiquid security. The total market value of this security as of March 31, 2012 is $33,965, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	GDR - Global Depositary Receipt.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	NVDR - Non-Voting Depositary Receipt.
(g)	As of March 31, 2012, cost is $396,848,885 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$7,871,660
Gross unrealized depreciation	(15,926,172)
Net unrealized depreciation	$(8,054,512)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$340,022,909	$64,840	$—	$340,087,749
Exchange Traded Funds	31,277,803	—	—	31,277,803
Preferred Stocks	15,787,813	—	—	15,787,813
Short-Term Investment
Repurchase Agreement	—	1,641,008	—	1,641,008
Total Investments in Securities	$387,088,525	$1,705,848	$—	$388,794,373

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 and March 31, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable input (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currencies:
		Currency		Cost		Value
Brazilian Real	BRL	4,085	USD	2,242	USD	2,238
Egyptian Pound	EGP	1,695,074		280,670		280,642
Hong Kong Dollar	HKD	951		123		123
Malaysian Ringgit	MYR	19,391		6,315		6,330
Mexican Peso	MXN	52,481		4,129		4,102
New Taiwan Dollar	TWD	630,811		21,351		21,373
South African Rand	ZAR	37,696		4,969		4,914
Total			USD	319,799	USD	319,722

MainStay VP Eagle Small Cap Growth Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 99.8% †
	Aerospace & Defense 2.6%
	Hexcel Corp. (a)	87,858	$2,109,471
¤	Triumph Group, Inc.	88,432	5,541,149
			7,650,620
	Air Freight & Logistics 0.7%
	Atlas Air Worldwide Holdings, Inc. (a)	40,001	1,968,449

	Airlines 0.8%
	JetBlue Airways Corp. (a)	489,080	2,391,601

	Biotechnology 5.3%
	BioMarin Pharmaceutical, Inc. (a)	45,701	1,565,259
	Cepheid, Inc. (a)	83,859	3,507,822
	Halozyme Therapeutics, Inc. (a)	177,732	2,267,860
	Onyx Pharmaceuticals, Inc. (a)	65,761	2,477,875
	Seattle Genetics, Inc. (a)	70,634	1,439,521
	Theravance, Inc. (a)	73,003	1,423,559
	United Therapeutics Corp. (a)	67,016	3,158,464
			15,840,360
	Capital Markets 0.5%
	Duff & Phelps Corp. Class A	103,934	1,615,134

	Chemicals 2.6%
	Huntsman Corp.	283,551	3,972,550
	Intrepid Potash, Inc. (a)	73,122	1,779,058
	Quaker Chemical Corp.	55,178	2,176,772
			7,928,380
	Commercial Banks 0.5%
	UMB Financial Corp.	31,229	1,397,029

	Commercial Services & Supplies 2.4%
	Geo Group, Inc. (The) (a)	168,854	3,209,914
	Waste Connections, Inc.	118,756	3,863,133
			7,073,047
	Communications Equipment 1.0%
	Riverbed Technology, Inc. (a)	108,847	3,056,424

	Construction & Engineering 0.6%
	Northwest Pipe Co. (a)	84,037	1,784,946

	Construction Materials 0.5%
	Texas Industries, Inc.	40,211	1,407,787

	Consumer Finance 2.2%
	Cash America International, Inc.	98,960	4,743,153
	EZCORP, Inc. Class A (a)	54,728	1,776,197
			6,519,350
	Diversified Consumer Services 0.8%
	Sotheby's	57,569	2,264,764

	Diversified Financial Services 0.5%
	KKR Financial Holdings LLC	148,747	1,369,960

	Electrical Equipment 1.3%
	Polypore International, Inc. (a)	30,127	1,059,265
	Regal-Beloit Corp.	43,107	2,825,664
			3,884,929
	Electronic Equipment & Instruments 5.0%
	Coherent, Inc. (a)	76,665	4,471,870
	DTS, Inc. (a)	105,870	3,199,391
	InvenSense, Inc. (a)	79,640	1,441,484
	IPG Photonics Corp. (a)	63,446	3,302,364
	Universal Display Corp. (a)	70,867	2,588,772
			15,003,881
	Energy Equipment & Services 5.4%
	Dril-Quip, Inc. (a)	35,490	2,307,560
¤	Lufkin Industries, Inc.	111,258	8,972,957
	OYO Geospace Corp. (a)	47,033	4,953,986
			16,234,503
	Food & Staples Retailing 1.3%
	Fresh Market, Inc. (The) (a)	81,132	3,890,279

	Health Care Equipment & Supplies 4.4%
	ArthroCare Corp. (a)	125,351	3,365,674
	Cooper Cos., Inc. (The)	39,794	3,251,568
	Sirona Dental Systems, Inc. (a)	80,787	4,163,762
	Thoratec Corp. (a)	73,636	2,482,270
			13,263,274
	Health Care Providers & Services 4.8%
	Air Methods Corp. (a)	30,509	2,661,910
	AMERIGROUP Corp. (a)	40,727	2,740,113
	Catalyst Health Solutions, Inc. (a)	63,109	4,021,937
¤	Centene Corp. (a)	102,415	5,015,262
			14,439,222
	Health Care Technology 3.6%
	Allscripts Healthcare Solutions, Inc. (a)	154,261	2,560,733
	MedAssets, Inc. (a)	170,831	2,248,136
¤	Quality Systems, Inc.	127,529	5,576,843
	Vocera Communications, Inc. (a)	16,391	383,549
			10,769,261
	Hotels, Restaurants & Leisure 7.0%
¤	Bally Technologies, Inc. (a)	106,444	4,976,257
	BJ's Restaurants, Inc. (a)	75,514	3,802,130
	Orient-Express Hotels, Ltd. (a)	203,100	2,071,620
	Pinnacle Entertainment, Inc. (a)	189,433	2,180,374
¤	Shuffle Master, Inc. (a)	445,171	7,835,009
			20,865,390
	Household Durables 0.9%
	Universal Electronics, Inc. (a)	132,767	2,652,685

	Insurance 1.0%
	Validus Holdings, Ltd.	101,295	3,135,080

	Internet Software & Services 1.3%
	Monster Worldwide, Inc. (a)	384,462	3,748,505

	IT Services 1.0%
	Sapient Corp.	241,424	3,005,729

	Life Sciences Tools & Services 2.4%
	Bruker Corp. (a)	195,631	2,995,111
	ICON PLC, Sponsored ADR (a)(b)	79,325	1,683,276
	PAREXEL International Corp. (a)	95,513	2,575,986
			7,254,373
	Machinery 3.3%
	Colfax Corp. (a)	59,799	2,107,317
	Meritor, Inc. (a)	237,136	1,913,687
	Terex Corp. (a)	68,835	1,548,787
	Twin Disc, Inc.	43,544	1,136,063
	WABCO Holdings, Inc. (a)	54,016	3,266,888
			9,972,742
	Metals & Mining 2.0%
	RTI International Metals, Inc. (a)	147,828	3,408,914
	Titanium Metals Corp.	199,756	2,708,691
			6,117,605
	Oil, Gas & Consumable Fuels 2.3%
	Gulfport Energy Corp. (a)	66,323	1,931,326
	Oasis Petroleum, Inc. (a)	156,889	4,836,888
			6,768,214
	Pharmaceuticals 2.5%
¤	Salix Pharmaceuticals, Ltd. (a)	106,318	5,581,695
	VIVUS, Inc. (a)	89,811	2,008,174
			7,589,869
	Professional Services 1.0%
	Acacia Research Corp. (a)	74,526	3,110,715

	Real Estate Investment Trusts 1.0%
	Redwood Trust, Inc.	116,996	1,310,355
	Two Harbors Investment Corp.	158,515	1,607,342
			2,917,697
	Road & Rail 1.6%
	Landstar System, Inc.	58,543	3,379,102
	Quality Distribution, Inc. (a)	109,935	1,514,904
			4,894,006
	Semiconductors & Semiconductor Equipment 4.6%
	Cavium, Inc. (a)	71,395	2,208,961
	Cymer, Inc. (a)	49,465	2,473,250
	EZchip Semiconductor, Ltd. (a)	67,612	2,929,628
	Teradyne, Inc. (a)	241,594	4,080,523
	Veeco Instruments, Inc. (a)	68,857	1,969,310
			13,661,672
	Software 10.7%
	ANSYS, Inc. (a)	45,801	2,977,981
	Compuware Corp. (a)	383,978	3,528,758
¤	Fortinet, Inc. (a)	189,154	5,230,108
	Informatica Corp. (a)	60,082	3,178,338
	NICE Systems, Ltd., Sponsored ADR (a)(b)	118,892	4,672,456
	Opnet Technologies, Inc.	94,895	2,751,955
	Progress Software Corp. (a)	94,512	2,232,373
	QLIK Technologies, Inc. (a)	122,025	3,904,800
	TIBCO Software, Inc. (a)	119,364	3,640,602
			32,117,371
	Specialty Retail 9.1%
	Chico's FAS, Inc.	125,187	1,890,324
	Francesca's Holdings Corp. (a)	69,457	2,195,536
¤	Genesco, Inc. (a)	149,656	10,722,852
	GNC Holdings, Inc. Class A	141,918	4,951,519
	Sally Beauty Holdings, Inc. (a)	69,944	1,734,611
¤	Vitamin Shoppe, Inc. (a)	131,693	5,822,148
			27,316,990
	Textiles, Apparel & Luxury Goods 1.3%
	Steven Madden, Ltd. (a)	89,686	3,834,077
	Total Common Stocks (Cost $295,322,887)		298,715,920

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $1,633,668 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $1,660,000 and a Market Value of $1,666,658)	$1,633,667	1,633,667

	Total Short-Term Investment (Cost $1,633,667)		1,633,667

	Total Investments (Cost $296,956,554) (c)	100.3%	300,349,587
	Other Assets, Less Liabilities	(0.3)	(914,662)

	Net Assets	100.0%	$299,434,925

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $296,956,554 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,061,887
Gross unrealized depreciation	(7,668,854)
Net unrealized appreciation	$3,393,033

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$298,715,920	$—	$—	$298,715,920
Short-Term Investment
Repurchase Agreement	—	1,633,667	—	1,633,667
Total Investments in Securities	$298,715,920	$1,633,667	$—	$300,349,587

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Flexible Bond Opportunities Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 88.6%†
	Asset-Backed Securities 1.3%
	Airlines 0.2%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22	$381,576	$328,155
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 9/1/19	24,658	26,014
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	83,368	87,428
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	154,454	176,850
			618,447
	Home Equity 0.5%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.302%, due 10/25/36 (a)(b)	170,594	121,367
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.312%, due 5/25/37 (a)(b)	115,091	92,977
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.302%, due 4/25/37 (a)(b)	51,678	47,748
	First NLC Trust Series 2007-1, Class A1 0.312%, due 8/25/37 (a)(b)(c)	113,351	35,084
	GSAA Home Equity Trust Series 2006-14, Class A1 0.292%, due 9/25/36 (a)(b)	243,845	102,312
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.372%, due 4/25/37 (a)(b)	77,048	51,870
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.342%, due 4/25/37 (a)(b)	153,891	110,414
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.342%, due 3/25/47 (a)(b)	93,833	63,636
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.292%, due 11/25/36 (a)(b)	30,543	10,107
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.352%, due 3/25/37 (a)(b)	227,556	122,419
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.342%, due 9/25/36 (a)(b)	186,984	151,110
	Series 2006-HE8, Class A2B 0.342%, due 10/25/36 (a)(b)	69,339	41,897
	Series 2007-HE4, Class A2A 0.352%, due 2/25/37 (a)(b)	33,441	29,484
	Series 2007-NC2, Class A2FP 0.392%, due 2/25/37 (a)(b)	123,355	66,269
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)	209,670	97,238
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.332%, due 5/25/37 (a)(b)	134,946	53,538
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.322%, due 6/25/37 (a)(b)	209,286	166,592
	Series 2006-EQ2, Class A2 0.352%, due 1/25/37 (a)(b)	107,118	55,030
			1,419,092
	Student Loans 0.6%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.811%, due 5/25/29 (a)	630,368	573,992
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.352%, due 9/25/37 (a)(b)	1,210,579	943,639
			1,517,631
	Total Asset-Backed Securities (Cost $3,896,340)		3,555,170

	Convertible Bonds 3.3%
	Apparel 0.0%‡
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	130,000	127,563

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	107,000	170,130

	Auto Parts & Equipment 0.1%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	350,000	293,563

	Biotechnology 0.2%
	Amgen, Inc. 0.375%, due 2/1/13	251,000	257,902
	Gilead Sciences, Inc. 1.00%, due 5/1/14	216,000	265,140
			523,042
	Coal 0.2%
	Alpha Appalachia Holdings, Inc. 3.25%, due 8/1/15	100,000	90,250
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	112,187
	Peabody Energy Corp. 4.75%, due 12/15/66	332,000	317,060
			519,497
	Computers 0.4%
	EMC Corp. 1.75%, due 12/1/13	331,000	623,107
	Mentor Graphics Corp. 4.00%, due 4/1/31 (c)	135,000	146,138
	NetApp, Inc. 1.75%, due 6/1/13	80,000	116,300
	SanDisk Corp. 1.50%, due 8/15/17	107,000	127,196
			1,012,741
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	145,000	350,537

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	223,000	240,004

	Energy - Alternate Sources 0.2%
	Covanta Holding Corp. 3.25%, due 6/1/14	445,000	513,419

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	193,000	219,779

	Food 0.0%‡
	Spartan Stores, Inc. 3.375%, due 5/15/27	29,000	28,130

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	379,557

	Internet 0.1%
	VeriSign, Inc. 3.25%, due 8/15/37	110,000	141,075

	Iron & Steel 0.3%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	300,000	375,375
	ArcelorMittal 5.00%, due 5/15/14	164,000	176,915
	Steel Dynamics, Inc. 5.125%, due 6/15/14	167,000	190,171
	United States Steel Corp. 4.00%, due 5/15/14	77,000	91,438
			833,899
	Lodging 0.0%‡
	MGM Resorts International 4.25%, due 4/15/15	130,000	137,963

	Media 0.0%‡
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	104,000	82,680

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	30,000	50,138

	Miscellaneous - Manufacturing 0.1%
	Danaher Corp. (zero coupon), due 1/22/21	196,000	319,970
	Ingersoll-Rand Co. 4.50%, due 4/15/12	46,000	106,777
			426,747
	Oil & Gas 0.1%
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	242,000	316,113
	Transocean, Inc. Series C 1.50%, due 12/15/37	28,000	27,860
			343,973
	Pharmaceuticals 0.2%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	75,000	134,062
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (c)	65,000	68,250
	2.75%, due 5/15/15	95,000	127,538
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	185,000	204,194
			534,044
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	185,000	208,356

	Semiconductors 0.2%
	Microchip Technology, Inc. 2.125%, due 12/15/37	115,000	159,275
	Novellus Systems, Inc. 2.625%, due 5/15/41 (c)	50,000	69,750
	ON Semiconductor Corp.
	Series B 2.625%, due 12/15/26	164,000	198,440
	2.625%, due 12/15/26	59,000	66,154
	Xilinx, Inc. 2.625%, due 6/15/17	55,000	74,318
			567,937
	Software 0.2%
	Microsoft Corp. (zero coupon), due 6/15/13 (c)	55,000	60,500
	Symantec Corp. 1.00%, due 6/15/13	205,000	230,625
	SYNNEX Corp. 4.00%, due 5/15/18	115,000	158,844
			449,969
	Telecommunications 0.4%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	175,000	172,813
	Anixter International, Inc. 1.00%, due 2/15/13	211,000	265,332
	Ciena Corp. 4.00%, due 3/15/15 (c)	100,000	113,375
	Ixia 3.00%, due 12/15/15	14,000	14,560
	Leap Wireless International, Inc. 4.50%, due 7/15/14	1,000	959
	SBA Communications Corp. 1.875%, due 5/1/13	357,000	452,497
			1,019,536
	Total Convertible Bonds (Cost $9,314,943)		9,174,279

	Corporate Bonds 67.0%
	Advertising 0.3%
	Lamar Media Corp. 7.875%, due 4/15/18	750,000	820,313

	Aerospace & Defense 2.7%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,281,000
	BE Aerospace, Inc. 6.875%, due 10/1/20	1,630,000	1,784,850
	Ducommun, Inc. 9.75%, due 7/15/18	950,000	1,007,000
	TransDigm, Inc. 7.75%, due 12/15/18	1,075,000	1,163,687
	Triumph Group, Inc.
	8.00%, due 11/15/17	900,000	981,000
	8.625%, due 7/15/18	1,100,000	1,232,000
			7,449,537
	Agriculture 0.4%
	Bunge, Ltd. Finance Corp. 8.50%, due 6/15/19	1,015,000	1,239,914

	Airlines 1.7%
	American Airlines Pass-Through Trust Series 2001-1 7.377%, due 5/23/19	397,902	160,156
	Continental Airlines, Inc.
	7.875%, due 7/2/18	342,621	343,478
	9.798%, due 4/1/21	766,357	812,339
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 4/15/19	370,000	394,513
	Series 2010-1 Class A Pass Through Trust 6.20%, due 7/2/18	90,828	98,321
	Series 2010-2, Class B Pass Through Trust 6.75%, due 11/23/15	563,000	541,887
	12.25%, due 3/15/15 (c)	511,000	550,602
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,112,881	1,129,574
	United Air Lines, Inc. 9.875%, due 8/1/13 (c)	750,000	787,500
			4,818,370
	Auto Manufacturers 0.8%
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	56,621
	7.45%, due 7/16/31	525,000	641,813
	Navistar International Corp. 8.25%, due 11/1/21	1,415,000	1,542,350
			2,240,784
	Auto Parts & Equipment 1.8%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (c)	500,000	505,000
¤	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	3,150,000	3,346,875
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (c)	440,000	437,800
	Tomkins LLC/Tomkins, Inc. 9.00%, due 10/1/18	698,000	773,035
			5,062,710
	Banks 2.8%
	Ally Financial, Inc. 7.50%, due 9/15/20	47,000	50,760
¤	Bank of America Corp.
	5.625%, due 7/1/20	1,910,000	1,991,236
	7.625%, due 6/1/19	95,000	109,546
	CIT Group, Inc.
	7.00%, due 5/2/16 (c)	75,000	75,188
	7.00%, due 5/2/17 (c)	1,710,000	1,714,275
	Discover Bank/Greenwood DE 7.00%, due 4/15/20	1,055,000	1,210,566
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)	1,500,000	1,643,280
	PNC Funding Corp. 5.625%, due 2/1/17	495,000	552,423
	Whitney National Bank 5.875%, due 4/1/17	550,000	579,405
			7,926,679
	Beverages 0.4%
	Constellation Brands, Inc. 7.25%, due 9/1/16	900,000	1,019,250

	Biotechnology 0.4%
	Life Technologies Corp. 5.00%, due 1/15/21	1,050,000	1,136,904

	Building Materials 2.8%
	Associated Materials LLC 9.125%, due 11/1/17	1,452,000	1,412,070
	Boise Cascade LLC 7.125%, due 10/15/14	796,000	801,970
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,175,976
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	590,400
¤	Urbi Desarrollos Urbanos SAB de C.V.
	9.50%, due 1/21/20 (c)	1,350,000	1,424,250
	9.75%, due 2/3/22 (c)	1,000,000	1,060,000
	USG Corp.
	6.30%, due 11/15/16	280,000	261,800
	8.375%, due 10/15/18 (c)	500,000	512,500
	9.75%, due 1/15/18	582,000	577,635
			7,816,601
	Chemicals 1.7%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (c)	324,000	424,325
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	925,000	951,589
	8.55%, due 5/15/19	596,000	781,068
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	907,695
	Huntsman International LLC
	5.50%, due 6/30/16	162,000	161,797
	8.625%, due 3/15/20	700,000	782,250
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	610,000	533,750
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (c)	231,000	175,560
			4,718,034
	Coal 1.1%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	520,375
	Arch Coal, Inc.
	7.25%, due 10/1/20	1,045,000	969,237
	8.75%, due 8/1/16	250,000	262,500
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17	763,000	778,260
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	521,313
			3,051,685
	Commercial Services 3.5%
	Aramark Corp. 8.50%, due 2/1/15	166,000	170,152
	Aramark Holdings Corp. 8.625%, due 5/1/16 (c)(d)	1,300,000	1,332,500
	Avis Budget Car Rental LLC
	8.25%, due 1/15/19	677,000	705,772
	9.625%, due 3/15/18	1,075,000	1,166,375
	Ford Holdings LLC 9.30%, due 3/1/30	28,000	36,120
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	289,811
	Hertz Corp. (The) 7.375%, due 1/15/21	1,570,000	1,672,050
	Iron Mountain, Inc.
	7.75%, due 10/1/19	322,000	351,785
	8.375%, due 8/15/21	1,077,000	1,171,237
	Stewart Enterprises, Inc. 6.50%, due 4/15/19	920,000	959,100
	United Rentals North America, Inc.
	8.375%, due 9/15/20	1,220,000	1,262,700
	9.25%, due 12/15/19	631,000	695,678
			9,813,280
	Computers 0.8%
¤	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	1,766,000	1,876,375
	7.625%, due 11/15/20	325,000	346,937
	10.25%, due 8/15/15	128,000	132,960
			2,356,272
	Diversified Financial Services 0.4%
	CNH Capital LLC 6.25%, due 11/1/16 (c)	450,000	482,625
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	€277,000	316,051
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£185,000	282,592
			1,081,268
	Electric 4.3%
	Calpine Corp. 7.875%, due 7/31/20 (c)	$1,500,000	1,631,250
¤	CMS Energy Corp.
	5.05%, due 3/15/22	626,000	629,919
	6.25%, due 2/1/20	1,667,000	1,820,958
	8.75%, due 6/15/19	907,000	1,106,195
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (c)	1,494,000	1,596,131
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	800,000	872,000
	Great Plains Energy, Inc. 4.85%, due 6/1/21	1,150,000	1,218,127
	NRG Energy, Inc. 8.50%, due 6/15/19	1,405,000	1,415,538
	Puget Energy, Inc. 6.00%, due 9/1/21	1,354,000	1,440,967
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	189,000	194,670
			11,925,755
	Entertainment 0.8%
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14	200,000	199,000
	7.75%, due 3/15/19	725,000	732,250
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (c)	185,000	159,563
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,065,187
			2,156,000
	Environmental Controls 0.0%‡
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	125,000	129,063

	Finance - Auto Loans 0.7%
	Ford Motor Credit Co. LLC 8.00%, due 12/15/16	1,650,000	1,913,017

	Finance - Consumer Loans 1.1%
	American General Finance Corp. 3.25%, due 1/16/13	138,000	167,996
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	500,000	469,080
	SLM Corp.
	4.75%, due 3/17/14	€185,000	242,248
	6.25%, due 1/25/16	$92,000	95,680
	7.25%, due 1/25/22	625,000	653,015
	8.00%, due 3/25/20	492,000	531,360
	8.45%, due 6/15/18	250,000	278,750
	Springleaf Finance Corp. 6.90%, due 12/15/17	858,000	669,240
			3,107,369
	Finance - Credit Card 0.8%
	American Express Co. 6.80%, due 9/1/66 (a)	486,000	495,720
	Capital One Capital III 7.686%, due 8/1/66	1,703,000	1,713,644
			2,209,364
	Finance - Other Services 0.8%
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20 (c)	693,000	708,592
	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,420,000	1,469,700
			2,178,292
	Food 1.3%
	JBS USA LLC/JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	801,000	823,028
	Kraft Foods, Inc. 6.50%, due 8/11/17	1,100,000	1,326,957
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,284,000	1,450,920
			3,600,905
	Forest Products & Paper 1.0%
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,285,000	1,416,713
	Domtar Corp. 10.75%, due 6/1/17	166,000	214,555
	International Paper Co. 7.30%, due 11/15/39	157,000	191,140
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,047,997
			2,870,405
	Health Care - Products 0.7%
	Alere, Inc. 8.625%, due 10/1/18	277,000	286,695
	Chiron Merger Sub, Inc. 10.50%, due 11/1/18 (c)	1,650,000	1,713,937
			2,000,632
	Health Care - Services 1.4%
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	1,500,000	1,661,250
¤	HCA, Inc.
	6.50%, due 2/15/16	1,600,000	1,704,000
	7.50%, due 2/15/22	500,000	532,500
			3,897,750
	Home Builders 2.6%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15	1,375,000	1,289,062
	8.125%, due 6/15/16	186,000	172,980
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	1,298,000	1,173,068
	KB Home 8.00%, due 3/15/20	1,925,000	1,905,750
	Lennar Corp. 6.95%, due 6/1/18	46,000	48,760
	MDC Holdings, Inc. 5.625%, due 2/1/20	157,000	154,619
	Meritage Homes Corp. 6.25%, due 3/15/15	444,000	449,328
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (c)	1,150,000	1,196,000
	Standard Pacific Corp. 8.375%, due 5/15/18	885,000	941,419
			7,330,986
	Household Products & Wares 1.4%
	ACCO Brands Corp. 7.625%, due 8/15/15	500,000	513,755
	Jarden Corp.
	7.50%, due 5/1/17	325,000	357,500
	7.50%, due 1/15/20	977,000	1,060,045
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19 (c)	475,000	510,625
	8.75%, due 10/15/16 (c)	138,000	145,935
	9.25%, due 5/15/18 (c)	625,000	623,437
	9.875%, due 8/15/19 (c)	826,000	844,585
			4,055,882
	Housewares 0.3%
	Libbey Glass, Inc. 10.00%, due 2/15/15	775,000	828,281

	Insurance 1.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	162,000	159,165
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€1,300,000	1,291,688
	Series A2 5.75%, due 3/15/67 (a)	£50,000	60,781
	Farmers Exchange Capital 7.20%, due 7/15/48 (c)	$137,000	139,073
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	143,000	138,389
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (c)	102,000	99,450
	10.75%, due 6/15/88 (a)(c)	987,000	1,320,113
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	1,407,000	1,361,272
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (c)	46,000	59,576
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	138,000	143,175
			4,772,682
	Iron & Steel 0.8%
	AK Steel Corp. 7.625%, due 5/15/20	800,000	772,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	181,686
	United States Steel Corp.
	7.00%, due 2/1/18	650,000	667,875
	7.50%, due 3/15/22	600,000	600,000
			2,221,561
	Leisure Time 0.0%‡
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)	92,000	107,537

	Lodging 2.3%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,250,000	959,500
	Hyatt Hotels Corp. 3.875%, due 8/15/16	1,500,000	1,563,253
	MGM Mirage, Inc. 7.50%, due 6/1/16	1,193,000	1,228,790
	MGM Resorts International 8.625%, due 2/1/19 (c)	475,000	509,438
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	1,000,000	1,160,000
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	900,000	988,875
			6,409,856
	Machinery - Construction & Mining 0.5%
	Terex Corp. 8.00%, due 11/15/17	1,468,000	1,519,380

	Machinery - Diversified 0.6%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	824,000
	CNH America LLC 7.25%, due 1/15/16	748,000	820,930
			1,644,930
	Media 2.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	235,320
	7.25%, due 10/30/17	500,000	536,250
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	212,000	227,635
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,080,000	972,000
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17	925,000	1,014,031
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	509,000	604,852
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21	1,348,000	1,420,358
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,508,500
	7.125%, due 2/1/16	185,000	204,656
			6,723,602
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	508,000	568,960

	Mining 0.8%
	Alcoa, Inc. 6.15%, due 8/15/20	724,000	779,369
	Aleris International, Inc. 7.625%, due 2/15/18	924,000	966,735
	Century Aluminum Co. 8.00%, due 5/15/14	500,000	511,250
			2,257,354
	Miscellaneous - Manufacturing 1.1%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	630,000	636,300
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,000,000	1,070,000
	GE Capital Trust I 6.375%, due 11/15/67 (a)	475,000	483,312
	Polypore International, Inc. 7.50%, due 11/15/17	285,000	300,675
	SPX Corp. 6.875%, due 9/1/17	585,000	640,575
			3,130,862
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	1,164,000	1,260,030

	Oil & Gas 5.1%
	Berry Petroleum Co. 6.75%, due 11/1/20	752,000	795,240
	Chesapeake Energy Corp.
	6.625%, due 8/15/20 (e)	555,000	564,713
	6.875%, due 8/15/18	600,000	618,000
	Concho Resources, Inc.
	5.50%, due 10/1/22	800,000	788,000
	6.50%, due 1/15/22	500,000	527,500
	7.00%, due 1/15/21	623,000	668,167
	Denbury Resources, Inc.
	6.375%, due 8/15/21	185,000	195,638
	8.25%, due 2/15/20	525,000	586,687
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	134,160
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.625%, due 4/15/21 (c)	277,000	299,160
	8.00%, due 2/15/20 (c)	700,000	756,000
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (c)	850,000	833,000
	7.75%, due 2/1/21	185,000	191,938
	8.625%, due 4/15/20	425,000	457,938
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,222,000	1,311,738
	Range Resources Corp. 8.00%, due 5/15/19	383,000	420,343
	Sunoco, Inc. 9.625%, due 4/15/15	1,500,000	1,670,254
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	518,750
	8.875%, due 1/15/20	1,042,000	1,135,780
	Tesoro Corp. 6.50%, due 6/1/17	1,331,000	1,367,602
	Valero Energy Corp. 6.125%, due 2/1/20	509,000	584,784
			14,425,392
	Oil & Gas Services 1.1%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	475,000	482,125
	7.75%, due 2/15/19	625,000	640,625
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	306,185
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (c)	214,000	224,165
	Hornbeck Offshore Services, Inc.
	5.875%, due 4/1/20 (c)	84,000	84,210
	8.00%, due 9/1/17	1,185,000	1,244,250
			2,981,560
	Packaging & Containers 1.3%
	Ball Corp. 6.75%, due 9/15/20	1,202,000	1,316,190
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21	370,000	397,750
	Owens-Illinois, Inc. 7.80%, due 5/15/18	882,000	990,045
	Sealed Air Corp. 8.125%, due 9/15/19 (c)	935,000	1,032,006
			3,735,991
	Pharmaceuticals 0.4%
	Mylan, Inc.
	6.00%, due 11/15/18 (c)	400,000	418,000
	7.625%, due 7/15/17 (c)	700,000	770,000
			1,188,000
	Pipelines 2.5%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,221,000
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,325,000	1,349,877
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	812,160
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	463,000	564,131
	Plains All American Pipeline, L.P. 5.00%, due 2/1/21	463,000	508,382
	Regency Energy Partners, L.P./Regency Energy Finance Corp. 6.875%, due 12/1/18	1,050,000	1,110,375
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
	6.375%, due 8/1/22 (c)	500,000	507,500
	7.875%, due 10/15/18	800,000	856,000
			6,929,425
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19	750,000	790,313

	Retail 1.3%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21	168,000	170,520
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	894,325
	CVS Caremark Corp. 4.75%, due 5/18/20	1,305,000	1,461,706
	Ferrellgas Partners, L.P./Ferrellgas Partners Finance Corp. 8.625%, due 6/15/20	360,000	325,800
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18	745,000	726,375
			3,578,726
	Semiconductors 0.4%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	1,066,000	1,167,270

	Software 1.4%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17 (c)	814,000	887,260
	7.625%, due 7/15/17	576,000	630,720
¤	First Data Corp.
	7.375%, due 6/15/19 (c)	2,042,000	2,080,287
	8.875%, due 8/15/20 (c)	320,000	346,800
			3,945,067
	Telecommunications 3.4%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,720,000	1,831,800
	Crown Castle International Corp.
	7.125%, due 11/1/19	555,000	606,337
	9.00%, due 1/15/15	1,000,000	1,100,000
	Frontier Communications Corp. 8.50%, due 4/15/20	686,000	722,015
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,398,000	1,499,355
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	330,485
	Nextel Communications, Inc. 5.95%, due 3/15/14	870,000	870,000
	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	638,370
	8.75%, due 3/15/32	1,330,000	1,140,475
	Viasat, Inc. 8.875%, due 9/15/16	620,000	672,700
			9,411,537
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc. 6.30%, due 9/15/17	395,000	448,112

	Transportation 0.1%
	PHI, Inc. 8.625%, due 10/15/18	151,000	154,775
	RailAmerica, Inc. 9.25%, due 7/1/17	101,000	106,429
			261,204
	Total Corporate Bonds (Cost $186,874,123)		188,234,653

	Foreign Bonds 1.6%
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	37,000	37,703
	8.25%, due 4/10/32 (c)	37,000	40,293
			77,996
	Germany 0.1%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€166,000	197,019

	Portugal 0.8%
¤	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	3,000,000	2,314,636

	United Kingdom 0.7%
	EGG Banking PLC 7.50%, due 5/29/49 (a)	£1,127,000	1,734,072
	Rexam PLC 6.75%, due 6/29/67 (a)	€222,000	287,199
			2,021,271
	Total Foreign Bonds (Cost $4,315,832)		4,610,922

	Loan Assignments & Participations 1.4% (f)
	Commercial Services 0.4%
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	$992,500	993,741

	Finance - Consumer Loans 0.3%
	Springleaf Finance Corp. Term Loan 5.50%, due 5/10/17	1,000,000	920,625

	Retail 0.4%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18	1,000,000	997,321

	Telecommunications 0.3%
	MetroPCS Wireless, Inc. Incremental Term Loan B3 4.00%, due 3/16/18	989,992	980,834

	Total Loan Assignments & Participations (Cost $3,971,777)		3,892,521

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 2.737%, due 11/25/35 (b)(g)	114,466	90,831
	Series 2005-5, Class A2 5.001%, due 10/10/45	3,013	3,015
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	59,474	53,125
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 2.294%, due 11/25/36 (g)	55,681	39,217
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.721%, due 7/25/36 (g)	69,810	52,309

	Total Mortgage-Backed Securities (Cost $261,344)		238,497

	Municipal Bond 0.1%
	New York 0.1%
	New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12 (h)	320,000	314,272

	Total Municipal Bond (Cost $325,859)		314,272

	U.S. Government & Federal Agencies 2.2%
	United States Treasury Bonds 0.5%
	3.50%, due 2/15/39	105,500	109,604
	3.75%, due 8/15/41	1,346,400	1,455,585
			1,565,189
	United States Treasury Notes 0.0%‡
	2.375%, due 10/31/14	27,700	29,048
	4.75%, due 8/15/17	14,800	17,575
	4.875%, due 8/15/16	50,000	58,528
			105,151
¤	United States Treasury Inflation Indexed Notes 1.7%
	1.125%, due 1/15/21	2,589,700	2,915,031
	1.25%, due 7/15/20	1,539,456	1,757,987
			4,673,018
	Total U.S. Government & Federal Agencies (Cost $6,065,195)		6,343,358

	Yankee Bonds 11.6% (i)
	Agriculture 0.5%
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	1,350,000	1,333,125

	Banks 1.1%
	Barclays Bank PLC
	5.125%, due 1/8/20	500,000	522,979
	5.14%, due 10/14/20	463,000	446,033
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(c)	248,000	308,051
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	1,194,000	1,252,247
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21	463,000	495,569
			3,024,879
	Building Materials 0.6%
	Desarrolladora Homex SAB de CV 9.50%, due 12/11/19 (c)	1,300,000	1,378,000
	Holcim U.S. Finance Sarl & Cie SCS 6.00%, due 12/30/19 (c)	370,000	382,249
			1,760,249
	Electric 0.7%
	Intergen N.V. 9.00%, due 6/30/17 (c)	755,000	794,637
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (c)	1,000,000	1,040,423
			1,835,060
	Engineering & Construction 0.4%
	BAA Funding, Ltd. 4.875%, due 7/15/21 (c)	1,100,000	1,119,405

	Food 0.9%
	Grupo Bimbo SAB de C.V. 4.50%, due 1/25/22 (c)	1,387,000	1,412,492
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	350,000	356,475
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (c)	830,000	906,775
			2,675,742
	Forest Products & Paper 0.0%‡
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)	185,000	102,675

	Insurance 0.1%
	Oil Insurance, Ltd. 3.452%, due 12/29/49 (a)(c)	148,000	138,718
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	129,000	121,772
			260,490
	Investment Company 0.7%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	1,700,000	1,835,111

	Iron & Steel 0.6%
	APERAM 7.375%, due 4/1/16 (c)	1,590,000	1,554,225

	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	642,000

	Machinery - Construction & Mining 0.1%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (c)	364,000	380,380

	Mining 2.4%
	FMG Resources August 2006 Pty, Ltd.
	6.875%, due 2/1/18 (c)	400,000	400,000
	8.25%, due 11/1/19 (c)	1,000,000	1,050,000
¤	Novelis, Inc.
	8.375%, due 12/15/17	766,000	831,110
	8.75%, due 12/15/20	1,302,000	1,425,690
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	526,000	710,694
	Teck Resources, Ltd. 10.75%, due 5/15/19	150,000	186,328
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	1,640,000	1,521,100
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	574,000	644,802
			6,769,724
	Oil & Gas 2.1%
	ENI S.p.A. 4.15%, due 10/1/20 (c)	370,000	366,916
	MEG Energy Corp. 6.50%, due 3/15/21 (c)	1,023,000	1,071,592
	OGX Austria GmbH 8.50%, due 6/1/18 (c)	1,595,000	1,657,205
	Petrobras International Finance Co. - Pifco 5.375%, due 1/27/21	1,165,000	1,254,401
	Precision Drilling Corp.
	6.50%, due 12/15/21 (c)	487,000	508,915
	6.625%, due 11/15/20	882,000	923,895
			5,782,924
	Oil & Gas Services 0.3%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	200,000	204,000
	9.50%, due 5/15/16	600,000	660,000
			864,000
	Telecommunications 0.5%
	Intelsat Luxembourg S.A.
	11.25%, due 2/4/17	185,000	192,400
	11.50%, due 2/4/17 (d)	1,150,000	1,196,000
			1,388,400
	Transportation 0.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (c)	1,233,000	1,223,753

	Total Yankee Bonds (Cost $32,201,729)		32,552,142

	Total Long-Term Bonds (Cost $247,227,142)		248,915,814

		Shares	Value
	Common Stocks 0.5%
	Auto Manufacturers 0.2%
	General Motors Co. (j)	20,270	519,926

	Banks 0.2%
	CIT Group, Inc. (j)	1,475	60,829
	Citigroup, Inc.	16,000	584,800
			645,629
	Biotechnology 0.0%‡
	Life Technologies Corp. (j)	226	11,033

	Building Materials 0.0%‡
	Nortek, Inc. (j)	50	2,200
	U.S. Concrete, Inc. (j)(k)	4,455	20,760
			22,960
	Oil & Gas Services 0.1%
	Core Laboratories N.V.	1,181	155,384

	Total Common Stocks (Cost $1,541,657)		1,354,932

	Convertible Preferred Stocks 1.0%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	3,450	144,382

	Auto Parts & Equipment 0.1%
¤	Goodyear Tire & Rubber Co. (The) 5.88%	3,900	161,577

	Banks 0.3%
¤	Bank of America Corp. 7.25% Series L	300	293,670
	Citigroup, Inc. 7.50%	3,600	372,708
	Wells Fargo & Co. 7.50% Series L	300	335,010
			1,001,388
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,000	243,360

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	6,600	141,438
	MetLife, Inc. 5.00%	1,525	107,848
			249,286
	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	1,900	110,794

	Oil & Gas 0.3%
	Apache Corp. 6.00%	8,900	494,306
	Chesapeake Energy Corp. (c) 5.75%	300	308,277
			802,583
	Total Convertible Preferred Stocks (Cost $3,012,743)		2,713,370

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (j)	7,425	123,478
	Strike Price $18.33 Expires 7/10/19 (j)	7,425	83,160
	Total Warrants (Cost $299,155)		206,638

		Principal Amount	Value
	Short-Term Investment 7.3%
	Repurchase Agreement 7.3%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $20,449,021 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $20,775,000 and a Market Value of $20,858,329)	$20,449,004	20,449,004

	Total Short-Term Investment (Cost $20,449,004)		20,449,004

	Total Investments (Cost $272,529,701) (n)	97.5%	273,639,758
	Other Assets, Less Liabilities	2.5	7,040,482

	Net Assets	100.0%	$280,680,240

		Contracts Long	Unrealized Appreciation (Depreciation)(l)
	Futures Contracts (0.0%) ‡
	United States Treasury Bond June 2012 (30 Year) (m)	115	$(551,286)

	Total Futures Contracts Long (Settlement Value $15,841,250)		$(551,286)

		Contracts Short
	United States Treasury Note June 2012 (10 Year) (m)	(150)	182,438
	United States Treasury Note June 2012 (5 Year) (m)	(390)	318,947

	Total Futures Contracts Short (Settlement Value $67,212,891)		$501,385

	Total Futures Contracts (Settlement Value $51,371,641)		$(49,901)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 31, 2012 is $2,453,562, which represents 0.9% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 31, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(g)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(h)	Issue in default.
(i)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Non-income producing security.
(k)	Illiquid security. The total market value of this security as of March 31, 2012 is $20,760, which represents less than one-tenth of a percent of the Portfolio's net assets.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2012.
(m)	As of March 31, 2012, cash in the amount of $193,100 is on deposit with broker for futures transactions.
(n)	As of March 31, 2012, cost is $272,537,773 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,658,882
Gross unrealized depreciation	(4,556,897)
Net unrealized appreciation	$1,101,985

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,555,170	$—	$3,555,170
Convertible Bonds	—	9,174,279	—	9,174,279
Corporate Bonds	—	188,234,653	—	188,234,653
Foreign Bonds	—	4,610,922	—	4,610,922
Loan Assignments & Participations	—	3,892,521	—	3,892,521
Mortgage-Backed Securities	—	238,497	—	238,497
Municipal Bond	—	314,272	—	314,272
U.S. Government & Federal Agencies	—	6,343,358	—	6,343,358
Yankee Bonds	—	32,552,142	—	32,552,142
Total Long-Term Bonds	—	248,915,814	—	248,915,814
Common Stocks	1,354,932	—	—	1,354,932
Convertible Preferred Stocks	2,713,370	—	—	2,713,370
Warrants	206,638	—	—	206,638
Short-Term Investment
Repurchase Agreement	—	20,449,004	—	20,449,004
Total Investments in Securities	4,274,940	269,364,818	—	273,639,758
Other Financial Instruments
Futures Contracts Short (b)	501,385	—	—	501,385
Total Investments in Securities and Other Financial Instruments	$4,776,325	$269,364,818	$—	$274,141,143

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(81,481)	$—	$(81,481)
Futures Contracts Long (b)	(551,286)	—	—	(551,286)
Total Other Financial Instruments	$(551,286)	$(81,481)	$—	$(632,767)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currency forward contracts:
	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 4/20/12	JPMorgan Chase Bank	EUR	3,494,000	USD	4,620,151	USD	(40,132)
Pound Sterling vs. U.S. Dollar, expiring 4/20/12	JPMorgan Chase Bank	GBP	3,088,000		4,897,367		(41,349)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(81,481)

As of March 31, 2012, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Euro		EUR	175,798	USD	236,893	USD	234,462
Pound Sterling		GBP	1,825,936		2,896,537		2,920,586
Total				USD	3,133,430	USD	3,155,048

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 91.4%†
	Corporate Bonds 7.4%
	Aerospace & Defense 0.8%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,736,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	468,712
¤	TransDigm, Inc. 7.75%, due 12/15/18	2,500,000	2,706,250
			4,910,962
	Automobile 0.2%
	Dana Holding Corp. 6.50%, due 2/15/19	400,000	424,000
	UR Financing Escrow Corp. 5.75%, due 7/15/18 (a)	800,000	819,000
			1,243,000
	Beverage, Food & Tobacco 0.1%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	787,500

	Broadcasting & Entertainment 0.2%
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	805,000

	Buildings & Real Estate 0.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	850,000	902,062
	6.875%, due 8/15/18 (a)	1,200,000	1,261,500
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	900,000	956,250
			3,119,812
	Chemicals, Plastics & Rubber 0.9%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,587,500
	Huntsman International LLC 5.50%, due 6/30/16	1,000,000	998,750
	Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	154,875
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (a)	1,500,000	1,485,000
			5,226,125
	Containers, Packaging & Glass 1.5%
	Ball Corp. 5.00%, due 3/15/22	1,250,000	1,253,125
	Berry Plastics Corp. 4.349%, due 9/15/14 (b)	500,000	485,000
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21	1,500,000	1,612,500
	Greif, Inc. 7.75%, due 8/1/19	650,000	734,500
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19 (a)	800,000	818,000
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,000,000	2,247,500
	Solo Cup Co. 10.50%, due 11/1/13	2,000,000	2,035,000
			9,185,625
	Diversified Natural Resources, Precious Metals & Minerals 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	770,000
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,102,500
			1,872,500
	Healthcare, Education & Childcare 0.1%
	Grifols, Inc. 8.25%, due 2/1/18	692,000	749,090

	Hotels, Motels, Inns & Gaming 0.2%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	1,200,000	1,258,500

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	666,000

	Machinery 0.5%
	SPX Corp. 6.875%, due 9/1/17	2,750,000	3,011,250

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
	CPM Holdings, Inc. 10.625%, due 9/1/14	725,000	772,125

	Mining, Steel, Iron & Non-Precious Metals 0.5%
	Consol Energy, Inc. 8.00%, due 4/1/17	3,000,000	3,127,500

	Oil & Gas 0.8%
	Chesapeake Energy Corp. 6.125%, due 2/15/21	3,083,000	3,052,170
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	874,680
	Forest Oil Corp. 7.25%, due 6/15/19	1,000,000	977,500
			4,904,350
	Telecommunications 0.3%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,760,938

	Utilities 0.3%
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (a)	2,310,000	1,507,275

	Total Corporate Bonds (Cost $43,537,951)		44,907,552

	Floating Rate Loans 69.8% (c)
	Aerospace & Defense 2.4%
	Aeroflex, Inc. Term Loan B 4.25%, due 5/9/18	2,172,828	2,122,490
	Pelican Products, Inc. New Term Loan B 5.00%, due 3/7/17	2,666,204	2,652,872
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	2,814,375	2,729,944
	Spirit Aerosystems, Inc. Term Loan B2 3.492%, due 9/30/16	2,001,468	1,992,296
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	4,405,904	4,404,802
	Wesco Aircraft Hardware Corp. New Term Loan B 4.25%, due 4/7/17	920,918	920,918
			14,823,322
	Automobile 4.9%
	Autoparts Holdings, Ltd.
	1st Lien Term Loan 6.50%, due 7/28/17	398,000	399,990
	2nd Lien Term Loan 10.50%, due 1/29/18	900,000	884,250
	Capital Automotive L.P. New Term Loan B 5.25%, due 3/10/17	4,518,092	4,467,263
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	3,965,013	4,024,488
	Federal-Mogul Corp.
	Term Loan B 2.178%, due 12/29/14	2,266,853	2,178,382
	Term Loan C 2.178%, due 12/28/15	1,645,078	1,580,874
	FleetPride Corp. New Term Loan 6.75%, due 12/6/17	2,000,000	2,010,000
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.75%, due 4/30/14	1,500,000	1,494,375
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	3,779,936	3,784,661
	Key Safety Systems, Inc. 1st Lien Term Loan 2.591%, due 3/8/14	1,423,912	1,376,449
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	2,970,000	2,965,049
	Tomkins LLC New Term Loan B 4.25%, due 9/29/16	3,138,564	3,136,603
	UCI International, Inc. New Term Loan B 5.50%, due 7/26/17	1,580,000	1,585,925
			29,888,309
	Beverage, Food & Tobacco 3.3%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/8/18 (d)	1,439,916	1,389,518
	Constellation Brands, Inc. Term Loan B 1.95%, due 6/5/13	676,139	676,882
	Dean Foods Co. Extended Term Loan B2 3.25%, due 4/2/17	4,332,486	4,298,186
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	3,308,300	3,295,894
	Dole Food Co., Inc. Tranche B2 5.04%, due 7/6/18	2,116,152	2,125,675
	Michael Foods Group, Inc. Term Loan 4.253%, due 2/23/18	5,095,831	5,091,056
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.508%, due 2/11/16	3,079,512	3,089,059
			19,966,270
	Broadcasting & Entertainment 5.7%
	Atlantic Broadband Finance LLC New Term Loan B 4.00%, due 3/8/16	2,340,543	2,332,936
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	3,950,000	3,940,947
	Charter Communications Operating LLC
	Extended Term Loan C 3.72%, due 9/6/16	367,083	365,936
	Incremental B2 Term Loan 7.25%, due 3/6/14	107,876	107,645
	CSC Holdings, Inc. Incremental B2 Term Loan 1.991%, due 3/29/16	3,323,941	3,301,780
	Cumulus Media, Inc. Term Loan 5.75%, due 9/17/18	2,492,453	2,497,438
	Gray Television, Inc. Term Loan B 3.75%, due 12/31/14	2,909,758	2,875,810
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	794,000	795,985
	2nd Lien Term Loan 8.75%, due 4/30/18	500,000	506,250
	Knology, Inc. New Term Loan B 4.00%, due 8/18/17	5,198,411	5,146,427
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	509,960	488,711
	MCC Iowa LLC Tranche D1 Term Loan 1.95%, due 1/30/15	1,895,000	1,823,937
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	736,875	733,191
	Univision Communications, Inc. Extended Term Loan 4.491%, due 3/31/17	4,098,637	3,797,477
¤	Weather Channel (The) New Term Loan B 4.25%, due 2/13/17	6,022,624	6,024,509
			34,738,979
	Buildings & Real Estate 1.9%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	2,618,504	2,606,721
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	3,291,667	3,302,638
	CB Richard Ellis Services, Inc. New Term Loan D 3.742%, due 9/4/19	3,573,000	3,543,226
	Central Parking Corp.
	Letter of Credit Term Loan 2.625%, due 5/22/14	94,828	93,642
	Term Loan 2.75%, due 5/22/14	253,696	250,525
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	2,054,000	1,961,570
	Realogy Corp. Letter of Credit 3.247%, due 10/10/13	115,956	109,578
			11,867,900
	Chemicals, Plastics & Rubber 4.2%
	Ashland, Inc. Term Loan B 3.75%, due 8/23/18	2,295,337	2,295,695
	Celanese U.S. Holdings LLC Extended Term Loan C 3.331%, due 10/31/16	1,872,182	1,877,122
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	3,702,193	3,689,236
	Huntsman International LLC
	New Term Loan 1.859%, due 4/21/14	600,535	596,282
	Extended Term Loan B 2.85%, due 4/19/17	1,637,388	1,609,075
	INEOS U.S. Finance LLC Term Loan C2 8.001%, due 12/16/14	2,111,035	2,184,921
	Momentive Specialty Chemicals, Inc. Extended Term Loan C7 4.25%, due 5/5/15	989,610	977,240
	Rockwood Specialties Group, Inc. New Term Loan B 3.50%, due 2/9/18	4,227,597	4,252,510
	Solutia, Inc. New Term Loan B 3.50%, due 8/1/17	3,012,744	3,008,351
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	5,058,698	5,066,605
			25,557,037
	Containers, Packaging & Glass 2.2%
	Berry Plastics Corp. Term Loan C 2.242%, due 4/3/15	3,958,763	3,859,299
	BWAY Corp. Replacement Term Loan B 4.50%, due 2/23/18	2,778,501	2,778,501
¤	Reynolds Group Holdings, Inc.
	Tranche B Term Loan 6.50%, due 2/9/18	4,896,608	4,952,572
	Tranche C Term Loan 6.50%, due 8/9/18	1,265,508	1,279,971
	Sealed Air Corp. Term Loan B 4.75%, due 10/3/18	788,000	796,274
			13,666,617
	Diversified/Conglomerate Manufacturing 1.4%
	Colfax Corp. Term Loan B 4.50%, due 1/11/19	4,613,438	4,617,557
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	1,485,000	1,485,465
	2nd Lien Term Loan 8.50%, due 5/9/18	200,000	199,000
	Terex Corp. Term Loan B 5.50%, due 4/28/17	1,094,500	1,103,393
	Veyance Technologies, Inc.
	Delayed Draw Term Loan 2.75%, due 7/31/14	119,687	113,404
	Initial Term Loan 2.75%, due 7/31/14	835,625	791,754
			8,310,573
	Diversified/Conglomerate Service 4.6%
	Acosta, Inc. Term Loan 4.75%, due 3/1/18	2,881,045	2,863,038
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	1,975,000	1,969,075
	2nd Lien Term Loan 9.25%, due 6/18/18	1,000,000	995,000
	Brock Holdings III, Inc.
	New Term Loan B 6.029%, due 3/16/17	1,440,882	1,435,479
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	738,750
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	3,211,929	3,197,876
	Emdeon, Inc. Term Loan B 6.75%, due 11/2/18	1,298,000	1,314,874
	Fidelity National Information Solutions, Inc. New Term Loan B 4.25%, due 7/18/16	494,247	495,792
	First Data Corp.
	Non-Extended Term Loan B1 2.992%, due 9/24/14	3,613,020	3,476,549
	Non-Extended Term Loan B3 2.992%, due 9/24/14	890,154	856,773
	Kronos, Inc. Tranche C Term Loan 6.25%, due 12/28/17	1,496,250	1,507,472
	ServiceMaster Co.
	Delayed Draw Term Loan 2.75%, due 7/24/14	399,292	394,243
	Term Loan 2.802%, due 7/24/14	4,009,555	3,958,862
	Sophia, L.P. Term Loan B 6.25%, due 7/19/18	1,200,000	1,217,700
	SunGard Data Systems, Inc. Tranche B 3.975%, due 2/26/16	1,762,093	1,762,696
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	1,705,413	1,700,083
			27,884,262
	Ecological 0.1%
	Synagro Technologies, Inc. Term Loan B 2.25%, due 4/2/14	856,951	766,971

	Electronics 2.0%
	AVG Technologies, Inc. Term Loan 7.502%, due 3/15/16	3,600,000	3,478,500
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18	2,977,500	2,950,518
	NeuStar, Inc. Term Loan B 5.00%, due 11/8/18	2,487,500	2,490,609
	Sensata Technologies Finance Co. LLC Term Loan 4.00%, due 5/11/18	3,308,300	3,302,097
			12,221,724
	Finance 1.6%
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/16/16	1,782,896	1,787,353
¤	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	2,750,000	2,612,500
	Term Loan B 3.75%, due 3/9/18	3,226,851	3,212,734
	MSCI, Inc. Term Loan B1 3.50%, due 3/14/17	2,453,469	2,449,379
			10,061,966
	Grocery 0.3%
	SUPERVALU, Inc. Extended Term Loan B2 3.491%, due 10/5/15	1,765,521	1,754,928

	Healthcare, Education & Childcare 11.2%
	Alliance Healthcare Services, Inc. Term Loan B 7.25%, due 6/1/16	3,161,724	2,908,786
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.491%, due 4/24/15	563,773	562,505
	Term Loan 3.67%, due 4/24/15	2,307,304	2,302,112
	Biomet, Inc. Term Loan B 3.376%, due 3/25/15	5,000,497	4,938,561
	Community Health Systems, Inc.
	Non-Extended Term Loan 2.628%, due 7/25/14	3,757,311	3,706,099
	Extended Term Loan B 3.989%, due 1/25/17	324,260	319,396
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,406,250	7,422,914
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	3,754,519	3,751,703
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	1,698,945	1,624,616
	HCA, Inc.
	Extended Term Loan B3 3.491%, due 5/1/18	3,122,019	3,056,654
	Extended Term Loan B2 3.72%, due 3/31/17	1,000,000	980,886
	Health Management Associates, Inc. New Term Loan B 4.50%, due 11/16/18	2,743,125	2,719,123
	IASIS Healthcare LLC Term Loan 5.00%, due 5/3/18	2,376,000	2,376,000
	Kinetic Concepts, Inc. Term Loan B 7.00%, due 5/4/18	3,491,250	3,555,074
	Lifepoint Hospitals, Inc. Extended Term Loan B 3.24%, due 4/15/15	2,000,000	1,992,500
	Pharmaceutical Product Development, Inc. Term Loan B 6.25%, due 12/5/18	2,992,500	3,025,543
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	3,741,452	3,742,623
	RPI Finance Trust Term Loan Tranche 2 4.00%, due 5/9/18	5,463,737	5,460,323
	Rural/Metro Corp. Term Loan 5.75%, due 6/29/18	2,382,000	2,370,090
	Select Medical Corp. New Term Loan B 5.50%, due 5/25/18	1,985,000	1,930,412
	Universal Health Services, Inc. New Term Loan B 3.754%, due 11/15/16	4,501,559	4,488,428
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	3,439,207	3,441,787
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	570,240	569,421
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	1,140,480	1,138,842
			68,384,398
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.7%
	Jarden Corp. New Term Loan B 3.241%, due 3/30/18	4,165,057	4,166,361

	Hotels, Motels, Inns & Gaming 1.5%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/13/18	2,779,481	2,780,951
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.75%, due 11/23/16	975,599	940,234
	Extended Term Loan B 2.75%, due 11/23/16	3,208,653	3,094,845
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	2,084,250	2,083,817
			8,899,847
	Insurance 1.4%
	Asurion Corp.
	New 1st Lien Term Loan 5.50%, due 5/24/18	2,829,545	2,800,543
	New 2nd Lien Term Loan 9.00%, due 5/24/19	1,250,000	1,264,062
	Hub International Holdings, Inc. Add On Term Loan B 6.75%, due 6/13/14	982,368	981,140
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	3,283,673	3,247,759
			8,293,504
	Leisure, Amusement, Motion Pictures & Entertainment 2.6%
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	5,065,142	5,070,907
	Cinemark USA, Inc. Extended Term Loan 3.573%, due 4/29/16	1,891,463	1,893,827
	Regal Cinemas, Inc. Term Loan B 3.368%, due 8/23/17	4,519,491	4,500,030
	Six Flags Theme Parks, Inc. Term Loan B 4.25%, due 12/20/18	4,533,300	4,522,819
			15,987,583
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.9%
	Alliance Laundry Systems LLC Term Loan B 6.277%, due 9/30/16	2,557,895	2,554,697
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	1,512,604	1,518,547
	2nd Lien Term Loan 9.00%, due 10/30/17	127,273	128,682
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	1,127,879	1,123,180
			5,325,106
	Mining, Steel, Iron & Non-Precious Metals 1.7%
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,608,756	1,608,756
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	4,447,462	4,429,859
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	397,000	395,016
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	3,813,811	3,795,425
			10,229,056
	Oil & Gas 0.5%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	3,396,629	3,381,534

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.3%
	Spectrum Brands, Inc. New Term Loan B 5.001%, due 6/17/16	1,075,756	1,077,539
	SRAM LLC
	New Term Loan B 4.751%, due 6/7/18	1,715,169	1,711,954
	2nd Lien Term Loan 8.50%, due 12/7/18	600,000	603,750
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	4,944,868	4,796,522
			8,189,765
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.25%, due 2/3/14	1,337,722	1,292,641

	Personal, Food & Miscellaneous Services 0.5%
	Aramark Corp.
	Extended Letter of Credit 3.341%, due 7/26/16	185,120	184,313
	Extended Term Loan B 3.491%, due 7/26/16	2,814,880	2,802,607
			2,986,920
	Printing & Publishing 2.2%
	Dex Media East LLC New Term Loan 3.023%, due 10/24/14	444,416	237,763
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	3,579,515	3,595,175
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	2,156,713	2,158,510
	MediaNews Group New Term Loan 8.50%, due 3/19/14	55,927	54,109
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	842,768	785,881
	Nielsen Finance LLC
	Class A Term Loan 2.243%, due 8/9/13	17,387	17,365
	Class C Term Loan 3.493%, due 5/2/16	4,883,932	4,874,165
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(e)	1,210,251	959,628
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	470,809	207,548
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	470,302	255,139
			13,145,283
	Retail Store 4.9%
	99 Cents Only Stores Term Loan B 7.75%, due 1/11/19	2,992,500	3,044,869
	Academy, Ltd. Term Loan 6.00%, due 8/3/18	2,992,500	3,002,450
	Leslie's Poolmart, Inc. Term Loan B 4.50%, due 11/21/16	1,492,443	1,484,981
	Michaels Stores, Inc.
	Extended Term Loan B3 5.073%, due 7/29/16	2,693,850	2,698,480
	Term Loan B2 5.073%, due 7/29/16	2,155,609	2,159,315
	NBTY, Inc. New Term Loan B 4.25%, due 10/2/17	1,293,222	1,293,762
¤	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	6,333,891	6,316,923
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.00%, due 5/15/14	186,557	182,942
	Term Loan B 2.00%, due 5/15/14	647,849	635,297
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	4,177,374	4,167,486
	Pilot Travel Centers LLC New Term Loan B 4.25%, due 3/30/18	4,195,803	4,203,145
	Yankee Candle Co., Inc. (The) Term Loan B 5.25%, due 2/6/14	578,512	578,512
	New Term Loan B 5.25%, due 3/29/19	1,000,000	1,002,917
			30,771,079
	Telecommunications 1.9%
¤	MetroPCS Wireless, Inc.
	Tranche B3 4.00%, due 3/16/18	1,848,556	1,831,457
	Tranche B2 4.071%, due 11/3/16	4,620,063	4,581,287
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	3,261,231	3,268,054
	Windstream Corp. Tranche B2 3.247%, due 12/17/15	1,950,000	1,942,687
			11,623,485
	Textiles & Leather 0.1%
	Phillips-Van Heusen Corp. New Term Loan B1 3.50%, due 5/6/16	524,368	524,587

	Utilities 3.4%
	AES Corp. New Term Loan 4.25%, due 6/1/18	3,500,831	3,504,332
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,195,530	2,217,486
	Calpine Corp.
	New Term Loan 4.50%, due 4/2/18	1,994,962	1,984,987
	Term Loan B2 4.50%, due 4/2/18	2,985,000	2,971,567
	Equipower Resources Holdings LLC Term Loan B 5.75%, due 1/26/18	1,156,387	1,084,113
¤	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	7,058,797	7,044,094
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.743%, due 10/10/17	1,292,822	716,708
	TPF Generation Holdings LLC
	Term Loan B 2.241%, due 12/13/13	35,549	35,349
	Synthetic Letter of Credit 2.579%, due 12/13/13	24,191	24,054
	2nd Lien Term Loan C 4.683%, due 12/15/14	500,000	482,084
	TPF II LC LLC Term Loan B 3.22%, due 10/15/14 (d)	425,486	402,084
			20,466,858

	Total Floating Rate Loans (Cost $426,046,272)		425,176,865

	Foreign Floating Rate Loans 13.2% (c)
	Aerospace & Defense 0.3%
	Booz Allen Hamilton Inc. Term Loan B 3.75%, due 8/3/17	1,899,570	1,906,693

	Automobile 1.0%
¤	Allison Transmission, Inc. Extended Term Loan B 3.75%, due 8/30/17	6,079,223	6,039,331

	Beverage, Food & Tobacco 0.6%
	Solvest, Ltd. Tranche C2 5.026%, due 7/6/18	3,834,171	3,851,424

	Broadcasting & Entertainment 1.4%
	Cequel Communications, LLC Term Loan B 4.00%, due 2/14/19	4,800,000	4,755,000
	UPC Financing Partnership
	Term Loan T 3.744%, due 12/30/16	1,020,716	1,014,763
	Term Loan X 3.744%, due 12/29/17	1,896,576	1,882,351
	New Term Loan 4.75%, due 12/29/17	1,000,000	998,750
			8,650,864
	Cargo Transport 0.9%
	RailAmerica, Inc. Term Loan B 4.00%, due 3/1/19	3,750,000	3,742,969
	Swift Transportation Co. Inc. New Term Loan B1 3.993%, due 12/21/16	1,600,000	1,599,960
			5,342,929
	Chemicals, Plastics & Rubber 0.7%
	Styron S.A.R.L. LLC New Term Loan B 6.00%, due 8/2/17	4,320,312	3,940,484

	Containers, Packaging & Glass 0.0%‡
	BWAY Corp. Canadian Term Loan C 4.50%, due 2/23/18	256,129	256,129

	Diversified/Conglomerate Manufacturing 0.5%
	ACCO Brands Corp. New Term Loan B TBA, due 3/8/19 (d)	3,000,000	3,000,000

	Diversified/Conglomerate Service 1.0%
	Genesys Telecom Holdings, U.S., Inc. Term Loan B 6.75%, due 1/31/19	2,916,700	2,935,659
	Sungard Data Systems, Inc. Tranche C 3.994%, due 2/28/17	3,001,996	3,008,189
			5,943,848
	Ecological 0.3%
	WCA Waste Systems, Inc. Term Loan B 5.50%, due 3/22/18 (d)	2,000,000	2,005,000

	Electronics 0.9%
	Flextronics International, Ltd.
	Delayed Draw A1-A Term Loan 2.494%, due 10/1/14	437,271	432,898
	Term Loan A 2.494%, due 10/1/14	1,521,703	1,506,486
	NDS Finance, Ltd. New Term Loan B 4.00%, due 3/12/18	2,079,000	2,082,119
	Rovi Solutions Corp. New Term Loan B 4.00%, due 3/28/19	1,240,625	1,238,299
			5,259,802
	Grocery 0.5%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/8/19	3,000,000	3,015,000

	Healthcare, Education & Childcare 1.0%
	Grifols Inc. New Term Loan B 4.50%, due 6/1/17	5,008,493	4,995,972
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	784,080	782,954
			5,778,926
	Leisure, Amusement, Motion Pictures & Entertainment 1.0%
	AMC Entertainment, Inc.
	Extended Term Loan B2 3.491%, due 12/15/16	997,340	985,186
	Term Loan B3 4.25%, due 2/22/18	3,119,688	3,087,190
	Bombardier Recreational Products, Inc. Extended Term Loan B2 4.50%, due 6/28/16	1,887,896	1,883,176
			5,955,552
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	Rexnord Corp. Term Loan B 5.00%, due 4/2/18	1,500,000	1,498,125

	Oil & Gas 0.0%‡
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/21/17 (d)	250,000	245,156

	Personal & Nondurable Consumer Products 0.5%
	Prestige Brands, Inc. Term Loan 5.297%, due 1/31/19	2,924,242	2,940,083

	Personal Transportation 0.5%
	Avis Budget Car Rental, LLC
	Term Loan B 4.25%, due 3/19/19	1,000,000	996,667
	Incremental Term Loan 6.25%, due 9/21/18	2,000,000	2,008,334
			3,005,001
	Personal, Food & Miscellaneous Services 0.2%
	Aramark Corp.
	New Extended LC-3 Facility 3.341%, due 1/27/14	104,933	104,476
	New Extended Term Loan 3.651%, due 1/27/14	1,334,749	1,328,930
			1,433,406
	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 3.991%, due 7/31/14	1,962,410	610,310

	Telecommunications 1.6%
	Crown Castle International Corp. Term Loan B 4.00%, due 1/31/19	3,072,300	3,053,525
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	6,749,000	6,775,517
			9,829,042

	Total Foreign Floating Rate Loans (Cost $81,991,888)		80,507,105

	Yankee Bonds 1.0% (f)
	Aerospace & Defense 0.3%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	1,600,000	1,760,000

	Chemicals 0.2%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	1,000,000	1,057,500

	Mining 0.5%
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	2,000,000	1,980,000
	6.375%, due 2/1/16 (a)	1,500,000	1,496,250
			3,476,250

	Total Yankee Bonds (Cost $6,100,000)		6,293,750

	Total Long-Term Bonds (Cost $557,676,111)		556,885,272

		Shares	Value
	Common Stock 0.1%
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (d)(g)	10,945	279,973

	Total Common Stock (Cost $259,944)		279,973

		Principal Amount	Value
	Short-Term Investments 12.4%
	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $2,103,454 (Collateralized by a United States Treasury Note with a rate of 3.375% and a maturity date of 6/30/13, with a Principal Amount of $2,050,000 and a Market Value of $2,146,625)	$2,103,452	2,103,452

	Total Repurchase Agreement (Cost $2,103,452)		2,103,452

	U.S. Government 12.1%
	United States Treasury Bills
	0.028%, due 5/10/12 (h)	3,974,000	3,973,878
	0.037%, due 4/5/12 (h)	6,259,000	6,258,967
	0.046%, due 4/26/12 (h)	4,666,000	4,665,845
	0.056%, due 4/12/12 (h)	11,823,000	11,822,770
	0.068%, due 5/3/12 (h)	37,386,000	37,383,664
	0.069%, due 4/19/12 (h)	8,521,000	8,520,681
	0.076%, due 5/17/12 (h)	1,036,000	1,035,897

	Total U.S. Government (Cost $73,661,564)		73,661,702

	Total Short-Term Investments (Cost $75,765,016)		75,765,154

	Total Investments (Cost $633,701,071) (i)	103.9%	632,930,399
	Other Assets, Less Liabilities	(3.9)	(23,741,454)

	Net Assets	100.0%	$609,188,945

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 31, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(d)	Illiquid security. The total market value of these securities as of March 31, 2012 is $8,281,359, which represents 1.4% of the Portfolio's net assets.
(e)	PIK ("Payment in Kind") - security which may pay all or a portion of interest in additional securities.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Fair valued security. The total market value of this security as of March 31, 2012 is $279,973, which represents 0.1% of the Portfolio's net assets.
(h)	Interest rate presented is yield to maturity.
(i)	As of March 31, 2012, cost is $633,954,992 for federal income tax purposes and net unrealized depreciation is as follows:

	Gross unrealized appreciation	$5,743,281
	Gross unrealized depreciation	(6,767,874)
	Net unrealized depreciation	$(1,024,593)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$44,907,552	$—		$44,907,552
Floating Rate Loans	—	414,959,481	10,217,384	(b)	425,176,865
Foreign Floating Rate Loans	—	73,618,929	6,888,176	(b)	80,507,105
Yankee Bonds	—	6,293,750	—		6,293,750
Total Long-Term Bonds	—	539,779,712	17,105,560		556,885,272
Common Stock (c)	—	—	279,973		279,973
Short-Term Investments
Repurchase Agreement	—	2,103,452	—		2,103,452
U.S. Government	—	73,661,702	—		73,661,702
Total Short-Term Investments	—	75,765,154	—		75,765,154
Total Investments in Securities	$—	$615,544,866	$17,385,533		$632,930,399

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Includes $17,105,560 of Level 3 securities which represent floating rate loans whose values were obtained from an independent pricing service which utilized a single broker quote to determine such values as referenced in the Portfolio of Investments.
(c)	The Level 3 security valued at $279,973 is held in Leisure, Amusement, Motion Pictures & Entertainment within the Common Stock section of the Portfolio of Investments.
The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended March 31, 2012, securities with a total value of $1,552,579 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Long-Term Bonds
Floating Rate Loans
Automobile	$3,044,002	$394	$4,163	$16,616	$-	$(595,000)	$-		$2,470,175	$19,526
Beverage, Food & Tobacco	1,378,719	427	-	10,372	-	-	-	-	1,389,518	10,372
Chemicals, Plastics & Rubber	942,607	321	10	36,899	-	(2,597)	-	-	977,240	36,779
Electronics	4,675,000	-	-	-	-	-	-	(4,675,000)	-	-
Finance	5,632,892	765	761	7,625	-	(94,690)	-	(3,760,000)	1,787,353	8,149
Mining, Steel, Iron & Non-Precious Metals	391,035	72	5	4,904	-	(1,000)	-	-	395,016	4,890
Retail Store	-	3,129	1,019	19,266	-	(997,481)	1,552,579	-	578,512	6,375
Utilities	2,621,963	6,288	71	17,014	-	(25,766)	-	-	2,619,570	15,668
Foreign Floating Rate Loans
Diversified/Conglomerate Manufacturing				(7,500)	3,007,500				3,000,000	(7,500)
Ecological	-		-	(10,000)	2,015,000	-	-	-	2,005,000	(10,000)
Leisure, Amusement, Motion Pictures & Entertainment	380,138	(9)	-	4,922	1,886,073	(387,948)	-	-	1,883,176	(2,896)
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	218,900	-	-	61,073	-	-	-	-	279,973	61,073
Total	$19,285,256	$11,387	$6,029	$161,191	$6,908,573	$(2,104,482)	$1,552,579	$(8,435,000)	$17,385,533	$142,436

(a) Sales include principal reduction.

MainStay VP Government Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 98.8%†
	Asset-Backed Securities 0.8%
	Diversified Financial Services 0.1%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	$470,760	$488,269

	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	140,826	141,497

	Utilities 0.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,995,000	2,400,250

	Total Asset-Backed Securities (Cost $2,646,560)		3,030,016

	Corporate Bonds 5.2%
	Agriculture 1.3%
	Altria Group, Inc. 9.70%, due 11/10/18	3,600,000	4,891,774

	Auto Manufacturers 1.0%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,523,038

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,055,122

	Electric 1.0%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,710,000	3,773,448

	Pipelines 0.8%
	Plains All American Pipeline, L.P. 5.00%, due 2/1/21	2,700,000	2,964,643

	Real Estate Investment Trusts 0.8%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,748,179

	Total Corporate Bonds (Cost $17,468,814)		18,956,204

	Mortgage-Backed Securities 6.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.5%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	89,881	89,960
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,550,000	1,731,352
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (c)	2,500,000	2,629,572
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.922%, due 8/25/36 (d)	806,636	714,304
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	904,593
	Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,500,000	1,721,589
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (c)	660,000	694,742
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	530,000	602,131
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,270,415
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (d)	2,000,000	2,157,770
	GS Mortgage Securities Corp. II Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	829,960
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (c)	1,500,000	1,606,980
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	556,000	589,225
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	2,000,000	2,103,228
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	1,000,000	1,054,578
	Morgan Stanley Capital I Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,460,372
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.66%, due 2/25/42 (b)(c)(e)(f)	1,293,547	1,034,837
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (c)	800,000	848,629
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,500,000	1,673,910

	Total Mortgage-Backed Securities (Cost $23,342,048)		23,718,147

	U.S. Government & Federal Agencies 86.3%
	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.7%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,709,857

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	835,005	132,995
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	148,296	27,908
			160,903
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.4%
	2.376%, due 3/1/35 (b)	51,275	54,786
	3.50%, due 10/1/25	1,353,245	1,427,430
¤	3.50%, due 11/1/25	6,380,093	6,735,815
	3.50%, due 12/1/41	556,486	573,015
	3.536%, due 2/1/37 (b)	219,913	232,186
	4.00%, due 3/1/25	3,694,606	3,948,540
	4.00%, due 7/1/25	1,307,248	1,397,096
	4.00%, due 8/1/31	1,856,745	1,969,676
	4.00%, due 12/1/40	5,911,627	6,260,098
¤	4.00%, due 2/1/41	9,919,425	10,481,453
¤	4.00%, due 3/1/41	11,471,367	12,147,565
	4.00%, due 1/1/42	3,296,382	3,490,692
	4.50%, due 3/1/41	1,456,927	1,581,705
	4.50%, due 5/1/41	2,533,466	2,722,736
	4.50%, due 8/1/41	2,692,482	2,893,631
	5.00%, due 1/1/20	845,642	913,542
	5.00%, due 6/1/33	2,115,623	2,290,822
	5.00%, due 8/1/33	1,235,893	1,334,242
	5.00%, due 5/1/36	804,017	867,245
	5.00%, due 10/1/39	2,194,504	2,419,886
	5.064%, due 6/1/35 (b)	519,374	549,584
	5.50%, due 1/1/21	767,911	833,297
	5.50%, due 1/1/33	1,688,129	1,848,756
	6.50%, due 4/1/37	221,229	248,221
			67,222,019
	Federal National Mortgage Association 0.9%
	4.625%, due 5/1/13	3,285,000	3,429,008

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 46.6%
	2.054%, due 11/1/34 (b)	337,956	357,356
	2.356%, due 4/1/34 (b)	493,765	519,312
¤	3.50%, due 11/1/20	6,948,397	7,296,770
	3.50%, due 10/1/25	3,042,097	3,216,470
¤	3.50%, due 11/1/25	21,681,990	22,946,362
	3.50%, due 2/1/41	4,007,889	4,120,045
	3.50%, due 11/1/41	4,395,562	4,533,677
	3.50%, due 12/1/41	1,862,980	1,921,517
	3.50%, due 1/1/42	4,182,994	4,318,351
	4.00%, due 9/1/31	4,544,997	4,823,057
	4.00%, due 2/1/41	655,114	695,194
	4.00%, due 3/1/41	3,373,154	3,591,117
	4.00%, due 10/1/41	1,030,714	1,097,315
	4.50%, due 7/1/18	3,113,349	3,347,764
	4.50%, due 11/1/18	2,558,880	2,751,547
	4.50%, due 6/1/23	2,757,897	2,955,207
	4.50%, due 7/1/39	5,100,171	5,569,649
	4.50%, due 9/1/40	5,164,567	5,639,974
	4.50%, due 12/1/40	3,570,230	3,826,355
¤	4.50%, due 1/1/41	8,594,694	9,385,848
	5.00%, due 11/1/17	1,566,924	1,700,817
	5.00%, due 9/1/20	124,489	135,244
	5.00%, due 11/1/33	3,954,052	4,281,218
	5.00%, due 7/1/34	527,927	571,361
	5.00%, due 6/1/35	3,255,777	3,523,641
	5.00%, due 10/1/35	966,563	1,045,179
	5.00%, due 1/1/36	444,804	480,982
	5.00%, due 2/1/36	5,275,282	5,704,350
	5.00%, due 5/1/36	5,189,677	5,611,783
	5.00%, due 3/1/40	3,504,218	3,853,845
	5.00%, due 2/1/41	4,917,752	5,466,810
	5.50%, due 11/1/17	1,056,112	1,141,803
	5.50%, due 6/1/19	940,511	1,034,099
	5.50%, due 11/1/19	966,501	1,062,675
	5.50%, due 4/1/21	1,612,539	1,761,409
	5.50%, due 6/1/21	147,299	160,622
	5.50%, due 6/1/33	5,270,021	5,791,471
	5.50%, due 11/1/33	3,342,042	3,672,725
	5.50%, due 12/1/33	3,405,748	3,742,735
	5.50%, due 6/1/34	967,465	1,061,529
	5.50%, due 3/1/35	1,479,431	1,623,273
	5.50%, due 12/1/35	688,315	753,410
	5.50%, due 4/1/36	3,913,278	4,283,363
	5.50%, due 1/1/37	636,862	710,425
	5.50%, due 7/1/37	471,698	526,184
	5.50%, due 8/1/37	877,345	960,317
	6.00%, due 12/1/16	55,922	60,491
	6.00%, due 1/1/33	463,796	518,135
	6.00%, due 3/1/33	596,071	665,908
	6.00%, due 9/1/34	82,421	91,678
¤	6.00%, due 8/1/35 TBA (h)	6,450,000	7,096,008
	6.00%, due 9/1/35	1,796,904	2,006,060
	6.00%, due 10/1/35	215,823	240,909
	6.00%, due 4/1/36	1,577,482	1,746,528
	6.00%, due 6/1/36	1,602,817	1,770,571
	6.00%, due 11/1/36	1,373,688	1,524,759
	6.00%, due 4/1/37	330,489	362,393
	6.50%, due 10/1/31	171,264	195,065
	6.50%, due 7/1/32	52,297	59,565
	6.50%, due 2/1/37	187,863	211,035
	6.50%, due 8/1/47	237,924	263,405
			170,386,667
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.1%
	Series 2006-32, Class A 5.079%, due 1/16/30	401,977	404,499

	Government National Mortgage Association (Mortgage Pass-Through Securities) 12.8%
	4.00%, due 7/15/39	1,611,110	1,732,560
	4.00%, due 9/20/40	3,838,924	4,142,013
	4.00%, due 1/15/41	4,562,596	4,907,964
¤	4.00%, due 10/15/41	6,650,574	7,160,228
¤	4.50%, due 5/20/40	13,928,004	15,176,750
	5.00%, due 4/15/34	2,501,464	2,770,422
	5.00%, due 5/1/38 TBA (h)	1,800,000	1,987,875
	5.50%, due 6/15/33	1,789,840	2,019,759
	5.50%, due 12/15/35	842,563	943,951
	5.50%, due 3/1/36 TBA (h)	3,810,000	4,257,675
	6.00%, due 8/15/32	412,716	469,689
	6.00%, due 10/15/32	558,512	635,611
	6.50%, due 7/15/28	67,241	78,016
	6.50%, due 8/15/28	97,257	113,484
	6.50%, due 7/15/32	386,092	447,373
			46,843,370
¤	Overseas Private Investment Corporation 2.2%
	5.142%, due 12/15/23 (i)	6,635,193	7,881,216

	Tennessee Valley Authority 3.4%
	3.875%, due 2/15/21	2,750,000	3,070,216
	4.65%, due 6/15/35 (i)	4,395,000	4,899,964
	6.25%, due 12/15/17 (i)	3,485,000	4,398,209
			12,368,389
	United States Treasury Notes 1.1%
	2.00%, due 7/15/14 T.I.P.S. (j)	3,606,450	3,928,495

	Total U.S. Government & Federal Agencies (Cost $299,580,766)		315,334,423

	Total Long-Term Bonds (Cost $343,038,188)		361,038,790

	Short-Term Investment 5.7%
	Repurchase Agreement 5.7%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $21,008,202 (Collateralized by a Federal National Mortgage Association security with a rate of 4.375% and a maturity date of 10/5/15, with a Principal Amount of $18,760,000 and a Market Value of $21,433,300)	21,008,185	21,008,185

	Total Short-Term Investment (Cost $21,008,185)		21,008,185

	Total Investments (Cost $364,046,373) (k)	104.5%	382,046,975
	Other Assets, Less Liabilities	(4.5)	(16,481,973)

	Net Assets	100.0%	$365,565,002

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 31, 2012 is $141,497, which represents less than one-tenth of a percent of the Portfolio's net assets.
(b)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(e)	Illiquid security. The total market value of this security as of March 31, 2012 is $1,034,837, which represents 0.3% of the Portfolio's net assets.
(f)	Fair valued security. The total market value of this security as of March 31, 2012 is $1,034,837, which represents 0.3% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 31, 2012 is $13,341,558, which represents 3.7% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	As of March 31, 2012, cost is $364,046,373 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$18,410,766
Gross unrealized depreciation	(410,164)
Net unrealized appreciation	$18,000,602

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,030,016	$—	$3,030,016
Corporate Bonds	—	18,956,204	—	18,956,204
Mortgage-Backed Securities (b)	—	22,683,310	1,034,837	23,718,147
U.S. Government & Federal Agencies	—	315,334,423	—	315,334,423
Total Long-Term Bonds	—	360,003,953	1,034,837	361,038,790
Short-Term Investment
Repurchase Agreement	—	21,008,185	—	21,008,185
Total Investments in Securities	$—	$381,012,138	$1,034,837	$382,046,975

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $1,034,837 held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	$1,147,421	$155	$48	$(109,812)	$-	$(2,975	)(a)	$-	$-	$1,034,837	$(112,739)
Total	$1,147,421	$155	$48	$(109,812)	$-	$(2,975)		$-	$-	$1,034,837	$(112,739)

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	3,351,890	$27,317,903
MainStay 130/30 International Fund Class I (a)	2,771,101	18,455,533
MainStay Epoch Global Choice Fund Class I (a)	331,435	5,322,842
MainStay Epoch International Small Cap Fund Class I	167,083	3,022,537
MainStay Epoch U.S. All Cap Fund Class I	602,733	15,291,337
MainStay ICAP Equity Fund Class I	473,081	18,847,530
MainStay ICAP International Fund Class I	536,570	15,694,681
MainStay MAP Fund Class I	1,456,282	50,474,748
MainStay VP Common Stock Portfolio Initial Class	21,547	388,281
MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	52,677	514,141
Mainstay VP Eagle Small Cap Growth Portfolio Initial Class (b)	173,109	1,741,271
MainStay VP ICAP Select Equity Portfolio Initial Class	447,503	6,112,175
MainStay VP International Equity Portfolio Initial Class	427,753	5,067,066
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,023,389	35,391,977
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,779,161	22,726,772
MainStay VP S&P 500 Index Portfolio Initial Class	258,198	7,383,864
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (b)	631,215	6,460,818
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	2,206,385	22,115,095
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	269,382	2,530,870

Total Investments (Cost $240,099,160) (c)	100.1%	264,859,441
Other Assets, Less Liabilities	(0.1)	(254,789)

Net Assets	100.0%	$264,604,652

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2012, cost is $243,826,898 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$25,042,054
Gross unrealized depreciation	(4,009,511)
Net unrealized appreciation	$21,032,543

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$264,859,441	$ —	$—	$264,859,441
Total Investments	$264,859,441	$ —	$—	$264,859,441

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 4.6%
	Precision Castparts Corp.	43,112	$7,454,065
	TransDigm Group, Inc. (a)	47,639	5,514,691
	United Technologies Corp.	101,497	8,418,161
			21,386,917
	Beverages 0.9%
	PepsiCo., Inc.	64,567	4,284,020

	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	59,436	5,519,227
	Celgene Corp. (a)	81,987	6,355,632
			11,874,859
	Chemicals 3.9%
	Monsanto Co.	98,303	7,840,647
	Potash Corp. of Saskatchewan, Inc.	81,471	3,722,410
	Praxair, Inc.	54,764	6,278,145
			17,841,202
	Communications Equipment 3.3%
¤	QUALCOMM, Inc.	226,937	15,436,255

	Computers & Peripherals 10.4%
¤	Apple, Inc. (a)(b)	64,040	38,390,059
¤	EMC Corp. (a)	327,906	9,797,831
			48,187,890
	Construction & Engineering 0.9%
	Fluor Corp.	65,690	3,944,028

	Consumer Finance 1.1%
	American Express Co.	91,261	5,280,361

	Diversified Financial Services 1.4%
	Citigroup, Inc.	68,317	2,496,986
	IntercontinentalExchange, Inc. (a)	30,080	4,133,594
			6,630,580
	Energy Equipment & Services 3.6%
	FMC Technologies, Inc. (a)	143,428	7,231,640
¤	Schlumberger, Ltd.	132,187	9,243,837
			16,475,477
	Food Products 2.5%
	Mead Johnson Nutrition Co.	88,857	7,328,925
	Sara Lee Corp.	189,441	4,078,665
			11,407,590
	Health Care Equipment & Supplies 2.4%
	Covidien PLC	124,342	6,799,021
	Varian Medical Systems, Inc. (a)	64,462	4,445,299
			11,244,320
	Health Care Providers & Services 3.0%
	Express Scripts, Inc. (a)	99,407	5,385,871
	HCA Holdings, Inc.	146,157	3,615,924
	Humana, Inc.	51,430	4,756,247
			13,758,042
	Health Care Technology 1.1%
	Cerner Corp. (a)	63,881	4,865,177

	Hotels, Restaurants & Leisure 2.5%
	Las Vegas Sands Corp.	77,186	4,443,598
	Starbucks Corp.	128,268	7,168,899
			11,612,497
	Industrial Conglomerates 3.5%
¤	Danaher Corp.	159,316	8,921,696
	Tyco International, Ltd.	128,705	7,230,647
			16,152,343
	Internet & Catalog Retail 3.5%
	Amazon.com, Inc. (a)	42,178	8,541,467
	Priceline.com, Inc. (a)	10,354	7,428,995
			15,970,462
	Internet Software & Services 2.8%
¤	Google, Inc. Class A (a)	20,368	13,060,776

	IT Services 6.3%
	Accenture PLC Class A	59,979	3,868,646
	Cognizant Technology Solutions Corp. Class A (a)	61,533	4,734,964
	Genpact, Ltd. (a)	276,167	4,501,522
¤	MasterCard, Inc. Class A	26,076	10,966,001
	Teradata Corp. (a)	73,032	4,977,131
			29,048,264
	Machinery 1.9%
	Caterpillar, Inc.	80,476	8,572,304

	Media 2.6%
	DIRECTV Class A (a)	135,365	6,678,909
	Viacom, Inc. Class B	112,675	5,347,556
			12,026,465
	Metals & Mining 1.0%
	Cliffs Natural Resources, Inc.	63,767	4,416,502

	Multiline Retail 1.9%
	Dollar Tree, Inc. (a)	45,355	4,285,594
	Macy's, Inc.	107,808	4,283,212
			8,568,806
	Oil, Gas & Consumable Fuels 3.9%
	Noble Energy, Inc.	53,710	5,251,764
	Occidental Petroleum Corp.	78,577	7,482,888
	Pioneer Natural Resources Co.	45,463	5,073,216
			17,807,868
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	85,368	5,287,694

	Pharmaceuticals 3.0%
	Perrigo Co.	53,605	5,537,932
	Shire PLC, Sponsored ADR (c)	45,920	4,350,920
	Valeant Pharmaceuticals International, Inc. (a)	74,784	4,015,153
			13,904,005
	Professional Services 1.0%
	Verisk Analytics, Inc. Class A (a)	96,614	4,537,960

	Real Estate Investment Trusts 1.8%
	American Tower Corp.	135,175	8,518,728

	Road & Rail 1.7%
	Union Pacific Corp.	70,928	7,623,341

	Semiconductors & Semiconductor Equipment 1.9%
	Altera Corp.	99,044	3,943,932
	Texas Instruments, Inc.	149,116	5,011,789
			8,955,721
	Software 5.6%
	Check Point Software Technologies, Ltd. (a)	89,300	5,700,912
	Citrix Systems, Inc. (a)	81,617	6,440,397
¤	Oracle Corp.	472,737	13,785,011
			25,926,320
	Specialty Retail 3.0%
¤	Home Depot, Inc. (The)	176,748	8,892,192
	O'Reilly Automotive, Inc. (a)	52,494	4,795,327
			13,687,519
	Textiles, Apparel & Luxury Goods 3.6%
	Michael Kors Holdings, Ltd. (a)	78,962	3,678,839
	NIKE, Inc. Class B	70,504	7,645,454
	VF Corp.	34,695	5,064,776
			16,389,069
	Tobacco 2.1%
¤	Philip Morris International, Inc.	109,534	9,705,808

	Trading Companies & Distributors 1.4%
	Fastenal Co.	68,872	3,725,975
	United Rentals, Inc. (a)	69,016	2,960,096
			6,686,071
	Total Common Stocks (Cost $347,242,830)		451,075,241

		Principal Amount	Value
	Short-Term Investments 2.2%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $57,131 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.12% and a maturity date of 12/15/14, with a Principal Amount of $60,000 and a Market Value of $60,300)	$57,131	57,131

	Total Repurchase Agreement (Cost $57,131)		57,131

	U.S. Government 2.2%
	United States Treasury Bills
	0.046%, due 4/26/12 (b)(d)	$500,000	499,984
	0.049%, due 4/5/12 (e)	9,700,000	9,699,928

	Total U.S. Government (Cost $10,199,912)		10,199,912

	Total Short-Term Investments (Cost $10,257,043)		10,257,043

	Total Investments (Cost $357,499,873) (f)	100.0%	461,332,284
	Other Assets, Less Liabilities	0.0 ‡	54,217

	Net Assets	100.0%	$461,386,501

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.0% ‡
	Standard & Poor's 500 Index Mini June 2012	78	$56,776

	Total Futures Contracts (Settlement Value $5,472,480)		$56,776

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which is maintained at the broker as collateral for futures contracts.
(c)	ADR - American Depositary Receipt.
(d)	Interest rate presented is yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2012.
(f)	As of March 31, 2012, cost is $358,469,445 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$104,728,910
Gross unrealized depreciation	(1,866,071)
Net unrealized appreciation	$102,862,839

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$451,075,241	$—	$—	$451,075,241
Short-Term Investments
Repurchase Agreement	—	57,131	—	57,131
U.S. Government	—	10,199,912	—	10,199,912
Total Short-Term Investments	—	10,257,043	—	10,257,043
Total Investments in Securities	451,075,241	10,257,043	—	461,332,284
Other Financial Instruments
Futures Contracts Long (b)	56,776	—	—	56,776
Total Investments in Securities and Other Financial Instruments	$451,132,017	$10,257,043	$—	$461,389,060

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.
As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.2%†
	Convertible Bonds 0.8%
	Holding Company - Diversified 0.5%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	$10,155,000	$10,114,380

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)	1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)	9,032,054	903
			1,090
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	2,634,000	2,811,795

	Retail 0.2%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	3,516,425

	Telecommunications 0.0%‡
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	80,000	79,000

	Total Convertible Bonds (Cost $15,532,967)		16,522,690

	Corporate Bonds 80.7%
	Advertising 0.5%
	Lamar Media Corp.
	5.875%, due 2/1/22 (f)	1,525,000	1,551,688
	7.875%, due 4/15/18	3,775,000	4,128,906
	9.75%, due 4/1/14	3,297,000	3,709,125
			9,389,719
	Aerospace & Defense 1.4%
	AAR Corp. 7.25%, due 1/15/22 (f)	3,990,000	4,069,800
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,714,900
	BE Aerospace, Inc.
	5.25%, due 4/1/22	3,680,000	3,716,800
	8.50%, due 7/1/18	2,660,000	2,939,300
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	4,865,000	5,071,763
	TransDigm, Inc. 7.75%, due 12/15/18	9,065,000	9,812,862
			29,325,425
	Agriculture 0.2%
	American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, due 5/1/18 (f)	3,830,000	3,322,525

	Apparel 0.5%
	Hanesbrands, Inc. 8.00%, due 12/15/16	3,795,000	4,174,500
	Unifi, Inc. 11.50%, due 5/15/14	6,591,000	6,623,955
			10,798,455
	Auto Manufacturers 0.5%
	Chrysler Group LLC/CG Co-Issuer, Inc. 8.25%, due 6/15/21	4,935,000	4,984,350
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,220,625
	Oshkosh Corp.
	8.25%, due 3/1/17	2,810,000	3,048,850
	8.50%, due 3/1/20	905,000	985,319
			10,239,144
	Auto Parts & Equipment 2.2%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,585,700
	10.75%, due 8/15/16 (f)	2,493,000	2,729,835
	Allison Transmission, Inc.
	7.125%, due 5/15/19 (f)	4,855,000	5,024,926
	11.00%, due 11/1/15 (f)	921,000	971,655
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	4,065,000	4,369,874
	Dana Holding Corp.
	6.50%, due 2/15/19	3,089,000	3,274,340
	6.75%, due 2/15/21	2,319,000	2,469,735
	Delphi Corp. 5.875%, due 5/15/19 (f)	7,825,000	8,255,375
	Exide Technologies 8.625%, due 2/1/18	5,380,000	4,505,750
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22	2,690,000	2,616,025
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (b)(d)(g)	2,681,000	4,022
	Tenneco, Inc.
	6.875%, due 12/15/20	3,030,000	3,257,250
	7.75%, due 8/15/18	3,395,000	3,666,600
	Titan International, Inc. 7.875%, due 10/1/17	464,000	494,160
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (f)	800,000	866,000
	8.875%, due 12/1/17 (f)	3,050,000	3,370,250
			47,461,497
	Banks 1.6%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	1,090,000	1,054,575
	6.25%, due 12/1/17	1,040,000	1,070,926
	7.50%, due 9/15/20	7,047,000	7,610,760
	8.00%, due 11/1/31	4,985,000	5,316,119
	8.30%, due 2/12/15	9,890,000	10,767,737
	GMAC LLC 8.00%, due 11/1/31	2,405,000	2,651,513
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	2,075,000	1,525,125
	10.25%, due 4/15/17 (f)	3,255,000	3,165,488
			33,162,243
	Beverages 0.7%
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,620,000	1,828,575
	Cott Beverages, Inc.
	8.125%, due 9/1/18	2,905,000	3,144,663
	8.375%, due 11/15/17	9,750,000	10,542,187
			15,515,425
	Building Materials 2.2%
	Building Materials Corp. of America
	6.875%, due 8/15/18 (f)	4,820,000	5,067,025
	7.00%, due 2/15/20 (f)	955,000	1,014,687
	7.50%, due 3/15/20 (f)	5,640,000	5,978,400
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (f)	5,300,000	5,949,250
	Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, due 4/15/20	4,225,000	4,225,000
¤	Texas Industries, Inc. 9.25%, due 8/15/20	20,380,000	19,564,800
	USG Corp.
	7.875%, due 3/30/20 (f)	530,000	530,663
	9.75%, due 8/1/14 (f)	2,830,000	3,113,000
			45,442,825
	Chemicals 1.9%
	CF Industries, Inc.
	6.875%, due 5/1/18	2,580,000	2,976,675
	7.125%, due 5/1/20	570,000	679,013
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	6,320,000	7,015,200
	Huntsman International LLC 5.50%, due 6/30/16	1,685,000	1,682,894
	Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,334,387
	Olin Corp. 8.875%, due 8/15/19	4,025,000	4,477,813
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	13,335,000	13,234,987
	PolyOne Corp. 7.375%, due 9/15/20	1,200,000	1,272,000
	Westlake Chemical Corp. 6.625%, due 1/15/16	2,400,000	2,442,000
			40,114,969
	Coal 1.9%
	Arch Coal, Inc.
	7.00%, due 6/15/19 (f)	3,000,000	2,767,500
	7.25%, due 10/1/20	1,110,000	1,029,525
	8.75%, due 8/1/16	2,070,000	2,173,500
	Consol Energy, Inc.
	8.00%, due 4/1/17	10,900,000	11,363,250
	8.25%, due 4/1/20	1,590,000	1,661,550
¤	Peabody Energy Corp.
	6.00%, due 11/15/18 (f)	7,635,000	7,482,300
	6.25%, due 11/15/21 (f)	6,135,000	6,012,300
	6.50%, due 9/15/20	3,485,000	3,485,000
	7.375%, due 11/1/16	845,000	927,387
	7.875%, due 11/1/26	2,235,000	2,313,225
			39,215,537
	Commercial Services 4.4%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (f)	5,385,000	5,479,237
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.25%, due 1/15/19 (f)	3,055,000	3,184,837
	8.25%, due 1/15/19	1,615,000	1,683,638
	9.625%, due 3/15/18	2,275,000	2,468,375
	9.75%, due 3/15/20	2,895,000	3,162,788
	Cenveo Corp. 8.875%, due 2/1/18	5,490,000	5,215,500
	Corrections Corp. of America
	6.25%, due 3/15/13	130,000	130,000
	7.75%, due 6/1/17	1,455,000	1,585,950
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(d)(e)(g)	2,412,000	173,664
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,991,300
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	6,455,000	6,600,237
	iPayment, Inc. 10.25%, due 5/15/18	2,895,000	2,663,400
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (f)	7,845,000	6,511,350
	Lender Processing Services, Inc. 8.125%, due 7/1/16	5,430,000	5,674,350
	PHH Corp.
	7.125%, due 3/1/13	2,360,000	2,392,450
	9.25%, due 3/1/16	1,615,000	1,641,244
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 1/15/49 (b)(e)(g)	150,000	2,400
	9.75%, due 8/1/49 (b)(e)(f)(g)	8,530,000	136,480
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	3,736,000	3,623,920
	Service Corp. International 7.625%, due 10/1/18	1,618,000	1,860,700
	Speedy Cash, Inc. 10.75%, due 5/15/18 (f)	3,870,000	4,005,450
	Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (f)(h)	9,390,000	9,554,325
	United Rentals North America, Inc. 9.25%, due 12/15/19	2,450,000	2,701,125
	UR Financing Escrow Corp.
	5.75%, due 7/15/18 (f)	4,155,000	4,253,681
	7.375%, due 5/15/20 (f)	3,835,000	3,921,287
	7.625%, due 4/15/22 (f)	2,165,000	2,224,538
	Valassis Communications, Inc. 6.625%, due 2/1/21	3,740,000	3,833,500
			93,675,726
	Computers 0.6%
	iGate Corp. 9.00%, due 5/1/16	5,140,000	5,583,325
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	3,625,000	3,724,688
	10.625%, due 5/15/15	3,425,000	3,606,970
			12,914,983
	Distribution & Wholesale 0.9%
	ACE Hardware Corp. 9.125%, due 6/1/16 (f)	6,630,000	6,978,075
	American Tire Distributors, Inc. 9.75%, due 6/1/17	10,815,000	11,653,162
			18,631,237
	Diversified Financial Services 0.8%
	Community Choice Financial, Inc. 10.75%, due 5/1/19 (f)	6,495,000	6,340,744
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	8,850,000	9,452,340
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (f)	1,950,000	2,052,375
			17,845,459
	Electric 3.5%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17 (c)	6,070,956	1,821,287
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (f)	14,635,000	15,915,562
	Calpine Corp. 7.25%, due 10/15/17 (f)	10,297,000	10,914,820
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	11,131,000	12,132,790
	GenOn Energy, Inc. 9.50%, due 10/15/18	9,610,000	8,841,200
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (f)	1,615,000	1,760,350
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,965,990
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,798,249
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,130,500
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,535,000	4,569,013
	7.875%, due 6/15/17	14,250,000	12,433,125
			74,282,886
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,310,000
	9.25%, due 6/15/19	4,810,000	5,291,000
			7,601,000
	Electronics 0.2%
	Stoneridge, Inc. 9.50%, due 10/15/17 (f)	3,110,000	3,300,488

	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 7.625%, due 4/1/19	7,457,000	7,251,932

	Engineering & Construction 0.6%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	7,940,000	6,590,200
	13.00%, due 3/15/18 (f)	4,980,000	5,141,850
			11,732,050
	Entertainment 3.0%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	4,469,000	4,737,140
	FireKeepers Development Authority 13.875%, due 5/1/15 (f)	870,000	967,875
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	8,380,000	9,197,050
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	10,235,000	10,030,300
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (f)	1,210,000	1,043,625
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	9,785,000	10,739,037
	Peninsula Gaming LLC
	8.375%, due 8/15/15	1,665,000	1,756,575
	10.75%, due 8/15/17	6,977,000	7,709,585
	Production Resource Group, Inc. 8.875%, due 5/1/19 (f)	6,090,000	5,161,275
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	2,985,000	3,268,575
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(e)	417,598	292,319
	Vail Resorts, Inc. 6.50%, due 5/1/19	3,490,000	3,664,500
	WMG Acquisition Corp.
	9.50%, due 6/15/16 (f)	1,865,000	2,032,850
	11.50%, due 10/1/18 (f)	3,135,000	3,354,450
			63,955,156
	Environmental Controls 0.3%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,524,000	2,656,510
	Darling International, Inc. 8.50%, due 12/15/18	3,600,000	4,014,000
			6,670,510
	Finance - Auto Loans 1.2%
	Credit Acceptance Corp. 9.125%, due 2/1/17	3,200,000	3,456,000
¤	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	13,710,000	13,857,355
	7.00%, due 4/15/15	3,075,000	3,359,004
	12.00%, due 5/15/15	4,455,000	5,501,925
			26,174,284
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	2,540,000	2,743,200
	8.45%, due 6/15/18	4,085,000	4,554,775
			7,297,975
	Finance - Investment Banker/Broker 0.2%
	E*Trade Financial Corp. 6.75%, due 6/1/16	4,875,000	4,984,687

	Finance - Other Services 0.7%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15	10,200,000	10,735,500
	SquareTwo Financial Corp. 11.625%, due 4/1/17	4,875,000	4,826,250
			15,561,750
	Food 2.3%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	4,740,000	4,325,250
	American Stores Co. 8.00%, due 6/1/26	7,835,000	6,659,750
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	4,199,520	3,244,129
	B&G Foods, Inc. 7.625%, due 1/15/18	2,761,000	2,964,624
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,217,000	3,385,892
	Harmony Foods Corp. 10.00%, due 5/1/16 (f)	4,370,000	4,501,100
	Smithfield Foods, Inc. 10.00%, due 7/15/14	4,085,000	4,779,450
	Stater Brothers Holdings 7.75%, due 4/15/15	547,000	558,624
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (b)(e)	6,300,000	6,378,750
	7.75%, due 3/1/18	3,070,000	3,327,113
	Tyson Foods, Inc. 10.50%, due 3/1/14	7,735,000	8,972,600
			49,097,282
	Forest Products & Paper 1.4%
	Abitibibowater, Inc. 10.25%, due 10/15/18	6,257,000	7,179,908
	Clearwater Paper Corp. 7.125%, due 11/1/18	2,870,000	3,042,200
¤	Georgia-Pacific Corp.
	7.25%, due 6/1/28	4,180,000	4,919,902
	7.375%, due 12/1/25	1,310,000	1,597,876
	7.75%, due 11/15/29	64,000	79,749
	8.00%, due 1/15/24	3,469,000	4,416,006
	8.875%, due 5/15/31	6,895,000	9,301,651
			30,537,292
	Health Care - Products 1.8%
	Alere, Inc.
	8.625%, due 10/1/18	1,555,000	1,609,425
	9.00%, due 5/15/16	650,000	677,625
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,203,669
	11.625%, due 10/15/17	4,015,000	4,341,219
	DJO Finance LLC/DJO Finance Corp. 9.75%, due 10/15/17	2,705,000	2,015,225
	Hanger Orthopedic Group, Inc. 7.125%, due 11/15/18	6,695,000	6,996,275
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,236,650
	Universal Hospital Services, Inc. 8.50%, due 6/1/15 (a)	12,210,000	12,499,987
			38,580,075
	Health Care - Services 4.5%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	2,340,000	1,737,450
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16 (h)	2,949,715	3,111,949
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	2,830,000	3,010,412
	AMERIGROUP Corp. 7.50%, due 11/15/19	6,865,000	7,517,175
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,036,794
	DaVita, Inc.
	6.375%, due 11/1/18	3,010,000	3,152,975
	6.625%, due 11/1/20	1,896,000	1,981,320
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (f)	460,000	473,800
	5.875%, due 1/31/22 (f)	1,785,000	1,834,088
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (f)	3,750,000	4,087,500
	HCA Holdings, Inc. 7.75%, due 5/15/21	2,570,000	2,656,737
¤	HCA, Inc.
	5.75%, due 3/15/14	1,065,000	1,104,938
	6.375%, due 1/15/15	2,780,000	2,932,900
	6.50%, due 2/15/16	4,420,000	4,707,300
	6.75%, due 7/15/13	1,855,000	1,929,200
	7.19%, due 11/15/15	93,000	98,580
	7.50%, due 2/15/22	3,725,000	3,967,125
	7.875%, due 2/15/20	645,000	708,694
	8.00%, due 10/1/18	5,720,000	6,234,800
	8.50%, due 4/15/19	3,455,000	3,839,369
	9.00%, due 12/15/14	1,520,000	1,656,800
	9.875%, due 2/15/17	881,000	960,290
	Health Management Associates, Inc. 7.375%, due 1/15/20 (f)	2,505,000	2,555,100
	INC Research LLC 11.50%, due 7/15/19 (f)	6,060,000	5,908,500
	inVentiv Health, Inc. 10.00%, due 8/15/18 (f)	4,820,000	4,362,100
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	8,470,000	9,147,600
	ResCare, Inc. 10.75%, due 1/15/19	3,480,000	3,845,400
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	4,860,000	4,835,700
	8.00%, due 2/1/18	1,655,000	1,688,100
			94,082,696
	Holding Companies - Diversified 0.6%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	5,017,600
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	7,468,000	8,196,130
			13,213,730
	Home Builders 0.4%
	Meritage Homes Corp. 7.00%, due 4/1/22 (f)	4,210,000	4,220,525
	Standard Pacific Corp. 8.375%, due 1/15/21	4,400,000	4,620,000
			8,840,525
	Household Products & Wares 1.2%
	Central Garden and Pet Co. 8.25%, due 3/1/18	3,706,000	3,821,812
	Jarden Corp.
	6.125%, due 11/15/22	945,000	989,888
	7.50%, due 5/1/17	5,940,000	6,534,000
	Prestige Brands, Inc. 8.25%, due 4/1/18	3,560,000	3,889,300
	Spectrum Brands, Inc.
	6.75%, due 3/15/20 (f)	710,000	717,100
	9.50%, due 6/15/18 (f)	2,382,000	2,685,705
	9.50%, due 6/15/18	6,505,000	7,334,387
			25,972,192
	Housewares 0.3%
	Libbey Glass, Inc. 10.00%, due 2/15/15	5,557,000	5,939,044

	Insurance 0.6%
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (f)	3,290,000	3,372,250
	Ironshore Holdings (U.S.) Inc. 8.50%, due 5/15/20 (f)	4,190,000	4,558,677
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (b)(c)(e)(f)	555,000	347
	9.15%, due 7/1/26 (b)(c)(e)(f)	12,235,000	30,588
	USI Holdings Corp.
	4.378%, due 11/15/14 (a)(f)	770,000	719,950
	9.75%, due 5/15/15 (f)	3,209,000	3,225,045
			11,906,857
	Internet 0.5%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	5,405,000	5,756,325
	Equinix, Inc. 7.00%, due 7/15/21	4,855,000	5,328,362
			11,084,687
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	3,743,000	4,009,165

	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,945,161
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	2,600,000	3,282,864
	Ryerson, Inc.
	7.922%, due 11/1/14 (a)	3,380,000	3,177,200
	12.00%, due 11/1/15	5,876,000	6,022,900
			15,428,125
	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	1,760,000	2,041,600

	Lodging 1.4%
	Eldorado Resorts LLC/Eldorado Capital Corp. 8.625%, due 6/15/19 (f)	4,265,000	4,051,750
	MGM Mirage, Inc.
	6.625%, due 7/15/15	1,000,000	1,027,500
	13.00%, due 11/15/13	1,825,000	2,114,719
	MGM Resorts International
	7.50%, due 6/1/16	625,000	643,750
	7.625%, due 1/15/17	645,000	665,962
	10.375%, due 5/15/14	510,000	578,212
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	5,583,325	5,527,492
	ROC Finance LLC/ROC Finance 1 Corp. 12.125%, due 9/1/18 (f)	3,865,000	4,309,475
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.974%, due 3/15/14 (a)(f)	2,295,000	2,260,575
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,967,000
	Station Casinos LLC 3.65%, due 6/18/18 (f)	7,820,000	5,376,250
			29,522,685
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	3,769,800

	Media 2.6%
	AMC Networks, Inc. 7.75%, due 7/15/21 (f)	2,480,000	2,765,200
	Cablevision Systems Corp. 8.625%, due 9/15/17	1,060,000	1,154,075
¤	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	4,700,000	4,982,000
	7.25%, due 10/30/17	1,245,000	1,335,263
	7.375%, due 6/1/20	9,520,000	10,329,200
	7.875%, due 4/30/18	1,585,000	1,711,800
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	6,000,000	6,555,000
	DISH DBS Corp.
	6.75%, due 6/1/21	5,220,000	5,624,550
	7.125%, due 2/1/16	1,085,000	1,200,281
	7.75%, due 5/31/15	1,345,000	1,528,256
	Morris Publishing Group LLC 10.00%, due 9/1/14 (b)	1,676,059	1,529,404
	Nielsen Finance LLC/Nielsen Finance Co. 7.75%, due 10/15/18	7,060,000	7,783,650
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (f)	8,860,000	7,663,900
			54,162,579
	Metal Fabricate & Hardware 0.8%
	AM Castle & Co. 12.75%, due 12/15/16 (f)	4,855,000	5,255,538
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	4,825,000	4,752,625
	8.75%, due 9/1/20	5,200,000	5,824,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (b)(h)	1,377,570	1,418,897
			17,251,060
	Mining 0.3%
	Vulcan Materials Co.
	6.50%, due 12/1/16	4,205,000	4,509,862
	7.50%, due 6/15/21	1,505,000	1,666,788
			6,176,650
	Miscellaneous - Manufacturing 2.1%
	Actuant Corp. 6.875%, due 6/15/17	4,450,000	4,616,875
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	8,930,000	9,555,100
	FGI Operating Co., Inc. 10.25%, due 8/1/15	4,207,000	4,522,946
	Griffon Corp. 7.125%, due 4/1/18	4,755,000	4,915,481
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,342,837
	Polypore International, Inc. 7.50%, due 11/15/17	6,465,000	6,820,575
	SPX Corp.
	6.875%, due 9/1/17	4,285,000	4,692,075
	7.625%, due 12/15/14	4,095,000	4,545,450
			45,011,339
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	6,270,000	6,787,275

	Oil & Gas 9.5%
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,521,825
	Bill Barrett Corp. 7.625%, due 10/1/19	3,755,000	3,811,325
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	5,465,000	5,806,563
	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375%, due 5/1/19	11,222,000	11,670,880
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,615,000	10,239,975
	6.775%, due 3/15/19	3,160,000	3,136,300
	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (f)	4,165,000	4,133,763
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,955,000	5,538,150
	8.375%, due 10/15/17	1,575,000	1,531,688
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	1,960,150
	6.50%, due 1/15/22	7,710,000	8,134,050
	7.00%, due 1/15/21	5,485,000	5,882,662
	Continental Resources, Inc.
	5.00%, due 9/15/22 (f)	7,560,000	7,597,800
	8.25%, due 10/1/19	3,620,000	4,045,350
	Denbury Resources, Inc. 8.25%, due 2/15/20	5,415,000	6,051,262
	Forest Oil Corp. 8.50%, due 2/15/14	410,000	438,700
	Frontier Oil Corp. 8.50%, due 9/15/16	2,230,000	2,369,375
	Holly Corp. 9.875%, due 6/15/17	4,550,000	5,073,250
	Linn Energy LLC 9.875%, due 7/1/18	2,395,000	2,634,500
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (f)	1,175,000	1,151,500
	11.75%, due 5/15/17	2,483,000	2,818,205
	Newfield Exploration Co.
	6.625%, due 9/1/14	6,425,000	6,505,312
	6.625%, due 4/15/16	5,060,000	5,173,850
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	9,740,000	10,251,350
	Penn Virginia Corp.
	7.25%, due 4/15/19	3,855,000	3,315,300
	10.375%, due 6/15/16	3,135,000	3,072,300
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	4,285,000	4,900,969
	10.50%, due 8/1/14	1,410,000	1,570,388
	Petroquest Energy, Inc. 10.00%, due 9/1/17	9,935,000	10,257,887
	Pioneer Drilling Co. 9.875%, due 3/15/18	3,325,000	3,524,500
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	2,100,000	2,163,000
	10.00%, due 3/1/16	3,319,000	3,667,495
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	3,900,000	4,124,250
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,639,250
	8.00%, due 5/15/19	2,980,000	3,270,550
	SM Energy Co.
	6.50%, due 11/15/21	2,895,000	3,083,175
	6.625%, due 2/15/19	3,795,000	4,022,700
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,674,800
	8.625%, due 2/1/17	2,400,000	2,508,000
	W&T Offshore, Inc. 8.50%, due 6/15/19	4,000,000	4,230,000
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	5,450,000	5,804,250
	7.00%, due 2/1/14	7,891,000	8,403,915
	WPX Energy, Inc. 6.00%, due 1/15/22 (f)	6,915,000	6,915,000
			201,625,514
	Oil & Gas Services 0.4%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15	4,168,000	4,360,770
	Pioneer Drilling Co. 9.875%, due 3/15/18 (f)	4,575,000	4,849,500
			9,210,270
	Packaging & Containers 2.3%
	AEP Industries, Inc. 8.25%, due 4/15/19	5,535,000	5,811,750
	Ball Corp.
	5.00%, due 3/15/22	4,360,000	4,370,900
	6.75%, due 9/15/20	835,000	914,325
	7.125%, due 9/1/16	2,790,000	3,041,100
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21	3,285,000	3,531,375
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,573,300
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,968,750
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	10,148,000	11,568,720
	Sealed Air Corp.
	8.125%, due 9/15/19 (f)	2,045,000	2,257,169
	8.375%, due 9/15/21 (f)	2,340,000	2,629,575
	Silgan Holdings, Inc.
	5.00%, due 4/1/20 (f)	6,900,000	6,865,500
	7.25%, due 8/15/16	2,295,000	2,579,006
			49,111,470
	Pharmaceuticals 2.6%
	BioScrip, Inc. 10.25%, due 10/1/15	3,805,000	4,118,913
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (a)	7,676,515	7,887,619
	Endo Pharmaceuticals Holdings, Inc.
	7.00%, due 7/15/19	2,490,000	2,658,075
	7.25%, due 1/15/22	1,175,000	1,257,250
	Grifols, Inc. 8.25%, due 2/1/18	7,400,000	8,010,500
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	7,875,000	7,067,812
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	3,715,000	4,086,500
	7.875%, due 7/15/20 (f)	4,235,000	4,722,025
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,772,688
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (f)	6,200,000	6,308,500
	6.75%, due 10/1/17 (f)	2,200,000	2,227,500
	7.00%, due 10/1/20 (f)	765,000	761,175
			55,878,557
	Pipelines 1.8%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	395,000	495,656
	9.625%, due 11/1/21	6,855,000	9,987,543
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	1,258,126	1,296,297
	Chesapeake Midstream Partners, L.P./CHKM Finance Corp. 6.125%, due 7/15/22 (f)	3,700,000	3,727,750
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	4,940,000	5,199,350
	7.75%, due 6/1/18	7,365,000	7,714,837
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	6,940,000	7,495,200
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,786,283
			38,702,916
	Real Estate Investment Trusts 0.8%
	Host Hotels & Resorts, Inc. 6.00%, due 11/1/20	650,000	689,000
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22 (f)	2,830,000	2,815,850
	5.875%, due 6/15/19	1,325,000	1,396,219
	6.00%, due 10/1/21 (f)	1,070,000	1,142,225
	Host Marriott, L.P.
	6.375%, due 3/15/15	125,000	127,187
	Series Q 6.75%, due 6/1/16	9,400,000	9,682,000
	Weyerhaeuser Co. 6.875%, due 12/15/33	495,000	501,759
			16,354,240
	Retail 3.5%
	AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	1,999,550
	AmeriGas Partners, L.P./AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,177,275
	6.50%, due 5/20/21	1,685,000	1,710,275
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	2,420,000	2,507,725
	8.375%, due 11/15/20	6,375,000	6,869,062
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	5,920,862
	DineEquity, Inc. 9.50%, due 10/30/18	12,440,000	13,621,800
	HSN, Inc. 11.25%, due 8/1/16	6,555,000	7,112,241
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	4,215,000	4,409,944
	Limited Brands, Inc.
	5.625%, due 2/15/22	1,085,000	1,094,494
	6.625%, due 4/1/21	3,610,000	3,912,337
	8.50%, due 6/15/19	1,555,000	1,838,788
	Penske Auto Group, Inc. 7.75%, due 12/15/16	7,834,000	8,157,231
	PVH Corp. 7.375%, due 5/15/20	2,540,000	2,800,350
	Sally Holdings LLC/Sally Capital, Inc. 6.875%, due 11/15/19 (f)	3,860,000	4,110,900
	Sonic Automotive, Inc. 9.00%, due 3/15/18	5,640,000	6,105,300
			74,348,134
	Semiconductors 0.3%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	2,410,000	2,651,000
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	5,525,000	4,392,375
			7,043,375
	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,845,000	3,015,700
	7.125%, due 3/15/21	2,200,000	2,356,750
			5,372,450
	Software 0.2%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	3,245,000	3,553,275
	7.875%, due 7/15/20	955,000	1,060,050
			4,613,325
	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	298,200

	Telecommunications 4.5%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	1,310,000	1,034,900
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	9,690,000	10,562,100
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	7,685,000	7,569,725
	Crown Castle International Corp. 7.125%, due 11/1/19	6,835,000	7,467,237
	GCI, Inc.
	6.75%, due 6/1/21	4,850,000	4,880,312
	8.625%, due 11/15/19	6,325,000	6,886,344
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	4,921,950
	7.625%, due 6/15/21	5,860,000	6,284,850
	Lucent Technologies, Inc. 6.50%, due 1/15/28	2,840,000	2,222,300
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	1,525,000	1,515,469
	7.875%, due 9/1/18	3,445,000	3,625,863
	Nextel Communications, Inc.
	6.875%, due 10/31/13	2,205,000	2,205,000
	7.375%, due 8/1/15	3,375,000	3,256,875
	NII Capital Corp.
	7.625%, due 4/1/21	11,480,000	11,221,700
	8.875%, due 12/15/19	1,580,000	1,655,050
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	3,905,000	4,305,262
	Sprint Capital Corp.
	6.875%, due 11/15/28	9,315,000	7,125,975
	8.75%, due 3/15/32	3,665,000	3,142,738
	Sprint Nextel Corp.
	8.375%, due 8/15/17	216,000	208,440
	9.125%, due 3/1/17 (f)	4,165,000	4,144,175
			94,236,265
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (h)	1,023,374	818,699
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	12,342,000	12,588,840
	KAR Holdings, Inc. 4.547%, due 5/1/14 (a)	2,475,000	2,468,813
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	7,285,000	7,139,300
			23,015,652
	Total Corporate Bonds (Cost $1,639,049,360)		1,709,092,913

	Loan Assignments & Participations 1.8% (i)
	Automobile 0.4%
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	3,437,682	3,489,247
	Fleetpride Corp. New Term Loan 6.75%, due 12/6/17	4,400,000	4,422,000
			7,911,247
	Finance 0.2%
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	3,933,907	3,933,907

	Finance - Investment Banker/Broker 0.3%
	VFH Parent LLC Term Loan 7.50%, due 7/8/16	6,220,489	6,158,284

	Health Care - Services 0.1%
	Sun Healthcare Group, Inc. New Term Loan B 8.75%, due 10/15/16	3,495,556	3,332,429

	Lodging 0.4%
	Boyd Gaming Corp. Incremental Term Loan 6.00%, due 12/17/15	2,560,000	2,583,040
	Station Casinos, Inc. 2012 Term Loan B2 4.241%, due 6/18/18 (b)	6,000,000	5,055,000
			7,638,040
	Media 0.0%‡
	Nielsen Finance LLC Class A Term Loan 2.243%, due 8/9/13	896,228	895,107

	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/29/15 (b)(e)	5,970,000	5,970,000

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 3.743%, due 10/10/14	2,226,136	1,358,871

	Total Loan Assignments & Participations (Cost $37,587,129)		37,197,885

	Yankee Bonds 10.9% (j)
	Auto Manufacturers 0.5%
	Jaguar Land Rover PLC
	7.75%, due 5/15/18 (f)	4,025,000	4,125,625
	8.125%, due 5/15/21 (f)	6,695,000	6,862,375
			10,988,000
	Auto Parts & Equipment 0.1%
	International Automotive Components Group SL 9.125%, due 6/1/18 (f)	3,065,000	2,666,550

	Chemicals 0.7%
	NOVA Chemicals Corp.
	3.784%, due 11/15/13 (a)	9,665,000	9,665,000
	8.375%, due 11/1/16	3,835,000	4,256,850
			13,921,850
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	7,910,000	8,740,550

	Computers 0.4%
	Seagate HDD Cayman
	7.00%, due 11/1/21 (f)	2,890,000	3,106,750
	7.75%, due 12/15/18	5,115,000	5,600,925
			8,707,675
	Diversified Financial Services 0.4%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	8,695,000	8,608,050

	Entertainment 0.4%
	MU Finance PLC 8.375%, due 2/1/17 (f)	7,360,000	7,893,600

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (f)	3,130,000	3,396,050
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (f)	665,000	621,775
			4,017,825
	Health Care - Products 0.4%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	7,440,000	7,551,600

	Insurance 0.4%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,314,383
	7.75%, due 7/15/37	1,260,000	1,267,724
	8.30%, due 4/15/26	4,645,000	4,899,760
			9,481,867
	Iron & Steel 0.2%
	APERAM
	7.375%, due 4/1/16 (f)	3,395,000	3,318,613
	7.75%, due 4/1/18 (f)	1,735,000	1,674,275
			4,992,888
	Media 1.5%
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,879,000	11,164,573
¤	Videotron Ltee
	5.00%, due 7/15/22 (f)	4,385,000	4,341,150
	6.375%, due 12/15/15	2,425,000	2,482,594
	9.125%, due 4/15/18	12,630,000	13,956,150
			31,944,467
	Metal Fabricate & Hardware 0.8%
¤	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (f)	10,380,000	10,976,850
	8.50%, due 2/15/19 (f)	6,180,000	6,597,150
			17,574,000
	Mining 0.4%
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,562,425
	8.75%, due 12/15/20	2,810,000	3,076,950
			7,639,375
	Oil & Gas 0.6%
	OGX Austria GmbH 8.50%, due 6/1/18 (f)	12,310,000	12,790,090

	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	8,865,000	8,532,563

	Pharmaceuticals 0.6%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	6,235,000	6,406,462
	Warner Chilcott Co., LLC/Warner Chilcott Co., LLC 7.75%, due 9/15/18	5,380,000	5,608,650
			12,015,112
	Telecommunications 2.5%
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19	6,020,000	6,328,525
	7.50%, due 4/1/21	3,665,000	3,852,831
	11.25%, due 6/15/16	1,740,000	1,831,350
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	6,885,000	7,160,400
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (f)	6,780,000	7,085,100
	8.75%, due 2/1/20 (f)	3,600,000	3,816,000
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	7,940,000	8,178,200
	Virgin Media Finance PLC
	8.375%, due 10/15/19	4,455,000	4,989,600
	9.50%, due 8/15/16	4,930,000	5,558,575
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	3,050,000	3,313,063
			52,113,644
	Total Yankee Bonds (Cost $218,199,929)		230,179,706

	Total Long-Term Bonds (Cost $1,910,369,385)		1,992,993,194

		Shares	Value
	Common Stocks 0.1%
	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(e)(g)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(e)(g)	230,859	1,371,302

	Total Common Stocks (Cost $2,645,851)		1,393,375

	Preferred Stocks 0.4%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (b)(f)	4,700	5,508,875

	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125% (a)	124,200	2,870,262

	Total Preferred Stocks (Cost $9,426,282)		8,379,137

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (b)(g)	3,370	320,150

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (b)(e)(g)	365	4
	Unsecured Debt Expires 12/31/49 (b)(e)(g)	360	3
			7
	Total Warrants (Cost $1,099)		320,157

		Principal Amount	Value
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $87,194,160 (Collateralized by a Federal National Mortgage Association with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $88,585,000 and a Market Value of $88,940,314)	$87,194,087	87,194,087

	Total Short-Term Investment (Cost $87,194,087)		87,194,087

	Total Investments (Cost $2,009,636,704) (k)	98.8%	2,090,279,950
	Other Assets, Less Liabilities	1.2	26,383,917

	Net Assets	100.0%	$2,116,663,867

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(b)	Illiquid security. The total market value of these securities as of March 31, 2012 is $28,215,368, which represents 1.3% of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities as of March 31, 2012 is $14,379,020, which represents 0.7% of the Portfolio's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 31, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of March 31, 2012, cost is $2,009,561,684 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$110,500,602
Gross unrealized depreciation	(29,782,336)
Net unrealized appreciation	$80,718,266

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$16,521,600	$1,090		$16,522,690
Corporate Bonds (c)	—	1,702,078,365	7,014,548		1,709,092,913
Loan Assignments & Participations (d)	—	27,293,978	9,903,907	(e)	37,197,885
Yankee Bonds	—	230,179,706	—		230,179,706
Total Long-Term Bonds	—	1,976,073,649	16,919,545		1,992,993,194
Common Stocks (f)	—	—	1,393,375		1,393,375
Preferred Stocks	8,379,137	—	—		8,379,137
Warrants (g)	320,150	—	7		320,157
Short-Term Investment
Repurchase Agreement	—	87,194,087	—		87,194,087
Total Investments in Securities	$8,699,287	$2,063,267,736	$18,312,927		$2,090,279,950

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,090 are held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $312,544, $292,319, $6,378,750, $30,935 are held in Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $5,970,000 is held in Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e) (f)

Includes $3,933,907 of a Level 3 security which represents a Loan Assignment & Participation whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.

The Level 3 securities valued at $22,073 and $1,371,302 are held in Media and Metal, Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(g)	The Level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$—	$—	$—	$—	$—		$—	$—	$1,090	$—
Corporate Bonds
Auto Parts & Equipment	4,022	—		—	—	—		—	(4,022)	—	—
Commercial Services	312,544	—	—		—	—		—	—	312,544	—
Entertainment	350,397	3,474	11,399	10,018	—	(82,969)		—	—	292,319	(3,474)
Food	6,331,500	—	—	47,250	—	—		—	—	6,378,750	47,250
Insurance	30,935	—	—	—	—	—		—	—	30,935	—
Loan Assignments & Participations
Finance	4,270,191	4,275	7,391	64,392	—	(412,342	)(a)	—	—	3,933,907	64,392
Machinery	12,385	(19,837)	(2,976,048)	2,983,500	—	—		—	—	—	—
Metal Fabricate & Hardware	5,970,000	—	—	—	—	—		—	—	5,970,000	—
Common Stocks
Media	22,073	—	—	—	—	—		—	—	22,073	—
Metal, Fabricate & Hardware	1,371,302	—	—	—	—	—		—	—	1,371,302	—
Warrants	—
Media	7	—	—			—		—	—	7	—
Total	$18,676,446	$(12,088)	$(2,957,258)	$3,105,160	$—	$(495,311)		$—	$(4,022)	$18,312,927	$108,168

(a)	Sales include principal reductions.

As of March 31, 2012, the Portfolio held the following foreign currency:

	Currency		Cost		Value
Canadian Dollar	CAD	491	USD	519	USD	492

As of March 31, 2012, the Portfolio held the following restricted securities:

		Principal
		Amount/
		Number of
	Date(s) of	Warrants/			3/31/12	Percent of
Security	Acquisition	Shares	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$0	(a)	$187	0.0	%‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488		903	0.0	‡
El Comandante Capital Corp. (Escrow Shares)
Corporate Bonds (zero coupon), due 12/31/50	12/4/96-1/31/06	2,412,000	15,210		173,664	0.0	‡
Lear Corp. (Escrow Shares)
Corporate Bond 8.75%, due 12/1/16	11/18/09	2,681,000	-		4,022	0.0	‡
Total			$73,698		$178,776	0.0%
‡ Less than one-tenth of a percent.
(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 4.4%
¤	Honeywell International, Inc.	818,350	$49,960,267

	Auto Components 3.4%
	Johnson Controls, Inc.	1,216,700	39,518,416

	Beverages 1.0%
	Coca-Cola Co. (The)	157,950	11,689,880

	Chemicals 2.3%
	Monsanto Co.	323,650	25,814,324

	Commercial Banks 5.2%
	BB&T Corp.	897,100	28,159,969
	Wells Fargo & Co.	919,900	31,405,386
			59,565,355
	Communications Equipment 4.8%
¤	Cisco Systems, Inc.	2,603,300	55,059,795

	Consumer Finance 3.5%
	Capital One Financial Corp.	710,150	39,583,761

	Diversified Financial Services 7.1%
	Citigroup, Inc.	799,300	29,214,415
¤	JPMorgan Chase & Co.	1,130,350	51,973,493
			81,187,908
	Food Products 2.0%
	Archer-Daniels-Midland Co.	709,400	22,459,604

	Health Care Equipment & Supplies 2.1%
	Covidien PLC	442,400	24,190,432

	Household Products 6.3%
¤	Procter & Gamble Co. (The)	1,081,650	72,697,696

	Industrial Conglomerates 2.7%
	General Electric Co.	1,537,300	30,853,611

	Insurance 2.5%
	MetLife, Inc.	773,650	28,895,828

	Machinery 0.8%
	Cummins, Inc.	77,350	9,285,094

	Media 8.2%
¤	Time Warner, Inc.	1,569,550	59,250,512
	Viacom, Inc. Class B	737,000	34,978,020
			94,228,532
	Oil, Gas & Consumable Fuels 13.7%
	ConocoPhillips	574,450	43,663,944
¤	ExxonMobil Corp.	599,500	51,994,635
	Marathon Petroleum Corp.	350,900	15,215,024
	Occidental Petroleum Corp.	321,434	30,610,160
	Southwestern Energy Co. (a)	516,250	15,797,250
			157,281,013
	Pharmaceuticals 10.7%
	Merck & Co., Inc.	553,890	21,269,376
¤	Pfizer, Inc.	3,421,800	77,537,988
	Sanofi, Sponsored ADR (b)	603,300	23,377,875
			122,185,239
	Semiconductors & Semiconductor Equipment 6.0%
	Applied Materials, Inc.	1,928,300	23,988,052
¤	Texas Instruments, Inc.	1,341,683	45,093,966
			69,082,018
	Software 6.1%
¤	Microsoft Corp.	2,179,650	70,293,712

	Wireless Telecommunication Services 4.1%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,710,850	47,339,220

	Total Common Stocks (Cost $954,029,244)		1,111,171,705

		Principal Amount	Value
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $35,763,341 (Collateralized by a Federal Home Loan Bank security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $36,435,000 and a Market Value of $36,480,544)	$35,763,312	35,763,312

	Total Short-Term Investment (Cost $35,763,312)		35,763,312

	Total Investments (Cost $989,792,556) (c)	100.0%	1,146,935,017
	Other Assets, Less Liabilities	0.0 ‡	426,928

	Net Assets	100.0%	$1,147,361,945

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $992,573,062 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$170,356,235
Gross unrealized depreciation	(15,994,280)
Net unrealized appreciation	$154,361,955

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,111,171,705	$—	$—	$1,111,171,705
Short-Term Investment
Repurchase Agreement	—	35,763,312	—	35,763,312
Total Investments in Securities	$1,111,171,705	$35,763,312	$—	$1,146,935,017

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 45.0%†
	Asset-Backed Securities 2.5%
	Airlines 0.5%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,442,911	$1,513,180

	Home Equity 1.6%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.302%, due 10/25/36 (a)(b)	575,710	409,581
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	61,826	62,121
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.312%, due 5/25/37 (a)(b)	796,719	643,633
	GSAA Home Equity Trust Series 2006-14, Class A1 0.292%, due 9/25/36 (a)(b)	2,951,127	1,238,234
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.342%, due 4/25/37 (a)(b)	468,737	336,312
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.342%, due 3/25/47 (a)(b)	596,070	404,243
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.292%, due 11/25/36 (a)(b)	374,243	123,839
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.352%, due 3/25/37 (a)(b)	1,991,993	1,071,634
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.352%, due 1/25/37 (a)(b)	881,361	452,783
			4,742,380
	Student Loans 0.4%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.811%, due 5/25/29 (a)	660,763	601,668
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.352%, due 9/25/37 (a)(b)	726,348	566,184
			1,167,852
	Total Asset-Backed Securities (Cost $8,465,416)		7,423,412

	Convertible Bonds 6.9%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	534,000	522,653

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	293,000	287,506

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	560,000	469,700

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	256,000	314,240

	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	280,000	251,300
	Peabody Energy Corp. 4.75%, due 12/15/66	460,000	439,300
			690,600
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13	422,000	794,415
	Mentor Graphics Corp. 4.00%, due 4/1/31 (c)	301,000	325,832
	NetApp, Inc. 1.75%, due 6/1/13	89,000	129,384
	SanDisk Corp. 1.50%, due 8/15/17	242,000	287,678
			1,537,309
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	309,000	747,007

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	547,000	588,709

	Health Care - Products 0.3%
	Teleflex, Inc. 3.875%, due 8/1/17	697,000	821,589

	Internet 0.1%
	VeriSign, Inc. 3.25%, due 8/15/37	246,000	315,495

	Iron & Steel 0.6%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	877,000	1,097,346
	ArcelorMittal 5.00%, due 5/15/14	393,000	423,949
	Steel Dynamics, Inc. 5.125%, due 6/15/14	29,000	33,024
	United States Steel Corp. 4.00%, due 5/15/14	172,000	204,250
			1,758,569
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	288,000	305,640

	Mining 0.4%
	Newmont Mining Corp. 1.25%, due 7/15/14	854,000	1,080,310

	Miscellaneous - Manufacturing 0.6%
	Danaher Corp. (zero coupon), due 1/22/21	683,000	1,114,998
	Ingersoll-Rand Co. 4.50%, due 4/15/12	245,000	568,706
			1,683,704
	Oil & Gas 0.4%
	Chesapeake Energy Corp. 2.75%, due 11/15/35	515,000	510,494
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	509,000	664,881
			1,175,375
	Pharmaceuticals 0.8%
	ALZA Corp. (zero coupon), due 7/28/20	1,113,000	1,053,176
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	170,000	303,875
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (c)	125,000	131,250
	2.75%, due 5/15/15	216,000	289,980
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	401,000	442,604
			2,220,885
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	217,000	244,396

	Retail 0.3%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	373,000	771,177

	Semiconductors 0.6%
	Intel Corp. 3.25%, due 8/1/39 (c)	456,000	643,530
	Microchip Technology, Inc. 2.125%, due 12/15/37	268,000	371,180
	ON Semiconductor Corp.
	2.625%, due 12/15/26	139,000	155,854
	Series B 2.625%, due 12/15/26	390,000	471,900
	Xilinx, Inc. 2.625%, due 6/15/17	121,000	163,501
			1,805,965
	Software 0.4%
	Symantec Corp. Series B 1.00%, due 6/15/13	456,000	513,000
	SYNNEX Corp. 4.00%, due 5/15/18	452,000	624,325
			1,137,325
	Telecommunications 0.5%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	370,000	365,375
	Ciena Corp. 4.00%, due 3/15/15 (c)	240,000	272,100
	SBA Communications Corp. 1.875%, due 5/1/13	771,000	977,242
			1,614,717
	Total Convertible Bonds (Cost $18,408,481)		20,092,871

	Corporate Bonds 24.5%
	Aerospace & Defense 0.5%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,419,494

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	204,864

	Airlines 1.5%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	417,086	467,137
	7.875%, due 1/2/20	1,057,472	1,060,116
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	1,860,000	2,004,150
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	725,792	736,679
			4,268,082
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.625%, due 10/1/28	500,000	555,108

	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	525,000	557,812

	Banks 1.8%
	AgriBank FCB 9.125%, due 7/15/19	200,000	253,754
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	54,974
	7.625%, due 6/1/19	680,000	784,119
	8.00%, due 12/31/49 (a)	1,000,000	1,025,440
	CIT Group, Inc.
	7.00%, due 5/2/16 (c)	319,000	319,798
	7.00%, due 5/2/17 (c)	258,000	258,645
	Citigroup, Inc. 8.50%, due 5/22/19	102,500	126,370
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (a)	1,300,000	1,424,176
	Wells Fargo & Co. 7.98%, due 12/31/49 (a)	800,000	871,000
			5,118,276
	Biotechnology 0.5%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,469,827

	Building Materials 1.5%
	Boise Cascade LLC 7.125%, due 10/15/14	860,000	866,450
	Urbi Desarrollos Urbanos SAB de CV 9.50%, due 1/21/20 (c)	750,000	791,250
¤	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,117,775
	9.75%, due 1/15/18	545,000	540,912
			4,316,387
	Chemicals 0.3%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	730,409
	8.55%, due 5/15/19	140,000	183,472
			913,881
	Coal 0.2%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	475,125
	6.25%, due 6/1/21	85,000	76,713
			551,838
	Commercial Services 0.9%
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14	208,000	209,040
	9.625%, due 3/15/18	1,010,000	1,095,850
	Hertz Corp. (The) 7.375%, due 1/15/21	300,000	319,500
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/49 (c)(d)(e)(f)	70,000	1,120
	United Rentals North America, Inc.
	8.375%, due 9/15/20	450,000	465,750
	9.25%, due 12/15/19	450,000	496,125
			2,587,385
	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	78,992
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€410,000	481,199
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£490,000	748,487
			1,308,678
	Electric 0.7%
	CMS Energy Corp.
	5.05%, due 3/15/22	$335,000	337,097
	6.25%, due 2/1/20	90,000	98,312
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	709,000	772,810
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	701,966
			1,910,185
	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (c)	945,000	815,062

	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	600,000	619,500

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,031,976
	SLM Corp. 6.25%, due 1/25/16	750,000	780,000
	Springleaf Finance Corp. 6.90%, due 12/15/17	800,000	624,000
			2,435,976
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	714,000

	Finance - Other Services 0.5%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)	800,000	786,970
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20 (c)	780,000	797,550
			1,584,520
	Food 0.3%
	JBS USA LLC/JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	435,000	446,962
	Smithfield Foods, Inc. 7.75%, due 7/1/17	500,000	565,000
			1,011,962
	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	660,000

	Health Care - Products 0.1%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	250,000	263,125

	Health Care - Services 0.4%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	141,533
	HCA, Inc. 8.00%, due 10/1/18	825,000	899,250
			1,040,783
	Home Builders 1.5%
	Beazer Homes USA, Inc. 6.875%, due 7/15/15	800,000	750,000
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	2,670,000	2,413,013
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,083,317
			4,246,330
	Household Products & Wares 0.1%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.875%, due 8/15/19 (c)	205,000	209,613

	Insurance 2.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,694,812
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€500,000	496,803
	Series A2 5.75%, due 3/15/67 (a)	£350,000	425,467
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	$1,725,000	1,669,381
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	279,140
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,165,125
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,170,520
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,504,375
			8,405,623
	Lodging 1.7%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,000,000	772,500
¤	MGM Resorts International 7.50%, due 6/1/16	3,470,000	3,574,100
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	741,656
			5,088,256
	Machinery - Construction & Mining 0.2%
	Terex Corp. 8.00%, due 11/15/17	700,000	724,500

	Media 1.4%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	1,475,000	1,583,781
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	50,000	29,125
	6.875%, due 6/15/18	870,000	493,725
	Comcast Corp. 5.70%, due 7/1/19	800,000	939,731
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	663,750
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	62,249
	Time Warner Cable, Inc. 8.25%, due 2/14/14	200,000	226,435
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	149,988
			4,148,784
	Mining 0.4%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	442,640
	Century Aluminum Co. 8.00%, due 5/15/14	606,000	619,635
			1,062,275
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,498,000

	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	304,881

	Oil & Gas 1.9%
¤	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,328,116
¤	Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,591,387
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,000,000	1,073,435
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	75,000	85,500
	Samson Investment Co. 9.75%, due 2/15/20 (c)	585,000	592,313
			5,670,751
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	500,000	507,500

	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,000,000	1,018,775
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	138,573
			1,157,348
	Real Estate Investment Trusts 0.0%‡
	ProLogis, L.P. 7.375%, due 10/30/19	75,000	87,562

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	56,869	60,711

	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	700,000	766,500

	Software 0.5%
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,135,906
	8.875%, due 8/15/20 (c)	285,000	308,869
			1,444,775
	Telecommunications 0.5%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	875,000	931,875
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	575,000	616,687
			1,548,562
	Total Corporate Bonds (Cost $66,528,281)		71,258,716

	Foreign Bonds 0.5%
	Banks 0.2%
	EGG Banking PLC 7.50%, due 12/31/49 (a)	£430,000	661,625

	Packaging & Containers 0.3%
	Rexam PLC 6.75%, due 6/29/67 (a)	€525,000	679,186

	Total Foreign Bonds (Cost $1,377,478)		1,340,811

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29	$105,000	168,157
	Republic of Venezuela 6.00%, due 12/9/20	217,000	161,123

	Total Foreign Government Bonds (Cost $285,186)		329,280

	Loan Assignments & Participations 2.1% (g)
	Aerospace & Defense 0.6%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.37%, due 3/26/14	2,019,576	1,492,804
	LC Facility Deposits 2.47%, due 3/26/14	124,886	92,311
			1,585,115
	Airlines 0.3%
	U.S. Airways Group, Inc. Term Loan 2.742%, due 3/21/14	972,222	893,278

	Automobile 0.3%
	Allison Transmission, Inc. Extended Term Loan B 3.75%, due 8/30/17	961,109	953,001

	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. Tranche B Term Loan 6.50%, due 2/9/18	685,525	693,360

	Media 0.3%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.891%, due 1/29/16	1,119,652	886,391

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	1,191,000	1,195,679

	Total Loan Assignments & Participations (Cost $6,740,208)		6,206,824

	Mortgage-Backed Securities 1.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.664%, due 4/10/49 (h)	290,000	319,107
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.472%, due 12/25/36 (a)(c)(d)	181,616	124,743
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	145,210
	Series 2007-PW16, Class A4 5.905%, due 6/11/40 (h)	290,000	330,382
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.074%, due 12/10/49 (h)	150,000	173,663
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	168,595	150,597
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	545,326
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.882%, due 6/11/49 (h)	200,000	225,575
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.66%, due 2/25/42 (a)(c)(d)(e)	448,091	358,473
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	179,260
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 2.283%, due 11/25/36 (h)	352,938	248,581

	Total Mortgage-Backed Securities (Cost $2,584,420)		2,800,917

	U.S. Government & Federal Agencies 2.8%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	6.00%, due 4/1/37	296,391	325,003

	Portugal Obrigacoes do Tesouro OT 0.4%
	Series Reg S 4.95%, due 10/25/23	€1,575,000	1,215,184

¤	United States Treasury Bonds 1.5%
	3.75%, due 8/15/41	$3,100,000	3,351,391
	4.375%, due 11/15/39	800,000	961,250
	4.375%, due 5/15/40	155,000	186,267
			4,498,908
	United States Treasury Notes 0.8%
	1.25%, due 3/15/14	175,000	178,062
	2.00%, due 4/30/16	2,005,000	2,100,394
			2,278,456
	Total U.S. Government & Federal Agencies (Cost $8,049,280)		8,317,551

	Yankee Bonds 4.6% (i)
	Agriculture 0.3%
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	750,000	740,625

	Banks 0.2%
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	43,242
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	200,000	205,023
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	160,000	166,276
	UBS A.G. 3.875%, due 1/15/15	150,000	156,053
			570,594
	Building Materials 0.3%
	Desarrolladora Homex SAB de CV 9.50%, due 12/11/19 (c)	750,000	795,000

	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	100,000	96,999

	Electric 0.0%‡
	TransAlta Corp. 5.75%, due 12/15/13	100,000	106,435

	Food 0.5%
	Grupo Bimbo SAB de C.V. 4.50%, due 1/25/22 (c)	750,000	763,784
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (c)	750,000	819,375
			1,583,159
	Insurance 0.4%
	Oil Insurance, Ltd. 3.452%, due 12/31/49 (a)(c)	580,000	543,622
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (a)(c)	600,000	566,383
			1,110,005
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	971,529

	Mining 1.4%
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	945,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	878,235
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	760,550
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	1,200,000	1,348,019
			3,931,804
	Miscellaneous - Manufacturing 0.5%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,561,000

	Oil & Gas 0.3%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	116,357	128,226
	OGX Austria GmbH 8.50%, due 6/1/18 (c)	650,000	675,350
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	100,000	112,750
			916,326
	Transportation 0.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (c)	770,000	764,225
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	291,000
			1,055,225
	Total Yankee Bonds (Cost $13,229,656)		13,438,701

	Total Long-Term Bonds (Cost $125,668,406)		131,209,083
		Shares	Value
	Common Stocks 47.2%
	Aerospace & Defense 1.5%
	BAE Systems PLC	285,600	1,369,996
	Lockheed Martin Corp.	20,750	1,864,595
	Meggitt PLC	161,550	1,043,675
	Triumph Group, Inc.	2,006	125,696
			4,403,962
	Agriculture 4.3%
	Altria Group, Inc.	72,450	2,236,532
	British American Tobacco PLC	24,300	1,224,532
¤	Imperial Tobacco Group PLC	72,250	2,929,546
	Lorillard, Inc.	15,500	2,006,940
	Philip Morris International, Inc.	24,100	2,135,501
	Reynolds American, Inc.	44,950	1,862,728
			12,395,779
	Auto Manufacturers 1.0%
	Daimler A.G.	35,900	2,164,647
	Ford Motor Co.	52,500	655,725
			2,820,372
	Banks 0.6%
	CIT Group, Inc. (f)	11,500	474,260
	Citigroup, Inc.	16,500	603,075
	Westpac Banking Corp.	32,550	738,063
			1,815,398
	Beverages 2.1%
	Anheuser-Busch InBev N.V.	32,550	2,378,105
	Coca-Cola Co. (The)	11,000	814,110
	Coca-Cola Enterprises, Inc.	26,850	767,910
	Diageo PLC, Sponsored ADR (j)	16,150	1,558,475
	PepsiCo., Inc.	9,950	660,183
			6,178,783
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(f)	35,009	163,142

	Chemicals 1.7%
	BASF S.E.	24,450	2,138,821
	Bayer A.G.	10,900	766,699
	E.I. du Pont de Nemours & Co.	36,350	1,922,915
			4,828,435
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	15,150	836,128
	R.R. Donnelley & Sons Co.	86,100	1,066,779
			1,902,907
	Computers 0.3%
	Diebold, Inc.	24,100	928,332

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	14,550	913,013

	Electric 4.9%
	CMS Energy Corp.	48,150	1,059,300
	CPFL Energia S.A.	48,800	733,825
	Duke Energy Corp.	36,100	758,461
	Integrys Energy Group, Inc.	39,050	2,069,259
	National Grid PLC	207,750	2,095,128
	PPL Corp.	24,700	698,022
	Progress Energy, Inc.	28,450	1,510,979
	SCANA Corp.	18,600	848,346
	Southern Co.	14,900	669,457
	SSE PLC	65,500	1,392,358
	TECO Energy, Inc.	66,300	1,163,565
	Terna S.p.A.	353,950	1,422,798
			14,421,498
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	28,600	1,492,348

	Electronics 0.5%
	Honeywell International, Inc.	24,300	1,483,515

	Engineering & Construction 0.6%
	Vinci S.A.	33,150	1,728,695

	Environmental Controls 0.4%
	Waste Management, Inc.	30,850	1,078,516

	Finance - Other Services 0.4%
	NYSE Euronext	37,350	1,120,873

	Food 1.9%
	H.J. Heinz Co.	13,650	730,958
	Nestle S.A. Registered	37,250	2,343,857
	Orkla ASA	129,250	1,022,697
	Unilever PLC	21,800	719,699
	WM Morrison Supermarkets PLC	170,750	813,882
			5,631,093
	Food Services 0.4%
	Compass Group PLC	98,400	1,031,697

	Gas 0.6%
	NiSource, Inc.	29,100	708,585
	Vectren Corp.	34,150	992,399
			1,700,984
	Health Care - Products 0.4%
	Johnson & Johnson	16,050	1,058,658

	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	28,400	2,098,476
	Reckitt Benckiser Group PLC	18,700	1,056,744
			3,155,220
	Insurance 1.6%
	Arthur J. Gallagher & Co.	43,200	1,543,968
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	8,250	1,243,892
	SCOR SE	46,550	1,257,816
	Travelers Cos., Inc. (The)	12,300	728,160
			4,773,836
	Media 3.1%
	Comcast Corp. Class A	46,900	1,384,019
¤	Pearson PLC	130,050	2,423,376
	Regal Entertainment Group Class A	98,500	1,339,600
	Shaw Communications, Inc.	68,300	1,445,499
	Time Warner, Inc.	27,300	1,030,575
	Vivendi S.A.	70,700	1,297,466
			8,920,535
	Office Equipment/Supplies 0.3%
	Pitney Bowes, Inc.	56,650	995,907

	Oil & Gas 2.5%
¤	ConocoPhillips	19,050	1,447,990
	Diamond Offshore Drilling, Inc.	16,650	1,111,388
	ExxonMobil Corp.	9,300	806,589
	Royal Dutch Shell PLC, ADR (j)	28,810	2,020,445
	Total S.A.	38,650	1,971,176
			7,357,588
	Oil & Gas Services 0.1%
	Core Laboratories N.V.	2,593	341,161

	Pharmaceuticals 3.3%
	Abbott Laboratories	14,700	900,963
	AstraZeneca PLC, Sponsored ADR (j)	38,500	1,712,865
	Bristol-Myers Squibb Co.	31,050	1,047,937
	GlaxoSmithKline PLC	57,350	1,281,029
	Merck & Co., Inc.	26,800	1,029,120
	Novartis A.G.	23,400	1,295,075
	Roche Holding A.G., Genusscheine	7,710	1,341,798
	Sanofi S.A.	14,000	1,087,259
			9,696,046
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	22,600	1,140,622
	Kinder Morgan Energy Partners, L.P.	18,800	1,555,700
	MarkWest Energy Partners, L.P.	14,200	829,990
	Spectra Energy Corp.	26,050	821,877
			4,348,189
	Retail 0.3%
	McDonald's Corp.	8,950	877,995

	Semiconductors 1.0%
	Microchip Technology, Inc.	19,250	716,100
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (j)	136,100	2,079,608
			2,795,708
	Software 0.9%
	Microsoft Corp.	41,600	1,341,600
	Oracle Corp.	45,150	1,316,574
			2,658,174
	Telecommunications 7.0%
	AT&T, Inc.	50,350	1,572,431
¤	BCE, Inc.	65,400	2,618,754
	CenturyLink, Inc.	54,950	2,123,817
	China Mobile, Ltd., Sponsored ADR (j)	29,700	1,635,876
	Deutsche Telekom A.G.	74,900	901,744
	France Telecom S.A.	88,850	1,315,934
	Mobistar S.A.	14,970	745,711
	Philippine Long Distance Telephone Co., Sponsored ADR (j)	15,150	942,179
	Rogers Communications, Inc. Class B	30,600	1,214,858
	Swisscom A.G.	4,700	1,899,889
	Telefonica S.A.	46,750	765,975
	Verizon Communications, Inc.	54,050	2,066,331
¤	Vodafone Group PLC	943,200	2,597,894
			20,401,393
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	45,550	1,533,213

	Transportation 0.4%
	FirstGroup PLC	315,400	1,199,155

	Water 0.4%
	United Utilities Group PLC	134,500	1,294,024

	Total Common Stocks (Cost $117,758,789)		137,446,144

	Convertible Preferred Stocks 1.4%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	3,400	142,290

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,300	219,579

	Banks 0.5%
	Bank of America Corp. 7.25% Series L	300	293,670
	Citigroup, Inc. 7.50%	4,100	424,473
	Wells Fargo & Co. 7.50% Series L	700	781,690
			1,499,833

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,500	304,200

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	30,100	645,043

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	12,100	600,765

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	600	62,056

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	1,800	104,963

	Oil & Gas 0.2%
	Chesapeake Energy Corp. (c) 5.75%	400	411,036

	Total Convertible Preferred Stocks (Cost $4,233,539)		3,989,765

	Preferred Stocks 0.6%
	Insurance 0.3%
	MetLife, Inc. 6.50%	36,950	935,205

	Media 0.3%
	ProSiebenSat.1 Media A.G. 0.000%	27,800	714,471

	Total Preferred Stocks (Cost $1,594,053)		1,649,676

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (d)(e)(f)	4	0	(k)
	Unsecured Debt Expires 12/31/49 (d)(e)(f)	4	0	(k)

	Total Warrants (Cost $13)		0	(k)

		Principal Amount	Value
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $11,716,194 (Collateralized by United States Government Agency Obligation Securities with rates between 0.17% - 0.87% and maturity dates between 2/13/13 - 11/25/14, with a Principal Amount of $11,920,000 and a Market Value of $11,956,905)	$11,716,184	11,716,184

	Total Short-Term Investment (Cost $11,716,184)		11,716,184

	Total Investments (Cost $260,970,984) (n)	98.2%	286,010,852
	Other Assets, Less Liabilities	1.8	5,274,685

	Net Assets	100.0%	$291,285,537

		Contracts Long	Unrealized Appreciation (Depreciation) (l)
	Futures Contracts 0.5%

	Standard & Poor's 500 Index Mini June 2012 (m)	750	$1,355,625
	Russell 2000 Index Mini June 2012 (m)	70	112,175

	Total Futures Contracts Long (Settlement Value $58,413,900)		1,467,800
		Contracts Short	Unrealized Appreciation (Depreciation)(l)
	United States Treasury Note June 2012 (5 Year) (m)	(95)	77,692

	Total Futures Contracts Short (Settlement Value $11,641,211)		77,692

	Total Futures Contracts (Settlement Value $46,772,689)		$1,545,492

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of this security as of March 31, 2012 is $5,308,564, which represents 1.8% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of these securities as of March 31, 2012 is $647,478, which represents 0.2% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of these securities as of March 31, 2012 is $420,304, which represents 0.1% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 31, 2012. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(h)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(i)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	ADR - American Depositary Receipt.
(k)	Less than one dollar.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2012.
(m)	As of March 31, 2012, cash in the amount of $3,064,750 is on deposit with the broker for futures transactions.
(n)	As of March 31, 2012, cost is $260,693,685 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$34,390,260
Gross unrealized depreciation	(9,073,093)
Net unrealized appreciation	$25,317,167

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,423,412	$—	$7,423,412
Convertible Bonds	—	20,092,871	—	20,092,871
Corporate Bonds (b)	—	71,196,885	61,831	71,258,716
Foreign Bonds	—	1,340,811	—	1,340,811
Foreign Government Bonds	—	329,280	—	329,280
Loan Assignments & Participations	—	6,206,824	—	6,206,824
Mortgage-Backed Securities (c)	—	2,442,444	358,473	2,800,917
U.S. Government & Federal Agencies	—	8,317,551	—	8,317,551
Yankee Bonds	—	13,438,701	—	13,438,701
Total Long-Term Bonds	—	130,788,779	420,304	131,209,083
Common Stocks	137,446,144	—	—	137,446,144
Convertible Preferred Stocks	3,989,765	—	—	3,989,765
Preferred Stocks	1,649,676	—	—	1,649,676
Warrants (d)	—	—	0(d)	0(d)
Short-Term Investment
Repurchase Agreement	—	11,716,184	—	11,716,184
Total Investments in Securities	143,085,585	142,504,963	420,304	286,010,852
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	41,713	—	41,713
Futures Contracts Long (f)	1,467,800	—	—	1,467,800
Futures Contracts Short (f)	77,692	—	—	77,692
Total Investments in Securities and Other Financial Instruments	$144,631,077	$142,546,676	$420,304	$287,598,057

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(519,840)	$-	$(519,840)
Total Other Financial Instruments	$—	$(519,840)	$-	$(519,840)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $1,120 and $60,711 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c) The Level 3 security valued at $358,473 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d) The Level 3 security valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.

(e) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

(f) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2011 and March 31, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,120		$-	$-	$-	$-	$-	$-	$-	$1,120		$-
Retail	59,940		(15)	(15)	1,493	-	(692)	-	-	60,711		1,535
Loan Assignments & Participations
Machinery	208		(333)	(50,069)	50,194	-	-	-	-	-		50,194
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	397,473		-	-	(37,970)	-	(1,030)	-	-	358,473		(38,033)
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$458,741		$(348)	$(50,084)	$13,717	$-	$(1,722)	$-	$-	$420,304		$13,696

(a) Less than one dollar.

As of March 31, 2012, the Portfolio held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Pound Sterling vs. U.S. Dollar, expiring 4/20/12	JPMorgan Chase Bank N.A.	GBP	2,500,000	USD	3,956,600	USD	41,713
	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 4/20/12	JPMorgan Chase Bank N.A.	EUR	24,602,000		32,531,471		(282,578)
Pound Sterling vs. U.S. Dollar, expiring 4/20/12	JPMorgan Chase Bank N.A.	GBP	17,719,000		28,101,182		(237,262)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(478,127)

As of March 31, 2012, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Canadian Dollar		CAD	4,694	USD	4,702	USD	4,706
Euro		EUR	76,106		101,685		101,502
Pound Sterling		GBP	34,396		54,018		55,016
Total				USD	160,405	USD	161,224

MainStay VP International Equity Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 98.4% †
	Australia 3.3%
¤	Computershare, Ltd. (IT Services)	1,698,676	$15,836,158

	Bermuda 7.4%
	China Yurun Food Group, Ltd. (Food Products)	5,471,000	7,792,012
	Genpact, Ltd. (IT Services) (a)	580,476	9,461,759
¤	Li & Fung, Ltd. (Distributors)	7,796,100	17,890,105
			35,143,876
	Brazil 1.0%
	Cia Hering (Specialty Retail)	181,600	4,690,591

	Canada 4.0%
	IGM Financial, Inc. (Capital Markets)	302,800	14,101,018
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	87,500	4,680,936
			18,781,954
	China 1.4%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,519,800	6,399,735

	Czech Republic 1.5%
	Komercni Banka AS (Commercial Banks)	35,800	7,128,968

	Denmark 6.0%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	78,584	13,605,546
	FLSmidth & Co. A/S (Construction & Engineering)	213,155	14,960,390
			28,565,936
	France 4.0%
	Essilor International S.A. (Health Care Equipment & Supplies)	160,652	14,319,097
	Ipsen S.A. (Pharmaceuticals)	176,132	4,815,597
			19,134,694
	Germany 12.0%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	199,603	15,583,960
	Deutsche Boerse A.G. (Diversified Financial Services) (a)	68,165	4,589,220
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	237,876	16,858,938
	Linde A.G. (Chemicals)	40,478	7,263,748
	United Internet A.G. (Internet Software & Services)	394,927	7,442,469
	Wirecard A.G. (IT Services)	250,900	4,776,775
			56,515,110
	Hong Kong 1.0%
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	2,218,000	4,558,503

	Ireland 1.0%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	223,385	4,740,230

	Israel 6.9%
	Check Point Software Technologies, Ltd. (Software) (a)	205,952	13,147,976
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)	436,651	19,675,494
			32,823,470
	Japan 5.5%
¤	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	176,000	15,798,961
	Japan Tobacco, Inc. (Tobacco)	881	4,960,082
	Sysmex Corp. (Health Care Equipment & Supplies)	129,100	5,209,545
			25,968,588
	South Africa 1.1%
	Clicks Group, Ltd. (Food & Staples Retailing)	874,993	5,102,130

	Spain 4.0%
¤	Grifols S.A. (Biotechnology) (a)	877,739	18,730,243

	Sweden 7.5%
	Modern Times Group AB Class B (Media)	282,219	15,544,697
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	626,082	19,958,386
			35,503,083
	Switzerland 1.0%
	Nestle S.A. Registered (Food Products)	74,929	4,714,708

	Thailand 2.0%
	Kasikornbank PCL (Commercial Banks)	1,887,000	9,572,626

	United Kingdom 24.8%
	Aggreko PLC (Commercial Services & Supplies)	368,478	13,261,071
	Experian PLC (Professional Services)	724,322	11,290,106
¤	Intertek Group PLC (Professional Services)	447,238	17,962,630
	Johnson Matthey PLC (Chemicals)	381,577	14,397,750
	Petrofac, Ltd. (Energy Equipment & Services)	427,313	11,892,683
¤	SABMiller PLC (Beverages)	439,041	17,622,876
	Shire PLC (Pharmaceuticals)	324,227	10,475,748
	Standard Chartered PLC (Commercial Banks)	605,710	15,113,806
	Telecity Group PLC (Internet Software & Services) (a)	424,230	5,000,960
			117,017,630
	United States 3.0%
	ResMed, Inc. (Health Care Equipment & Supplies) (a)	460,776	14,242,586

	Total Common Stocks (Cost $414,267,067)		465,170,819

		Principal Amount	Value
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	United States 0.7%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $3,151,251 (Collateralized by a Federal Home Loan Bank security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $3,215,000 and a Market Value of $3,219,019) (Capital Markets)	$3,151,248	3,151,248

	Total Short-Term Investment (Cost $3,151,248)		3,151,248

	Total Investments (Cost $417,418,315) (c)	99.1%	468,322,067
	Other Assets, Less Liabilities	0.9	4,170,134

	Net Assets	100.0%	$472,492,201

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $422,242,266 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$55,481,804
Gross unrealized depreciation	(9,402,003)
Net unrealized appreciation	$46,079,801

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$465,170,819	$—	$—	$465,170,819
Short-Term Investment
Repurchase Agreement	—	3,151,248	—	3,151,248
Total Investments in Securities	$465,170,819	$3,151,248	$—	$468,322,067

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2011 and March 31, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	221,021	USD	229,520	USD	228,945
Brazilian Real	BRL	1		1		1
Euro (a)	EUR	(59)		(79)		(79)
Hong Kong Dollar	HKD	1,864,288		240,322		240,072
Pound Sterling	GBP	370,702		591,104		592,939
Singapore Dollar	SGD	1,186		941		944
South African Rand	ZAR	769,994		98,157		100,377
Swedish Krona (a)	SEK	(5)		(1)		(1)
Swiss Franc	CHF	86,629		95,844		95,966
Thailand Baht	THB	36,507,651		1,151,541		1,183,392
Total			USD	2,407,350	USD	2,442,556
(a)	Currency was overdrawn as of March 31, 2012.

MainStay VP Janus Balanced Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 34.6%†
	Asset-Backed Securities 0.1%
	Student Loans 0.1%
	CLI Funding LLC Series 2011-2A 4.94%, due 10/18/26 (a)	$479,134	$497,729
	SLM Student Loan Trust
	Series 2011-A, Class A3 2.742%, due 1/15/43 (a)(b)	300,000	294,322
	Series 2011-A, Class A2 4.37%, due 4/17/28 (a)	300,000	311,123
			1,103,174
	Total Asset-Backed Securities (Cost $1,091,602)		1,103,174

	Convertible Bond 0.0%‡
	Health Care - Products 0.0%‡
	Bio Rad Labs 8.00%, due 9/15/16	185,000	205,350

	Total Convertible Bond (Cost $204,923)		205,350

	Corporate Bonds 21.2%
	Aerospace & Defense 0.4%
	Exelis, Inc.
	4.25%, due 10/1/16 (a)	1,124,000	1,141,359
	5.55%, due 10/1/21 (a)	894,000	929,562
	L-3 Communications Corp. Class B 6.375%, due 10/15/15	1,500,000	1,535,625
			3,606,546
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	844,363

	Apparel 0.1%
	Hanesbrands, Inc. 4.146%, due 12/15/14 (b)	386,000	386,486

	Banks 2.4%
	Bank of America Corp.
	4.50%, due 4/1/15	1,385,000	1,434,533
	5.70%, due 1/24/22	976,000	1,033,178
¤	CIT Group, Inc.
	5.25%, due 4/1/14 (a)	1,272,000	1,299,030
	5.50%, due 2/15/19 (a)	2,528,000	2,578,560
	Citigroup, Inc.
	4.45%, due 1/10/17	557,000	583,461
	4.875%, due 5/7/15	429,000	444,779
	5.625%, due 8/27/12	743,000	755,515
	Goldman Sachs Group, Inc. (The)
	3.625%, due 2/7/16	870,000	869,753
	3.70%, due 8/1/15	284,000	289,011
	5.75%, due 1/24/22	826,000	849,739
	HSBC Bank USA NA 4.875%, due 8/24/20	750,000	768,488
	JPMorgan Chase & Co. 4.25%, due 10/15/20	988,000	1,011,580
	Morgan Stanley
	3.45%, due 11/2/15	500,000	488,364
	4.00%, due 7/24/15	400,000	398,072
	5.30%, due 3/1/13	358,000	368,218
	5.50%, due 7/28/21	1,527,000	1,492,313
	5.625%, due 9/23/19	1,400,000	1,383,786
	Regions Bank/Birmingham AL 7.50%, due 5/15/18	500,000	566,250
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,189,627
	Zions BanCorp. 7.75%, due 9/23/14	1,610,000	1,762,950
			19,567,207
	Beverages 0.4%
	SABMiller Holdings, Inc.
	2.45%, due 1/15/17 (a)	800,000	810,034
	3.75%, due 1/15/22 (a)	2,000,000	2,034,722
			2,844,756
	Building Materials 0.0%‡
	CRH America, Inc.
	4.125%, due 1/15/16	160,000	162,247
	5.75%, due 1/15/21	170,000	175,686
			337,933
	Chemicals 1.5%
	Ashland, Inc. 9.125%, due 6/1/17	782,000	867,042
	CF Industries, Inc.
	6.875%, due 5/1/18	1,704,000	1,965,990
	7.125%, due 5/1/20	815,000	970,869
	Ecolab, Inc.
	3.00%, due 12/8/16	1,396,000	1,451,548
	4.35%, due 12/8/21	1,178,000	1,248,817
	Lyondell Chemical Co.
	8.00%, due 11/1/17	1,200,000	1,347,000
	11.00%, due 5/1/18	800,000	884,000
	RPM International, Inc. 6.125%, due 10/15/19	1,160,000	1,270,108
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	982,177
	Valspar Corp. 4.20%, due 1/15/22	1,374,000	1,406,745
			12,394,296
	Commercial Services 0.6%
	Aramark Corp. 8.50%, due 2/1/15	708,000	725,707
	Verisk Analytics, Inc.
	4.875%, due 1/15/19	696,000	737,375
	5.80%, due 5/1/21	3,354,000	3,580,969
			5,044,051
	Diversified Financial Services 1.6%
	Citigroup, Inc. 5.00%, due 9/15/14	2,276,000	2,357,092
	General Electric Capital Corp.
	4.65%, due 10/17/21	1,152,000	1,226,097
	5.50%, due 1/8/20	1,895,000	2,149,425
	5.90%, due 5/13/14	679,000	746,311
	6.00%, due 8/7/19	2,566,000	2,996,472
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (a)	325,000	327,437
	5.875%, due 3/15/22 (a)	298,000	300,980
	Raymond James Financial, Inc. 5.625%, due 4/1/24	2,911,000	2,969,220
			13,073,034
	Electric 0.6%
	AES Corp. (The) 7.75%, due 10/15/15	228,000	254,220
	CMS Energy Corp.
	1.522%, due 1/15/13 (b)	564,000	560,475
	4.25%, due 9/30/15	1,076,000	1,116,401
	5.05%, due 2/15/18	808,000	848,813
	Great Plains Energy, Inc. 4.85%, due 6/1/21	720,000	762,653
	PPL Energy Supply LLC 4.60%, due 12/15/21	1,378,000	1,402,973
			4,945,535
	Electronics 0.4%
	Amphenol Corp.
	4.00%, due 2/1/22	551,000	554,569
	4.75%, due 11/15/14	1,672,000	1,816,237
	FLIR Systems, Inc. 3.75%, due 9/1/16	886,000	903,234
			3,274,040
	Engineering & Construction 0.2%
	URS Corp.
	3.85%, due 4/1/17 (a)(c)	861,000	858,184
	5.00%, due 4/1/22 (a)(c)	822,000	812,540
			1,670,724
	Finance - Auto Loans 0.7%
	Ford Motor Credit Co. LLC
	3.875%, due 1/15/15	2,400,000	2,423,429
	5.00%, due 5/15/18	1,000,000	1,035,856
	6.625%, due 8/15/17	800,000	886,506
	7.50%, due 8/1/12	700,000	710,443
	8.00%, due 6/1/14	500,000	550,427
			5,606,661
	Finance - Consumer Loans 0.3%
	SLM Corp.
	6.00%, due 1/25/17 MTN (d)	574,000	591,220
	6.25%, due 1/25/16	1,398,000	1,453,920
	7.25%, due 1/25/22 MTN (d)	432,000	451,364
			2,496,504
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (b)	1,159,000	1,182,180

	Finance - Investment Banker/Broker 1.0%
	Charles Schwab Corp. (The) 7.00%, due 12/31/49 (b)	676,000	719,879
	Jefferies Group, Inc.
	3.875%, due 11/9/15	675,000	666,563
	5.125%, due 4/13/18	1,240,000	1,202,800
	8.50%, due 7/15/19	1,195,000	1,326,450
	Lazard Group LLC
	6.85%, due 6/15/17	292,000	321,020
	7.125%, due 5/15/15	805,000	872,862
	Raymond James Financial, Inc. 4.25%, due 4/15/16	1,440,000	1,487,262
	TD Ameritrade Holding Corp.
	4.15%, due 12/1/14	900,000	961,474
	5.60%, due 12/1/19	512,000	561,376
			8,119,686
	Food 0.4%
	Smithfield Foods, Inc. 7.75%, due 5/15/13	31,000	32,550
	Tyson Foods, Inc. 6.85%, due 4/1/16	2,780,000	3,155,300
			3,187,850
	Forest Products & Paper 0.1%
	International Paper Co. 6.00%, due 11/15/41	543,000	589,411

	Health Care - Products 0.1%
	Boston Scientific Corp. 4.50%, due 1/15/15	498,000	534,212

	Home Builders 0.1%
	MDC Holdings, Inc. 5.375%, due 12/15/14 MTN (d)	559,000	592,709

	Toll Brothers Finance Corp. 5.875%, due 2/15/22	306,000	314,512
			907,221
	Insurance 0.8%
	American International Group, Inc.
	4.25%, due 9/15/14	1,360,000	1,403,119
	5.45%, due 5/18/17	742,000	797,680
	6.40%, due 12/15/20	2,182,000	2,469,433
	8.175%, due 5/15/68 (b)	1,139,000	1,205,631
	Berkshire Hathaway, Inc. 3.20%, due 2/11/15	994,000	1,058,937
			6,934,800
	Investment Management/Advisory Services 0.3%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,477,000	1,591,467
	FMR LLC 6.45%, due 11/15/39 (a)	500,000	532,733
			2,124,200
	Lodging 0.1%
	Hyatt Hotels Corp. 5.75%, due 8/15/15 (a)	516,000	567,033
	Marriott International Inc/DE 3.00%, due 3/1/19	350,000	344,233
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	190,000	220,400
			1,131,666
	Media 0.0%‡
	Gannett Co., Inc. 6.375%, due 9/1/15	116,000	123,540

	Oil & Gas 2.0%
	Anadarko Petroleum Corp. 6.45%, due 9/15/36	1,490,000	1,724,827
	Frontier Oil Corp. 8.50%, due 9/15/16	70,000	74,375
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	804,000	925,172
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,990,000	2,136,136
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	846,000	958,095
	7.25%, due 8/15/18	152,000	173,850
	10.50%, due 8/1/14	760,000	846,450
	Phillips 66
	2.95%, due 5/1/17 (a)(c)	2,439,000	2,479,004
	4.30%, due 4/1/22 (a)(c)	2,477,000	2,519,602
	5.875%, due 5/1/42 (a)(c)	2,462,000	2,522,115
	Rowan Cos., Inc. 5.00%, due 9/1/17	554,000	589,773
	Southwestern Energy Co. 4.10%, due 3/15/22 (a)	895,000	887,172
	Sunoco Logistics Partners Operations, L.P.
	4.65%, due 2/15/22	382,000	399,899
	6.10%, due 2/15/42	291,000	318,122
			16,554,592
	Packaging & Containers 0.2%
	Rock-Tenn Co.
	4.45%, due 3/1/19 (a)	278,000	279,249
	4.90%, due 3/1/22 (a)	990,000	988,548
	Sonoco Products Co. 4.375%, due 11/1/21	282,000	286,911
			1,554,708
	Pharmaceuticals 1.1%
	Aristotle Holding, Inc.
	2.10%, due 2/12/15 (a)	970,000	981,954
	2.65%, due 2/15/17 (a)	3,360,000	3,397,971
	3.90%, due 2/15/22 (a)	1,562,000	1,578,785
	4.75%, due 11/15/21 (a)	1,806,000	1,932,814
	Express Scripts, Inc. 3.125%, due 5/15/16	766,000	797,640
	Medco Health Solutions, Inc. 4.125%, due 9/15/20	306,000	312,280
			9,001,444
	Pipelines 1.7%
	Colorado Interstate Gas Co. LLC 6.85%, due 6/15/37	392,000	427,245
	DCP Midstream Operating, L.P.
	3.25%, due 10/1/15	724,000	726,399
	4.95%, due 4/1/22	1,199,000	1,201,924
	El Paso Pipeline Partners Operating Co. LLC
	5.00%, due 10/1/21	566,000	586,867
	6.50%, due 4/1/20	196,000	219,030
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	544,000	554,214
	5.20%, due 2/1/22	812,000	849,479
	6.05%, due 6/1/41	281,000	283,555
	Kinder Morgan Energy Partners, L.P. 5.95%, due 2/15/18	291,000	339,865
	Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	1,591,000	1,678,505
	Magellan Midstream Partners, L.P. 4.25%, due 2/1/21	1,074,000	1,112,511
	Plains All American Pipeline, L.P.
	3.95%, due 9/15/15	1,200,000	1,286,850
	5.00%, due 2/1/21	557,000	611,595
	8.75%, due 5/1/19	304,000	395,958
	TC Pipelines, L.P. 4.65%, due 6/15/21	532,000	556,238
	Western Gas Partners, L.P. 5.375%, due 6/1/21	2,698,000	2,892,256
			13,722,491
	Real Estate 0.2%
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	388,000	412,250
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	748,913
	ProLogis, L.P. 6.875%, due 3/15/20	284,000	326,226
			1,487,389
	Real Estate Investment Trusts 1.7%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,557,000	1,524,136
	DDR Corp. 4.75%, due 4/15/18	296,000	306,632
	Host Marriott, L.P. Series Q 6.75%, due 6/1/16	1,250,000	1,287,500
	ProLogis, L.P. 6.625%, due 5/15/18	262,000	298,246
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	419,804
	Rouse Co., L.P. (The)
	6.75%, due 5/1/13 (a)	3,001,000	3,083,527
	6.75%, due 11/9/15	1,974,000	2,075,168
	Senior Housing Properties Trust
	6.75%, due 4/15/20	429,000	452,944
	6.75%, due 12/15/21	562,000	596,210
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	854,970
	7.75%, due 3/15/20	1,622,000	1,847,844
	Ventas Realty, L.P. / Ventas Capital Corp. 6.75%, due 4/1/17	922,000	951,865
			13,698,846
	Retail 0.7%
	Brinker International, Inc. 5.75%, due 6/1/14	1,208,000	1,281,090
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22	272,000	272,793
	5.75%, due 7/15/14	1,343,000	1,472,116
	5.875%, due 1/15/13	640,000	663,070
	5.90%, due 12/1/16	1,304,000	1,496,406
	6.90%, due 4/1/29	578,000	674,120
			5,859,595
	Semiconductors 0.3%
	National Semiconductor Corp.
	3.95%, due 4/15/15	1,280,000	1,392,196
	6.60%, due 6/15/17	1,084,000	1,337,259
			2,729,455
	Software 0.1%
	Fiserv, Inc.
	3.125%, due 10/1/15	716,000	739,215
	3.125%, due 6/15/16	350,000	357,646
			1,096,861
	Telecommunications 0.6%
	Qwest Communications International, Inc.
	7.125%, due 4/1/18	2,692,000	2,873,710
	7.50%, due 2/15/14	375,000	376,875
	Qwest Corp. 6.75%, due 12/1/21	1,268,000	1,415,405
			4,665,990
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	509,323
	4.30%, due 6/1/21	520,000	551,582
			1,060,905
	Transportation 0.2%
	CSX Transportation, Inc. 8.375%, due 10/15/14	526,000	598,935
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,126,559
			1,725,494
	Total Corporate Bonds (Cost $173,380,131)		174,084,672

	Mortgage-Backed Securities 1.1%
	Agency Collateral (Collateralized Mortgage Obligations) 0.2%
	FREMF Mortgage Trust (Collateralized Mortgage Obligations)
	Series 2011-K13, Class B 4.572%, due 1/25/48 (a)(e)	500,000	494,497
	Series 2011-K16, Class B 4.594%, due 11/25/46 (a)(e)	200,000	195,733
	Series 2011-K15, Class B 4.933%, due 8/25/44 (a)(e)	490,000	497,370
	Series 2011-K14, Class B 5.159%, due 2/25/47 (a)(e)	340,000	349,500
			1,537,100
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class A4 5.537%, due 10/12/41	625,000	708,779
	Commercial Mortgage Pass-Through Certificates
	Series 2012-9W57, Class A 2.365%, due 2/10/29 (a)	500,000	503,474
	Series 2007-C9, Class A4 5.813%, due 12/10/49 (e)	550,000	631,150
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-PLSD, Class A2 3.364%, due 11/13/44 (a)	700,000	728,953
	Series 2009-IWST, Class A2 5.633%, due 12/5/27 (a)	300,000	343,009
	Series 2006-LDP7, Class A4 5.871%, due 4/15/45 (e)	370,000	420,774
	WFDB Commercial Mortgage Trust Series 2011-BXR, Class A 3.662%, due 7/5/24 (a)	875,000	901,310
			4,237,449
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.4%
	Arkle Master Issuer PLC Series 2012-1A, Class 2A1 2.215%, due 5/17/60 (a)(b)	2,750,000	2,780,080
	Silverstone Master Issuer PLC Series 2012-1A, Class 1A 1.792%, due 1/21/55 (a)(b)	453,000	455,590
			3,235,670
	Total Mortgage-Backed Securities (Cost $8,882,273)		9,010,219

	U.S. Government & Federal Agencies 8.7%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.7%
	4.50%, due 1/1/41	756,640	815,903
	4.50%, due 5/1/41	509,508	547,573
	5.00%, due 1/1/19	500,962	540,717
	5.00%, due 2/1/19	341,992	369,131
	5.00%, due 5/1/41	1,713,762	1,893,771
	5.50%, due 8/1/19	458,547	497,018
	5.50%, due 5/1/38	335,305	367,786
	5.50%, due 10/1/39	880,646	965,954
			5,997,853
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.9%
	4.50%, due 10/1/40	363,713	393,431
	4.50%, due 4/1/41	967,103	1,041,922
	5.00%, due 2/1/23	276,078	299,669
	5.00%, due 11/1/33	277,028	299,950
	5.00%, due 12/1/33	522,812	566,070
	5.00%, due 2/1/34	300,762	325,647
	5.00%, due 3/1/41	331,074	363,486
	5.00%, due 4/1/41	1,529,562	1,688,701
	5.50%, due 1/1/25	512,659	559,027
	5.50%, due 1/1/33	280,213	307,939
	5.50%, due 4/1/34	912,975	1,003,311
	5.50%, due 9/1/34	1,603,567	1,759,478
	5.50%, due 5/1/35	605,298	662,542
	5.50%, due 7/1/35	3,809,436	4,179,819
	5.50%, due 7/1/36	1,751,791	1,922,114
	5.50%, due 5/1/37	2,481,167	2,726,670
	5.50%, due 7/1/37	421,813	459,991
	5.50%, due 3/1/38	427,957	470,301
	6.00%, due 12/1/35	1,549,322	1,731,651
	6.00%, due 3/1/37	468,545	518,755
	6.00%, due 5/1/37	464,151	512,730
	6.00%, due 11/1/38	1,863,139	2,062,272
			23,855,476
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
	4.50%, due 7/15/41	222,552	244,557
	5.00%, due 1/20/35	395,659	436,195
	5.00%, due 4/15/39	526,660	583,781
	5.00%, due 10/15/39	601,346	666,566
	5.00%, due 11/15/39	959,258	1,066,859
	5.00%, due 2/15/41	956,452	1,058,293
	5.00%, due 5/15/41	435,459	482,552
	5.50%, due 3/15/36	838,744	941,507
	6.00%, due 11/20/34	628,927	712,360
			6,192,670
	United States Treasury Bonds 0.1%
	3.125%, due 2/15/42	881,000	844,521

¤	United States Treasury Notes 4.2%
	0.25%, due 3/31/14	8,248,000	8,233,822
	0.25%, due 1/15/15	1,352,000	1,343,128
	0.375%, due 3/15/15	8,264,000	8,232,365
	0.875%, due 1/31/17	2,824,000	2,806,570
	0.875%, due 2/28/17	232,000	230,369
	2.00%, due 2/15/22	2,927,000	2,870,746
	2.125%, due 8/15/21	2,463,000	2,461,269
	3.125%, due 5/15/21	7,674,000	8,352,673
			34,530,942
	Total U.S. Government & Federal Agencies (Cost $71,546,320)		71,421,462

	Yankee Bonds 3.5% (f)
	Advertising 0.1%
	WPP Finance 2010 4.75%, due 11/21/21 (a)	460,000	481,037

	Banks 0.4%
	Abbey National Treasury Services PLC 2.137%, due 4/25/14 (b)	370,000	359,122
	Lloyds TSB Bank PLC 4.875%, due 1/21/16	1,536,000	1,592,581
	Royal Bank of Scotland PLC (The)
	3.95%, due 9/21/15	345,000	348,828
	4.375%, due 3/16/16	1,004,000	1,025,268
			3,325,799
	Beverages 0.3%
	Pernod-Ricard S.A.
	4.45%, due 1/15/22 (a)	1,650,000	1,673,712
	5.75%, due 4/7/21 (a)	489,000	541,571
			2,215,283
	Building Materials 0.1%
	Hanson PLC 6.125%, due 8/15/16	1,003,000	1,075,717

	Chemicals 0.7%
	LyondellBasell Industries N.V.
	5.00%, due 4/15/19 (a)(c)	4,089,000	4,089,000
	6.00%, due 11/15/21 (a)	1,600,000	1,680,000
			5,769,000
	Computers 0.1%
	Seagate Technology 10.00%, due 5/1/14 (a)	914,000	1,032,820

	Diversified Financial Services 0.2%
	Northern Rock Asset Management PLC 5.625%, due 6/22/17 (a)	1,200,000	1,285,028

	Electric 0.1%
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (a)	735,000	764,711

	Iron & Steel 0.3%
	ArcelorMittal
	4.50%, due 2/25/17	1,046,000	1,049,061
	5.50%, due 3/1/21	746,000	732,180
	6.25%, due 2/25/22	596,000	602,615
			2,383,856
	Media 0.1%
	UBM PLC 5.75%, due 11/3/20 (a)	1,157,000	1,144,002

	Mining 0.3%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (a)(c)	1,575,000	1,606,500
	Teck Resources, Ltd. 7.00%, due 9/15/12	423,000	431,203
			2,037,703
	Miscellaneous - Manufacturing 0.0%‡
	Tyco International Finance S.A. 4.125%, due 10/15/14	232,000	248,095

	Oil & Gas 0.2%
	BP Capital Markets PLC
	2.248%, due 11/1/16	996,000	1,021,604
	3.561%, due 11/1/21	691,000	711,536
			1,733,140
	Oil & Gas Services 0.1%
	Weatherford International, Ltd. 4.50%, due 4/15/22	491,000	496,131

	Real Estate Investment Trusts 0.3%
	Goodman Funding Pty, Ltd.
	6.375%, due 11/12/20 (a)	750,000	778,940
	6.375%, due 4/15/21 (a)	1,750,000	1,811,469
			2,590,409
	Transportation 0.2%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (a)	196,000	194,845
	Kansas City Southern de Mexico S.A. de C.V.
	6.625%, due 12/15/20	452,000	488,160
	8.00%, due 2/1/18	1,062,000	1,178,820
			1,861,825
	Total Yankee Bonds (Cost $28,514,555)		28,444,556

	Total Long-Term Bonds (Cost $283,619,804)		284,269,433

		Shares	Value
	Common Stocks 61.2%
	Aerospace & Defense 1.5%
	Boeing Co. (The)	163,350	12,148,340

	Agriculture 2.8%
	Altria Group, Inc.	236,270	7,293,655
¤	Philip Morris International, Inc.	174,417	15,455,090
			22,748,745
	Apparel 2.1%
	Coach, Inc.	81,997	6,336,728
	NIKE, Inc. Class B	97,612	10,585,045
			16,921,773
	Auto Manufacturers 0.4%
	Daimler A.G.	49,756	3,010,736

	Banks 5.1%
¤	CIT Group, Inc. (g)	256,423	10,574,884
	ICICI Bank, Ltd., Sponsored ADR (h)	55,512	1,935,703
	Itau Unibanco Holding S.A., ADR (h)	202,120	3,878,683
	Morgan Stanley	303,301	5,956,832
	Standard Chartered PLC	301,905	7,533,198
	U.S. Bancorp	369,273	11,698,569
			41,577,869
	Beverages 0.3%
	Brown-Forman Corp. Class B	29,162	2,431,819

	Biotechnology 1.2%
	Celgene Corp. (g)	126,137	9,778,140

	Chemicals 3.3%
¤	E.I. du Pont de Nemours & Co.	285,387	15,096,972
	Lyondell Chemical Co.	130,699	5,705,012
	Syngenta A.G., ADR (g)(h)	91,365	6,288,653
			27,090,637
	Commercial Services 1.8%
	MasterCard, Inc. Class A	21,800	9,167,772
	Western Union Co. (The)	315,368	5,550,477
			14,718,249
	Computers 5.1%
¤	Apple, Inc. (g)	35,573	21,324,946
	Cognizant Technology Solutions Corp. Class A (g)	77,488	5,962,702
	NetApp, Inc. (g)	180,786	8,093,789
	Teradata Corp. (g)	90,475	6,165,871
			41,547,308
	Cosmetics & Personal Care 0.8%
	Estee Lauder Cos., Inc. (The) Class A	104,785	6,490,383

	Diversified Financial Services 1.0%
	Blackstone Group L.P. (The)	531,641	8,474,358

	Electronics 1.9%
	Amphenol Corp. Class A	91,648	5,477,801
	TE Connectivity, Ltd.	264,902	9,735,148
			15,212,949
	Finance - Other Services 1.0%
	NYSE Euronext	284,916	8,550,329

	Food 0.6%
	Hershey Co. (The)	84,022	5,153,069

	Health Care - Services 0.3%
	Aetna, Inc.	56,270	2,822,503

	Insurance 0.4%
	Prudential PLC	294,192	3,517,439

	Internet 2.2%
¤	eBay, Inc. (g)	340,488	12,560,602
	Priceline.com, Inc. (g)	7,446	5,342,505
			17,903,107
	Lodging 1.7%
	Las Vegas Sands Corp.	144,511	8,319,499
	MGM Resorts International (g)	392,231	5,342,186
			13,661,685
	Machinery - Diversified 0.3%
	Roper Industries, Inc.	25,170	2,495,857

	Media 4.9%
¤	CBS Corp. Class B	440,268	14,929,488
	DIRECTV Class A (g)	113,944	5,621,997
¤	Time Warner Cable, Inc.	170,080	13,861,520
	Viacom, Inc. Class B	113,684	5,395,442
			39,808,447
	Metal Fabricate & Hardware 0.4%
	Precision Castparts Corp.	18,365	3,175,309

	Mining 0.6%
	Freeport-McMoRan Copper & Gold, Inc.	122,524	4,660,813

	Oil & Gas 4.8%
	Canadian Natural Resources, Ltd.	240,347	7,974,713
¤	Chevron Corp.	117,644	12,616,143
	Hess Corp.	177,374	10,456,197
	Occidental Petroleum Corp.	65,263	6,214,996
	Petroleo Brasileiro S.A., ADR (h)	84,007	2,231,226
			39,493,275
	Oil & Gas Services 0.3%
	National-Oilwell Varco, Inc.	30,040	2,387,279

	Pharmaceuticals 6.7%
	Allergan, Inc.	48,485	4,626,924
	Bristol-Myers Squibb Co.	251,628	8,492,445
	Endo Pharmaceuticals Holdings, Inc. (g)	103,588	4,011,963
	Express Scripts, Inc. (g)	197,673	10,709,923
	Mylan, Inc. (g)	386,937	9,073,673
	Pfizer, Inc.	338,732	7,675,667
	Shire PLC, Sponsored ADR (h)	65,748	6,229,623
	Valeant Pharmaceuticals International, Inc. (g)	84,213	4,521,396
			55,341,614
	Pipelines 1.0%
	Enterprise Products Partners, L.P.	166,165	8,386,348

	Real Estate Investment Trusts 0.6%
	Ventas, Inc.	85,106	4,859,553

	Retail 2.8%
	AutoZone, Inc. (g)	13,300	4,944,940
	Costco Wholesale Corp.	66,982	6,081,965
	McDonald's Corp.	66,947	6,567,501
	Nordstrom, Inc.	103,815	5,784,572
			23,378,978
	Semiconductors 0.1%
	ON Semiconductor Corp. (g)	114,083	1,027,888

	Software 1.5%
	Oracle Corp.	418,370	12,199,669

	Telecommunications 1.1%
	CenturyLink, Inc.	165,008	6,377,559
	Motorola Solutions, Inc.	48,785	2,479,742
			8,857,301
	Toys, Games & Hobbies 1.2%
	Mattel, Inc.	289,273	9,736,929

	Transportation 1.4%
	Union Pacific Corp.	105,701	11,360,743

	Total Common Stocks (Cost $487,593,783)		500,929,441

		Shares	Value
	Convertible Preferred Stock 0.1%
	Food 0.1%
	HJ Heinz Finance Co. (a) 8.00%	4	434,000

	Total Convertible Preferred Stock (Cost $417,875)		434,000

		Principal Amount	Value
	Short-Term Investment 5.2%
	Repurchase Agreement 5.2%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $42,243,841 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.855% and a maturity date of 11/25/14, with a Principal Amount of $42,925,000 and a Market Value of $43,091,935)	$42,243,805	42,243,805

	Total Short-Term Investment (Cost $42,243,805)		42,243,805

	Total Investments (Cost $813,875,267) (i)	101.1%	827,876,679
	Other Assets, Less Liabilities	(1.1)	(8,749,994)

	Net Assets	100.0%	$819,126,685

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(c)	Illiquid security. The total market value of these securities as of March 31, 2012 is $14,886,945, which represents 1.8% of the Portfolio's net assets.
(d)	Medium Term Note. The total market value of these securities as of March 31, 2012 is $1,635,293, which represents 0.2% of the Portfolio's net assets.
(e)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	ADR - American Depositary Receipt.
(i)	As of March 31, 2012, cost is $813,875,267 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$22,456,047
	Gross unrealized depreciation	(8,454,635)
	Net unrealized appreciation	$14,001,412

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,103,174	$—	$1,103,174
Convertible Bond	—	205,350	—	205,350
Corporate Bonds	—	174,084,672	—	174,084,672
Mortgage-Backed Securities	—	9,010,219	—	9,010,219
U.S. Government & Federal Agencies	—	71,421,462	—	71,421,462
Yankee Bonds	—	28,444,556	—	28,444,556
Total Long-Term Bonds	—	284,269,433	—	284,269,433
Common Stocks	500,929,441	—	—	500,929,441
Convertible Preferred Stocks	434,000	—	—	434,000
Short-Term Investment
Repurchase Agreement	—	42,243,805	—	42,243,805
Total Investments in Securities	$501,363,441	$326,513,238	$—	$827,876,679

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 2.8%
	Precision Castparts Corp.	35,000	$6,051,500
	United Technologies Corp.	119,100	9,878,154
			15,929,654
	Air Freight & Logistics 0.9%
	C.H. Robinson Worldwide, Inc.	75,800	4,964,142

	Auto Components 1.3%
	BorgWarner, Inc. (a)	90,900	7,666,506

	Biotechnology 2.6%
	Biogen Idec, Inc. (a)	63,100	7,948,707
	Celgene Corp. (a)	92,100	7,139,592
			15,088,299
	Capital Markets 2.3%
	Franklin Resources, Inc.	70,800	8,781,324
	TD Ameritrade Holding Corp.	241,100	4,759,314
			13,540,638
	Chemicals 3.3%
	Ecolab, Inc.	124,200	7,665,624
	Monsanto Co.	146,200	11,660,912
			19,326,536
	Communications Equipment 3.6%
¤	QUALCOMM, Inc.	307,100	20,888,942

	Computers & Peripherals 9.9%
¤	Apple, Inc. (a)	55,440	33,234,617
¤	EMC Corp. (a)	559,700	16,723,836
	NetApp, Inc. (a)	157,300	7,042,321
			57,000,774
	Construction & Engineering 1.4%
	Fluor Corp.	132,100	7,931,284

	Diversified Financial Services 2.9%
	IntercontinentalExchange, Inc. (a)	46,900	6,444,998
	JPMorgan Chase & Co.	225,200	10,354,696
			16,799,694
	Energy Equipment & Services 2.6%
	Cameron International Corp. (a)	88,300	4,664,889
	FMC Technologies, Inc. (a)	201,700	10,169,714
			14,834,603
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	70,100	6,365,080
	CVS Caremark Corp.	153,800	6,890,240
			13,255,320
	Health Care Equipment & Supplies 2.7%
	Edwards Lifesciences Corp. (a)	65,600	4,771,088
	Intuitive Surgical, Inc. (a)	11,060	5,991,755
	Varian Medical Systems, Inc. (a)	71,100	4,903,056
			15,665,899
	Health Care Providers & Services 4.7%
	Express Scripts, Inc. (a)	171,500	9,291,870
¤	UnitedHealth Group, Inc.	298,700	17,605,378
			26,897,248
	Health Care Technology 0.8%
	Cerner Corp. (a)	60,900	4,638,144

	Hotels, Restaurants & Leisure 4.9%
	Las Vegas Sands Corp.	214,400	12,343,008
	Starbucks Corp.	162,300	9,070,947
	Yum! Brands, Inc.	93,500	6,655,330
			28,069,285
	Industrial Conglomerates 3.1%
¤	Danaher Corp.	316,500	17,724,000

	Internet & Catalog Retail 4.7%
	Amazon.com, Inc. (a)	47,300	9,578,723
¤	Priceline.com, Inc. (a)	24,435	17,532,112
			27,110,835
	Internet Software & Services 6.4%
	Baidu, Inc., Sponsored ADR (a)(b)	79,400	11,574,138
¤	Google, Inc. Class A (a)	22,530	14,447,137
	LinkedIn Corp. Class A (a)	45,500	4,640,545
	VeriSign, Inc.	166,600	6,387,444
			37,049,264
	IT Services 6.4%
¤	Cognizant Technology Solutions Corp. Class A (a)	198,200	15,251,490
	Teradata Corp. (a)	30,400	2,071,760
¤	Visa, Inc. Class A	166,200	19,611,600
			36,934,850
	Machinery 2.4%
	Caterpillar, Inc.	71,100	7,573,572
	Illinois Tool Works, Inc.	106,100	6,060,432
			13,634,004
	Metals & Mining 0.8%
	Cliffs Natural Resources, Inc.	67,800	4,695,828

	Oil, Gas & Consumable Fuels 3.6%
	Concho Resources, Inc. (a)	98,900	10,095,712
	Occidental Petroleum Corp.	113,700	10,827,651
			20,923,363
	Personal Products 0.8%
	Estee Lauder Cos., Inc. (The) Class A	72,600	4,496,844

	Pharmaceuticals 1.7%
	Perrigo Co.	38,300	3,956,773
	Shire PLC, Sponsored ADR (b)	64,800	6,139,800
			10,096,573
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	146,200	9,213,524

	Road & Rail 3.2%
¤	Union Pacific Corp.	174,000	18,701,520

	Semiconductors & Semiconductor Equipment 0.7%
	Altera Corp.	106,800	4,252,776

	Software 7.7%
	Autodesk, Inc. (a)	137,300	5,810,536
	Citrix Systems, Inc. (a)	18,400	1,451,944
	Intuit, Inc.	97,600	5,868,688
	Microsoft Corp.	249,800	8,056,050
	Oracle Corp.	384,300	11,206,188
	Salesforce.com, Inc. (a)	76,900	11,881,819
			44,275,225
	Specialty Retail 1.6%
	O'Reilly Automotive, Inc. (a)	62,300	5,691,105
	Ulta Salon, Cosmetics & Fragrance, Inc.	37,500	3,483,375
			9,174,480
	Textiles, Apparel & Luxury Goods 3.8%
	Coach, Inc.	62,000	4,791,360
	Fossil, Inc. (a)	38,600	5,094,428
	Michael Kors Holdings, Ltd. (a)	60,900	2,837,331
	Ralph Lauren Corp.	52,700	9,187,191
			21,910,310
	Total Common Stocks (Cost $445,096,497)		562,690,364

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $13,900,634 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.855% and a maturity date of 11/25/14, with a Principal Amount of $14,125,000 and a Market Value of $14,179,932)	$13,900,622	13,900,622

	Total Short-Term Investment (Cost $13,900,622)		13,900,622

	Total Investments (Cost $458,997,119) (c)	99.9%	576,590,986
	Other Assets, Less Liabilities	0.1	478,460

	Net Assets	100.0%	$577,069,446

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $460,358,638 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$118,756,670
Gross unrealized depreciation	(2,524,322)
Net unrealized appreciation	$116,232,348

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$562,690,364	$—	$—	$562,690,364
Short-Term Investment
Repurchase Agreement	—	13,900,622	—	13,900,622
Total Investments in Securities	$562,690,364	$13,900,622	$—	$576,590,986

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS Utilities Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 2.1%†
	Convertible Bonds 1.3%
	Telecommunications 1.3%
	SBA Communications Corp. 4.00%, due 10/1/14	$2,508,000	$4,420,350
¤	Virgin Media, Inc. 6.50%, due 11/15/16	3,826,000	5,863,345
			10,283,695
	Total Convertible Bonds (Cost $10,063,510)		10,283,695

	Corporate Bonds 0.7%
	Electric 0.7%
	GenOn Energy, Inc. 9.875%, due 10/15/20	4,902,000	4,460,820
	NRG Energy, Inc. 7.875%, due 5/15/21	1,108,000	1,063,680
			5,524,500
	Total Corporate Bonds (Cost $5,402,686)		5,524,500

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
	Falcon Franchise Loan LLC Series 2001-1, Class IO 5.807%, due 1/5/23 (a)(b)(c)	46,596	4,566

	Total Mortgage-Backed Securities (Cost $2,797)		4,566

	Yankee Bonds 0.1% (d)
	Electric 0.1%
	Viridian Group FundCo II 11.125%, due 4/1/17 (a)(c)	1,150,000	1,069,500

	Total Yankee Bond (Cost $1,112,698)		1,069,500

	Total Long-Term Bonds (Cost $16,581,691)		16,882,261

		Shares	Value
	Common Stocks 90.3%
	Diversified Telecommunication Services 8.6%
	Bezeq The Israeli Telecommunication Corp., Ltd.	3,467,717	5,693,518
	CenturyLink, Inc.	196,369	7,589,662
	China Unicom, Ltd.	646,000	1,089,762
	Deutsche Telekom A.G.	372,581	4,485,617
	Frontier Communications Corp.	208,322	868,703
	TDC A/S	1,208,361	8,788,474
	Telecom Italia S.p.A.	7,810,612	7,677,337
	Telefonica Brasil S.A., ADR (e)	465,362	14,254,038
	Telenet Group Holding N.V. (f)	179,824	7,441,962
	XL Axiata Tbk PT	7,419,500	4,097,602
	Ziggo N.V. (f)	137,150	4,278,426
			66,265,101
	Electric Utilities 22.0%
	American Electric Power Co., Inc.	414,709	15,999,473
	CEZ AS	352,268	15,134,661
	Cheung Kong Infrastructure Holdings, Ltd.	150,000	910,753
	Cia Paranaense de Energia, Sponsored ADR (e)	149,343	3,511,054
	E.CL S.A. Class S	1,036,120	2,867,037
	E.ON A.G.	182,131	4,362,629
¤	Edison International	435,430	18,510,129
	EDP - Energias do Brasil S.A.	255,500	5,861,755
	Enel OGK-5 OJSC (f)	12,147,714	958,455
¤	Energias de Portugal S.A.	6,590,290	19,169,829
	Enersis S.A., Sponsored ADR (e)	228,699	4,617,433
	Exelon Corp.	125,296	4,912,856
	Federal Grid Co. Unified Energy System JSC	45,749,557	457,495
	FirstEnergy Corp.	133,286	6,076,509
	Fortum Oyj	124,981	3,033,705
	Iberdrola S.A.	332,267	1,886,466
	ITC Holdings Corp.	14,499	1,115,553
	Light S.A.	386,500	5,494,357
	NV Energy, Inc.	281,637	4,539,988
	NextEra Energy, Inc.	240,262	14,675,203
	Northeast Utilities	166,290	6,172,685
	Pinnacle West Capital Corp.	7,784	372,854
	PPL Corp.	270,392	7,641,278
	Red Electrica Corp. S.A.	234,540	11,476,849
	SSE PLC	307,280	6,531,964
	TGK-1 OAO	2,432,721,838	827,125
	Verbund A.G.	66,108	2,011,117
			169,129,212
	Gas Utilities 2.4%
	AGL Resources, Inc.	86,484	3,391,902
	Enagas S.A.	560,561	10,788,157
	National Fuel Gas Co.	32,406	1,559,377
	ONEOK, Inc.	9,160	748,006
	UGI Corp.	69,384	1,890,714
			18,378,156
	Independent Power Producers & Energy Traders 9.0%
¤	AES Corp. (The) (f)	1,446,888	18,910,826
¤	Calpine Corp. (f)	941,783	16,208,086
	China Hydroelectric Corp., ADR (e)(f)	176,142	355,807
	China Longyuan Power Group Corp.	419,000	347,478
	E.ON Russia JSC (f)	11,247,880	1,096,668
	EDP Renovaveis S.A. (f)	1,330,901	6,613,733
	GenOn Energy, Inc. (f)	2,957,105	6,150,778
	International Power PLC	530,263	3,435,033
	MPX Energia S.A. (f)	26,600	689,535
	NRG Energy, Inc. (f)	589,925	9,244,125
	Tractebel Energia S.A.	337,500	6,049,467
			69,101,536
	Media 11.2%
¤	Comcast Corp. Class A	1,018,197	30,046,993
	Kabel Deutschland Holding A.G. (f)	121,656	7,513,916
	Liberty Global, Inc. Class A (f)	143,598	7,191,388
	Time Warner Cable, Inc.	184,842	15,064,623
	Viacom, Inc. Class B	108,423	5,145,756
¤	Virgin Media, Inc.	839,668	20,974,907
			85,937,583
	Multi-Utilities12.2%
	CenterPoint Energy, Inc.	435,818	8,594,331
¤	CMS Energy Corp.	1,017,014	22,374,308
	GDF Suez S.A.	221,693	5,727,164
	National Grid PLC	774,798	7,813,724
	NiSource, Inc.	63,590	1,548,417
	OGE Energy Corp.	167,036	8,936,426
¤	Public Service Enterprise Group, Inc.	663,004	20,294,552
	RWE A.G.	81,934	3,912,604
	Sempra Energy	243,073	14,574,657
			93,776,183
	Oil, Gas & Consumable Fuels 13.8%
	Cabot Oil & Gas Corp.	12,530	390,560
	Cheniere Energy, Inc. (f)	25,750	385,735
¤	El Paso Corp.	1,167,019	34,485,411
	El Paso Pipeline Partners, L.P.	10,141	353,819
	Energen Corp.	83,437	4,100,929
	Enterprise Products Partners, L.P.	7,310	368,936
	EQT Corp.	200,932	9,686,932
	Occidental Petroleum Corp.	41,638	3,965,187
	QEP Resources, Inc.	334,294	10,195,967
	Spectra Energy Corp.	292,229	9,219,825
¤	Williams Cos., Inc.	624,725	19,247,777
	Williams Partners, L.P.	137,156	7,761,658
	WPX Energy, Inc. (f)	348,167	6,270,488
			106,433,224
	Real Estate Investment Trusts 1.0%
	American Tower Corp.	116,528	7,343,594

	Water Utilities 2.3%
	Aguas Andinas S.A. Class A	9,968,330	5,957,332
	Cia de Saneamento Basico do Estado de Sao Paulo	72,700	2,774,265
	Cia de Saneamento de Minas Gerais-COPASA	302,700	7,059,048
	United Utilities Group PLC	194,487	1,871,159
			17,661,804
	Wireless Telecommunication Services 7.8%
	Cellcom Israel, Ltd.	308,053	3,816,777
	Crown Castle International Corp. (f)	98,450	5,251,323
	ENTEL Chile S.A.	278,844	5,637,945
	KDDI Corp.	58	375,595
	Mobile Telesystems OJSC, Sponsored ADR (e)	351,238	6,441,705
	MTN Group, Ltd.	87,099	1,533,060
	NII Holdings, Inc. (f)	244,613	4,478,864
	SBA Communications Corp. Class A (f)	172,688	8,774,277
	Tim Participacoes S.A., ADR (e)	455,838	14,705,334
	Vodafone Group PLC	3,248,491	8,947,451
			59,962,331
	Total Common Stocks (Cost $688,989,241)		693,988,724

	Convertible Preferred Stocks 3.3%
	Electric Utilities 3.3%
	Great Plains Energy, Inc. 12.00%	75,948	4,646,499
	NextEra Energy, Inc. 7.00%	125,939	6,775,518
	PPL Corp.
	8.75%	136,178	7,319,567
	9.50%	127,811	6,926,078
			25,667,662
	Total Convertible Preferred Stocks (Cost $26,101,572)		25,667,662

	Preferred Stocks 1.0%
	Electric Utilities 1.0%
	Cia Energetica de Minas Gerais 0.949%	163,400	3,903,626
	Cia Paranaense de Energia Class B 0.748%	165,900	3,885,193
			7,788,819
	Total Preferred Stocks (Cost $7,701,983)		7,788,819

	Short-Term Investments 3.2%
	Financial Company Commercial Paper 3.2%
	Bank of Nova Scotia 0.061%, due 4/2/12 (g)	$11,905,000	11,904,960
	Barclays U.S. Funding LLC 0.091%, due 4/2/12 (g)	12,269,000	12,268,939

	Total Short-Term Investments (Cost $24,173,899)		24,173,899

	Total Investments (Cost $763,548,386) (h)	99.9%	768,501,365
	Other Assets, Less Liabilities	0.1	436,238

	Net Assets	100.0%	$768,937,603

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(c)	Illiquid security. The total market value of these securities as of March 31, 2012 is $1,074,066, which represents 0.1% of the Portfolio's net assets.
(d)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	ADR - American Depositary Receipt.
(f)	Non-income producing security.
(g)	Interest rate presented is yield to maturity.
(h)	As of March 31, 2012, cost is $763,548,386 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$19,411,863
	Gross unrealized depreciation	(14,458,884)
	Net unrealized appreciation	$4,952,979

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$10,283,695	$—	$10,283,695
Corporate Bonds	—	5,524,500	—	5,524,500
Mortgage-Backed Securities	—	4,566	—	4,566
Yankee Bonds	—	1,069,500	—	1,069,500
Total Long-Term Bonds	—	16,882,261	—	16,882,261
Common Stocks	691,106,476	2,882,248	—	693,988,724
Convertible Preferred Stocks	25,667,662	—	—	25,667,662
Preferred Stocks	7,788,819	—	—	7,788,819
Short-Term Investments
Financial Company Commercial Paper	—	24,173,899	—	24,173,899
Total Investments in Securities	724,562,957	43,938,408	—	768,501,365
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	886,136	—	886,136
Total Investments in Securities and Other Financial Instruments	$724,562,957	$44,824,544	$—	$769,387,501

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,303,880)	$—	$(1,303,880)
Total Other Financial Instruments	$—	$(1,303,880)	$—	$(1,303,880)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Brazilian Real vs. U.S. Dollar, expiring 6/4/12	JPMorgan Chase Bank	BRL	5,000,000	USD	2,692,515	USD	11,284
Brazilian Real vs. U.S. Dollar, expiring 4/3/12	Deutsche Bank AG	BRL	23,585,844		12,853,321		67,243
Brazilian Real vs. U.S. Dollar, expiring 4/3/12	JPMorgan Chase Bank	BRL	23,585,844		12,944,319		(23,755)
Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	EUR	286,619		380,650		1,629
Euro vs. U.S. Dollar, expiring 4/12/12	Citibank N.A.	EUR	894,677		1,168,351		24,925
Euro vs. U.S. Dollar, expiring 4/12/12	Barclays Bank PLC	EUR	191,393		250,447		4,823
Euro vs. U.S. Dollar, expiring 4/12/12	UBS AG	EUR	707,024		932,630		10,363
Euro vs. U.S. Dollar, expiring 4/12/12	Deutsche Bank AG	EUR	919,154		1,219,481		6,442
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	Deutsche Bank AG	GBP	144,195		226,083		4,543
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	GBP	229,971		36,702		795
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	Citibank N.A	GBP	466,776		741,087		5,478
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	Barclays Bank PLC	GBP	1,640,784		2,605,945		18,339
	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Brazilian Real vs. U.S. Dollar, expiring 4/3/12	JPMorgan Chase Bank	BRL	23,585,844		13,625,560		704,996
Brazilian Real vs. U.S. Dollar, expiring 6/4/12	Deutsche Bank AG	BRL	23,585,844		12,690,113		(64,163)
Brazilian Real vs. U.S. Dollar, expiring 4/3/12	Deutsche Bank AG	BRL	23,585,844		12,944,319		23,755
Euro vs. U.S. Dollar, expiring 4/12/12	Goldman Sachs International	EUR	109,522		143,981		(2,094)
Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	EUR	44,583,139		58,657,266		(805,524)
Euro vs. U.S. Dollar, expiring 4/12/12	Citibank N.A.	EUR	2,300,429		3,040,296		(27,904)
Euro vs. U.S. Dollar, expiring 4/12/12	Deutsche Bank AG	EUR	548,891		728,895		(3,188)
Euro vs. U.S. Dollar, expiring 4/12/12	Credit Suisse Group A.G.	EUR	864,782		1,136,544		(16,860)
Euro vs. U.S. Dollar, expiring 4/12/12	UBS AG	EUR	956,041		1,276,510		1,390
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	GBP	20,477,724		32,409,070		(343,164)
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	Goldman Sachs International	GBP	148,102		234,384		(2,491)
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	HSBC Bank	GBP	197,280		309,157		(6,374)
Pound Sterling vs. U.S. Dollar, expiring 4/12/12	Barclays Bank PLC	GBP	343,397		540,870		(8,363)
Pound Sterling vs. U.S. Dollar, expiring 7/13/12	UBS AG	GBP	298,671		477,532		131
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(417,744)

MainStay VP Mid Cap Core Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 1.4%
	Alliant Techsystems, Inc.	4,583	$229,700
	BE Aerospace, Inc. (a)	2,309	107,299
	Exelis, Inc.	91,854	1,150,012
	Goodrich Corp.	16,363	2,052,575
	Huntington Ingalls Industries, Inc. (a)	4,851	195,204
	L-3 Communications Holdings, Inc.	5,426	383,998
	Textron, Inc.	162,125	4,511,939
			8,630,727
	Air Freight & Logistics 0.0%‡
	UTI Worldwide, Inc.	6,294	108,446

	Airlines 1.0%
	Copa Holdings S.A. Class A	8,176	647,539
	Delta Air Lines, Inc. (a)	191,015	1,892,959
	United Continental Holdings, Inc. (a)	161,452	3,471,218
			6,011,716
	Auto Components 0.1%
	Lear Corp.	19,299	897,211

	Automobiles 0.5%
	Thor Industries, Inc.	95,086	3,000,914

	Beverages 1.1%
	Coca-Cola Enterprises, Inc.	8,861	253,425
	Constellation Brands, Inc. Class A (a)	174,802	4,123,579
	Dr. Pepper Snapple Group, Inc.	57,815	2,324,741
			6,701,745
	Biotechnology 2.5%
	Alexion Pharmaceuticals, Inc. (a)	45,666	4,240,545
¤	Amylin Pharmaceuticals, Inc. (a)	206,560	5,155,737
	BioMarin Pharmaceutical, Inc. (a)	13,500	462,375
	Myriad Genetics, Inc. (a)	149,551	3,538,377
	Regeneron Pharmaceuticals, Inc. (a)	12,365	1,442,006
	United Therapeutics Corp. (a)	15,020	707,893
			15,546,933
	Building Products 1.0%
	Fortune Brands Home & Security, Inc. (a)	129,757	2,863,737
	Masco Corp.	233,232	3,118,312
			5,982,049
	Capital Markets 1.9%
	American Capital Ltd. (a)	190,407	1,650,829
	Ameriprise Financial, Inc.	1,513	86,438
	Greenhill & Co., Inc.	21,025	917,531
	Janus Capital Group, Inc.	3,748	33,395
	Northern Trust Corp.	59,214	2,809,704
	Raymond James Financial, Inc.	51,049	1,864,820
	SEI Investments Co.	478	9,890
	T. Rowe Price Group, Inc.	98	6,399
	TD Ameritrade Holding Corp.	205,983	4,066,104
			11,445,110
	Chemicals 3.1%
	Airgas, Inc.	14,637	1,302,254
	Celanese Corp. Series A	1,643	75,874
	CF Industries Holdings, Inc.	15,624	2,853,724
	Cytec Industries, Inc.	1,280	77,811
	Eastman Chemical Co.	465	24,036
¤	PPG Industries, Inc.	59,201	5,671,456
	Rockwood Holdings, Inc. (a)	69,976	3,649,248
	Sherwin-Williams Co. (The)	45,232	4,915,361
	Solutia, Inc.	17,871	499,316
	Valspar Corp. (The)	2,599	125,506
	Westlake Chemical Corp.	721	46,713
			19,241,299
	Commercial Banks 2.3%
	CapitalSource, Inc.	134,106	885,100
	East West Bancorp, Inc.	37,560	867,260
	Fifth Third Bancorp	262,492	3,688,013
	First Citizens BancShares, Inc. Class A	8,744	1,597,441
	First Republic Bank (a)	86,992	2,865,517
	Huntington Bancshares, Inc.	244,058	1,574,174
	KeyCorp	358,234	3,044,989
			14,522,494
	Commercial Services & Supplies 1.3%
	Cintas Corp.	14,977	585,900
	Copart, Inc. (a)	109,556	2,856,125
	Corrections Corp. of America (a)	75,236	2,054,695
	Covanta Holding Corp.	11,241	182,442
	Iron Mountain, Inc.	63,363	1,824,855
	KAR Auction Services, Inc. (a)	8,354	135,418
	R.R. Donnelley & Sons Co.	41,262	511,236
			8,150,671
	Communications Equipment 0.8%
	Brocade Communications Systems, Inc. (a)	260,703	1,499,042
	EchoStar Corp. Class A (a)	23,398	658,420
	Motorola Mobility Holdings, Inc. (a)	19,017	746,227
	Polycom, Inc. (a)	114,266	2,179,053
			5,082,742
	Computers & Peripherals 1.1%
	Diebold, Inc.	484	18,644
	Lexmark International, Inc. Class A	43,084	1,432,112
	SanDisk Corp. (a)	62,706	3,109,590
	Western Digital Corp. (a)	61,453	2,543,540
			7,103,886
	Construction & Engineering 2.4%
	Chicago Bridge & Iron Co. N.V.	64,676	2,793,356
	Fluor Corp.	52,842	3,172,634
	KBR, Inc.	79,829	2,837,921
	Quanta Services, Inc. (a)	37,048	774,303
	Shaw Group, Inc. (The) (a)	46,358	1,470,012
	URS Corp.	88,050	3,743,886
			14,792,112
	Consumer Finance 1.0%
¤	Discover Financial Services	187,492	6,250,983

	Containers & Packaging 0.6%
	Ball Corp.	63,709	2,731,842
	Silgan Holdings, Inc.	29,176	1,289,579
			4,021,421
	Diversified Consumer Services 0.4%
	Apollo Group, Inc. Class A (a)	41,747	1,613,104
	Career Education Corp. (a)	37,102	299,042
	H&R Block, Inc.	1,152	18,973
	ITT Educational Services, Inc. (a)	4,661	308,279
			2,239,398
	Diversified Financial Services 2.1%
	CBOE Holdings, Inc.	94,615	2,688,958
	Interactive Brokers Group, Inc.	33,219	564,723
	IntercontinentalExchange, Inc. (a)	25,241	3,468,618
	Leucadia National Corp.	33,058	862,814
	Moody's Corp.	20,725	872,523
	NASDAQ OMX Group, Inc. (The) (a)	7,742	200,518
	NYSE Euronext	141,146	4,235,791
			12,893,945
	Diversified Telecommunication Services 0.1%
	T.W. telecom, Inc. (a)	14,245	315,669

	Electric Utilities 0.4%
	Exelon Corp.	51,077	2,002,729
	Pinnacle West Capital Corp.	9,384	449,494
			2,452,223
	Electrical Equipment 0.1%
	AMETEK, Inc.	3,781	183,416
	Thomas & Betts Corp. (a)	7,681	552,341
			735,757
	Electronic Equipment & Instruments 2.5%
	Avnet, Inc. (a)	66,939	2,435,910
	Dolby Laboratories, Inc. Class A (a)	88,116	3,353,695
	Ingram Micro, Inc. Class A (a)	168,730	3,131,629
	Itron, Inc. (a)	53,754	2,440,969
	Jabil Circuit, Inc.	52,681	1,323,347
	Molex, Inc.	9,938	279,456
	Tech Data Corp. (a)	26,065	1,414,287
	Vishay Intertechnology, Inc. (a)	110,792	1,347,231
			15,726,524
	Energy Equipment & Services 1.8%
	Diamond Offshore Drilling, Inc.	40,859	2,727,338
	Helmerich & Payne, Inc.	34,921	1,883,988
	Nabors Industries, Ltd. (a)	52,737	922,370
	Patterson-UTI Energy, Inc.	112,141	1,938,918
	Superior Energy Services, Inc. (a)	140,796	3,711,383
			11,183,997
	Food & Staples Retailing 0.7%
	Safeway, Inc.	166,310	3,361,125
	SUPERVALU, Inc.	61,839	353,101
	Whole Foods Market, Inc.	5,904	491,213
			4,205,439
	Food Products 2.2%
	Bunge, Ltd.	38,087	2,606,674
	ConAgra Foods, Inc.	187,227	4,916,581
	Dean Foods Co. (a)	166,743	2,019,258
	Tyson Foods, Inc. Class A	217,917	4,173,111
			13,715,624
	Gas Utilities 0.2%
	ONEOK, Inc.	16,267	1,328,363

	Health Care Equipment & Supplies 2.3%
	Alere, Inc. (a)	29,539	768,309
	C.R. Bard, Inc.	22,527	2,223,865
	Cooper Cos., Inc. (The)	38,349	3,133,497
	Hill-Rom Holdings, Inc.	98,119	3,278,156
	ResMed, Inc. (a)	131,909	4,077,307
	Thoratec Corp. (a)	3,152	106,254
	Zimmer Holdings, Inc.	4,981	320,179
			13,907,567
	Health Care Providers & Services 3.7%
	AMERIGROUP Corp. (a)	13,930	937,210
	AmerisourceBergen Corp.	66,892	2,654,275
	CIGNA Corp.	1,774	87,370
	Community Health Systems, Inc. (a)	99,962	2,223,155
	DaVita, Inc. (a)	52,673	4,749,524
	Health Management Associates, Inc. Class A (a)	369,927	2,485,909
	Humana, Inc.	37,262	3,445,990
	LifePoint Hospitals, Inc. (a)	7,187	283,455
	Lincare Holdings, Inc.	55,498	1,436,288
	Omnicare, Inc.	114,447	4,070,880
	Universal Health Services, Inc. Class B	10,778	451,706
			22,825,762
	Health Care Technology 0.6%
	Allscripts Healthcare Solutions, Inc. (a)	158,911	2,637,923
	Cerner Corp. (a)	10,781	821,081
			3,459,004
	Hotels, Restaurants & Leisure 2.7%
	Brinker International, Inc.	98,938	2,725,742
	Marriott International, Inc. Class A	36,888	1,396,211
	Marriott Vacations Worldwide Corp. (a)	21,301	607,292
	Penn National Gaming, Inc. (a)	6,675	286,891
	Royal Caribbean Cruises, Ltd.	34,539	1,016,483
	Wendy's Co. (The)	620,420	3,108,304
	Wyndham Worldwide Corp.	97,424	4,531,190
	Wynn Resorts, Ltd.	22,331	2,788,695
			16,460,808
	Household Durables 1.0%
	Garmin, Ltd.	87,700	4,117,515
	Harman International Industries, Inc.	39,010	1,826,058
			5,943,573
	Independent Power Producers & Energy Traders 0.0%‡
	AES Corp. (The) (a)	7,121	93,071

	Insurance 5.2%
	Allied World Assurance Co. Holdings, Ltd.	48,538	3,333,104
	American Financial Group, Inc.	44,553	1,718,855
	American National Insurance Co.	1,811	131,334
	Arch Capital Group, Ltd. (a)	105,339	3,922,824
	Assurant, Inc.	38,359	1,553,539
	Assured Guaranty, Ltd.	90,732	1,498,893
	CNA Financial Corp.	22,758	667,492
	Erie Indemnity Co. Class A	1,920	149,645
	Fidelity National Financial, Inc. Class A	107,667	1,941,236
	Hartford Financial Services Group, Inc. (The)	117,748	2,482,128
	Lincoln National Corp.	45,556	1,200,856
	Marsh & McLennan Cos., Inc.	13,991	458,765
	Mercury General Corp.	1,345	58,830
	Principal Financial Group, Inc.	124,482	3,673,464
	Progressive Corp. (The)	19,469	451,291
	Protective Life Corp.	129,096	3,823,823
	Reinsurance Group of America, Inc.	18,882	1,122,913
	StanCorp Financial Group, Inc.	65,788	2,693,361
	Torchmark Corp.	30,347	1,512,798
	Unum Group	170	4,162
			32,399,313
	Internet & Catalog Retail 0.7%
	Expedia, Inc.	10,533	352,224
	Liberty Interactive Corp. (a)	223,928	4,274,785
			4,627,009
	Internet Software & Services 1.5%
	AOL, Inc. (a)	74,205	1,407,669
	IAC/InterActiveCorp	81,523	4,001,964
	Monster Worldwide, Inc. (a)	92,532	902,187
	VeriSign, Inc.	30,044	1,151,887
	VistaPrint N.V. (a)	31,656	1,223,504
	WebMD Health Corp. (a)	16,972	434,144
			9,121,355
	IT Services 4.0%
	Alliance Data Systems Corp. (a)	34,850	4,389,706
	Booz Allen Hamilton Holding Corp.	2,309	39,322
	Computer Sciences Corp.	66,598	1,993,944
	DST Systems, Inc.	48,844	2,648,810
	Fidelity National Information Services, Inc.	32,104	1,063,285
	Global Payments, Inc.	72,979	3,464,313
	Lender Processing Services, Inc.	155,545	4,044,170
	NeuStar, Inc. Class A (a)	75,344	2,806,564
	Total System Services, Inc.	174,508	4,025,900
			24,476,014
	Life Sciences Tools & Services 1.5%
¤	Agilent Technologies, Inc.	126,881	5,647,473
	Charles River Laboratories International, Inc. (a)	98,128	3,541,440
			9,188,913
	Machinery 4.1%
	AGCO Corp. (a)	80,462	3,798,611
	Dover Corp.	31,801	2,001,555
	Harsco Corp.	15,959	374,398
	Ingersoll-Rand PLC	60,946	2,520,117
	ITT Corp.	74,727	1,714,237
	Navistar International Corp. (a)	74,669	3,020,361
	Oshkosh Corp. (a)	155,910	3,612,435
	Parker Hannifin Corp.	24,352	2,058,962
	SPX Corp.	15,931	1,235,130
	Toro Co. (The)	4,102	291,693
	Wabtec Corp.	36,211	2,729,223
	Xylem, Inc.	60,602	1,681,706
			25,038,428
	Media 4.6%
	Cablevision Systems Corp. Class A	35,298	518,175
	Charter Communications, Inc. Class A (a)	61,091	3,876,224
	DISH Network Corp. Class A	138,785	4,570,190
	Gannett Co., Inc.	256,206	3,927,638
	Interpublic Group of Cos., Inc. (The)	353,031	4,028,084
	Lamar Advertising Co. Class A (a)	725	23,497
	McGraw-Hill Cos., Inc. (The)	102,230	4,955,088
	Omnicom Group, Inc.	1,028	52,068
	Regal Entertainment Group Class A	176,968	2,406,765
	Sirius XM Radio, Inc. (a)	15,704	36,276
	Virgin Media, Inc.	166,457	4,158,096
			28,552,101
	Metals & Mining 0.9%
	Cliffs Natural Resources, Inc.	33,852	2,344,590
	Steel Dynamics, Inc.	218,428	3,175,943
			5,520,533
	Multi-Utilities 3.0%
	Ameren Corp.	78,650	2,562,417
	CenterPoint Energy, Inc.	105,717	2,084,739
¤	Consolidated Edison, Inc.	100,280	5,858,358
	DTE Energy Co.	69,797	3,840,929
	Xcel Energy, Inc.	147,198	3,896,331
			18,242,774
	Multiline Retail 3.3%
	Big Lots, Inc. (a)	76,239	3,279,802
	Dillard's, Inc. Class A	61,178	3,855,437
	Dollar General Corp. (a)	73,333	3,387,985
	Dollar Tree, Inc. (a)	6,040	570,720
	J.C. Penney Co., Inc.	111,158	3,938,328
¤	Macy's, Inc.	134,554	5,345,830
	Nordstrom, Inc.	75	4,179
			20,382,281
	Oil, Gas & Consumable Fuels 3.5%
	Cimarex Energy Co.	1,035	78,111
	Concho Resources, Inc. (a)	1,826	186,398
	Denbury Resources, Inc. (a)	91,213	1,662,813
	El Paso Corp.	76,569	2,262,614
	HollyFrontier Corp.	38,465	1,236,650
	Murphy Oil Corp.	81,213	4,569,856
	Noble Energy, Inc.	24,767	2,421,717
	Pioneer Natural Resources Co.	6,810	759,928
	Plains Exploration & Production Co. (a)	29,405	1,254,123
	QEP Resources, Inc.	19,675	600,087
	SM Energy Co.	5,887	416,623
	Spectra Energy Corp.	51,196	1,615,234
	Tesoro Corp. (a)	35,232	945,627
	Valero Energy Corp.	86,699	2,234,233
	Whiting Petroleum Corp. (a)	29,926	1,624,982
			21,868,996
	Paper & Forest Products 1.5%
	Domtar Corp.	40,296	3,843,432
¤	International Paper Co.	160,669	5,639,482
			9,482,914
	Personal Products 0.2%
	Herbalife, Ltd.	15,985	1,100,088

	Pharmaceuticals 1.0%
	Endo Pharmaceuticals Holdings, Inc. (a)	21,500	832,695
	Forest Laboratories, Inc. (a)	7,865	272,837
	Warner Chilcott PLC Class A (a)	225,270	3,786,789
	Watson Pharmaceuticals, Inc. (a)	18,735	1,256,369
			6,148,690
	Professional Services 1.2%
	Robert Half International, Inc.	120,540	3,652,362
	Towers Watson & Co. Class A	57,092	3,772,068
			7,424,430
	Real Estate Investment Trusts 4.6%
	Annaly Capital Management, Inc.	162,853	2,576,334
	Chimera Investment Corp.	361,321	1,022,538
	DDR Corp.	857	12,512
	Digital Realty Trust, Inc.	58,368	4,317,481
	Duke Realty Corp.	3,708	53,173
	Equity Residential	14,535	910,182
	Federal Realty Investment Trust	976	94,467
	HCP, Inc.	87,646	3,458,511
	Health Care REIT, Inc.	2,387	131,190
	Hospitality Properties Trust	140,331	3,714,562
	Host Hotels & Resorts, Inc.	196,976	3,234,346
	Rayonier, Inc.	93,195	4,108,968
	Taubman Centers, Inc.	55,655	4,060,032
	Ventas, Inc.	9,493	542,050
	Weingarten Realty Investors	1,342	35,469
			28,271,815
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. (a)	1,482	29,581

	Road & Rail 1.2%
	Con-way, Inc.	82,372	2,686,151
	Hertz Global Holdings, Inc. (a)	28,619	430,430
	J.B. Hunt Transport Services, Inc.	64,280	3,494,903
	Ryder System, Inc.	10,384	548,275
			7,159,759
	Semiconductors & Semiconductor Equipment 3.3%
	Avago Technologies, Ltd.	2,345	91,385
	Cypress Semiconductor Corp. (a)	3,866	60,426
	KLA-Tencor Corp.	25,089	1,365,343
	Lam Research Corp. (a)	3,492	155,813
	Marvell Technology Group, Ltd. (a)	287,066	4,515,548
	Maxim Integrated Products, Inc.	91,345	2,611,554
	Micron Technology, Inc. (a)	383,513	3,106,455
	Novellus Systems, Inc. (a)	59,258	2,957,567
	NVIDIA Corp. (a)	305,919	4,708,093
	ON Semiconductor Corp. (a)	93,383	841,381
			20,413,565
	Software 3.3%
	Autodesk, Inc. (a)	90,664	3,836,900
	BMC Software, Inc. (a)	53,179	2,135,669
	CA, Inc.	178,901	4,930,512
	Cadence Design Systems, Inc. (a)	319,097	3,778,108
	Intuit, Inc.	25,878	1,556,044
	Synopsys, Inc. (a)	131,818	4,041,540
			20,278,773
	Specialty Retail 5.2%
	Aaron's, Inc.	87,432	2,264,489
	Advance Auto Parts, Inc.	49,299	4,366,412
	AutoZone, Inc. (a)	1,591	591,534
	Best Buy Co., Inc.	79,708	1,887,485
	Chico's FAS, Inc.	203,673	3,075,462
	Dick's Sporting Goods, Inc.	9,644	463,684
	DSW, Inc. Class A	32,471	1,778,437
	Foot Locker, Inc.	135,591	4,210,101
	GameStop Corp. Class A	64,104	1,400,031
	Gap, Inc. (The)	79,545	2,079,306
	Limited Brands, Inc.	56	2,688
¤	O'Reilly Automotive, Inc. (a)	57,049	5,211,426
	PetSmart, Inc.	76,146	4,357,074
	Staples, Inc.	10,598	171,476
			31,859,605
	Textiles, Apparel & Luxury Goods 0.0%‡
	Ralph Lauren Corp.	1,356	236,391

	Thrifts & Mortgage Finance 0.0%‡
	Capitol Federal Financial, Inc.	22,606	268,107

	Tobacco 1.0%
¤	Lorillard, Inc.	45,752	5,923,969

	Trading Companies & Distributors 1.3%
	Fastenal Co.	7,456	403,370
	MSC Industrial Direct Co. Class A	15,995	1,332,064
¤	W.W. Grainger, Inc.	24,113	5,179,713
	WESCO International, Inc. (a)	14,434	942,684
			7,857,831
	Wireless Telecommunication Services 0.5%
	MetroPCS Communications, Inc. (a)	147,994	1,334,906
	NII Holdings, Inc. (a)	18,265	334,432
	Telephone & Data Systems, Inc.	57,645	1,334,482
	United States Cellular Corp. (a)	2,194	89,800
			3,093,620
	Total Common Stocks (Cost $536,011,842)		613,944,038

	Exchange Traded Funds 0.5% (b)
	S&P 500 Index - SPDR Trust Series 1	11,449	1,611,103
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	8,897	1,607,421

	Total Exchange Traded Funds (Cost $3,088,192)		3,218,524

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $187,968 (Collateralized by Federal Home Loan Bank security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $195,000 and a Market Value of $195,244)	$187,968	187,968

	Total Short-Term Investment (Cost $187,968)		187,968

	Total Investments (Cost $539,288,002) (c)	100.0%	617,350,530
	Other Assets, Less Liabilities	(0.0)‡	(121,847)

	Net Assets	100.0%	$617,228,683

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2012, cost is $547,885,184 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$82,956,835
Gross unrealized depreciation	(13,491,489)
Net unrealized appreciation	$69,465,346

The following abbreviation is used in the above portfolio:
SPDR -Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$613,944,038	$—	$—	$613,944,038
Exchange Traded Funds	3,218,524	—	—	3,218,524
Short-Term Investment
Repurchase Agreement	—	187,968	—	187,968
Total Investments in Securities	$617,162,562	$187,968	$—	$617,350,530

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 60.1%
MainStay 130/30 Core Fund Class I (a)	10,806,659	$88,074,270
MainStay 130/30 International Fund Class I (a)	2,786,648	18,559,076
MainStay Epoch Global Choice Fund Class I	128,150	2,058,090
MainStay Epoch International Small Cap Fund Class I	400,392	7,243,093
MainStay Epoch U.S. All Cap Fund Class I (a)	1,703,679	43,222,330
MainStay ICAP Equity Fund Class I (a)	1,360,314	54,194,929
MainStay ICAP International Fund Class I	638,402	18,673,272
MainStay MAP Fund Class I (a)	2,419,148	83,847,686
MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	636,910	6,216,399
MainStay VP ICAP Select Equity Portfolio Initial Class	523,012	7,143,374
MainStay VP International Equity Portfolio Initial Class	658,782	7,803,799
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,955,306	69,183,978
MainStay VP Mid Cap Core Portfolio Initial Class	729,052	9,312,823
MainStay VP S&P 500 Index Portfolio Initial Class	622,922	17,814,141
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	1,138,588	11,654,051
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,927,640	19,321,171
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	4,823	45,314

Total Equity Funds (Cost $425,191,000)		464,367,796

Fixed Income Funds 39.8%
MainStay High Yield Opportunities Fund Class I	426,792	4,937,986
MainStay Intermediate Term Bond Fund Class I	2,863,131	30,778,654
MainStay VP Bond Portfolio Initial Class (a)	6,597,420	99,402,631
MainStay VP Cash Management Portfolio Initial Class	22,531,141	22,530,623
MainStay VP Convertible Portfolio Initial Class	633,553	7,611,845
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	7,543,543	76,112,323
MainStay VP Floating Rate Portfolio Initial Class (a)	5,643,415	52,007,681
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,415,985	14,036,181

Total Fixed Income Funds (Cost $302,373,419)		307,417,924

Total Investments (Cost $727,564,419) (c)	99.9%	771,785,720
Other Assets, Less Liabilities	0.1	651,834

Net Assets	100.0%	$772,437,554

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2012, cost is $732,248,958 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$44,605,628
Gross unrealized depreciation	(5,068,866)
Net unrealized appreciation	$39,536,762

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$464,367,796	$ —	$—	$464,367,796
Fixed Income Funds	307,417,924	—	—	307,417,924
Total Investments	$771,785,720	$ —	$—	$771,785,720

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	10,795,424	$87,982,709
MainStay 130/30 International Fund Class I (a)	6,984,657	46,517,816
MainStay Epoch Global Choice Fund Class I (a)	1,234,403	19,824,516
MainStay Epoch International Small Cap Fund Class I	557,115	10,078,212
MainStay Epoch U.S. All Cap Fund Class I (a)	2,299,060	58,327,145
MainStay ICAP Equity Fund Class I (a)	1,514,319	60,330,452
MainStay ICAP International Fund Class I (a)	1,441,212	42,155,443
MainStay MAP Fund Class I (a)	4,308,664	149,338,282
MainStay VP Common Stock Portfolio Initial Class	158,475	2,855,683
MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	129,371	1,262,694
Mainstay VP Eagle Small Cap Growth Portfolio Initial Class (b)	282,565	2,842,273
MainStay VP ICAP Select Equity Portfolio Initial Class	1,166,395	15,930,797
MainStay VP International Equity Portfolio Initial Class (a)	936,081	11,088,618
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	6,093,107	106,577,192
MainStay VP Mid Cap Core Portfolio Initial Class (a)	5,676,060	72,505,260
MainStay VP S&P 500 Index Portfolio Initial Class	870,920	24,906,329
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	1,403,898	14,369,638
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,260,491	52,727,094
Mainstay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	1,034,566	9,719,864

Total Equity Funds (Cost $717,414,555)		789,340,017

Fixed Income Funds 20.1%
MainStay High Yield Opportunities Fund Class I	555,249	6,424,225
MainStay Intermediate Term Bond Fund Class I	140,794	1,513,536
MainStay VP Cash Management Portfolio Initial Class	24,236,193	24,235,636
MainStay VP Convertible Portfolio Initial Class	641,524	7,707,616
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	7,636,191	77,047,109
MainStay VP Floating Rate Portfolio Initial Class (a)	6,823,991	62,887,443
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,844,235	18,281,285

Total Fixed Income Funds (Cost $193,548,315)		198,096,850

Total Investments (Cost $910,962,870) (c)	100.0%	987,436,867
Other Assets, Less Liabilities	0.0 ‡	403,425

Net Assets	100.0%	$987,840,292

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2012, cost is $925,501,665 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$77,149,815
Gross unrealized depreciation	(15,214,613)
Net unrealized appreciation	$61,935,202

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$789,340,017	$—	$—	$789,340,017
Fixed Income Funds	198,096,850	—	—	198,096,850
Total Investments	$987,436,867	$—	$—	$987,436,867

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Principal Amount		Value
	Long-Term Bonds 114.9%†
	Asset-Backed Securities 4.6%
	Home Equity 0.7%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.392%, due 3/20/36 (a)		$2,164,900	$2,000,454

	Student Loans 3.9%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.582%, due 11/25/35 (a)		2,884,352	2,455,870
	Series 2005-FF8, Class A2D 0.622%, due 9/25/35 (a)		10,826,502	10,210,279
				12,666,149
	Total Asset-Backed Securities (Cost $14,596,304)			14,666,603

	Foreign Government Bonds 4.5%
	Australia 2.4%
¤	Australia Government Bond 3.00%, due 9/20/25	A$	4,900,000	6,551,159
	New South Wales Treasury Corp. 2.75%, due 11/20/25		1,100,000	1,368,142
				7,919,301
	Canada 1.3%
¤	Canadian Government Bond 4.25%, due 12/1/21	C$	2,904,960	4,115,522

	Spain 0.8%
	Instituto de Credito Oficial Series Reg S 2.567%, due 3/25/14 (a)		€2,000,000	2,593,230

	Total Foreign Government Bonds (Cost $14,841,124)			14,628,053

	Mortgage-Backed Securities 4.1%
	Whole Loan Collateral (Collateralized Mortgage Obligations) 4.1%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		$10,000,000	9,800,000
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.919%, due 1/25/35 (c)		3,781,617	3,567,316

	Total Mortgage-Backed Securities (Cost $13,323,549)			13,367,316

	U.S. Government & Federal Agencies 98.8%
¤	Federal Home Loan Mortgage Corp. 1.9%
	0.202%, due 3/21/13 (a)		6,000,000	6,003,594

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
	1.369%, due 6/1/43 (a)		1,104,003	1,111,518
	2.496%, due 11/1/34		1,973,221	2,103,790
	4.517%, due 12/1/36 (a)		2,255,725	2,375,436
				5,590,744
¤	United States Treasury Inflation Indexed Bonds 35.9%
	0.75%, due 2/15/42		12,535,375	11,948,757
	1.75%, due 1/15/28		27,080,500	32,295,609
	2.00%, due 1/15/26		28,584,000	35,031,035
	2.375%, due 1/15/25		28,893,600	36,753,555
				116,028,956
¤	United States Treasury Inflation Indexed Notes 59.3%
	0.125%, due 4/15/16		25,702,250	27,148,002
	0.125%, due 1/15/22		19,523,010	19,986,681
	0.50%, due 4/15/15		26,178,750	27,753,559
	0.625%, due 7/15/21		4,423,760	4,786,300
	1.125%, due 1/15/21 (d)		51,826,163	58,336,825
	1.25%, due 7/15/20		1,766,385	2,017,129
	3.00%, due 7/15/12 (d)		50,473,332	51,608,982
				191,637,478
	Total U.S. Government & Federal Agencies (Cost $319,987,923)			319,260,772

	Yankee Bonds 2.9% (e)
	Banks 2.9%
¤	Achmea Hypotheekbank N.V. 3.20%, due 11/3/14 (b)		3,465,000	3,621,992
¤	Dexia Credit Local S.A. 1.033%, due 4/29/14 (a)(b)		6,000,000	5,592,990

	Total Yankee Bonds (Cost $9,238,232)			9,214,982

	Total Long-Term Bonds (Cost $371,987,132)			371,137,726

	Short-Term Investments 0.2%
	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $717,804 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $735,000 and a Market Value of $735,919)		717,803	717,803
	Total Repurchase Agreement (Cost $717,803)			717,803

	U.S. Government 0.0%‡
	United States Treasury Bill 0.135%, due 9/27/12 (f)		100,000	99,933

	Total U.S. Government (Cost $99,928)			99,933

	Total Short-Term Investments (Cost $817,731)			817,736

	Total Investments (Cost $372,804,863) (g)		115.1%	371,955,462
	Other Assets, Less Liabilities		(15.1)	(48,705,606)

	Net Assets		100.0%	$323,249,856

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 31, 2012.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 31, 2012.
(d)	Represents a security, or a portion thereof, which is held as collateral for open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended March 31, 2012, was $39,308,139 at a weighted average interest rate of 0.21%.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Interest rate presented is yield to maturity.
(g)	As of March 31, 2012, cost is $372,804,863 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$502,089
Gross unrealized depreciation	(1,351,490)
Net unrealized depreciation	$(849,401)

The following abbreviations are used in the above portfolio:

A$	-Australian Dollar
C$	-Canadian Dollar
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,666,603	$—	$14,666,603
Foreign Government Bonds	—	14,628,053	—	14,628,053
Mortgage-Backed Securities	—	13,367,316	—	13,367,316
U.S. Government & Federal Agencies	—	319,260,772	—	319,260,772
Yankee Bonds	—	9,214,982	—	9,214,982
Total Long-Term Bonds	—	371,137,726	—	371,137,726
Short-Term Investments
Repurchase Agreement	—	717,803	—	717,803
U.S. Government	—	99,933	—	99,933
Total Short-Term Investments	—	817,736	—	817,736
Total Investments in Securities	—	371,955,462	$—	371,955,462
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	104,319	—	104,319
Total Investments in Securities and Other Financial Instruments	$—	$372,059,781	$—	$372,059,781

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(37,215)	$—	$(37,215)
Total Other Financial Instruments	$—	$(37,215)	$—	$(37,215)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/23/12	JPMorgan Chase Bank	AUD	146,000	USD	151,099	USD	(207)

	Counterparty		Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/23/12	JPMorgan Chase Bank	AUD	7,748,000		8,095,343		87,730
Canadian Dollar vs. U.S. Dollar, expiring 6/21/12	JPMorgan Chase Bank	CAD	4,178,000		4,198,324		16,589
Euro vs. U.S. Dollar, expiring 6/14/12	JPMorgan Chase Bank	EUR	1,972,000		2,594,026		(37,008)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	67,104

As of March 31, 2012, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	49,141	USD	51,498	USD	50,902
Canadian Dollar		CAD	409		412		410
Euro		EUR	15,706		20,980		20,947
Pound Sterling		GBP	23,804		37,661		38,075
Total				USD	110,551	USD	110,334

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments ††† March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.3% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	57,475	$4,274,416
	General Dynamics Corp.	27,502	2,018,097
	Goodrich Corp.	9,696	1,216,266
	Honeywell International, Inc.	59,760	3,648,348
	L-3 Communications Holdings, Inc.	7,629	539,904
	Lockheed Martin Corp.	20,547	1,846,353
	Northrop Grumman Corp.	19,471	1,189,289
	Precision Castparts Corp.	11,188	1,934,405
	Raytheon Co.	26,195	1,382,572
	Rockwell Collins, Inc.	11,455	659,350
	Textron, Inc.	21,553	599,820
	United Technologies Corp.	70,150	5,818,241
			25,127,061
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	12,590	824,519
	Expeditors International of Washington, Inc.	16,346	760,252
	FedEx Corp.	24,238	2,228,927
	United Parcel Service, Inc. Class B	73,892	5,964,562
			9,778,260
	Airlines 0.0%‡
	Southwest Airlines Co.	59,571	490,865

	Auto Components 0.3%
	BorgWarner, Inc. (a)	8,412	709,468
	Goodyear Tire & Rubber Co. (The) (a)	18,849	211,486
	Johnson Controls, Inc.	52,468	1,704,160
			2,625,114
	Automobiles 0.4%
	Ford Motor Co.	292,938	3,658,796
	Harley-Davidson, Inc.	17,616	864,593
			4,523,389
	Beverages 2.4%
	Beam, Inc.	12,079	707,467
	Brown-Forman Corp. Class B	7,656	638,434
	Coca-Cola Co. (The)	174,433	12,909,786
	Coca-Cola Enterprises, Inc.	23,147	662,004
	Constellation Brands, Inc. Class A (a)	13,235	312,214
	Dr. Pepper Snapple Group, Inc.	16,345	657,233
	Molson Coors Brewing Co. Class B	12,105	547,751
	PepsiCo., Inc.	121,055	8,031,999
			24,466,888
	Biotechnology 1.2%
	Amgen, Inc.	60,999	4,147,322
	Biogen Idec, Inc. (a)	18,399	2,317,722
	Celgene Corp. (a)	33,821	2,621,804
	Gilead Sciences, Inc. (a)	58,369	2,851,326
			11,938,174
	Building Products 0.0%‡
	Masco Corp.	27,538	368,183

	Capital Markets 1.9%
	Ameriprise Financial, Inc.	17,103	977,094
	Bank of New York Mellon Corp. (The)	92,858	2,240,664
	BlackRock, Inc.	7,736	1,585,106
	Charles Schwab Corp. (The)	83,289	1,196,863
	E*TRADE Financial Corp. (a)	19,571	214,302
	Federated Investors, Inc. Class B	7,117	159,492
	Franklin Resources, Inc.	10,985	1,362,470
	Goldman Sachs Group, Inc. (The)	38,144	4,743,969
	Invesco, Ltd.	34,387	917,101
	Legg Mason, Inc.	9,585	267,709
	Morgan Stanley	117,426	2,306,247
	Northern Trust Corp.	18,584	881,811
	State Street Corp.	37,600	1,710,800
	T. Rowe Price Group, Inc.	19,537	1,275,766
			19,839,394
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	16,232	1,490,098
	Airgas, Inc.	5,297	471,274
	CF Industries Holdings, Inc.	5,046	921,652
	Dow Chemical Co. (The)	91,361	3,164,745
	E.I. du Pont de Nemours & Co.	71,852	3,800,971
	Eastman Chemical Co.	10,557	545,691
	Ecolab, Inc.	22,449	1,385,552
	FMC Corp.	5,383	569,845
	International Flavors & Fragrances, Inc.	6,237	365,488
	Monsanto Co.	41,266	3,291,376
	Mosaic Co. (The)	22,952	1,269,016
	PPG Industries, Inc.	11,716	1,122,393
	Praxair, Inc.	23,000	2,636,720
	Sherwin-Williams Co. (The)	6,664	724,177
	Sigma-Aldrich Corp.	9,305	679,823
			22,438,821
	Commercial Banks 2.8%
	BB&T Corp.	53,738	1,686,836
	Comerica, Inc.	15,232	492,908
	Fifth Third Bancorp	70,899	996,131
	First Horizon National Corp.	19,761	205,119
	Huntington Bancshares, Inc.	66,621	429,705
	KeyCorp	73,452	624,342
	M&T Bank Corp.	9,743	846,472
	PNC Financial Services Group, Inc.	40,662	2,622,292
	Regions Financial Corp.	108,444	714,646
	SunTrust Banks, Inc.	41,030	991,695
	U.S. Bancorp	147,282	4,665,894
¤	Wells Fargo & Co.	406,428	13,875,452
	Zions Bancorp.	14,193	304,582
			28,456,074
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	8,202	247,126
	Cintas Corp.	8,499	332,481
	Iron Mountain, Inc.	13,186	379,757
	Pitney Bowes, Inc.	15,398	270,697
	R.R. Donnelley & Sons Co.	13,758	170,462
	Republic Services, Inc.	24,245	740,927
	Stericycle, Inc. (a)	6,533	546,420
	Waste Management, Inc.	35,560	1,243,177
			3,931,047
	Communications Equipment 2.2%
	Cisco Systems, Inc.	415,114	8,779,661
	F5 Networks, Inc. (a)	6,104	823,796
	Harris Corp.	8,777	395,667
	JDS Uniphase Corp. (a)	17,715	256,690
	Juniper Networks, Inc. (a)	40,569	928,219
	Motorola Mobility Holdings, Inc. (a)	20,316	797,200
	Motorola Solutions, Inc.	22,677	1,152,672
	QUALCOMM, Inc.	130,364	8,867,359
			22,001,264
	Computers & Peripherals 5.5%
¤	Apple, Inc. (a)	71,861	43,078,514
	Dell, Inc. (a)	117,694	1,953,721
	EMC Corp. (a)	158,239	4,728,181
	Hewlett-Packard Co.	152,323	3,629,857
	Lexmark International, Inc. Class A	5,460	181,490
	NetApp, Inc. (a)	27,977	1,252,530
	SanDisk Corp. (a)	18,682	926,440
	Western Digital Corp. (a)	18,030	746,262
			56,496,995
	Construction & Engineering 0.2%
	Fluor Corp.	13,026	782,081
	Jacobs Engineering Group, Inc. (a)	9,904	439,441
	Quanta Services, Inc. (a)	16,288	340,419
			1,561,941
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,962	425,676

	Consumer Finance 0.9%
	American Express Co.	78,217	4,525,635
	Capital One Financial Corp.	42,655	2,377,590
	Discover Financial Services	40,849	1,361,906
	SLM Corp.	39,255	618,659
			8,883,790
	Containers & Packaging 0.1%
	Ball Corp.	12,033	515,975
	Bemis Co., Inc.	7,946	256,576
	Owens-Illinois, Inc. (a)	12,672	295,764
	Sealed Air Corp.	14,802	285,827
			1,354,142
	Distributors 0.1%
	Genuine Parts Co.	12,006	753,377

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	8,669	334,970
	DeVry, Inc.	4,604	155,938
	H&R Block, Inc.	22,575	371,810
			862,718
	Diversified Financial Services 3.3%
	Bank of America Corp.	827,185	7,916,160
	Citigroup, Inc.	225,723	8,250,176
	CME Group, Inc. Class A	5,121	1,481,659
	IntercontinentalExchange, Inc. (a)	5,595	768,865
	JPMorgan Chase & Co.	294,218	13,528,143
	Leucadia National Corp.	15,269	398,521
	Moody's Corp.	15,118	636,468
	NASDAQ OMX Group, Inc. (The) (a)	9,622	249,210
	NYSE Euronext	19,908	597,439
			33,826,641
	Diversified Telecommunication Services 2.5%
¤	AT&T, Inc.	456,951	14,270,580
	CenturyLink, Inc.	47,756	1,845,769
	Frontier Communications Corp.	76,692	319,806
	Verizon Communications, Inc.	218,544	8,354,937
	Windstream Corp.	45,202	529,315
			25,320,407
	Electric Utilities 1.8%
	American Electric Power Co., Inc.	37,259	1,437,452
	Duke Energy Corp.	102,957	2,163,127
	Edison International	25,111	1,067,469
	Entergy Corp.	13,613	914,794
	Exelon Corp.	65,598	2,572,098
	FirstEnergy Corp.	32,233	1,469,502
	NextEra Energy, Inc.	32,079	1,959,385
	Northeast Utilities	13,658	506,985
	Pepco Holdings, Inc.	17,543	331,387
	Pinnacle West Capital Corp.	8,421	403,366
	PPL Corp.	44,644	1,261,639
	Progress Energy, Inc.	22,754	1,208,465
	Southern Co.	66,790	3,000,875
			18,296,544
	Electrical Equipment 0.5%
	Cooper Industries PLC	12,217	781,277
	Emerson Electric Co.	56,606	2,953,701
	Rockwell Automation, Inc.	10,975	874,708
	Roper Industries, Inc.	7,468	740,527
			5,350,213
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	12,589	752,444
	Corning, Inc.	117,297	1,651,542
	FLIR Systems, Inc.	11,873	300,506
	Jabil Circuit, Inc.	14,211	356,980
	Molex, Inc.	10,583	297,594
	TE Connectivity, Ltd.	32,847	1,207,127
			4,566,193
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	33,725	1,414,426
	Cameron International Corp. (a)	18,974	1,002,396
	Diamond Offshore Drilling, Inc.	5,358	357,647
	FMC Technologies, Inc. (a)	18,427	929,089
	Halliburton Co.	71,138	2,361,070
	Helmerich & Payne, Inc.	8,277	446,544
	Nabors Industries, Ltd. (a)	22,250	389,153
	National-Oilwell Varco, Inc.	32,697	2,598,431
	Noble Corp. (a)	19,436	728,267
	Rowan Cos., Inc. (a)	9,525	313,658
	Schlumberger, Ltd.	102,799	7,188,734
			17,729,415
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	33,522	3,043,798
	CVS Caremark Corp.	100,379	4,496,979
	Kroger Co. (The)	44,300	1,073,389
	Safeway, Inc.	20,656	417,458
	SUPERVALU, Inc.	16,360	93,416
	Sysco Corp.	45,055	1,345,342
	Wal-Mart Stores, Inc.	134,617	8,238,560
	Walgreen Co.	67,324	2,254,681
	Whole Foods Market, Inc.	12,510	1,040,832
			22,004,455
	Food Products 1.7%
	Archer-Daniels-Midland Co.	50,994	1,614,470
	Campbell Soup Co.	13,757	465,674
	ConAgra Foods, Inc.	31,799	835,042
	Dean Foods Co. (a)	14,200	171,962
	General Mills, Inc.	49,686	1,960,113
	H.J. Heinz Co.	24,655	1,320,275
	Hershey Co. (The)	11,820	724,920
	Hormel Foods Corp.	10,582	312,381
	J.M. Smucker Co. (The)	8,738	710,924
	Kellogg Co.	18,994	1,018,648
	Kraft Foods, Inc. Class A	136,284	5,180,155
	McCormick & Co., Inc.	10,255	558,180
	Mead Johnson Nutrition Co.	15,697	1,294,688
	Sara Lee Corp.	45,596	981,682
	Tyson Foods, Inc. Class A	22,466	430,224
			17,579,338
	Gas Utilities 0.1%
	AGL Resources, Inc.	9,025	353,960
	ONEOK, Inc.	8,007	653,852
			1,007,812
	Health Care Equipment & Supplies 1.7%
	Baxter International, Inc.	43,188	2,581,779
	Becton, Dickinson & Co.	16,193	1,257,386
	Boston Scientific Corp. (a)	111,861	668,929
	C.R. Bard, Inc.	6,479	639,607
	CareFusion Corp. (a)	17,323	449,185
	Covidien PLC	37,253	2,036,994
	DENTSPLY International, Inc.	10,948	439,343
	Edwards Lifesciences Corp. (a)	8,862	644,533
	Intuitive Surgical, Inc. (a)	3,029	1,640,961
	Medtronic, Inc.	80,202	3,143,116
	St. Jude Medical, Inc.	24,699	1,094,413
	Stryker Corp.	24,962	1,384,892
	Varian Medical Systems, Inc. (a)	8,708	600,504
	Zimmer Holdings, Inc.	13,729	882,500
			17,464,142
	Health Care Providers & Services 2.0%
	Aetna, Inc.	27,007	1,354,671
	AmerisourceBergen Corp.	19,872	788,521
	Cardinal Health, Inc.	26,643	1,148,580
	CIGNA Corp.	22,083	1,087,588
	Coventry Health Care, Inc.	10,882	387,073
	DaVita, Inc. (a)	7,222	651,208
	Express Scripts, Inc. (a)	37,364	2,024,381
	Humana, Inc.	12,644	1,169,317
	Laboratory Corp. of America Holdings (a)	7,492	685,818
	McKesson Corp.	18,968	1,664,821
	Medco Health Solutions, Inc. (a)	29,914	2,102,954
	Patterson Cos., Inc.	6,748	225,383
	Quest Diagnostics, Inc.	12,204	746,274
	Tenet Healthcare Corp. (a)	31,600	167,796
	UnitedHealth Group, Inc.	80,539	4,746,969
	WellPoint, Inc.	25,800	1,904,040
			20,855,394
	Health Care Technology 0.1%
	Cerner Corp. (a)	11,247	856,572

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	34,909	1,119,881
	Chipotle Mexican Grill, Inc. Class A (a)	2,409	1,006,962
	Darden Restaurants, Inc.	9,900	506,484
	International Game Technology	22,929	384,978
	Marriott International, Inc. Class A	20,586	779,180
	McDonald's Corp.	78,504	7,701,242
	Starbucks Corp.	58,067	3,245,365
	Starwood Hotels & Resorts Worldwide, Inc.	15,115	852,637
	Wyndham Worldwide Corp.	11,249	523,191
	Wynn Resorts, Ltd.	6,121	764,390
	Yum! Brands, Inc.	35,486	2,525,894
			19,410,204
	Household Durables 0.2%
	D.R. Horton, Inc.	21,491	326,018
	Harman International Industries, Inc.	5,409	253,195
	Leggett & Platt, Inc.	10,792	248,324
	Lennar Corp. Class A	12,509	339,995
	Newell Rubbermaid, Inc.	22,228	395,881
	Pulte Group, Inc. (a)	25,950	229,658
	Whirlpool Corp.	5,905	453,858
			2,246,929
	Household Products 2.0%
	Clorox Co. (The)	10,004	687,775
	Colgate-Palmolive Co.	36,963	3,614,242
	Kimberly-Clark Corp.	30,343	2,242,044
¤	Procter & Gamble Co. (The)	212,292	14,268,146
			20,812,207
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	49,586	648,089
	NRG Energy, Inc. (a)	17,549	274,993
			923,082
	Industrial Conglomerates 2.5%
	3M Co.	53,531	4,775,500
	Danaher Corp.	44,095	2,469,320
¤	General Electric Co.	815,537	16,367,828
	Tyco International, Ltd.	35,528	1,995,963
			25,608,611
	Insurance 3.4%
	ACE, Ltd.	25,986	1,902,175
	Aflac, Inc.	36,001	1,655,686
	Allstate Corp. (The)	38,405	1,264,293
	American International Group, Inc. (a)	41,468	1,278,458
	AON Corp.	25,063	1,229,591
	Assurant, Inc.	6,744	273,132
	Berkshire Hathaway, Inc. Class B (a)	135,511	10,996,718
	Chubb Corp. (The)	20,897	1,444,192
	Cincinnati Financial Corp.	12,508	431,651
	Genworth Financial, Inc. Class A (a)	37,873	315,103
	Hartford Financial Services Group, Inc. (The)	33,931	715,265
	Lincoln National Corp.	22,454	591,887
	Loews Corp.	23,548	938,859
	Marsh & McLennan Cos., Inc.	41,883	1,373,344
	MetLife, Inc.	81,724	3,052,391
	Principal Financial Group, Inc.	23,234	685,635
	Progressive Corp. (The)	47,131	1,092,497
	Prudential Financial, Inc.	36,225	2,296,303
	Torchmark Corp.	7,722	384,942
	Travelers Cos., Inc. (The)	30,296	1,793,523
	Unum Group	22,399	548,327
	XL Group PLC	24,330	527,718
			34,791,690
	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	28,059	5,682,228
	Expedia, Inc.	7,313	244,547
	Netflix, Inc. (a)	4,271	491,336
	Priceline.com, Inc. (a)	3,838	2,753,765
	TripAdvisor, Inc. (a)	7,303	260,498
			9,432,374
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	13,704	502,937
	eBay, Inc. (a)	88,277	3,256,538
	Google, Inc. Class A (a)	19,546	12,533,677
	VeriSign, Inc.	12,295	471,390
	Yahoo!, Inc. (a)	93,548	1,423,801
			18,188,343
	IT Services 3.8%
	Accenture PLC Class A	49,883	3,217,454
	Automatic Data Processing, Inc.	37,811	2,086,789
	Cognizant Technology Solutions Corp. Class A (a)	23,382	1,799,245
	Computer Sciences Corp.	11,952	357,843
	Fidelity National Information Services, Inc.	18,075	598,644
	Fiserv, Inc. (a)	10,682	741,224
¤	International Business Machines Corp.	89,302	18,632,862
	MasterCard, Inc. Class A	8,191	3,444,643
	Paychex, Inc.	24,860	770,412
	SAIC, Inc. (a)	21,302	281,186
	Teradata Corp. (a)	12,902	879,271
	Total System Services, Inc.	12,374	285,468
	Visa, Inc. Class A	38,340	4,524,120
	Western Union Co. (The)	47,811	841,474
			38,460,635
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,923	327,653
	Mattel, Inc.	26,128	879,468
			1,207,121
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	26,793	1,192,556
	Life Technologies Corp. (a)	13,740	670,787
	PerkinElmer, Inc.	8,745	241,887
	Thermo Fisher Scientific, Inc.	28,198	1,589,803
	Waters Corp. (a)	6,864	636,018
			4,331,051
	Machinery 2.0%
	Caterpillar, Inc.	49,908	5,316,200
	Cummins, Inc.	14,793	1,775,752
	Deere & Co.	30,970	2,505,473
	Dover Corp.	14,155	890,916
	Eaton Corp.	25,797	1,285,464
	Flowserve Corp.	4,200	485,142
	Illinois Tool Works, Inc.	37,286	2,129,776
	Ingersoll-Rand PLC	22,920	947,742
	Joy Global, Inc.	8,156	599,466
	PACCAR, Inc.	27,506	1,288,106
	Pall Corp.	8,895	530,409
	Parker Hannifin Corp.	11,631	983,401
	Snap-On, Inc.	4,501	274,426
	Stanley Black & Decker, Inc.	13,068	1,005,713
	Xylem, Inc.	14,237	395,077
			20,413,063
	Media 3.1%
	Cablevision Systems Corp. Class A	16,702	245,185
	CBS Corp. Class B	50,027	1,696,416
	Comcast Corp. Class A	207,828	6,236,918
	DIRECTV Class A (a)	52,122	2,571,700
	Discovery Communications, Inc. Class A (a)	19,925	1,008,205
	Gannett Co., Inc.	18,261	279,941
	Interpublic Group of Cos., Inc. (The)	34,383	392,310
	McGraw-Hill Cos., Inc. (The)	21,426	1,038,518
	News Corp. Class A	165,896	3,266,492
	Omnicom Group, Inc.	21,026	1,064,967
	Scripps Networks Interactive Class A	7,358	358,261
	Time Warner Cable, Inc.	24,208	1,972,952
	Time Warner, Inc.	74,734	2,821,209
	Viacom, Inc. Class B	41,631	1,975,807
	Walt Disney Co. (The)	138,144	6,047,944
	Washington Post Co. Class B	370	138,221
			31,115,046
	Metals & Mining 0.8%
	Alcoa, Inc.	82,169	823,333
	Allegheny Technologies, Inc.	8,224	338,582
	Cliffs Natural Resources, Inc.	10,946	758,120
	Freeport-McMoRan Copper & Gold, Inc.	73,057	2,779,088
	Newmont Mining Corp.	38,156	1,956,258
	Nucor Corp.	24,424	1,049,011
	Titanium Metals Corp.	6,346	86,052
	United States Steel Corp.	11,099	325,978
			8,116,422
	Multi-Utilities 1.3%
	Ameren Corp.	18,701	609,279
	CenterPoint Energy, Inc.	32,839	647,585
	CMS Energy Corp.	19,829	436,238
	Consolidated Edison, Inc.	22,573	1,318,715
	Dominion Resources, Inc.	43,942	2,250,270
	DTE Energy Co.	13,057	718,527
	Integrys Energy Group, Inc.	6,034	319,742
	NiSource, Inc.	21,749	529,588
	PG&E Corp.	31,762	1,378,788
	Public Service Enterprise Group, Inc.	39,003	1,193,882
	SCANA Corp.	8,938	407,662
	Sempra Energy	18,543	1,111,838
	TECO Energy, Inc.	16,633	291,909
	Wisconsin Energy Corp.	17,763	624,902
	Xcel Energy, Inc.	37,522	993,207
			12,832,132
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	5,056	217,509
	Dollar Tree, Inc. (a)	9,174	866,851
	Family Dollar Stores, Inc.	9,077	574,393
	J.C. Penney Co., Inc.	11,149	395,009
	Kohl's Corp.	19,533	977,236
	Macy's, Inc.	31,924	1,268,341
	Nordstrom, Inc.	12,320	686,470
	Sears Holdings Corp. (a)	2,949	195,371
	Target Corp.	51,762	3,016,172
			8,197,352
	Office Electronics 0.1%
	Xerox Corp.	102,653	829,436

	Oil, Gas & Consumable Fuels 9.1%
	Alpha Natural Resources, Inc. (a)	16,958	257,931
	Anadarko Petroleum Corp.	38,416	3,009,509
	Apache Corp.	29,621	2,975,133
	Cabot Oil & Gas Corp.	16,172	504,081
	Chesapeake Energy Corp.	51,061	1,183,083
¤	Chevron Corp.	152,372	16,340,373
	ConocoPhillips	98,631	7,496,942
	CONSOL Energy, Inc.	17,503	596,852
	Denbury Resources, Inc. (a)	30,081	548,377
	Devon Energy Corp.	31,145	2,215,032
	El Paso Corp.	59,567	1,760,205
	EOG Resources, Inc.	20,739	2,304,103
	EQT Corp.	11,522	555,476
¤	ExxonMobil Corp.	363,265	31,505,974
	Hess Corp.	23,321	1,374,773
	Marathon Oil Corp.	54,254	1,719,852
	Marathon Petroleum Corp.	26,792	1,161,701
	Murphy Oil Corp.	14,943	840,843
	Newfield Exploration Co. (a)	10,211	354,118
	Noble Energy, Inc.	13,637	1,333,426
	Occidental Petroleum Corp.	62,511	5,952,923
	Peabody Energy Corp.	20,984	607,697
	Pioneer Natural Resources Co.	9,500	1,060,105
	QEP Resources, Inc.	13,680	417,240
	Range Resources Corp.	12,166	707,331
	Southwestern Energy Co. (a)	26,902	823,201
	Spectra Energy Corp.	50,187	1,583,400
	Sunoco, Inc.	8,233	314,089
	Tesoro Corp. (a)	10,714	287,564
	Valero Energy Corp.	42,781	1,102,466
	Williams Cos., Inc.	45,642	1,406,230
	WPX Energy, Inc. (a)	15,309	275,715
			92,575,745
	Paper & Forest Products 0.2%
	International Paper Co.	33,688	1,182,449
	MeadWestvaco Corp.	13,176	416,230
			1,598,679
	Personal Products 0.2%
	Avon Products, Inc.	33,215	643,043
	Estee Lauder Cos., Inc. (The) Class A	17,331	1,073,482
			1,716,525
	Pharmaceuticals 5.6%
	Abbott Laboratories	121,187	7,427,551
	Allergan, Inc.	23,465	2,239,265
	Bristol-Myers Squibb Co.	130,109	4,391,179
	Eli Lilly & Co.	78,704	3,169,410
	Forest Laboratories, Inc. (a)	20,466	709,966
	Hospira, Inc. (a)	12,697	474,741
¤	Johnson & Johnson	211,573	13,955,355
	Merck & Co., Inc.	234,613	9,009,139
	Mylan, Inc. (a)	32,905	771,622
	Perrigo Co.	7,191	742,902
	Pfizer, Inc.	581,022	13,165,959
	Watson Pharmaceuticals, Inc. (a)	9,801	657,255
			56,714,344
	Professional Services 0.1%
	Dun & Bradstreet Corp.	3,678	311,637
	Equifax, Inc.	9,237	408,830
	Robert Half International, Inc.	10,955	331,936
			1,052,403
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	30,345	1,912,342
	Apartment Investment & Management Co. Class A	9,337	246,590
	AvalonBay Communities, Inc.	7,338	1,037,226
	Boston Properties, Inc.	11,428	1,199,826
	Equity Residential	23,141	1,449,089
	HCP, Inc.	31,563	1,245,476
	Health Care REIT, Inc.	16,207	890,737
	Host Hotels & Resorts, Inc.	54,534	895,448
	Kimco Realty Corp.	31,367	604,128
	Plum Creek Timber Co., Inc.	12,440	517,006
	ProLogis, Inc.	35,375	1,274,208
	Public Storage	10,957	1,513,929
	Simon Property Group, Inc.	23,604	3,438,631
	Ventas, Inc.	22,268	1,271,503
	Vornado Realty Trust	14,265	1,201,113
	Weyerhaeuser Co.	41,350	906,392
			19,603,644
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	25,276	504,509

	Road & Rail 0.7%
	CSX Corp.	81,102	1,745,315
	Norfolk Southern Corp.	25,445	1,675,044
	Ryder System, Inc.	3,944	208,243
	Union Pacific Corp.	37,001	3,976,868
			7,605,470
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	45,221	362,672
	Altera Corp.	24,847	989,408
	Analog Devices, Inc.	22,955	927,382
	Applied Materials, Inc.	99,512	1,237,929
	Broadcom Corp. Class A (a)	37,805	1,485,736
	First Solar, Inc. (a)	4,533	113,552
	Intel Corp.	385,060	10,824,037
	KLA-Tencor Corp.	12,851	699,351
	Linear Technology Corp.	17,649	594,771
	LSI Corp. (a)	43,684	379,177
	Microchip Technology, Inc.	14,803	550,672
	Micron Technology, Inc. (a)	76,135	616,694
	Novellus Systems, Inc. (a)	5,444	271,710
	NVIDIA Corp. (a)	47,065	724,330
	Teradyne, Inc. (a)	14,371	242,726
	Texas Instruments, Inc.	88,247	2,965,982
	Xilinx, Inc.	20,181	735,194
			23,721,323
	Software 3.6%
	Adobe Systems, Inc. (a)	38,059	1,305,804
	Autodesk, Inc. (a)	17,411	736,833
	BMC Software, Inc. (a)	12,658	508,345
	CA, Inc.	28,073	773,692
	Citrix Systems, Inc. (a)	14,303	1,128,650
	Electronic Arts, Inc. (a)	25,541	420,916
	Intuit, Inc.	22,730	1,366,755
¤	Microsoft Corp.	575,570	18,562,132
	Oracle Corp.	302,141	8,810,432
	Red Hat, Inc. (a)	14,886	891,522
	Salesforce.com, Inc. (a)	10,482	1,619,574
	Symantec Corp. (a)	56,221	1,051,333
			37,175,988
	Specialty Retail 2.0%
	Abercrombie & Fitch Co. Class A	6,600	327,426
	AutoNation, Inc. (a)	3,265	112,022
	AutoZone, Inc. (a)	2,101	781,152
	Bed Bath & Beyond, Inc. (a)	18,248	1,200,171
	Best Buy Co., Inc.	21,870	517,882
	Carmax, Inc. (a)	17,464	605,128
	GameStop Corp. Class A	10,515	229,648
	Gap, Inc. (The)	25,592	668,975
	Home Depot, Inc. (The)	118,814	5,977,532
	Limited Brands, Inc.	18,958	909,984
	Lowe's Cos., Inc.	95,648	3,001,434
	O'Reilly Automotive, Inc. (a)	9,813	896,418
	Ross Stores, Inc.	17,622	1,023,838
	Staples, Inc.	53,497	865,581
	Tiffany & Co.	9,785	676,437
	TJX Cos., Inc.	58,135	2,308,541
	Urban Outfitters, Inc. (a)	8,558	249,123
			20,351,292
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	22,179	1,713,993
	NIKE, Inc. Class B	28,296	3,068,418
	Ralph Lauren Corp.	4,981	868,338
	VF Corp.	6,734	983,029
			6,633,778
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	40,661	297,232
	People's United Financial, Inc.	27,683	366,523
			663,755
	Tobacco 1.9%
	Altria Group, Inc.	157,667	4,867,180
	Lorillard, Inc.	10,174	1,317,330
	Philip Morris International, Inc.	132,711	11,759,522
	Reynolds American, Inc.	25,755	1,067,287
			19,011,319
	Trading Companies & Distributors 0.2%
	Fastenal Co.	22,758	1,231,208
	W.W. Grainger, Inc.	4,701	1,009,822
			2,241,030
	Wireless Telecommunication Services 0.2%
	Crown Castle International Corp. (a)	19,289	1,028,875
	MetroPCS Communications, Inc. (a)	22,631	204,132
	Sprint Nextel Corp. (a)	231,020	658,407
			1,891,414

	Total Common Stocks (Cost $542,729,851)		981,157,215	(b)
		Principal Amount	Value
	Short-Term Investments 3.6%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $97,265 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.12% and a maturity date of 12/15/14, with a Principal Amount of $100,000 and a Market Value of $100,500)	$97,265	97,265

	Total Repurchase Agreement (Cost $97,265)		97,265

	U.S. Government 3.6%
	United States Treasury Bills
	0.048%, due 4/5/12 (d)	32,700,000	32,699,783
	0.069%, due 4/5/12 (d)	400,000	399,996
	0.076%, due 7/5/12 (d)	400,000	399,924
	0.49%, due 4/26/12 (c)(d)	3,700,000	3,699,870

	Total U.S. Government (Cost $37,199,569)		37,199,573

	Total Short-Term Investments (Cost $37,296,834)		37,296,838

	Total Investments (Cost $580,026,685)	99.9%	1,018,454,053
	Other Assets, Less Liabilities	0.1	723,293

	Net Assets	100.0%	$1,019,177,346

		Contracts Long	Unrealized Appreciation (Depreciation)(e)
	Futures Contracts 0.0% ‡
	Standard & Poor's 500 Index Mini June 2012	531	$383,545

	Total Futures Contracts (Settlement Value $37,254,960) (b)		$383,545

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(d)	Interest rate presented is yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2012.
(f)	As of March 31, 2012, cost is $606,171,740 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$478,493,316
	Gross unrealized depreciation	(66,211,003)
	Net unrealized appreciation	$412,282,313

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$981,157,215	$—	$—	$981,157,215
Short-Term Investments
Repurchase Agreement	—	97,265	—	97,265
U.S. Government	—	37,199,573	—	37,199,573
Total Short-Term Investments	—	37,296,838	—	37,296,838
Total Investments in Securities	981,157,215	37,296,838	—	1,018,454,053
Other Financial Instruments
Futures Contracts Long (b)	383,545	—	—	383,545
Total Investments in Securities and Other Financial Instruments	$981,540,760	$37,296,838	$—	$1,018,837,598

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2012
Common Stocks
Specialty Retail	$21	$-	$(5,969)	$9,171	$-	$(3,223)	$-	$-	$-	$-
Convertible Preferred Stocks
Specialty Retail	21	-	(222)	259		(58)	-	-	$-	-
Total	$42	$-	$(6,191)	$9,430	$-	$(3,281)	$-	$-	$-	$-

MainStay VP T. Rowe Price Equity Income Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 95.4% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	50,800	$3,777,996
	Honeywell International, Inc.	83,800	5,115,990
	Lockheed Martin Corp.	26,100	2,345,346
			11,239,332
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	57,600	4,649,472

	Airlines 0.4%
	United Continental Holdings, Inc. (a)	80,600	1,732,900

	Automobiles 0.8%
	General Motors Co. (a)	44,800	1,149,120
	Harley-Davidson, Inc.	50,800	2,493,264
			3,642,384
	Beverages 1.3%
	Beam, Inc.	4,300	251,851
	Molson Coors Brewing Co. Class B	38,000	1,719,500
	PepsiCo., Inc.	56,900	3,775,315
			5,746,666
	Biotechnology 0.7%
	Amgen, Inc.	49,500	3,365,505

	Building Products 0.7%
	Fortune Brands Home & Security, Inc. (a)	11,200	247,184
	Masco Corp.	137,100	1,833,027
	USG Corp. (a)	56,800	976,960
			3,057,171
	Capital Markets 2.6%
	Bank of New York Mellon Corp. (The)	111,100	2,680,843
	Legg Mason, Inc.	107,700	3,008,061
	Morgan Stanley	71,900	1,412,116
	Northern Trust Corp.	85,400	4,052,230
	Och-Ziff Capital Management Group LLC Class A	65,500	607,840
			11,761,090
	Chemicals 2.0%
	E.I. du Pont de Nemours & Co.	45,200	2,391,080
	International Flavors & Fragrances, Inc.	31,800	1,863,480
	Monsanto Co.	56,400	4,498,464
			8,753,024
	Commercial Banks 5.5%
	PNC Financial Services Group, Inc.	62,500	4,030,625
	Regions Financial Corp.	209,000	1,377,310
	SunTrust Banks, Inc.	137,900	3,333,043
¤	U.S. Bancorp	232,400	7,362,432
¤	Wells Fargo & Co.	252,800	8,630,592
			24,734,002
	Commercial Services & Supplies 0.3%
	Avery Dennison Corp.	51,800	1,560,734

	Communications Equipment 2.1%
	Cisco Systems, Inc.	185,300	3,919,095
	Harris Corp.	100,400	4,526,032
	Nokia Oyj, Sponsored ADR (b)	142,400	781,776
			9,226,903
	Computers & Peripherals 0.7%
	Hewlett-Packard Co.	138,100	3,290,923

	Construction Materials 0.7%
	Vulcan Materials Co.	72,900	3,115,017

	Consumer Finance 3.4%
¤	American Express Co.	156,100	9,031,946
	Capital One Financial Corp.	53,700	2,993,238
	SLM Corp.	199,800	3,148,848
			15,174,032
	Distributors 0.5%
	Genuine Parts Co.	37,100	2,328,025

	Diversified Consumer Services 0.2%
	H&R Block, Inc.	47,200	777,384

	Diversified Financial Services 4.2%
	Bank of America Corp.	468,800	4,486,416
¤	JPMorgan Chase & Co.	272,500	12,529,550
	NYSE Euronext	68,300	2,049,683
			19,065,649
	Diversified Telecommunication Services 3.5%
¤	AT&T, Inc.	248,000	7,745,040
	CenturyLink, Inc.	66,200	2,558,630
	Telefonica S.A.	94,903	1,554,938
	Verizon Communications, Inc.	95,000	3,631,850
			15,490,458
	Electric Utilities 4.5%
	Duke Energy Corp.	120,400	2,529,604
	Entergy Corp.	69,400	4,663,680
	Exelon Corp.	110,200	4,320,942
	FirstEnergy Corp.	42,900	1,955,811
	Pinnacle West Capital Corp.	46,400	2,222,560
	PPL Corp.	47,700	1,348,002
	Progress Energy, Inc.	60,300	3,202,533
			20,243,132
	Electrical Equipment 1.8%
	Cooper Industries PLC	67,200	4,297,440
	Emerson Electric Co.	73,700	3,845,666
			8,143,106
	Electronic Equipment & Instruments 0.5%
	Corning, Inc.	151,800	2,137,344

	Energy Equipment & Services 1.6%
	Diamond Offshore Drilling, Inc.	52,200	3,484,350
	Schlumberger, Ltd.	53,600	3,748,248
			7,232,598
	Food Products 2.7%
	Archer-Daniels-Midland Co.	109,800	3,476,268
	Campbell Soup Co.	112,600	3,811,510
	ConAgra Foods, Inc.	103,000	2,704,780
	Hershey Co. (The)	4,400	269,852
	McCormick & Co., Inc.	35,200	1,915,936
			12,178,346
	Health Care Providers & Services 0.6%
	Quest Diagnostics, Inc.	41,800	2,556,070

	Hotels, Restaurants & Leisure 0.9%
	Carnival Corp.	61,700	1,979,336
	Marriott International, Inc. Class A	57,000	2,157,450
			4,136,786
	Household Durables 1.1%
	Whirlpool Corp.	64,400	4,949,784

	Household Products 2.1%
	Clorox Co. (The)	61,500	4,228,125
	Kimberly-Clark Corp.	67,300	4,972,797
			9,200,922
	Industrial Conglomerates 4.0%
	3M Co.	69,600	6,209,016
¤	General Electric Co.	593,800	11,917,566
			18,126,582
	Insurance 4.0%
	Allstate Corp. (The)	148,400	4,885,328
	Chubb Corp. (The)	27,800	1,921,258
	Lincoln National Corp.	94,600	2,493,656
	Loews Corp.	33,200	1,323,684
	Marsh & McLennan Cos., Inc.	144,700	4,744,713
	Sun Life Financial, Inc.	75,300	1,783,857
	XL Group PLC	26,400	572,616
			17,725,112
	IT Services 0.7%
	Computer Sciences Corp.	112,500	3,368,250

	Leisure Equipment & Products 1.3%
	Hasbro, Inc.	44,600	1,637,712
	Mattel, Inc.	127,300	4,284,918
			5,922,630
	Life Sciences Tools & Services 1.0%
	Thermo Fisher Scientific, Inc.	80,700	4,549,866

	Machinery 2.2%
	Illinois Tool Works, Inc.	94,700	5,409,264
	Ingersoll-Rand PLC	60,700	2,509,945
	ITT Corp.	32,500	745,550
	Xylem, Inc.	49,800	1,381,950
			10,046,709
	Media 5.3%
	Cablevision Systems Corp. Class A	108,500	1,592,780
	Comcast Corp. Class A	102,700	3,082,027
	Madison Square Garden Co. Class A (a)	40,000	1,368,000
	McGraw-Hill Cos., Inc. (The)	81,100	3,930,917
	New York Times Co. (The) Class A (a)	130,800	888,132
	Time Warner, Inc.	162,300	6,126,825
	Walt Disney Co. (The)	126,300	5,529,414
	WPP PLC	104,225	1,424,520
			23,942,615
	Metals & Mining 1.0%
	Nucor Corp.	106,500	4,574,175

	Multi-Utilities1.9%
	NiSource, Inc.	190,000	4,626,500
	TECO Energy, Inc.	41,800	733,590
	Xcel Energy, Inc.	111,300	2,946,111
			8,306,201
	Multiline Retail 1.4%
	Kohl's Corp.	66,300	3,316,989
	Macy's, Inc.	70,700	2,808,911
			6,125,900
	Oil, Gas & Consumable Fuels 11.4%
	Anadarko Petroleum Corp.	60,400	4,731,736
	BP PLC, Sponsored ADR (b)	62,000	2,790,000
¤	Chevron Corp.	111,300	11,935,812
	ConocoPhillips	31,600	2,401,916
	CONSOL Energy, Inc.	94,700	3,229,270
¤	ExxonMobil Corp.	115,100	9,982,623
	Murphy Oil Corp.	87,500	4,923,625
	Petroleo Brasileiro S.A., ADR (b)	41,800	1,110,208
¤	Royal Dutch Shell PLC, ADR (b)	110,500	7,749,365
	Spectra Energy Corp.	69,600	2,195,880
			51,050,435
	Paper & Forest Products 1.8%
	International Paper Co.	166,800	5,854,680
	MeadWestvaco Corp.	75,500	2,385,045
			8,239,725
	Personal Products 0.7%
	Avon Products, Inc.	162,900	3,153,744

	Pharmaceuticals 4.4%
	Bristol-Myers Squibb Co.	111,300	3,756,375
	Johnson & Johnson	87,900	5,797,884
	Merck & Co., Inc.	125,800	4,830,720
	Pfizer, Inc.	233,200	5,284,312
			19,669,291
	Real Estate Investment Trusts 0.5%
	Weyerhaeuser Co.	99,300	2,176,656

	Semiconductors & Semiconductor Equipment 1.9%
	Analog Devices, Inc.	78,500	3,171,400
	Applied Materials, Inc.	215,300	2,678,332
	First Solar, Inc. (a)	28,500	713,925
	Texas Instruments, Inc.	53,800	1,808,218
			8,371,875
	Software 1.5%
¤	Microsoft Corp.	206,800	6,669,300

	Specialty Retail 1.1%
	Home Depot, Inc. (The)	27,200	1,368,432
	Staples, Inc.	194,600	3,148,628
	Tiffany & Co.	4,700	324,911
			4,841,971
	Wireless Telecommunication Services 0.4%
	Vodafone Group PLC	605,627	1,668,103

	Total Common Stocks (Cost $419,434,305)		428,017,899

		Shares	Value
	Convertible Preferred Stock 0.6%
	Automobiles 0.6%
	General Motors Co. 4.75%	59,750	2,500,538

	Total Convertible Preferred Stock (Cost $2,624,519)		2,500,538

		Principal Amount	Value
	Short-Term Investment 3.9%
	Repurchase Agreement 3.9%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $17,609,308 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $17,940,000 and a Market Value of $17,962,425)	$17,609,293	17,609,293

	Total Short-Term Investment (Cost $17,609,293)		17,609,293

	Total Investments (Cost $439,668,117) (c)	99.9%	448,127,730
	Other Assets, Less Liabilities	0.1	265,831

	Net Assets	100.0%	$448,393,561

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $439,668,117 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$13,556,798
	Gross unrealized depreciation	(5,097,185)
	Net unrealized appreciation	$8,459,613

The following abbreviation is used in the above portfolio:

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$428,017,899	$—	$—	$428,017,899
Convertible Preferred Stock	2,500,538	—	—	2,500,538
Short-Term Investment
Repurchase Agreement	—	17,609,293	—	17,609,293
Total Investments in Securities	$430,518,437	$17,609,293	$—	$448,127,730

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	22,032	USD	22,171	USD	22,088

MainStay VP U.S. Small Cap Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.3% †
	Aerospace & Defense 4.0%
	Curtiss-Wright Corp.	115,750	$4,283,907
	Esterline Technologies Corp. (a)	42,300	3,022,758
	Hexcel Corp. (a)	183,700	4,410,637
			11,717,302
	Auto Components 3.4%
	Dana Holding Corp.	223,200	3,459,600
	Tenneco, Inc. (a)	99,450	3,694,567
	Visteon Corp. (a)	50,100	2,655,300
			9,809,467
	Biotechnology 2.2%
¤	Alkermes PLC (a)	340,199	6,310,691

	Building Products 2.2%
	Armstrong World Industries, Inc.	50,500	2,462,885
	Masco Corp.	130,200	1,740,774
	Simpson Manufacturing Co., Inc.	73,100	2,357,475
			6,561,134
	Capital Markets 0.9%
	Waddell & Reed Financial, Inc. Class A	79,900	2,589,559

	Chemicals 2.9%
	Chemtura Corp. (a)	232,150	3,941,907
	Methanex Corp.	141,250	4,580,737
			8,522,644
	Commercial Banks 3.9%
	Bank of Hawaii Corp.	91,950	4,445,782
	Investors Bancorp, Inc. (a)	277,450	4,167,299
	Texas Capital Bancshares, Inc. (a)	82,750	2,864,805
			11,477,886
	Communications Equipment 1.3%
	Harmonic, Inc. (a)	678,973	3,713,982

	Computers & Peripherals 1.6%
	Diebold, Inc.	123,050	4,739,886

	Containers & Packaging 1.3%
	Silgan Holdings, Inc.	85,250	3,768,050

	Diversified Consumer Services 1.4%
	Service Corp. International	375,850	4,232,071

	Diversified Financial Services 1.4%
	CBOE Holdings, Inc.	141,850	4,031,377

	Diversified Telecommunication Services 0.6%
	Lumos Networks Corp.	173,550	1,867,398

	Electric Utilities 3.4%
¤	Great Plains Energy, Inc.	245,750	4,981,352
	Westar Energy, Inc.	177,550	4,958,972
			9,940,324
	Electronic Equipment & Instruments 3.1%
	DTS, Inc. (a)	87,377	2,640,533
	MTS Systems Corp.	72,200	3,833,098
	National Instruments Corp.	91,857	2,619,762
			9,093,393
	Energy Equipment & Services 1.5%
	Cal Dive International, Inc. (a)	521,450	1,720,785
	Dril-Quip, Inc. (a)	40,631	2,641,828
			4,362,613
	Food & Staples Retailing 0.3%
	Spartan Stores, Inc.	41,000	742,920

	Food Products 4.7%
¤	Corn Products International, Inc.	110,750	6,384,737
¤	Flowers Foods, Inc.	246,200	5,015,094
	TreeHouse Foods, Inc. (a)	38,250	2,275,875
			13,675,706
	Health Care Equipment & Supplies 6.6%
	Alere, Inc. (a)	70,300	1,828,503
	Haemonetics Corp. (a)	57,350	3,996,148
	Integra LifeSciences Holdings Corp. (a)	83,480	2,895,921
	Sirona Dental Systems, Inc. (a)	57,774	2,977,672
	Teleflex, Inc.	76,650	4,687,148
	Wright Medical Group, Inc. (a)	159,775	3,086,853
			19,472,245
	Health Care Providers & Services 2.9%
	Bio-Reference Laboratories, Inc. (a)	166,405	3,912,182
	PSS World Medical, Inc. (a)	180,200	4,566,268
			8,478,450
	Hotels, Restaurants & Leisure 2.6%
	Multimedia Games, Inc. (a)	298,520	3,271,779
	Shuffle Master, Inc. (a)	251,800	4,431,680
			7,703,459
	Household Durables 0.8%
	Ryland Group, Inc. (The)	119,550	2,304,924

	Insurance 1.6%
	Arthur J. Gallagher & Co.	127,200	4,546,128

	IT Services 3.7%
	Forrester Research, Inc.	136,935	4,436,694
¤	NeuStar, Inc. Class A (a)	169,800	6,325,050
			10,761,744
	Machinery 11.3%
	Actuant Corp. Class A	52,200	1,513,278
	Colfax Corp. (a)	42,000	1,480,080
	Harsco Corp.	202,150	4,742,439
	Kaydon Corp.	71,550	1,825,241
	Kennametal, Inc.	61,131	2,722,163
¤	Mueller Industries, Inc.	131,209	5,963,449
	Navistar International Corp. (a)	67,350	2,724,308
¤	Wabtec Corp.	71,337	5,376,670
¤	Woodward, Inc.	157,650	6,752,149
			33,099,777
	Multi-Utilities 3.1%
	NSTAR	84,276	4,098,342
	Vectren Corp.	169,150	4,915,499
			9,013,841
	Pharmaceuticals 2.2%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	166,650	6,454,355

	Professional Services 0.8%
	Resources Connection, Inc.	174,600	2,453,130

	Real Estate Investment Trusts 1.0%
	Tanger Factory Outlet Centers, Inc.	98,000	2,913,540

	Road & Rail 2.4%
	Con-way, Inc.	94,950	3,096,320
	Genesee & Wyoming, Inc. Class A (a)	73,916	4,034,335
			7,130,655
	Semiconductors & Semiconductor Equipment 1.6%
	Teradyne, Inc. (a)	196,950	3,326,486
	Veeco Instruments, Inc. (a)	50,900	1,455,740
			4,782,226
	Software 1.6%
	Progress Software Corp. (a)	122,200	2,886,364
	Solera Holdings, Inc.	39,650	1,819,539
			4,705,903
	Specialty Retail 5.3%
¤	Express, Inc. (a)	209,850	5,242,053
	JoS. A. Bank Clothiers, Inc. (a)	65,500	3,301,855
	Monro Muffler Brake, Inc.	76,925	3,191,618
	Sonic Automotive, Inc.	205,700	3,684,087
			15,419,613
	Textiles, Apparel & Luxury Goods 4.8%
	G-III Apparel Group, Ltd. (a)	117,900	3,350,718
	Iconix Brand Group, Inc. (a)	207,300	3,602,874
	Perry Ellis International, Inc. (a)	169,150	3,158,030
	Warnaco Group, Inc. (The) (a)	66,550	3,886,520
			13,998,142
	Thrifts & Mortgage Finance 2.5%
	BankUnited, Inc.	148,100	3,702,500
	Brookline Bancorp, Inc.	398,400	3,733,008
			7,435,508
	Trading Companies & Distributors 0.5%
	Titan Machinery, Inc. (a)	53,150	1,498,830

	Wireless Telecommunication Services 0.9%
	NTELOS Holdings Corp.	131,800	2,728,260

	Total Common Stocks (Cost $249,562,317)		282,057,133

	Exchange Traded Funds 1.3% (b)
	iShares Russell 2000 Index Fund	25,150	2,083,678
	iShares Russell 2000 Value Index Fund	22,600	1,649,122

	Total Exchange Traded Funds (Cost $3,687,534)		3,732,800

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $8,190,717 (Collateralized by a Federal Home Loan Bank security with a rate of 0.17% and a maturity date of 2/13/13, with a Principal Amount of $8,355,000 and a Market Value of $8,356,596)	$8,190,711	8,190,711

	Total Short-Term Investment (Cost $8,190,711)		8,190,711

	Total Investments (Cost $261,440,562) (c)	100.4%	293,980,644
	Other Assets, Less Liabilities	(0.4)	(1,156,242)

	Net Assets	100.0%	$292,824,402

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2012, cost is $261,916,601 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$41,283,176
	Gross unrealized depreciation	(9,219,133)
	Net unrealized appreciation	$32,064,043

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$282,057,133	$—	$—	$282,057,133
Exchange Traded Funds	3,732,800	—	—	3,732,800
Short-Term Investment
Repurchase Agreement	—	8,190,711	—	8,190,711
Total Investments in Securities	$285,789,933	$8,190,711	$—	$293,980,644

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2012, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio
Portfolio of Investments March 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 91.6% †
	Bermuda 3.1%
	African Minerals, Ltd. (Metals & Mining) (a)	450,100	$3,988,442
	Nabors Industries, Ltd. (Energy Equipment & Services) (a)	179,400	3,137,706
	Seadrill, Ltd. (Energy Equipment & Services)	370,900	13,898,777
			21,024,925
	Canada 13.7%
	Agnico-Eagle Mines, Ltd. (Metals & Mining)	42,700	1,425,326
	Eldorado Gold Corp. (Metals & Mining)	223,600	3,072,264
	First Quantum Minerals, Ltd. (Metals & Mining)	708,500	13,510,121
	Goldcorp, Inc. (Metals & Mining)	275,100	12,396,006
	IAMGOLD Corp. (Metals & Mining)	829,300	11,021,397
	Kinross Gold Corp. (Metals & Mining)	747,700	7,319,983
	New Gold, Inc. (Metals & Mining) (a)	251,000	2,479,880
	Osisko Mining Corp. (Metals & Mining) (a)	904,400	10,499,726
	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)	462,600	13,514,626
	Potash Corp. of Saskatchewan, Inc. (Chemicals)	262,600	11,998,194
	Teck Cominco, Ltd. Class B (Metals & Mining)	158,400	5,648,544
			92,886,067
	China 0.5%
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,583,600	3,442,276

	Switzerland 2.2%
	Noble Corp. (Energy Equipment & Services) (a)	225,000	8,430,750
	Weatherford International, Ltd. (Energy Equipment & Services) (a)	460,500	6,948,945
			15,379,695
	United Kingdom 13.0%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	4,459,200	9,514,748
	Antofagasta PLC (Metals & Mining)	156,300	2,880,023
	BHP Billiton PLC (Metals & Mining)	383,400	11,697,718
	ENSCO PLC, Sponsored ADR (Energy Equipment & Services) (b)	216,700	11,469,931
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	579,300	4,702,449
	Randgold Resources, Ltd., ADR (Metals & Mining) (b)	110,400	9,712,992
	Rio Tinto PLC, Sponsored ADR (Metals & Mining) (b)	298,000	16,565,820
¤	Xstrata PLC (Metals & Mining)	1,258,600	21,500,249
			88,043,930
	United States 59.1%
	Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	151,100	2,298,231
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	377,200	29,549,848
	Apache Corp. (Oil, Gas & Consumable Fuels)	89,600	8,999,424
	Berry Petroluem Co. Class A (Oil, Gas & Consumable Fuels)	83,400	3,930,642
¤	Cameron International Corp. (Energy Equipment & Services) (a)	343,800	18,162,954
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	262,500	19,810,875
¤	Cliffs Natural Resources, Inc. (Metals & Mining)	245,900	17,031,034
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	170,900	2,722,437
	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	122,900	12,545,632
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	366,700	12,504,470
	Cummins, Inc. (Machinery)	75,000	9,003,000
	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	147,900	10,518,648
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	214,600	14,324,550
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	168,800	10,975,376
	Far East Energy Corp. (Oil, Gas & Consumable Fuels) (a)	1,133,300	294,545
	Green Plains Renewable Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	81,600	880,464
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	15,100	439,712
¤	Halliburton Co. (Energy Equipment & Services)	746,000	24,759,740
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	529,300	17,016,995
	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	81,300	3,607,281
	Key Energy Services, Inc. (Energy Equipment & Services) (a)	248,000	3,831,600
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	725,200	6,780,620
	Mosaic Co. (The) (Chemicals)	118,800	6,568,452
	National-Oilwell Varco, Inc. (Energy Equipment & Services)	154,200	12,254,274
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	181,300	6,287,484
	Newmont Mining Corp. (Metals & Mining)	324,000	16,611,480
¤	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	225,000	21,426,750
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	195,300	3,376,737
	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	139,500	4,039,920
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	193,200	21,559,188
¤	Schlumberger, Ltd. (Energy Equipment & Services)	364,700	25,503,471
	SM Energy Co. (Oil, Gas & Consumable Fuels)	191,700	13,566,609
	Steel Dynamics, Inc. (Metals & Mining)	291,700	4,241,318
	United States Steel Corp. (Metals & Mining)	233,600	6,860,832
	Western Refining, Inc. (Oil, Gas & Consumable Fuels)	506,300	9,528,566
¤	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	362,600	19,689,180
			401,502,339
	Total Common Stocks (Cost $665,368,684)		622,279,232

	Exchange Traded Fund 1.2%
	United States 1.2%
	SPDR Gold Shares (a)	47,900	7,766,506

	Total Exchange Traded Fund (Cost $8,009,001)		7,766,506

		Number of Warrants	Value
	Warrants 0.0%‡
	Canada 0.0%‡
	Kinross Gold Corp. Strike Price $21.30 Expires 9/17/14 (Metals & Mining) (a)	34,300	22,008

	Total Warrants (Cost $36,860)		22,008

		Principal Amount	Value
	Short-Term Investment 6.9%
	Repurchase Agreement 6.9%
	United States 6.9%
	State Street Bank and Trust Co. 0.01%, dated 3/30/12 due 4/2/12 Proceeds at Maturity $46,794,199 (Collateralized by a Federal Home Loan Bank security with a rate of 0.35% and a maturity date of 6/10/13, with a Principal Amount of $47,675,000 and a Market Value of $47,734,594)	$46,794,160	46,794,160

	Total Short-Term Investment (Cost $46,794,160)		46,794,160

	Total Investments (Cost $720,208,705) (c)	99.7%	676,861,906
	Other Assets, Less Liabilities	0.3	2,209,006

	Net Assets	100.0%	$679,070,912

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of March 31, 2012, cost is $720,208,705 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,188,359
Gross unrealized depreciation	(47,535,158)
Net unrealized depreciation	$(43,346,799)

The following abbreviation is used in the above portfolio:
SPDR -Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$622,279,232	$—	$—	$622,279,232
Exchange Traded Fund	7,766,506	—	—	7,766,506
Warrants	22,008	—	—	22,008
Short-Term Investment
Repurchase Agreement	—	46,794,160	—	46,794,160
Total Investments in Securities	$630,067,746	$46,794,160	$—	$676,861,906

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of February 17, 2012 and March 31, 2012 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2012, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2012, the Portfolio held the following foreign currencies:
		Currency		Cost		Value
Norwegian Krone	NOK	1,627,901	USD	282,874	USD	285,860
Pound Sterling	GBP	62		99		99
Total			USD	282,973	USD	285,959

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2012 unaudited

SECURITIES VALUATION.

The Portfolios (each a “Portfolio” and collectively, the “Portfolios”) prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the “Board”) of MainStay VP Funds Trust (the “Fund”) has adopted procedures for the valuation of each Portfolios’ securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the “Valuation Committee”). The Board has authorized the Valuation Committee to appoint a Sub-Committee to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the primary responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the “Manager”), aided to whatever extent necessary by the portfolio manager or sub-adviser of each Portfolio. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Securities are valued using unadjusted market prices, when available, as supplied primarily by third party pricing services or dealers. To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing service or broker source. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including a Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2012, for each Portfolio’s investments is included at the end of each Portfolio’s respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Portfolios may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Portfolios' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended March 31, 2012, there have been no changes to the fair value methodologies.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including Money Market Funds, are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by a Portfolio's Manager in consultation with the Portfolio's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by a Portfolio's Manager, in consultation with the Portfolio's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

The Cash Management Portfolio seeks to maintain a NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do as such. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Securities in the Cash Management Portfolio are valued at their amortized cost per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market.

Temporary cash investments maturing in more than 60 days are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of March 31, 2012, the Floating Rate and High Yield Corporate Bond Portfolios held securities with a value of $17,105,560 and $3,933,907, respectively that were valued by single broker quotes and/or deemed to be illiquid.

Equity and non-equity securities, which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor, if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2012, the Convertible, Floating Rate, Government, High Yield Corporate Bond and Income Builder Portfolios held securities with values of $4,536, $279,973, $1,034,837, $14,379,020, and $420,304 respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade, including the Income Builder and International Equity Portfolios, and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of March 31, 2012, foreign equity securities held by the Portfolios were not fair valued in such a manner.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Convertible Portfolio
Asset Class	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range

Common Stock (1 position)	$4,302	Income Approach	Remaining Claims	$3.5M - $35B
			Discount Rate	11%

Convertible Bond (1 position)	234	Income Approach	Remaining Assets	$0.01

	$4,536

Floating Rate Portfolio
Asset Class	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range

Common Stock (1 position)	$279,973	Market Approach	Offered Quotes	$19.50 - $21.00

Loan Assignments & Participations (12 positions)	17,105,560	Market Approach	Offered Quotes	$94.50 - $101.00

	$17,385,533

Government Portfolio
Asset Class	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range

Mortgage Backed Security ( 1 position)	$1,034,837	Market Approach	Treasury Spread	47 bps
			Constant Maturity	1 yr.

High Yield Corporate Bond Portfolio
Asset Class	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range

Common Stocks (2 positions)	$1,393,375	Income/Market Approach	Estimated Remaining Claims/Value	$0.01 - $58.4M

Convertible Bonds (2 positions)	1,090	Income/Market Approach	Estimated Remaining Assets	$0.01

Corporate Bonds (6 positions)	7,014,548	Income/Market Approach	Estimated Remaining Cash/Collateral	$32.4M - $59.7M
			Liquidity Discount	15% - 30%
			Offered Quotes	$0.0625 - $101.25
			Discount Rate	15%
			Distribution Percentage	73%
			Probability of Success	20%

Loan Assignments & Participations (2 positions)	9,903,907	Income/Market Approach	Estimated Remaining Collateral	$110M
			Asset Coverage	1.83x - 3.26x
			Offered Quote	$100

Warrants (2 positions)	7	Income/Market Approach	Probability of Liquidity Event	0%

Total	$18,312,927

Income Builder Portfolio
Asset Class	Fair Value at 3/31/12		Valuation Technique	Unobservable Inputs	Range

Corporate Bonds (2 positions)	$61,831		Income/Market Approach	Treasury Spread	10 yrs.
				Estimated Remaining Claims/Value	$23.7M - $32.4M
				Distribution Percentage	73%
				Probability of Success	20%

Mortgage Backed Security (1 position)	358,473		Market Approach	Treasury Spread	47 bps
				Constant Maturity	1 yr.

Warrants (2 positions)	-	(a)	Income Approach	Probability of Liquidity Event	0%

Total	$420,304

(a) Less than one dollar.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	May 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	May 29, 2012